UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23345

Name of Fund:  BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
                                   BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2020

Date of reporting period: 12/31/2020

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock U.S. Government Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout
February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-
at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the
U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
22.16% 18.40%
U.S. small cap equities
(Russell 2000
®
Index)
37.85 19.96
International equities
(MSCI Europe, Australasia,
Far East Index)
21.61 7.82
Emerging market equities
(MSCI Emerging Markets
Index)
31.14 18.31
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.07 0.67
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.87) 10.58
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.29 7.51
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.92 4.95
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
11.32 7.05
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report

Financial Statements:

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Investment Objective
BlackRock Advantage Large Cap Core Portfolio’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
The Fund underperformed amid a highly volatile market backdrop during the period. Broad economic shutdowns in the beginning of the year to mitigate coronavirus spread led to the worst first quarter on record for U.S. stocks as investors weighed the impact on growth and unemployment. Subsequently, the easing of lockdown restrictions, ongoing loose monetary policy from the Fed and improving prospects for a COVID-19 vaccine led equities higher. U.S. equities not only completed a remarkable recovery from the March selloff but set new all-time highs to end the year. However, the move higher was accompanied by historic rotations of market leadership. Markets were boosted following strong efficacy data from vaccine developers in November 2020. Momentum styles experienced their sharpest drawdown since the global financial crisis, as investors shifted to cyclical exposures amid the rotation in the fourth quarter of 2020.
While displaying strong outperformance in the first half of the year, the Fund lagged amid the shifting market backdrop seen in the second half. Underperformance was concentrated near the end of the period, driven by weak performance across trend-based sentiment measures that struggled during the market rotation caused by positive vaccine news. Insights designed to machine read text to evaluate fundamental trends underperformed as investors focused on macro events instead of stock specific fundamentals. Other insights that evaluate conference call text similarly failed to keep pace. The underperformance across trend measures broadened in November, driven by the sharp rotation away from momentum styles. Despite the challenging performance after vaccine news in November, performance for the generic momentum style was strong for the full period. As a result, a style-timing insight that took a more conservative view toward momentum weighed on performance for the year. As investors favored contrarian parts of the market, insights that were positioned for sustained market leadership weighed on the Fund’s return. Surprisingly, insights that capture traditional valuation metrics, such as comparing valuation across sales, underperformed.
Select sentiment insights that capture COVID-19 related trends, specifically those that evaluate work-from-home indicators, also detracted late in the period amid the broader re-opening trend and as several employers made forward-looking comments concerning the desire for employees to return to the office.
On the positive side, although trend-based sentiment measures faltered near the end of 2020, faster moving sentiment measures constructed from alternative data were able to correctly position the portfolio throughout the COVID-19 crisis witnessed earlier in the period. Insights that captured firms likely to benefit during the recovery were most additive, including those evaluating how companies were navigating fast changing consumer habits and the emergence from lockdown by looking at supply chain linkages and mobile app usage. The real time nature of such measures was helpful in evaluating the quickly evolving marketplace. Other sentiment-based measures that look to bond data and non-obvious news were also additive.
Nontraditional measures of quality, such as insights related to environmental, social and governance (“ESG”) factors, were also able to provide much needed ballast.
Specifically, an insight that looks to capture investor flows into ESG-related positions was one of the best performing insights as it was able to follow the broader sustainability market trend. Traditional quality insights, such as balance sheet strength, also aided performance.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. Given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends due to COVID-19, such as “work from home” and vaccine development. A new alternative data-driven insight that looks to capture brand sentiment from consumers was also added.
Describe portfolio positioning at period end.
Relative to the Russell 1000
©
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions in the information technology and utility sectors and slight underweight positions in consumer discretionary and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Advantage Large Cap Core Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
Expense Example
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Large
Cap Core Portfolio.
(b)
An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000
®
Index.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Advantage Large Cap Core Portfolio ........................................... 22.61% 19.99% 14.74% 13.38%
Russell 1000
®
Index ............................................................. 24.46 20.96 15.60 14.01
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Portfolio.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock Advantage Large Cap Core Portfolio ........ $ 1,000.00 $ 1,226.10 $ 2.69 $ 1,000.00 $ 1,022.72 $ 2.44 0.48%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 28%
Health Care ..................................... 12
Consumer Discretionary ............................. 11
Financials ....................................... 10
Communication Services ............................. 10
Industrials ....................................... 9
Consumer Staples ................................. 6
Real Estate ...................................... 4
Utilities ......................................... 3
Materials ....................................... 2
Energy ......................................... 2
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2020

Fund Summary
BlackRock Balanced Capital Portfolio
Investment Objective
BlackRock Balanced Capital Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund returned 15.75%, underperforming its blended benchmark (60% Russell 1000
®
Index/40% Bloomberg Barclays
U.S. Aggregate Bond Index), which returned 16.29% for the period. The Russell 1000
®
Index returned 20.96%, and the Bloomberg Barclays U.S. Aggregate Bond Index
returned 7.51%.
What factors influenced performance?
From an asset allocation perspective, an underweight to U.S. duration (and corresponding interest rate sensitivity) detracted from returns in the first quarter of 2020 as the Fed cut its policy rate to zero and implemented a broad-based bond purchase program to alleviate the funding stress and market volatility that occurred following the
COVID-19 outbreak.
Within the equity allocation, the portfolio underperformed for the 12 months amid a highly volatile market backdrop, despite performing well during the first half of the year.
Underperformance was concentrated near the end of the period, with performance across trend-based sentiment measures driving weakness. These insights struggled during the market rotation caused by positive vaccine news. Insights designed to machine read text in seeking to evaluate fundamental trends underperformed as investors focused on macro events instead of stock-specific fundamentals. Other insights that evaluate conference call text similarly struggled. Meanwhile, in the fixed income allocation, the portfolio’s positioning in municipal bonds and structured products detracted from the Fund’s return.
On the positive side, from an asset allocation perspective, an overweight to U.S. equities added value following the market sell-off in March 2020 as risk assets rebounded on the back of substantial monetary and fiscal stimulus, as well as signs of recovery as many countries started to reopen economies. An overweight to U.S. equities implemented in October and early November 2020 also boosted the Fund’s return.
Within the equity allocation, faster-moving sentiment measures constructed from alternative data were able to correctly position the portfolio throughout the COVID-19 crisis.
Insights which captured firms likely to benefit during the recovery were most additive. Nontraditional measures of quality, such as insights related to environmental, social and governance factors, were also able to provide much needed ballast. In the fixed income allocation, the portfolio’s overweight to investment grade and high yield corporate credit added to relative performance.
The Fund at times had a slightly elevated exposure to cash as collateral for its derivatives positions. The Fund’s cash position had no material impact on Fund performance.
Describe recent portfolio activity.
The Fund entered the year with an overweight to U.S. equities and an underweight to U.S. duration, albeit at low active risk levels. In early February 2020, as the macro outlook improved, pro-cyclical positioning was increased by adding to the overweight equity and underweight duration positions. This stance was based on the view that steady consumption and stronger-than-appreciated inflationary dynamics in the United States and Europe were likely to intersect with an increase in manufacturing activity.
However, as the COVID-19 outbreak spread beyond China and equity markets sold off the Fund took that as an opportunity to increase the overweight to U.S. equities and close the underweight to duration. Subsequently, in April and May 2020, the overweight to U.S. equities was reduced and an overweight to U.S. duration was added.
Given the recovery in global growth and firming inflation during the second half of the year, the environment appeared more favorable for equities and less favorable for bonds. As such, in August 2020, the Fund removed its overweight to U.S. duration. The overweight to U.S. equities was increased in October and early November 2020.
Given November’s strong equity rally, the U.S equity overweight was trimmed toward the end of the period.
In the equity allocation, the Fund maintained a balanced allocation of risk across all major return drivers. However, several new stock selection insights were added to the portfolio. Given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends due to COVID, such as “work from home” and vaccine development. Additionally, a new alternative data-driven insight that looks to capture brand sentiment from consumers was added.
Within the fixed income allocation, the Fund started the year with an overweight position in agency mortgage-backed securities (“MBS”), which it removed on pricing strength in mid-February 2020. Later in March 2020, the portfolio moved back to an overweight position in agency MBS as spreads widened. The Fund also added to its overweight positions across emerging market debt, European sovereign debt and non-agency MBS. In the fourth quarter of 2020, the portfolio reduced its exposure to U.S. investment grade corporate debt and municipal bonds and started to move down the capital structure, where it favored select segments of the structured product market. In addition, the portfolio opportunistically increased its emerging market debt exposure and maintained a modest allocation to U.S. high yield corporate credit given better economic data and positive vaccine headlines.
Describe portfolio positioning at period end.
The Fund ended the period with a constructive view on U.S. equities given the recovery in global growth and firming in inflation data more recently.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock Balanced Capital Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests in U.S. and foreign equity securities and fixed income securities of any maturity.
(b)
A customized weighted index comprised of the returns of the Russell 1000
®
Index (60%) and Bloomberg Barclays U.S. Aggregate Bond Index (40%).
(c)
An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000
®
Index.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Balanced Capital Portfolio .................................................. 15.31% 15.75% 11.35% 10.30%
60% Russell 1000
®
Index/40% Bloomberg Barclays U . S . Aggregate Bond Index ................... 14.91 16.29 11.35 10.11
Russell 1000
®
Index ............................................................. 24.46 20.96 15.60 14.01
Bloomberg Barclays U.S. Aggregate Bond Index ........................................ 1.29 7.51 4.44 3.84
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Balanced Capital Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
BlackRock Balanced Capital
Portfolio ............... $ 1,000.00 $ 1,153.10 $ 2.71 $ 2.6 0 $ 1,000.00 $ 1,022.62 $ 2.54 $ 1,022. 7 2 $ 2.4 4
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the annualized expense ratio (0.50%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
Expenses are equal to the annualized expense ratio (0.48%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 57%
U.S. Government Sponsored Agency Securities .............. 16
Corporate Bonds ................................... 13
U.S. Treasury Obligations ............................. 5
Investment Companies ............................... 3
Asset-Backed Securities .............................. 3
Foreign Government Obligations ........................ 2
Non-Agency Mortgage-Backed Securities .................. 1
Municipal Bonds ................................... —
(b)
Foreign Agency Obligations ............................ —
(b)
Capital Trusts ..................................... —
(b)
Floating Rate Loan Interests ........................... —
(b)
Rights .......................................... —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds, TBA sale commitments and investments sold short.
(b)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Investment Objective
BlackRock Capital Appreciation Portfolio’s (the “Fund”) investment objective is to seek long term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Russell 1000
®
Growth Index, and the broad market S&P 500
®
Index. The
following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
The largest contributors to the Fund`s relative performance over the period were stock selection in the communication services sector and positioning in consumer staples and consumer discretionary. In communication services, selection in interactive media & services, specifically an out-of-benchmark position in Snap, Inc., drove relative performance. Selective positioning across consumer staples sub-sectors also added to relative results. Lastly, an overweight to the consumer discretionary sector proved advantageous, notably to the internet & direct marketing retail sub-sector with an out-of-benchmark position in Argentine e-commerce company MercadoLibre, Inc. and overweight to e-commerce and cloud computing company Amazon.com, Inc.
The largest detractors from relative performance were selection within information technology (“IT”) and health care as well as positioning in financials. Within IT, a substantial underweight to technology, hardware, storage & peripherals, specifically an underweight to Apple, Inc., detracted from relative performance. Within health care, selection in the health care equipment & supplies sub-sector, most notably an overweight to Boston Scientific Corp., detracted from relative performance. Within financials, an out-of-
benchmark position in CME Group, Inc. in capital markets was the biggest constraint on performance.
Describe recent portfolio activity.
During the period, the Fund’s exposure to IT increased with an allocation to semiconductors & semiconductor equipment. Exposure to the consumer discretionary sector was increased as well. Conversely, exposure to health care decreased the most as the investment adviser trimmed within health care equipment & supplies. Exposure to the industrials sector was also decreased.
Describe portfolio positioning at period end.
As of period end, the Fund’s largest overweight position relative to the Russell 1000
®
Growth Index was in the consumer discretionary sector, followed by materials and communication services. Conversely, the consumer staples sector was the largest underweight, followed by health care and energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Capital Appreciation Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the investment adviser believes have exhibited above-average growth rates in earnings over the long term.
(b)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(c)
An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000
®
securities with higher price-to-book ratios
and higher forecasted growth values.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Capital Appreciation Portfolio ................................................ 23.19% 40.16% 20.66% 15.44%
S&P 500
®
Index ................................................................ 22.16 18.40 15.22 13.88
Russell 1000
®
Growth Index ....................................................... 26.12 38.49 21.00 17.21
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock Capital Appreciation Portfolio ............. $ 1,000.00 $ 1,231.90 $ 2.75 $ 1,000.00 $ 1,022.67 $ 2.49 0.49%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 46%
Consumer Discretionary ............................. 19
Communication Services ............................. 13
Health Care ..................................... 9
Industrials ....................................... 5
Financials ....................................... 3
Materials ....................................... 3
Real Estate ...................................... 2
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (2)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2020

Fund Summary
BlackRock Global Allocation Portfolio
Investment Objective
BlackRock Global Allocation Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex-
U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), and
outperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the
Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the
Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
Within equities, stock selection within a number of sectors, notably information technology (“IT”) and consumer discretionary, contributed to performance. Sector positioning was additive, primarily driven by underweights to financials, energy and consumer staples, and overweights to IT and consumer discretionary. Within fixed income, positioning at the long end of the yield curve and exposure to U.S. corporate credit positively impacted returns. Exposure to gold-related securities also contributed to performance.
Within equities, security selection within industrials, materials and financials detracted from performance. Exposure to cash and cash equivalents negatively impacted returns as well. In addition, currency management, notably an underweight to the Australian dollar and overweight to the U.S. dollar, weighed on performance.
Describe recent portfolio activity.
During the period, the Fund’s overall equity allocation increased slightly from 67% to 68% of net assets. Within equities, the Fund increased exposure to Europe and decreased exposure to Japan and the United States. From a sector perspective, the Fund increased exposure to IT, consumer discretionary and materials, and decreased exposure to financials, consumer staples, energy and communication services. The Fund’s allocation to fixed income decreased from 27% to 24% of net assets. Within fixed income, the Fund decreased exposure to developed market government bonds and securitized debt, and increased exposure to corporate credit. From the standpoint of duration and corresponding interest rate sensitivity, overall portfolio duration was tactically managed over the period and ended the period at 1.9 years, up from 1.5 years at the beginning of the period. The Fund’s allocation to commodity-related securities decreased slightly from 2% to 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 4% to 7% of net assets. During the 12-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight in equities and underweight in fixed income, with modest exposure to commodity-related assets and an overweight to cash equivalents. Within equities, the Fund was overweight in the United States, Europe and China, and underweight in Japan and Australia. From a sector perspective, the Fund was overweight in consumer discretionary, IT, health care, materials, industrials and communication services, and underweight in consumer staples, financials and real estate. Within fixed income, the Fund was underweight in developed market government bonds and overweight in corporate credit and securitized debt.
From a duration perspective, overall portfolio duration was 1.9 years versus a benchmark duration of 2.8 years (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight in the euro, underweight in the Australian dollar and neutrally positioned toward the U.S. dollar.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock Global Allocation Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing markets and economic trends.
(c)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries within the FTSE Global Equity Index Series.
(d)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Global Allocation Portfolio .................................................. 20.34% 20.95% 9.50% 6.98%
FTSE World Index .............................................................. 24.02 16.33 12.82 9.92
Reference Benchmark ........................................................... 15.26 13.34 9.51 7.53
U.S. Stocks: S&P 500
®
Index
(b )
...................................................... 22.16 18.40 15.22 13.88
Non U.S. Stocks: FTSE World (ex-U.S.) Index
(c)
.......................................... 24.54 10.04 9.06 5.52
U.S. Bonds: ICE BofA Current 5-Year U.S. Treasury Index
(d)
................................. (0.04) 7.20 3.13 2.88
Non U.S. Bonds: FTSE Non- U.S. Dollar World Government Bond Index
(e)
....................... 9.64 10.78 5.17 1.88
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(b)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(c)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries excluding the U.S. within the FTSE Global
Equity Index Series.
(d)
An unmanaged index designed to track the total return of the current coupon five-year U.S. Treasury bond.
(e)
An unmanaged market capitalization-weighted index that tracks 22 government bond indexes, excluding the United States.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Global Allocation Portfolio
Expense Example
Overall Asset Exposure
Actual Hypothetical
(a)
Including
dividend
expense
Excluding
dividend
expense Including dividend expense Excluding dividend expense
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
BlackRock Global Allocation
Portfolio ............... $ 1,000.00 $ 1,203.40 $ 3.21 $ 3.16 $ 1,000.00 $ 1,022.22 $ 2.95 $ 1,022.27 $ 2.90
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the annualized expense ratio (0.58%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
Expenses are equal to the annualized expense ratio (0.57%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
Percent of Fund's
Net Assets
(a)
Reference
Benchmark
(b)
Percentages
12/31/2020 12/31/2019
U.S. Equities ..................................................................... 42% 43% 35%
European Equities .................................................................. 16 12 12
Asia Pacific Equities ................................................................. 9 11 9
Other Equities ..................................................................... 1 1 3
Total Equities
68 67 60
U.S. Dollar Denominated Fixed-Income Securities ............................................... 15 19 24
U.S. Issuers .................................................................... 13 18 —
Non-U.S. Issuers ................................................................. 2 1 —
Non-U.S. Dollar Denominated Fixed-Income Securities ............................................ 9 8 16
Total Fixed-Income Securities ...........................................................
24 27 40
Commodity-Related .................................................................
1 2 —
Cash & Short-Term Securities ...........................................................
7 4 —
(a)
Exposure based on market value and adjusted for the economic value of futures, swaps, and options (except with respect to fixed-income securities), and convertible bonds.
(b)
The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S.
Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index. Descriptions of these indexes are found on page 14 of this report to shareholders in the “Performance
Summary” section.

Money Market Overview
For the 12-Month Period Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Entering 2020, the economy was in a good place and interest rate policy was appropriate according to the Fed. However, this outlook quickly changed upon the imposition of dramatic measures taken by authorities around the world to stem the spread of the coronavirus pandemic. In response, the Fed quickly enacted a series of unprecedented measures to channel credit to businesses and households and smooth market functioning.
In an unprecedented move, the Fed issued two “emergency” rate cuts in March, ultimately reducing the Federal Funds target rate range from 1.50%-1.75% to 0.00%-0.25%.
This range was consistent through the remainder of 2020 and reinforced by Fed Chair Jerome Powell’s comments that “we are not even thinking about thinking about raising interest rates” later in the year.
In a nod to 2008, the Fed also revived the following programs and facilities: the Commercial Paper Funding Facility to backstop the purchase of high-quality commercial paper from U.S. issuers; the Primary Dealer Credit Facility to provide low cost funding against a broad range of collateral including commercial paper; and the Term Asset-
Backed Securities Loan Facility to purchase asset-backed securities. Other notable actions included the creation of new facilities to purchase investment grade corporate debt through the Primary Market Corporate Credit Facility and Secondary Market Corporate Credit Facility.
The Fed also introduced a few additional programs such as the Money Market Mutual Fund Liquidity Facility to purchase commercial paper and domestic and Yankee certificates of deposit from prime money market funds, and municipal debt and variable rate demand notes from municipal money market funds.
Complementing the Fed’s sweeping measures, a $2.2 trillion fiscal aid package was signed into law by President Donald Trump along with a series of coordinated global fiscal and monetary actions. As a result of this substantial fiscal deal, U.S. Treasury bill supply dramatically increased and remained robust until the second half of the year when supply contracted over $150 billion and became a challenge for front-end investors.
The three-month London Interbank Offered Rate ("LIBOR") overnight indexed swap (“LIBOR-OIS”) spread — a gauge of stress in the financial system — increased from a low of about 12 basis points (0.12%) in February 2020 to around 132 basis points (1.32%) at the end of the March 2020. The blow out of this spread signaled stress in the markets and the unwillingness of market makers to take on risk and provide liquidity.
Because of the uncertainty introduced by COVID-19, there was an increased demand for liquidity across markets, or a “flight to quality,” resulting in a significant premium for front-end liquidity. U.S. Treasury bills traded in the secondary market with a negative yield at the end of March, highlighting this demand.
As investors sought liquidity, assets of money market mutual funds rose to an all-time high of $4.2 trillion during the first half of the year, most of which entered U.S.
government funds. After the volatility in March 2020, the market began to find its footing and asset valuations ticked higher. Normalization would continue for the remainder of the year as spreads were seen to significantly compress.
In the summer of 2020, Fed Chair Powell released a series of statements pertaining to the long-term recovery and monetary policies. Powell noted that the Fed will tolerate the economy “running hot” for quite some time before any monetary tools are scaled back, and the Fed’s stance on inflation was revised to tolerate a booming economy that fosters an increase in prices of goods and services. In summary, the Fed will remain extremely accommodative over the next few years and is looking to achieve an inflation that is moderately above 2% for “quite some time.”
After several days of counting mail-in ballots, the unprecedented 2020 presidential election was concluded, and former Vice President and Senator Joe Biden was announced the winner. The makeup of the Senate, however, remained uncertain at year end as the country awaited the results from the Georgia run-off races held January 5, 2021. The uncertain implications of this race weighed heavily on the front-end and rates space at year end.
The three-month LIBOR set a record low of under 0.21% on November 20, 2020. The three-month LIBOR-OIS spread trended slightly above its low point of 0.12% for the past 12 months and finished the fourth quarter of 2020 at 0.16%, despite the blow out earlier in the year. In general, we expect limited commercial paper supply will keep spreads largely contained in the near term.
Excess reserves in the banking system remain plentiful, and are likely to increase, in our view, in the months ahead as a result of continuing asset purchases by the Fed along with the expected reduction in the Treasury General Account. We thus believe yields on U.S. treasury bills and repurchase agreements could be pressured lower in 2021.
Money market mutual fund industry assets fell $107 billion during the fourth quarter of 2020. Government money market funds experienced $38 billion of outflows while assets of prime money market funds fell $61 billion. These declines occurred despite a general weakening in certain economic measures from an increase in coronavirus cases and related restrictions on activity.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of December 31, 2020

Fund Summary
BlackRock Government Money Market Portfolio
Investment Objective
BlackRock Government Money Market Portfolio’s (the “Fund”) investment objective is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Portfolio Information
Expense Example
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 41%
U.S. Government Sponsored Agency Obligations .............. 32
Repurchase Agreements ............................... 24
Other Assets Less Liabilities ............................ 3
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market Portfolio ..... 0.00% 0.00%
The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the
7-Day SEC Yield excludes distributed capital gains.
Past performance is not an indication of future results.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock Government Money Market Portfolio ........ $ 1,000.00 $ 1,000.00 $ 1.01 $ 1,000.00 $ 1,024.13 $ 1.02 0.20%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further informa tion on how expenses were calculated.

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock High Yield Portfolio
Investment Objective
BlackRock High Yield Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield bonds delivered strong returns in 2020. Although the market fell sharply in the first quarter of 2020 due to the emergence of COVID-19, the Fed responded by cutting short-term interest rates to zero and pledging to support the corporate bond market through direct purchases. The high-yield market rebounded quickly in response, and the rally carried through until year end due to the combination of better-than-expected economic growth and the approval of a coronavirus vaccine in November 2020.
Security selection in the oil field services, technology and wireline telecommunications sectors positively contributed to Fund performance. The Fund’s overweight allocation to BBB-rated issues was additive, as was security selection in CCC-rated bonds. A tactical weighting in investment-grade corporate bonds was also an important driver of performance. A position in floating rate loan interests made a modest contribution as well.
An underweight allocation to the independent energy and automotive sectors detracted from Fund performance, as did security selection in the packaging sector. An underweight position in BB rated securities also weighed on results. The Fund used derivatives (including credit default swaps and total return swaps) to manage its positioning. This aspect of its strategy was a minor detractor from performance.
Describe recent portfolio activity.
The Fund increased its allocations to the independent energy, wireline telecommunications and midstream sectors, while reducing its weightings in the packaging, wireless telecommunications and cable/satellite sectors. The Fund tactically increased its position in investment-grade securities, primarily new issues that came to the market at attractive valuations in the second quarter of 2020.
Describe portfolio positioning at period end.
The Fund’s broad portfolio strategy was relatively stable. The investment adviser’s decision to increase the allocation to investment-grade bonds was the most notable shift.
This position, which reached a peak of nearly 11% of assets in the second quarter, stood at 8% as of year end.
From a credit quality perspective, the Fund was underweight in BB-rated debt and overweight in select CCCs. With that said, the Fund maintained an underweight in the highest-yielding portion of the market with the largest concentration of distressed assets. The Fund’s major sector positioning themes remained consistent, with the leading overweight positions in technology, cable/satellite and banking. The Fund was underweight in consumer cyclicals, particularly in the retail and automotive industries. The
Fund was also underweight in the food/beverage and media/entertainment categories.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock High Yield Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio (the
"Predecessor Fund"), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Fund's total returns prior to October 1, 2011 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name "BlackRock High Income Portfolio".
(b)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock High Yield Portfolio ............................ 3.94% 3.24% 11.30% 7.80% 8.40% 6.63%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped
Index ............................................. — — 11.32 7.05 8.57 6.79
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Series Fund, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Fund’s total returns prior to October 1, 2011 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name “BlackRock High Income
Portfolio”.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock High Yield Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock High Yield Portfolio .................... $ 1,000.00 $ 1,113.00 $ 2.66 $ 1,000.00 $ 1,022.62 $ 2.54 0.50%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 12
BB/Ba ......................................... 39
B ............................................ 3 3
CCC/ Caa ....................................... 14
NR ........................................... 2
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.
(c)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of December 31, 2020

Fund Summary
BlackRock U.S. Government Bond Portfolio
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............
52%
U.S. Treasury Obligations ............................
38
Non-Agency Mortgage-Backed Securities .................
5
Foreign Government Obligations .......................
3
Asset-Backed Securities .............................
2
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Government/Mortgage Index.
What factors influenced performance?
Positive contributors to the Fund’s performance relative to the benchmark included strategies and selection within 30-year agency mortgage-backed securities (“MBS”). The
Fund’s stance with respect to U.S. and global interest rates also aided its return, specifically, an above-benchmark stance with respect to duration (and corresponding interest rate sensitivity) as U.S. Treasury yields declined sharply during the period.
The largest detractors from the Fund's performance relative to the benchmark were interest rate volatility strategies and active positioning across global currencies.
Describe recent portfolio activity.
During the reporting period, the Fund shifted from a modest overweight in duration relative to the benchmark to an underweight. Within agency MBS, the Fund shifted into current lower coupon pools that are being purchased by the Fed. With respect to global interest rates, the Fund moved to underweight core European duration.
The Fund had a modestly elevated cash position at period end due to the investment adviser’s increasing preference for using forward contracts to gain MBS exposure as opposed to holding cash bonds. The Fund’s cash position did not have any material impact on performance over the 12 months.
Describe portfolio positioning at period end.
At period end, the Fund’s positioning reflected the view that longer-term U.S. Treasury yields were likely to move higher with an improving economy and the prospect of additional fiscal stimulus. Within agency MBS, the Fund maintained a preference for lower coupon pools benefiting from Fed support. Within global interest rate and currency strategies, the Fund maintained small positions in select European peripheral economies and Asian emerging market sovereign issues in countries such as China and
Indonesia.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
See “Disclosure of Expenses” on PublishingCrossReference for further information on how expenses were calculated.
(a)
Excludes short-term securities, options purchased and TBA sale commitments.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock U.S. Government Bond Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund, under normal circumstances, will invest at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the
“Reorganization ”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s total returns prior to October 1, 2011 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Government Income Portfolio.
(b)
An index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
(c)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock U.S. Government Bond Portfolio ................... 0.69% 0.35% 0.51% 6.64% 3.46% 2.96%
Bloomberg Barclays U.S. Government/Mortgage Index ......... — — (0.22) 6.36 3.49 3.16
Bloomberg Barclays U.S. Mortgage-Backed Securities Index ..... — — 0.36 3.87 3.05 3.01
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Series Fund, Inc., through the Reorganiz ation. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s total returns prior to October 1, 2011 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Government
Income Portfolio.”
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock U.S. Government Bond Portfolio
Expense Example
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
BlackRock U.S. Government Bond
Portfolio ............... $ 1,000.00 $ 1,005.10 $ 2.57 $ 2.52 $ 1,000.00 $ 1,022.57 $ 2.59 $ 1,022.62 $ 2.54
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
Expenses are equal to the annualized expense ratio (0.51%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
Expenses are equal to the annualized expense ratio (0.50%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

The Benefits and Risks of Leveraging
2020
BlackRock Annual Report to Shareholders

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1,
2020 and held through December 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled
“Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 96.9%
Aerospace & Defense — 1.4%
Boeing Co. (The) ................... 1,151 $ 246,383
HEICO Corp. ..................... 1,040 137,696
Hexcel Corp.
(a)
..................... 450 21,821
L3Harris Technologies, Inc. ............ 1,800 340,236
Lockheed Martin Corp. ............... 3,237 1,149,070
Mercury Systems, Inc.
(b)
.............. 310 27,299
Northrop Grumman Corp. ............. 1,860 566,779
Teledyne Technologies, Inc.
(b)
........... 601 235,580
2,724,864
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. .......... 1,844 173,096
Expeditors International of Washington, Inc. . 9,722 924,660
1,097,756
Airlines — 0.1%
Alaska Air Group, Inc. ................ 5,239 272,428
Auto Components — 0.3%
Aptiv plc ......................... 4,161 542,137
BorgWarner, Inc. ................... 754 29,134
571,271
Automobiles — 1.9%
Harley-Davidson, Inc. ................ 4,227 155,131
Tesla, Inc.
(b)
....................... 4,928 3,477,542
3,632,673
Banks — 3.7%
Bank of America Corp. ............... 41,214 1,249,196
Bank of Hawaii Corp. ................ 3,098 237,369
Citigroup, Inc. ..................... 2,386 147,121
Comerica, Inc. ..................... 4,607 257,347
Commerce Bancshares, Inc. ........... 1,634 107,341
First Horizon National Corp. ............ 13,443 171,533
JPMorgan Chase & Co. .............. 15,948 2,026,512
Pinnacle Financial Partners, Inc. ......... 7,742 498,585
PNC Financial Services Group, Inc. (The) .. 140 20,860
Signature Bank .................... 1,023 138,402
SVB Financial Group
(b)
............... 2,651 1,028,137
Truist Financial Corp. ................ 1,112 53,298
US Bancorp ...................... 7,486 348,773
Wells Fargo & Co. .................. 27,158 819,628
Western Alliance Bancorp ............. 1,095 65,645
Wintrust Financial Corp. .............. 1,545 94,384
7,264,131
Beverages — 1.1%
Brown-Forman Corp., Class A .......... 541 39,747
Brown-Forman Corp., Class B .......... 5,481 435,356
Coca-Cola Co. (The) ................ 5,458 299,317
PepsiCo, Inc. ..................... 9,180 1,361,394
2,135,814
Biotechnology — 2.6%
AbbVie, Inc. ...................... 10,290 1,102,573
Amgen, Inc. ...................... 5,625 1,293,300
Biogen, Inc.
(b)
..................... 848 207,641
Gilead Sciences, Inc. ................ 18,018 1,049,729
Global Blood Therapeutics, Inc.
(b)
........ 736 31,876
Moderna , Inc.
(b)
.................... 1,574 164,436
Regeneron Pharmaceuticals, Inc.
(b)
....... 550 265,711
Vertex Pharmaceuticals, Inc.
(b)
.......... 3,771 891,238
5,006,504
Security
Shares
Shares Value
Building Products — 0.7%
Allegion plc ....................... 5,144 $ 598,659
Carrier Global Corp. ................. 2,854 107,653
Lennox International, Inc. ............. 2,450 671,226
Masco Corp. ...................... 821 45,098
Trane Technologies plc ............... 164 23,806
1,446,442
Capital Markets — 3.1%
Ameriprise Financial, Inc. ............. 914 177,618
Bank of New York Mellon Corp. (The) ..... 1,951 82,800
Cboe Global Markets, Inc. ............. 609 56,710
Charles Schwab Corp. (The) ........... 8,749 464,047
CME Group, Inc. ................... 2,552 464,592
FactSet Research Systems, Inc. ......... 2,038 677,635
Moody's Corp. ..................... 5,363 1,556,557
Morgan Stanley .................... 19,879 1,362,308
S&P Global, Inc. ................... 3,225 1,060,154
State Street Corp. .................. 657 47,816
T. Rowe Price Group, Inc. ............. 892 135,040
6,085,277
Chemicals — 1.8%
Ecolab, Inc. ...................... 7,124 1,541,349
FMC Corp. ....................... 3,714 426,850
Mosaic Co. (The) ................... 2,653 61,045
PPG Industries, Inc. ................. 7,321 1,055,835
Sherwin-Williams Co. (The) ............ 678 498,269
3,583,348
Commercial Services & Supplies — 0.5%
ADT, Inc. ........................ 6,446 50,601
Cintas Corp. ...................... 1,226 433,342
Copart , Inc.
(b)
..................... 4,417 562,063
IAA, Inc.
(b)
........................ 400 25,992
1,071,998
Communications Equipment — 1.0%
Cisco Systems, Inc. ................. 43,864 1,962,914
Construction & Engineering — 0.4%
EMCOR Group, Inc. ................. 8,127 743,295
Construction Materials — 0.0%
Vulcan Materials Co. ................ 464 68,816
Consumer Finance — 1.0%
Ally Financial, Inc. .................. 18,792 670,123
American Express Co. ............... 10,161 1,228,566
1,898,689
Distributors — 0.1%
Pool Corp. ....................... 466 173,585
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(b)
.... 2,011 347,883
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B
(b)
...... 925 214,480
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc. .......... 7,922 465,418

2020
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Electric Utilities — 2.1%
Alliant Energy Corp. ................. 2,901 $ 149,489
Eversource Energy ................. 6,030 521,655
IDACORP, Inc. .................... 1,022 98,143
NextEra Energy, Inc. ................ 34,459 2,658,512
Pinnacle West Capital Corp. ........... 2,319 185,404
Xcel Energy, Inc. ................... 7,732 515,492
4,128,695
Electrical Equipment — 0.1%
AMETEK, Inc. ..................... 1,100 133,034
Rockwell Automation, Inc. ............. 250 62,702
195,736
Electronic Equipment, Instruments & Components — 0.4%
National Instruments Corp. ............ 9,750 428,415
Trimble, Inc.
(b)
..................... 3,663 244,578
Vontier Corp.
(b)
.................... 1,007 33,634
Zebra Technologies Corp., Class A
(b)
...... 249 95,698
802,325
Energy Equipment & Services — 0.6%
Schlumberger NV .................. 47,593 1,038,955
TechnipFMC plc .................... 25,202 236,899
1,275,854
Entertainment — 3.2%
Activision Blizzard, Inc. ............... 4,892 454,222
Netflix, Inc.
(b)
...................... 2,513 1,358,855
Walt Disney Co. (The)
(b)
.............. 18,469 3,346,213
Warner Music Group Corp., Class A ...... 9,803 372,416
World Wrestling Entertainment, Inc., Class A 2,982 143,285
Zynga, Inc., Class A
(b)
................ 54,556 538,468
6,213,459
Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc. ...... 1,468 261,627
American Tower Corp. ............... 2,718 610,082
Boston Properties, Inc. ............... 6,094 576,066
Brixmor Property Group, Inc. ........... 29,149 482,416
Equinix , Inc. ...................... 403 287,815
Kilroy Realty Corp. .................. 11,974 687,308
Kimco Realty Corp. ................. 35,650 535,106
Macerich Co. (The)
(a)
................ 975 10,403
Park Hotels & Resorts, Inc. ............ 1,763 30,235
Prologis, Inc. ...................... 21,380 2,130,731
Regency Centers Corp. .............. 8,875 404,611
Simon Property Group, Inc. ............ 10,370 884,354
6,900,754
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. .............. 6,833 2,574,538
Walmart, Inc. ...................... 729 105,085
2,679,623
Food Products — 1.7%
General Mills, Inc. .................. 20,863 1,226,745
Hershey Co. (The) .................. 7,625 1,161,516
McCormick & Co., Inc. (Non-Voting) ...... 9,142 873,975
3,262,236
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.
(b)
............... 420 $ 224,440
Becton Dickinson and Co. ............. 102 25,522
Danaher Corp. .................... 3,163 702,629
DexCom , Inc.
(b)
.................... 1,734 641,094
Edwards Lifesciences Corp.
(b)
.......... 15,648 1,427,567
Hill-Rom Holdings, Inc. ............... 809 79,258
Hologic , Inc.
(b)
..................... 4,677 340,626
IDEXX Laboratories, Inc.
(b)
............. 1,825 912,263
Medtronic plc ..................... 3,696 432,949
Quidel Corp.
(b)
..................... 211 37,906
Stryker Corp. ..................... 3,053 748,107
5,572,361
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp. ............. 188 18,379
Anthem, Inc. ...................... 2,798 898,410
Cardinal Health, Inc. ................. 9,565 512,301
Cigna Corp. ...................... 738 153,637
Henry Schein, Inc.
(b)
................. 5,525 369,401
McKesson Corp. ................... 4,052 704,724
Quest Diagnostics, Inc. ............... 680 81,036
UnitedHealth Group, Inc. .............. 3,921 1,375,016
4,112,904
Health Care Technology — 0.2%
Teladoc Health, Inc.
(b)
................ 1,507 301,340
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc.
(b)
........... 283 392,439
Darden Restaurants, Inc.
(a)
............ 1,067 127,101
Domino's Pizza, Inc. ................. 119 45,632
DraftKings , Inc., Class A
(b)
............. 1,473 68,583
McDonald's Corp. .................. 1,334 286,250
Planet Fitness, Inc., Class A
(b)
.......... 5,092 395,292
Six Flags Entertainment Corp. .......... 3,180 108,438
Starbucks Corp. .................... 4,607 492,857
Texas Roadhouse, Inc. ............... 1,400 109,424
Vail Resorts, Inc. ................... 154 42,960
Wendy's Co. (The) .................. 13,104 287,239
Wyndham Destinations, Inc. ........... 9,961 446,850
Wynn Resorts Ltd. .................. 692 78,078
2,881,143
Household Products — 1.6%
Clorox Co. (The) ................... 8,892 1,795,472
Colgate-Palmolive Co. ............... 13,231 1,131,383
Procter & Gamble Co. (The) ........... 1,556 216,502
3,143,357
Industrial Conglomerates — 1.4%
3M Co. .......................... 4,883 853,499
Honeywell International, Inc. ........... 7,701 1,638,003
Roper Technologies, Inc. .............. 789 340,130
2,831,632
Insurance — 1.6%
Aflac, Inc. ........................ 3,800 168,986
Athene Holding Ltd., Class A
(b)
.......... 9,586 413,540
Brighthouse Financial, Inc.
(b)
........... 2,058 74,510
First American Financial Corp. .......... 10,461 540,101
Marsh & McLennan Cos., Inc. .......... 7,240 847,080
MetLife, Inc. ...................... 4,105 192,730
Progressive Corp. (The) .............. 5,305 524,558
Travelers Cos., Inc. (The) ............. 2,065 289,864
Willis Towers Watson plc .............. 686 144,527
3,195,896

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Interactive Media & Services — 5.2%
(b)
Alphabet, Inc., Class A ............... 2,407 $ 4,218,604
Alphabet, Inc., Class C ............... 1,552 2,718,918
Facebook, Inc., Class A .............. 9,352 2,554,592
Match Group, Inc. .................. 1,530 231,321
Twitter, Inc. ....................... 8,916 482,802
10,206,237
Internet & Direct Marketing Retail — 4.2%
(b)
Amazon.com, Inc. .................. 2,439 7,943,652
Etsy, Inc. ........................ 625 111,194
Wayfair, Inc., Class A ................ 454 102,518
8,157,364
IT Services — 5.9%
Accenture plc, Class A ............... 8,605 2,247,712
Automatic Data Processing, Inc. ......... 5,096 897,916
Fiserv, Inc.
(b)
...................... 14,599 1,662,242
Mastercard , Inc., Class A .............. 5,265 1,879,289
PayPal Holdings, Inc.
(b)
............... 9,360 2,192,112
Visa, Inc., Class A
(a)
................. 11,744 2,568,765
Wix.com Ltd.
(b)
..................... 573 143,227
11,591,263
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.
(b)
........ 405 23,948
Agilent Technologies, Inc. ............. 6,711 795,186
QIAGEN NV
(b)
..................... 741 39,162
Thermo Fisher Scientific, Inc. ........... 1,182 550,552
1,408,848
Machinery — 2.0%
Cummins, Inc. ..................... 1,142 259,348
Deere & Co. ...................... 5,514 1,483,542
Fortive Corp. ...................... 2,519 178,396
Oshkosh Corp. .................... 5,744 494,386
Snap-on, Inc. ..................... 2,281 390,370
Xylem, Inc.
(a)
...................... 10,662 1,085,285
3,891,327
Media — 1.3%
Comcast Corp., Class A .............. 13,074 685,078
Discovery, Inc., Class A
(b)
............. 32,683 983,431
Discovery, Inc., Class C
(b)
............. 1,799 47,116
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
442 19,090
Sirius XM Holdings, Inc.
(a)
............. 117,091 745,870
2,480,585
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co. ......... 1,563 187,169
Multiline Retail — 0.2%
Nordstrom, Inc.
(a)
................... 12,038 375,706
Multi-Utilities — 1.4%
CMS Energy Corp. .................. 26,169 1,596,571
Consolidated Edison, Inc. ............. 15,548 1,123,654
2,720,225
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc.
(b)
............... 3,914 234,957
EOG Resources, Inc. ................ 8,847 441,200
Phillips 66 ........................ 19,864 1,389,288
Valero Energy Corp. ................. 5,845 330,652
2,396,097
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 3,194 850,211
Security
Shares
Shares Value
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. .............. 23,235 $ 1,441,267
Catalent , Inc.
(b)
.................... 899 93,559
Eli Lilly & Co. ..................... 1,061 179,139
Johnson & Johnson ................. 14,062 2,213,078
Merck & Co., Inc. ................... 12,845 1,050,721
Pfizer, Inc. ....................... 29,838 1,098,337
Zoetis, Inc. ....................... 7,907 1,308,608
7,384,709
Professional Services — 0.5%
IHS Markit Ltd. .................... 4,196 376,927
Robert Half International, Inc. ........... 6,452 403,121
Verisk Analytics, Inc. ................. 832 172,715
952,763
Road & Rail — 0.3%
CSX Corp. ....................... 1,106 100,370
Knight-Swift Transportation Holdings, Inc. .. 520 21,746
Landstar System, Inc. ................ 518 69,754
Lyft, Inc., Class A
(b)
.................. 4,964 243,881
Old Dominion Freight Line, Inc. ......... 1,230 240,071
675,822
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.
(b)
......... 8,057 738,908
Allegro MicroSystems , Inc.
(b)
........... 2,394 63,824
Analog Devices, Inc. ................. 8,465 1,250,534
Applied Materials, Inc. ............... 18,010 1,554,263
Cirrus Logic, Inc.
(b)
.................. 2,971 244,216
Intel Corp. ....................... 35,782 1,782,659
NVIDIA Corp. ..................... 7,184 3,751,485
QUALCOMM, Inc. .................. 3,929 598,544
Texas Instruments, Inc. ............... 366 60,072
Xilinx, Inc. ........................ 151 21,407
10,065,912
Software — 9.8%
ACI Worldwide, Inc.
(b)
................ 2 77
Adobe, Inc.
(b)
...................... 6,852 3,426,822
Cadence Design Systems, Inc.
(b)
........ 10,223 1,394,724
HubSpot , Inc.
(b)
.................... 400 158,576
Intuit, Inc. ........................ 1,076 408,719
Microsoft Corp. .................... 38,313 8,521,577
salesforce.com, Inc.
(b)
................ 8,406 1,870,587
ServiceNow , Inc.
(b)
.................. 4,541 2,499,503
Teradata Corp.
(b)
................... 655 14,718
VMware, Inc., Class A
(b)
.............. 3,441 482,635
Zendesk , Inc.
(b)
.................... 1,528 218,687
Zoom Video Communications, Inc., Class A
(b)
945 318,767
19,315,392
Specialty Retail — 2.0%
Home Depot, Inc. (The) .............. 9,155 2,431,751
Lowe's Cos., Inc. ................... 4,945 793,722
TJX Cos., Inc. (The) ................. 9,722 663,915
3,889,388
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. ....................... 74,976 9,948,565
Dell Technologies, Inc., Class C
(b)
........ 496 36,352
Hewlett Packard Enterprise Co. ......... 71,217 843,922
HP, Inc. ......................... 3,438 84,540
NetApp, Inc. ...................... 6,640 439,834
11,353,213

2020
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.
(b)
...................... 843 $ 52,822
Lululemon Athletica, Inc.
(b)
............. 488 169,839
NIKE, Inc., Class B ................. 8,104 1,146,473
Ralph Lauren Corp. ................. 3,706 384,460
1,753,594
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd. .................. 1,620 69,984
MGIC Investment Corp. .............. 4,751 59,625
New York Community Bancorp, Inc. ...... 64,380 679,209
Radian Group, Inc. .................. 2,142 43,376
Rocket Cos., Inc., Class A
(a)(b)
........... 22,879 462,613
1,314,807
Trading Companies & Distributors — 0.4%
Fastenal Co. ...................... 1,470 71,780
GATX Corp.
(a)
..................... 445 37,015
SiteOne Landscape Supply, Inc.
(b)
........ 232 36,802
WW Grainger, Inc. .................. 1,623 662,736
808,333
Total Common Stocks — 96.9%
(Cost: $154,986,881) ............................. 190,043,866
Security
Shares
Shares Value
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires
03/31/2021)
(b)
................... 4,480 $ 3,092
Total Rights — 0.0%
(Cost: $9,542) ................................. 3,092
Total Long-Term Investments — 96.9%
(Cost: $154,996,423) ............................. 190,046,958
Short-Term Securities — 3.8%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 5,514,524 5,514,524
SL Liquidity Series, LLC, Money Market Series,
0.17%
(d)
....................... 1,957,641 1,958,228
Total Short-Term Securities — 3.8%
(Cost: $7,472,752) .............................. 7,472,752
Total Investments — 100.7%
(Cost: $162,469,175 ) ............................. 197,519,710
Liabilities in Excess of Other Assets — (0.7)% ............ (1,353,652)
Net Assets — 100.0% .............................. $ 196,166,058
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,471,977 $ 4,042,547 $ — $ — $ — $ 5,514,524 5,514,524 $ 8,456 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 7,956,293 — (5,990,617) (7,449) — 1,958,228 1,957,641 33,506
(b)
—
$ (7,449) $ — $ 7,472,752 $ 41,962 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 33 03/19/21 $ 6,186 $ 147,564
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 147,564 $ — $ — $ — $ 147,564
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 1,440,221 $ — $ — $ — $ 1,440,221
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 125,006 — — — 125,006
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 5,620,805
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 190,046,958 $ — $ — $ 190,046,958
Short-Term Securities ....................................... 5,514,524 — — 5,514,524
Subtotal ....................................................
$ 195,561,482 $ — $ — $ 195,561,482

2020
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(a)
...................................... 1,958,228
$ —
Total Investments .............................................. $ 197,519,710
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 147,564 $ — $ — $ 147,564
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.5%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.41%, 05/25/37
(a)
..... USD 47 $ 11,586
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 .. 115 118,034
Series 2018-B, Class A, 3.75%, 02/26/57
(c)
. 78 77,840
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
137 137,836
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
88 88,817
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
298 300,308
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
158 158,007
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
100 75,500
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
99 97,650
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
151 153,045
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
258 262,127
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.29%,
10/21/28
(a)(b)
..................... 250 249,517
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 250 244,856
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... 250 245,331
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.51%, 07/15/30
(a)(b)
................ 250 250,119
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 500 498,907
Arbor Realty CLO Ltd., Series 2017-FL3, Class
A, (LIBOR USD 1 Month + 0.99%), 1.15%,
12/15/27
(a)(b)
..................... 100 99,351
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.63%, 05/25/35
(a)
................. 70 63,952
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.20%,
07/17/26
(a)(b)
..................... 73 72,727
Avery Point VI CLO Ltd., Series 2015-6A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.27%,
08/05/27
(a)(b)
..................... 240 239,582
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.17%,
07/20/29
(a)(b)
..................... 250 249,093
Battalion CLO X Ltd., Series 2016-10A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.46%, 01/24/29
(a)(b)
................ 300 299,850
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 53 15,009
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 14,396
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 10,970
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.55%, 12/15/35
(a)(b)
100 99,699
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 1.87%, 08/25/34 .... 2 2,304
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.32%, 09/25/36 .... 125 157,595
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.31%, 01/25/37 ... 35 33,983
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 21 21,497
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 44 46,717
Series 2007-HE3, Class 1A3, (LIBOR USD 1
Month + 0.25%), 0.40%, 04/25/37 .... 74 84,750
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
......... USD 250 $ 249,940
California Street CLO XII Ltd., Series 2013-12A,
Class AR, (LIBOR USD 3 Month + 1.03%),
1.27%, 10/15/25
(a)(b)
................ 129 128,828
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.19%, 04/17/31 .... 249 247,712
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 250 249,048
Carlyle US CLO Ltd., Series 2017-4A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.42%,
01/15/30
(a)(b)
..................... 250 249,387
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.31%, 10/25/36
(a)
........... 62 59,681
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 250 249,518
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
................ 250 250,853
Cent CLO 24 Ltd., Series 2015-24A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 1.31%,
10/15/26
(a)(b)
..................... 232 231,191
CIFC Funding Ltd.
(a)(b)
:
Series 2013-1A, Class A2R, (LIBOR USD 3
Month + 1.75%), 1.98%, 07/16/30 .... 250 249,020
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 250 249,572
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.35%, 05/25/37 ... 181 143,311
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.42%, 05/25/37 ... 82 65,541
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30 . 13 13,887
Series 1998-8, Class M1, 6.98%, 09/01/30
(a)
55 51,545
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.66%, 11/15/32
(a)
... 83 77,177
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
31 10,531
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
42 13,627
Series 2000-5, Class A6, 7.96%, 05/01/31 . 38 18,484
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.31%, 12/25/35
(a)
... 25 25,075
Series 2006-S3, Class A4, 6.52%,
01/25/29
(d)
.................... 8 9,811
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.37%, 12/25/25
(a)
... 1 1,896
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 30 31,197
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(d)
..................... 100 104,202
CWABS Asset-Backed Certificates Trust, Series
2005-17, Class 1AF4, 6.05%, 05/25/36
(d)
.. 23 23,674
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 9 10,406
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.46%, 12/15/33 ... 19 16,987

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 0.35%, 05/15/35 ... USD 64 $ 61,063
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.34%, 05/15/35 .... 10 9,502
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.31%, 11/15/36 .... 20 16,612
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 280 278,884
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 0.75%, 01/25/36
(a)
..... 39 31,798
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.13%,
04/15/27
(a)(b)
..................... 139 139,226
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.35%, 01/25/47 .... 26 17,222
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.40%, 02/25/47 .... 25 26,004
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.29%, 07/25/27
(a)(b)
.......... 114 113,130
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.15%), 0.30%,
05/25/37
(a)
...................... 40 34,484
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
......... 139 32,400
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.88%, 04/15/36
(a)
................. 31 28,839
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/19/28
(a)(b)
..................... 250 249,753
Invitation Homes Trust, Series 2018-SFR3,
Class E, (LIBOR USD 1 Month + 2.00%),
2.15%, 07/17/37
(a)(b)
................ 60 59,507
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 0.38%, 05/25/37
(a)
........... 667 233,790
Legacy Mortgage Asset Trust, Series 2019-SL1,
Class A, 4.00%, 12/28/54
(a)(b)
.......... 46 45,955
Lehman ABS Manufactured Housing Contract
Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
93 98,994
Series 2002-A, Class C, 0.00%, 06/15/33 . 6 5,228
Litigation Fee Residual Funding LLC, Series
2015-1, Class A, 4.00%, 10/30/27
(c)
..... 50 49,751
Long Beach Mortgage Loan Trust
(a)
:
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.15%), 0.30%, 06/25/36 .... 25 15,212
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.31%, 08/25/36 .... 16 8,455
Series 2006-9, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.26%, 10/25/36 .... 20 8,867
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.40%, 10/21/30
(a)(b)
.......... 250 249,133
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.39%, 05/25/37
(a)
22 16,428
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (LIBOR USD 1
Month + 0.60%), 0.75%, 12/25/34
(a)
..... 78 73,077
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust, Series
2007-9SL, Class A, (LIBOR USD 1 Month +
0.64%), 0.79%, 07/25/37
(a)
........... USD 14 $ 13,263
MP CLO VIII Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 0.91%), 1.13%,
10/28/27
(a)(b)
..................... 219 217,738
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 11 8,537
OCP CLO Ltd., Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.34%,
10/18/28
(a)(b)
..................... 100 99,702
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.24%, 07/17/30
(a)(b)
......... 305 301,954
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.25%,
05/23/31
(a)(b)
..................... 285 282,065
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.36%, 03/25/37
(a)
... 40 30,499
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 35 34,969
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 42 41,111
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 49 50,771
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.36%, 10/15/37
(a)(b)(c)
... 23 22,852
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 30 29,111
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/22/30
(a)(b)
................ 486 484,492
OZLM XXI Ltd., Series 2017-21A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.12%,
01/20/31
(a)(b)
..................... 250 244,005
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.07%, 07/20/27
(a)(b)
132 131,135
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(a)(b)
..................... 221 219,976
Scholar Funding Trust, Series 2013-A, Class
A, (LIBOR USD 1 Month + 0.65%), 0.80%,
01/30/45
(a)(b)
..................... 169 167,907
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 0.47%, 07/25/36
(a)
........... 17 5,357
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.46%,
07/20/30
(a)(b)
..................... 250 249,848
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.55%, 03/15/24
(a)
........... 64 63,168
Sound Point CLO XIV Ltd., Series 2016-3A,
Class C, (LIBOR USD 3 Month + 2.65%),
2.86%, 01/23/29
(a)(b)
................ 250 248,715
Structured Asset Investment Loan Trust, Series
2004-8, Class M4, (LIBOR USD 1 Month +
1.50%), 1.65%, 09/25/34
(a)
........... 21 20,950
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.45%), 0.60%, 01/25/35
(a)
........... 13 12,900

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.12%, 04/15/28
(a)(b)
................ USD 237 $ 236,108
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.20%), 1.42%,
11/18/30
(a)(b)
..................... 250 249,006
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.65%), 1.37%,
10/22/31
(a)(b)
..................... 250 249,999
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.28%, 07/25/37
(a)(b)
46 41,630
Total Asset-Backed Securities — 2.5%
(Cost: $13,251,391) ............................... 13,174,138
Shares
Shares
Common Stocks — 58.9%
Aerospace & Defense — 0.9%
Boeing Co. (The) .................... 1,886 403,717
HEICO Corp. ...................... 1,746 231,171
Hexcel Corp.
(e)
...................... 720 34,913
L3Harris Technologies, Inc. ............. 2,585 488,617
Lockheed Martin Corp. ................ 5,238 1,859,385
Mercury Systems, Inc.
(f)
............... 1,640 144,418
Northrop Grumman Corp. .............. 2,990 911,113
Teledyne Technologies, Inc.
(f)
............ 1,132 443,721
4,517,055
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 2,161 202,853
Expeditors International of Washington, Inc. .. 16,256 1,546,108
1,748,961
Airlines — 0.1%
Alaska Air Group, Inc. ................. 7,734 402,168
Auto Components — 0.2%
Aptiv plc .......................... 6,572 856,266
BorgWarner, Inc. .................... 1,365 52,743
909,009
Automobiles — 1.1%
Harley-Davidson, Inc. ................. 5,705 209,373
Tesla, Inc.
(f)
........................ 8,040 5,673,587
5,882,960
Banks — 2.2%
Bank of America Corp. ................ 65,721 1,992,004
Bank of Hawaii Corp.
(e)
................ 3,084 236,296
Bank OZK
(e)
....................... 2,339 73,141
Citigroup, Inc. ...................... 3,608 222,469
Comerica, Inc. ...................... 6,554 366,106
Commerce Bancshares, Inc. ............ 2,778 182,488
First Horizon National Corp. ............. 16,004 204,211
JPMorgan Chase & Co. ............... 27,386 3,479,939
Pinnacle Financial Partners, Inc. .......... 11,375 732,550
PNC Financial Services Group, Inc. (The) ... 572 85,228
Signature Bank ..................... 1,677 226,881
SVB Financial Group
(f)
................ 3,893 1,509,822
Truist Financial Corp. ................. 2,712 129,986
US Bancorp ....................... 12,695 591,460
Wells Fargo & Co. ................... 46,486 1,402,948
Western Alliance Bancorp .............. 1,226 73,499
Wintrust Financial Corp. ............... 1,485 90,719
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA ................... 3,943 $ 171,284
11,771,031
Beverages — 0.7%
Brown-Forman Corp., Class B ........... 8,790 698,190
Coca-Cola Co. (The) ................. 10,400 570,336
PepsiCo, Inc. ...................... 14,795 2,194,098
3,462,624
Biotechnology — 1.5%
AbbVie, Inc. ....................... 16,486 1,766,475
Alexion Pharmaceuticals, Inc.
(f)
........... 353 55,153
Amgen, Inc. ....................... 8,401 1,931,558
Biogen, Inc.
(f)
....................... 1,369 335,213
Gilead Sciences, Inc. ................. 28,159 1,640,543
Global Blood Therapeutics, Inc.
(f)
......... 1,092 47,294
Moderna , Inc.
(f)
..................... 2,534 264,727
Regeneron Pharmaceuticals, Inc.
(f)
........ 842 406,779
Vertex Pharmaceuticals, Inc.
(f)
........... 6,421 1,517,539
7,965,281
Building Products — 0.5%
Allegion plc ........................ 8,874 1,032,756
Carrier Global Corp. .................. 4,898 184,753
Lennox International, Inc. .............. 3,763 1,030,949
Masco Corp. ....................... 2,566 140,950
Trane Technologies plc ................ 233 33,822
2,423,230
Capital Markets — 1.9%
Ameriprise Financial, Inc. .............. 1,811 351,932
Bank of New York Mellon Corp. (The) ...... 3,722 157,962
Cboe Global Markets, Inc. .............. 985 91,723
Charles Schwab Corp. (The) ............ 13,716 727,497
CME Group, Inc. .................... 4,116 749,318
FactSet Research Systems, Inc. .......... 3,367 1,119,527
Moody's Corp. ...................... 8,908 2,585,458
Morgan Stanley ..................... 33,152 2,271,906
S&P Global, Inc. .................... 5,136 1,688,357
State Street Corp. ................... 1,288 93,741
T. Rowe Price Group, Inc. .............. 1,818 275,227
10,112,648
Chemicals — 1.1%
Ecolab, Inc. ....................... 11,352 2,456,119
FMC Corp. ........................ 5,580 641,309
Mosaic Co. (The) .................... 3,940 90,659
PPG Industries, Inc. .................. 12,284 1,771,599
Sherwin-Williams Co. (The) ............. 1,045 767,981
5,727,667
Commercial Services & Supplies — 0.4%
ADT, Inc. ......................... 8,322 65,328
Cintas Corp. ....................... 1,976 698,437
Copart , Inc.
(f)
....................... 8,348 1,062,283
IAA, Inc.
(f)
......................... 583 37,883
1,863,931
Communications Equipment — 0.6%
Cisco Systems, Inc. .................. 69,398 3,105,561
Construction & Engineering — 0.2%
EMCOR Group, Inc. .................. 11,220 1,026,181
Construction Materials — 0.0%
Vulcan Materials Co. ................. 461 68,371

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Consumer Finance — 0.6%
Ally Financial, Inc. ................... 28,496 $ 1,016,167
American Express Co. ................ 16,790 2,030,079
3,046,246
Distributors — 0.1%
Pool Corp. ........................ 854 318,115
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(f)
..... 2,999 518,797
H&R Block, Inc. ..................... 2,920 46,311
565,108
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B
(f)
........ 1,498 347,341
Diversified Telecommunication Services — 0.2%
AT&T, Inc. ......................... 4,417 127,033
Verizon Communications, Inc. ........... 12,603 740,426
867,459
Electric Utilities — 1.2%
Alliant Energy Corp. .................. 1,802 92,857
Eversource Energy .................. 11,903 1,029,729
IDACORP, Inc. ..................... 1,070 102,752
NextEra Energy, Inc. ................. 54,506 4,205,138
Pinnacle West Capital Corp. ............ 4,622 369,529
Xcel Energy, Inc. .................... 9,300 620,031
6,420,036
Electrical Equipment — 0.1%
AMETEK, Inc. ...................... 2,119 256,272
Rockwell Automation, Inc. .............. 649 162,776
419,048
Electronic Equipment, Instruments & Components — 0.3%
National Instruments Corp. ............. 15,407 676,983
Trimble, Inc.
(f)
...................... 5,482 366,033
Vontier Corp.
(f)
...................... 1,505 50,267
Zebra Technologies Corp., Class A
(f)
....... 605 232,520
1,325,803
Energy Equipment & Services — 0.4%
Schlumberger NV ................... 75,584 1,649,999
TechnipFMC plc ..................... 37,188 349,567
1,999,566
Entertainment — 1.9%
Activision Blizzard, Inc. ................ 8,965 832,400
Netflix, Inc.
(f)
....................... 4,002 2,164,002
Walt Disney Co. (The)
(e)(f)
............... 30,350 5,498,813
Warner Music Group Corp., Class A ....... 14,968 568,634
World Wrestling Entertainment, Inc., Class A . 4,168 200,273
Zynga, Inc., Class A
(f)
................. 81,783 807,198
10,071,320
Equity Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities, Inc. ....... 2,741 488,501
American Tower Corp. ................ 4,734 1,062,594
Boston Properties, Inc. ................ 8,961 847,083
Brixmor Property Group, Inc. ............ 45,629 755,160
Equinix , Inc. ....................... 540 385,657
Kilroy Realty Corp. ................... 19,101 1,096,397
Kimco Realty Corp. .................. 56,923 854,414
Macerich Co. (The) .................. 5,179 55,260
Park Hotels & Resorts, Inc. ............. 2,788 47,814
Prologis, Inc. ....................... 33,719 3,360,436
Regency Centers Corp. ............... 14,137 644,506
Simon Property Group, Inc. ............. 16,412 1,399,615
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower , Inc. ...................... 656 $ 42,391
11,039,828
Food & Staples Retailing — 0.8%
Costco Wholesale Corp. ............... 10,975 4,135,160
Walmart, Inc. ....................... 1,284 185,089
4,320,249
Food Products — 1.0%
General Mills, Inc. ................... 33,927 1,994,908
Hershey Co. (The) ................... 12,094 1,842,279
McCormick & Co., Inc. (Non-Voting) ....... 14,034 1,341,650
5,178,837
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.
(f)
................ 631 337,194
Becton Dickinson and Co. .............. 344 86,076
Boston Scientific Corp.
(f)
............... 1,846 66,364
Danaher Corp. ..................... 5,693 1,264,643
Dentsply Sirona, Inc. ................. 1,365 71,471
DexCom , Inc.
(f)
..................... 2,708 1,001,202
Edwards Lifesciences Corp.
(f)
............ 23,678 2,160,144
Hill-Rom Holdings, Inc. ................ 1,583 155,086
Hologic , Inc.
(f)
...................... 8,039 585,480
IDEXX Laboratories, Inc.
(f)
.............. 2,545 1,272,169
Medtronic plc ...................... 4,364 511,199
Quidel Corp.
(f)
...................... 343 61,620
Stryker Corp. ...................... 4,752 1,164,430
8,737,078
Health Care Providers & Services — 1.3%
AmerisourceBergen Corp. .............. 383 37,442
Anthem, Inc. ....................... 4,349 1,396,421
Cardinal Health, Inc. .................. 16,468 882,026
Cigna Corp. ....................... 1,472 306,441
Henry Schein, Inc.
(f)
.................. 9,740 651,216
McKesson Corp. .................... 6,610 1,149,611
Quest Diagnostics, Inc. ................ 1,207 143,838
UnitedHealth Group, Inc. ............... 6,411 2,248,210
6,815,205
Health Care Technology — 0.1%
Cerner Corp. ....................... 665 52,189
Teladoc Health, Inc.
(f)
................. 2,701 540,092
592,281
Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.
(f)
............ 491 680,875
Darden Restaurants, Inc. .............. 2,039 242,886
Domino's Pizza, Inc. .................. 228 87,429
DraftKings , Inc., Class A
(f)
.............. 2,614 121,708
McDonald's Corp. ................... 2,292 491,817
Planet Fitness, Inc., Class A
(f)
............ 8,732 677,865
Six Flags Entertainment Corp. ........... 5,453 185,947
Starbucks Corp. ..................... 7,616 814,760
Texas Roadhouse, Inc. ................ 2,979 232,839
Vail Resorts, Inc. .................... 215 59,976
Wendy's Co. (The) ................... 21,443 470,030
Wyndham Destinations, Inc. ............ 15,960 715,966
Wynn Resorts Ltd. ................... 1,369 154,464
4,936,562
Household Products — 1.0%
Clorox Co. (The) .................... 13,722 2,770,746
Colgate-Palmolive Co. ................ 21,653 1,851,548
Procter & Gamble Co. (The) ............ 3,073 427,577
5,049,871

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Industrial Conglomerates — 0.9%
3M Co. ........................... 8,801 $ 1,538,327
Honeywell International, Inc. ............ 12,339 2,624,505
Roper Technologies, Inc. ............... 1,335 575,505
4,738,337
Insurance — 1.0%
Aflac, Inc. ......................... 8,727 388,090
Athene Holding Ltd., Class A
(f)
........... 14,085 607,627
Brighthouse Financial, Inc.
(f)
............. 2,099 75,994
First American Financial Corp. ........... 16,321 842,653
Marsh & McLennan Cos., Inc. ........... 12,111 1,416,987
MetLife, Inc. ....................... 7,194 337,758
Progressive Corp. (The) ............... 8,533 843,743
Travelers Cos., Inc. (The) .............. 3,578 502,244
Willis Towers Watson plc ............... 1,114 234,698
5,249,794
Interactive Media & Services — 3.1%
(f)
Alphabet, Inc., Class A ................ 3,812 6,681,064
Alphabet, Inc., Class C ................ 2,516 4,407,730
Facebook, Inc., Class A ............... 15,421 4,212,400
Match Group, Inc. ................... 2,539 383,871
Twitter, Inc. ........................ 14,658 793,731
16,478,796
Internet & Direct Marketing Retail — 2.4%
(f)
Amazon.com, Inc. ................... 3,786 12,330,737
Etsy, Inc. ......................... 1,152 204,952
Wayfair, Inc., Class A ................. 819 184,939
12,720,628
IT Services — 3.6%
Accenture plc, Class A ................ 14,079 3,677,576
Automatic Data Processing, Inc. .......... 7,951 1,400,966
Fiserv, Inc.
(f)
....................... 22,254 2,533,840
Mastercard , Inc., Class A ............... 7,919 2,826,608
PayPal Holdings, Inc.
(f)
................ 15,793 3,698,721
Visa, Inc., Class A
(e)
.................. 20,663 4,519,618
Wix.com Ltd.
(f)
...................... 815 203,717
18,861,046
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.
(f)
......... 657 38,849
Agilent Technologies, Inc. .............. 11,424 1,353,630
QIAGEN NV
(f)
...................... 924 48,833
Thermo Fisher Scientific, Inc. ............ 2,177 1,014,003
2,455,315
Machinery — 1.2%
Cummins, Inc. ...................... 1,428 324,299
Deere & Co. ....................... 9,013 2,424,948
Fortive Corp. ....................... 3,213 227,545
Oshkosh Corp. ..................... 9,676 832,813
Snap-on, Inc. ...................... 3,481 595,738
Xylem, Inc. ........................ 16,533 1,682,894
6,088,237
Media — 0.7%
Comcast Corp., Class A ............... 20,797 1,089,763
Discovery, Inc., Class A
(f)
............... 52,353 1,575,302
Discovery, Inc., Class C
(f)
.............. 2,825 73,986
Liberty Media Corp.-Liberty SiriusXM , Class A
(f)
717 30,967
Sirius XM Holdings, Inc.
(e)
.............. 172,886 1,101,284
3,871,302
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co. .......... 2,941 352,185
Security
Shares
Shares Value
Multiline Retail — 0.1%
Nordstrom, Inc.
(e)
.................... 20,296 $ 633,438
Multi-Utilities — 0.9%
CMS Energy Corp. ................... 44,477 2,713,542
Consolidated Edison, Inc. .............. 27,388 1,979,331
4,692,873
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc.
(f)
................ 7,096 425,973
EOG Resources, Inc. ................. 14,573 726,755
Phillips 66 ......................... 31,387 2,195,207
Valero Energy Corp. .................. 10,196 576,788
3,924,723
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A ..... 5,674 1,510,362
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.
(e)
............. 39,074 2,423,760
Catalent , Inc.
(f)
...................... 1,449 150,798
Eli Lilly & Co. ...................... 1,974 333,290
Johnson & Johnson .................. 22,787 3,586,218
Merck & Co., Inc. .................... 20,771 1,699,068
Pfizer, Inc. ........................ 48,535 1,786,573
Zoetis, Inc. ........................ 12,409 2,053,690
12,033,397
Professional Services — 0.3%
IHS Markit Ltd. ..................... 7,627 685,133
Robert Half International, Inc. ............ 10,494 655,665
Verisk Analytics, Inc. .................. 2,077 431,165
1,771,963
Road & Rail — 0.2%
CSX Corp. ........................ 1,269 115,162
Knight-Swift Transportation Holdings, Inc. ... 808 33,790
Landstar System, Inc. ................. 1,874 252,353
Lyft, Inc., Class A
(f)
................... 8,608 422,911
Old Dominion Freight Line, Inc. .......... 1,692 330,245
1,154,461
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.
(f)
.......... 13,924 1,276,970
Allegro MicroSystems , Inc.
(f)
............. 2,998 79,927
Analog Devices, Inc. .................. 13,405 1,980,321
Applied Materials, Inc. ................ 29,081 2,509,690
Cirrus Logic, Inc.
(f)
................... 6,237 512,681
Intel Corp. ........................ 55,979 2,788,874
NVIDIA Corp. ...................... 11,642 6,079,452
QUALCOMM, Inc. ................... 7,497 1,142,093
Xilinx, Inc. ......................... 948 134,398
16,504,406
Software — 6.0%
Adobe, Inc.
(f)
....................... 10,963 5,482,816
Cadence Design Systems, Inc.
(f)
.......... 16,645 2,270,877
HubSpot , Inc.
(f)
..................... 618 245,000
Intuit, Inc. ......................... 1,774 673,854
Microsoft Corp. ..................... 61,447 13,667,042
salesforce.com, Inc.
(f)
................. 13,423 2,987,020
ServiceNow , Inc.
(f)
................... 7,605 4,186,020
Teradata Corp.
(f)
..................... 1,020 22,919
VMware, Inc., Class A
(f)
................ 5,767 808,879
Zendesk , Inc.
(f)
..................... 2,846 407,320
Zoom Video Communications, Inc., Class A
(f)
. 1,507 508,341
31,260,088

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Specialty Retail — 1.2%
Home Depot, Inc. (The) ............... 15,047 $ 3,996,784
Lowe's Cos., Inc. .................... 7,831 1,256,954
TJX Cos., Inc. (The) .................. 15,443 1,054,602
6,308,340
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ........................ 120,140 15,941,377
Dell Technologies, Inc., Class C
(f)
......... 903 66,181
Hewlett Packard Enterprise Co. .......... 119,667 1,418,054
HP, Inc. .......................... 7,781 191,335
NetApp, Inc. ....................... 10,848 718,571
18,335,518
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.
(f)
....................... 1,199 75,129
Lululemon Athletica, Inc.
(f)
.............. 1,191 414,504
NIKE, Inc., Class B .................. 12,095 1,711,080
Ralph Lauren Corp. .................. 5,603 581,255
2,781,968
Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd. ................... 2,593 112,018
MGIC Investment Corp. ............... 9,994 125,425
New York Community Bancorp, Inc. ....... 98,272 1,036,769
Radian Group, Inc. ................... 4,045 81,911
Rocket Cos., Inc., Class A
(e)(f)
............ 37,762 763,548
2,119,671
Tobacco — 0.0%
British American Tobacco plc, ADR ........ 1 38
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 3,004 146,685
GATX Corp.
(e)
...................... 1,171 97,404
SiteOne Landscape Supply, Inc.
(f)
......... 296 46,955
WW Grainger, Inc. ................... 2,518 1,028,200
1,319,244
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.
(e)(f)
........... 3,217 98,730
Total Common Stocks — 58.9%
(Cost: $254,799,173) .............................. 308,301,491
Par (000)
Par (000)
Corporate Bonds — 13.0%
Aerospace & Defense — 0.7%
BAE Systems Holdings, Inc.
(b)
:
3.80%
,
10/07/24 .................. USD 27 30,025
3.85%
,
12/15/25 .................. 24 27,216
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 200 226,575
Boeing Co. (The):
4.51%
,
05/01/23 .................. 37 39,991
4.88%
,
05/01/25 .................. 120 136,789
3.83%
,
03/01/59 .................. 10 10,158
5.93%
,
05/01/60 .................. 48 68,092
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 9 9,546
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 14 14,845
General Dynamics Corp.:
3.75%
,
05/15/28 .................. 15 17,548
3.63%
,
04/01/30 .................. 144 170,821
Huntington Ingalls Industries, Inc.
(b)
:
3.84%
,
05/01/25 .................. 49 54,448
4.20%
,
05/01/30 .................. 76 90,017
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.:
3.85%
,
12/15/26 .................. USD 75 $ 86,664
4.40%
,
06/15/28 .................. 220 263,797
1.80%
,
01/15/31 .................. 106 107,605
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 131 156,866
Lockheed Martin Corp.:
3.60%
,
03/01/35 .................. 128 154,573
Series B, 6.15%
,
09/01/36 ........... 23 34,961
4.07%
,
12/15/42 .................. 46 59,776
3.80%
,
03/01/45 .................. 58 72,679
Northrop Grumman Corp.:
2.93%
,
01/15/25 .................. 45 48,944
3.25%
,
01/15/28 .................. 210 237,471
4.03%
,
10/15/47 .................. 64 80,302
Raytheon Technologies Corp.:
3.65%
,
08/16/23 .................. 8 8,625
3.15%
,
12/15/24 .................. 35 38,021
7.20%
,
08/15/27 .................. 20 26,943
7.00%
,
11/01/28 .................. 89 121,375
4.13%
,
11/16/28 .................. 238 283,735
2.25%
,
07/01/30 .................. 92 97,722
5.40%
,
05/01/35 .................. 22 30,249
4.20%
,
12/15/44 .................. 20 24,414
4.15%
,
05/15/45 .................. 26 32,914
4.63%
,
11/16/48 .................. 16 21,721
Textron, Inc.:
3.88%
,
03/01/25 .................. 28 30,764
3.65%
,
03/15/27 .................. 35 38,635
3.90%
,
09/17/29 .................. 87 99,855
TransDigm , Inc.
(b)
:
8.00%
,
12/15/25 .................. 100 110,530
6.25%
,
03/15/26 .................. 261 277,965
3,443,177
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.20%
,
10/17/28 .................. 8 9,502
3.90%
,
02/01/35 .................. 20 23,882
3.88%
,
08/01/42 .................. 29 33,828
4.10%
,
04/15/43 .................. 53 62,645
4.10%
,
02/01/45 .................. 19 22,417
4.55%
,
04/01/46 .................. 22 28,303
United Parcel Service, Inc.:
3.40%
,
03/15/29 .................. 70 81,554
4.45%
,
04/01/30 .................. 91 113,830
5.20%
,
04/01/40 .................. 92 130,679
XPO Logistics, Inc.
(b)
:
6.13%
,
09/01/23 .................. 12 12,210
6.75%
,
08/15/24 .................. 31 32,937
551,787
Airlines — 0.2%
Air Canada Pass-Through Trust
(b)
:
Series 2015-2, Class B, 5.00%
,
12/15/23 . 17 17,194
Series 2017-1, Class AA, 3.30%
,
01/15/30 18 17,565
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%
,
09/22/23 . 81 61,411
Series 2016-1, Class B, 5.25%
,
01/15/24 . 52 44,135
Series 2017-1, Class B, 4.95%
,
02/15/25 . 20 16,489
Series 2016-3, Class B, 3.75%
,
10/15/25 . 1 552
Series 2015-2, Class AA, 3.60%
,
09/22/27 13 13,167
Series 2016-1, Class AA, 3.58%
,
01/15/28 32 32,073
Series 2019-1, Class B, 3.85%
,
02/15/28 . 70 59,299

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2016-2, Class AA, 3.20%
,
06/15/28 USD 29 $ 28,416
Series 2016-3, Class AA, 3.00%
,
10/15/28 45 44,244
Series 2017-1, Class AA, 3.65%
,
02/15/29 22 21,719
Series 2019-1, Class AA, 3.15%
,
02/15/32 68 66,210
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 150 154,114
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 37 33,173
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/32 ........... 95 102,539
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 44 36,228
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%
,
04/11/22 . 10 9,545
Series 2014-2, Class B, 4.63%
,
09/03/22 . 6 5,925
Series 2016-2, Class B, 3.65%
,
10/07/25 . 4 4,315
Series 2016-1, Class B, 3.65%
,
01/07/26 . 1 1,458
Series 2020-1, Class A, 5.88%
,
10/15/27 . 85 91,818
Series 2015-1, Class AA, 3.45%
,
12/01/27 13 12,525
Series 2019-2, Class B, 3.50%
,
05/01/28 . 42 39,288
Series 2016-1, Class AA, 3.10%
,
07/07/28 4 4,126
Series 2016-2, Class AA, 2.88%
,
10/07/28 25 25,362
Series 2018-1, Class AA, 3.50%
,
03/01/30 9 9,010
Series 2019-2, Class AA, 2.70%
,
05/01/32 41 39,325
991,225
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 21 21,735
Magna International, Inc., 2.45%, 06/15/30 .. 40 43,027
64,762
Automobiles — 0.1%
(b)
Hyundai Capital America:
3.95%
,
02/01/22 .................. 120 124,163
2.38%
,
02/10/23 .................. 173 178,568
Nissan Motor Co. Ltd., 4.81%, 09/17/30 .... 200 225,203
527,934
Banks — 2.2%
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 32 32,880
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 100 105,813
Banco Santander SA, 2.71%, 06/27/24 ..... 200 213,555
Bank of America Corp.:
(LIBOR USD 3 Month + 0.37%), 2.74%
,
01/23/22
(a)
.................... 10 10,012
(LIBOR USD 3 Month + 0.79%), 3.00%
,
12/20/23
(a)
.................... 31 32,628
4.20%
,
08/26/24 .................. 83 92,917
4.00%
,
01/22/25 .................. 102 114,616
(LIBOR USD 3 Month + 0.97%), 3.46%
,
03/15/25
(a)
.................... 89 96,902
(LIBOR USD 3 Month + 1.09%), 3.09%
,
10/01/25
(a)
.................... 5 5,413
(LIBOR USD 3 Month + 0.87%), 2.46%
,
10/22/25
(a)
.................... 109 116,197
(LIBOR USD 3 Month + 0.81%), 3.37%
,
01/23/26
(a)
.................... 49 53,944
4.45%
,
03/03/26 .................. 90 104,899
(SOFR + 1.15%), 1.32%
,
06/19/26
(a)
.... 272 277,802
(SOFR + 1.01%), 1.20%
,
10/24/26
(a)
.... 167 169,224
3.25%
,
10/21/27 .................. 43 48,121
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.58%), 3.82%
,
01/20/28
(a)
.................... USD 413 $ 474,368
Series FF, (LIBOR USD 3 Month + 2.93%),
5.87%
(a)(g)
..................... 60 67,800
(LIBOR USD 3 Month + 1.51%), 3.71%
,
04/24/28
(a)
.................... 89 101,323
(LIBOR USD 3 Month + 1.37%), 3.59%
,
07/21/28
(a)
.................... 39 44,305
(LIBOR USD 3 Month + 1.04%), 3.42%
,
12/20/28
(a)
.................... 197 222,520
(LIBOR USD 3 Month + 1.07%), 3.97%
,
03/05/29
(a)
.................... 119 138,943
(LIBOR USD 3 Month + 1.31%), 4.27%
,
07/23/29
(a)
.................... 79 94,069
(LIBOR USD 3 Month + 1.18%), 3.19%
,
07/23/30
(a)
.................... 97 108,707
(SOFR + 2.15%), 2.59%
,
04/29/31
(a)
.... 20 21,435
(SOFR + 1.37%), 1.92%
,
10/24/31
(a)
.... 18 18,238
(SOFR + 1.93%), 2.68%
,
06/19/41
(a)
.... 151 157,326
Barclays plc, (LIBOR USD 3 Month + 1.90%),
4.97%, 05/16/29
(a)
................ 200 239,922
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)
........... 200 229,000
BNP Paribas SA
(a)(b)
:
(LIBOR USD 3 Month + 1.11%), 2.82%
,
11/19/25 ..................... 200 213,185
(SOFR + 1.51%), 3.05%
,
01/13/31 ...... 220 240,070
Citigroup, Inc.:
4.40%
,
06/10/25 .................. 94 107,471
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(a)(g)
..................... 45 46,181
3.20%
,
10/21/26 .................. 17 19,000
(LIBOR USD 3 Month + 1.39%), 3.67%
,
07/24/28
(a)
.................... 369 418,337
(LIBOR USD 3 Month + 1.19%), 4.07%
,
04/23/29
(a)
.................... 72 84,448
(LIBOR USD 3 Month + 1.34%), 3.98%
,
03/20/30
(a)
.................... 16 18,816
(SOFR + 1.42%), 2.98%
,
11/05/30
(a)
..... 493 542,947
(SOFR + 2.11%), 2.57%
,
06/03/31
(a)
..... 45 47,964
Citizens Financial Group, Inc., 3.25%, 04/30/30 39 43,949
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 280 295,733
Danske Bank A/S
(b)
:
5.00%
,
01/12/22 .................. 200 208,791
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%
,
12/08/23
(a)
............... 200 200,901
HSBC Holdings plc, (LIBOR USD 3 Month +
1.53%), 4.58%, 06/19/29
(a)
........... 400 473,221
Huntington National Bank (The), 3.25%,
05/14/21 ...................... 259 261,135
ING Groep NV:
4.10%
,
10/02/23 .................. 210 230,710
4.63%
,
01/06/26
(b)
................. 233 274,040
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.80%
,
07/23/24
(a)
.................... 68 73,763
(LIBOR USD 3 Month + 1.00%), 4.02%
,
12/05/24
(a)
.................... 274 301,846
3.90%
,
07/15/25 .................. 144 163,590
(SOFR + 1.16%), 2.30%
,
10/15/25
(a)
.... 53 56,261

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 1.59%), 2.00%
,
03/13/26
(a)
.... USD 246 $ 258,396
3.30%
,
04/01/26 .................. 214 239,513
(SOFR + 1.85%), 2.08%
,
04/22/26
(a)
.... 40 42,245
3.20%
,
06/15/26 .................. 56 62,628
2.95%
,
10/01/26 .................. 106 117,601
4.13%
,
12/15/26 .................. 60 70,144
(LIBOR USD 3 Month + 1.25%), 3.96%
,
01/29/27
(a)
.................... 71 81,585
(LIBOR USD 3 Month + 1.34%), 3.78%
,
02/01/28
(a)
.................... 117 134,476
(LIBOR USD 3 Month + 1.38%), 3.54%
,
05/01/28
(a)
.................... 431 491,806
(SOFR + 1.89%), 2.18%
,
06/01/28
(a)
.... 86 91,287
(LIBOR USD 3 Month + 0.95%), 3.51%
,
01/23/29
(a)
.................... 79 89,846
(LIBOR USD 3 Month + 1.12%), 4.01%
,
04/23/29
(a)
.................... 64 75,139
(LIBOR USD 3 Month + 1.33%), 4.45%
,
12/05/29
(a)
.................... 25 30,503
(LIBOR USD 3 Month + 1.46%), 4.03%
,
07/24/48
(a)
.................... 23 29,152
(SOFR + 2.44%), 3.11%
,
04/22/51
(a)
..... 128 142,517
Mitsubishi UFJ Financial Group, Inc.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.68%),
0.85%
,
09/15/24
(a)
............... 223 224,330
3.78%
,
03/02/25 .................. 157 175,564
Mizuho Financial Group, Inc.
(a)
:
(LIBOR USD 3 Month + 1.10%), 2.55%
,
09/13/25 ..................... 325 343,304
(LIBOR USD 3 Month + 1.27%), 1.98%
,
09/08/31 ..................... 202 205,590
Santander UK Group Holdings plc, 3.13%,
01/08/21 ...................... 64 64,014
Sumitomo Mitsui Financial Group, Inc., 2.35%,
01/15/25 ...................... 248 263,153
US Bancorp, 3.00%, 07/30/29 .......... 40 44,676
Washington Mutual Escrow Bonds, 0.00%,
09/29/17
(c)(f)(h)
................... 400 —
Wells Fargo & Co.:
3.55%
,
09/29/25 .................. 68 76,387
3.00%
,
04/22/26 .................. 83 91,350
3.00%
,
10/23/26 .................. 89 98,609
(LIBOR USD 3 Month + 1.31%), 3.58%
,
05/22/28
(a)
.................... 69 78,218
4.15%
,
01/24/29 .................. 35 41,545
(LIBOR USD 3 Month + 1.17%), 2.88%
,
10/30/30
(a)
.................... 141 153,830
(SOFR + 2.53%), 3.07%
,
04/30/41
(a)
.... 197 214,296
11,746,942
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 74 94,002
Anheuser-Busch InBev Worldwide, Inc.:
4.75%
,
01/23/29 .................. 368 454,442
3.50%
,
06/01/30 .................. 168 194,605
4.90%
,
01/23/31 .................. 114 145,210
5.45%
,
01/23/39 .................. 236 320,616
Coca-Cola Co. (The):
2.50%
,
06/01/40 .................. 116 123,557
2.75%
,
06/01/60 .................. 45 48,578
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 103 116,619
Security
Par (000)
Par (000) Value
Beverages (continued)
PepsiCo, Inc., 3.38%, 07/29/49 ......... USD 24 $ 29,122
1,526,751
Biotechnology — 0.4%
AbbVie, Inc.:
2.60%
,
11/21/24 .................. 297 318,323
3.80%
,
03/15/25 .................. 274 305,559
3.60%
,
05/14/25 .................. 35 38,993
3.20%
,
11/21/29 .................. 151 169,225
4.55%
,
03/15/35 .................. 77 97,352
4.50%
,
05/14/35 .................. 144 180,875
4.05%
,
11/21/39 .................. 15 18,153
4.70%
,
05/14/45 .................. 92 120,356
Amgen, Inc.:
2.45%
,
02/21/30 .................. 60 64,249
4.40%
,
05/01/45 .................. 132 169,418
Biogen, Inc., 2.25%, 05/01/30 .......... 100 104,460
Gilead Sciences, Inc.:
4.80%
,
04/01/44 .................. 46 60,703
4.75%
,
03/01/46 .................. 130 172,302
1,819,968
Building Products — 0.1%
Carrier Global Corp.:
1.92%
,
02/15/23 .................. 124 127,741
2.24%
,
02/15/25 .................. 322 340,728
Johnson Controls International plc, 4.63%,
07/02/44
(d)
..................... 15 19,780
Masonite International Corp., 5.38%, 02/01/28
(b)
15 16,106
Owens Corning, 3.88%, 06/01/30 ........ 12 13,842
Standard Industries, Inc.
(b)
:
5.00%
,
02/15/27 .................. 15 15,675
4.75%
,
01/15/28 .................. 6 6,315
540,187
Capital Markets — 0.8%
Bank of New York Mellon Corp. (The)
(a)
:
Series E, (LIBOR USD 3 Month + 3.42%),
3.66%
(g)
...................... 65 65,067
(LIBOR USD 3 Month + 1.07%), 3.44%
,
02/07/28 ..................... 90 102,767
Charles Schwab Corp. (The):
3.20%
,
03/02/27 .................. 24 26,861
3.20%
,
01/25/28 .................. 20 22,649
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 62 71,492
Goldman Sachs Group, Inc. (The):
3.50%
,
01/23/25 .................. 68 75,049
3.50%
,
04/01/25 .................. 661 734,364
3.75%
,
05/22/25 .................. 92 103,293
(LIBOR USD 3 Month + 1.20%), 3.27%
,
09/29/25
(a)
.................... 115 125,974
(LIBOR USD 3 Month + 1.17%), 1.39%
,
05/15/26
(a)
.................... 62 63,214
(LIBOR USD 3 Month + 1.51%), 3.69%
,
06/05/28
(a)
.................... 135 155,523
Intercontinental Exchange, Inc.:
2.10%
,
06/15/30 .................. 72 74,735
1.85%
,
09/15/32 .................. 103 103,888
Moody's Corp.:
4.88%
,
02/15/24 .................. 13 14,638
3.25%
,
01/15/28 .................. 30 33,760
Morgan Stanley:
(SOFR + 1.15%), 2.72%
,
07/22/25
(a)
.... 365 390,395
(SOFR + 1.99%), 2.19%
,
04/28/26
(a)
.... 34 35,912
3.13%
,
07/27/26 .................. 20 22,355

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.63%
,
01/20/27 .................. USD 281 $ 321,806
(LIBOR USD 3 Month + 1.34%), 3.59%
,
07/22/28
(a)
.................... 50 57,085
(LIBOR USD 3 Month + 1.14%), 3.77%
,
01/24/29
(a)
.................... 283 328,078
(LIBOR USD 3 Month + 1.63%), 4.43%
,
01/23/30
(a)
.................... 223 271,259
(SOFR + 1.14%), 2.70%
,
01/22/31
(a)
.... 220 239,526
(SOFR + 1.03%), 1.79%
,
02/13/32
(a)
.... 4 4,029
Northern Trust Corp., 3.15%, 05/03/29 ..... 30 33,973
State Street Corp., 2.40%, 01/24/30 ...... 20 21,855
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%
,
08/15/23
(a)
.................... 200 207,334
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(g)
.......................... 200 219,250
4.13%
,
09/24/25 .................. 200 229,012
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%
,
01/30/27
(a)
............... 200 202,239
4,357,382
Chemicals — 0.2%
Dow Chemical Co. (The):
9.00%
,
04/01/21 .................. 55 55,928
4.55%
,
11/30/25 .................. 25 29,254
3.63%
,
05/15/26 .................. 38 42,818
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 147 171,600
Ecolab, Inc., 4.80%, 03/24/30 .......... 54 68,904
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 41 47,779
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)
.. 200 224,500
Sherwin-Williams Co. (The):
4.20%
,
01/15/22 .................. 115 118,377
2.30%
,
05/15/30 .................. 57 59,524
4.00%
,
12/15/42 .................. 16 18,780
837,464
Commercial Services & Supplies — 0.2%
Aramark Services, Inc.:
4.75%
,
06/01/26 .................. 15 15,442
5.00%
,
02/01/28
(b)
................. 36 37,935
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 16 16,693
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
32 32,929
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 16 16,420
RELX Capital, Inc.:
3.50%
,
03/16/23 .................. 115 122,311
4.00%
,
03/18/29 .................. 108 128,207
3.00%
,
05/22/30 .................. 121 134,361
Republic Services, Inc.:
2.90%
,
07/01/26 .................. 42 46,407
3.95%
,
05/15/28 .................. 70 82,086
2.30%
,
03/01/30 .................. 20 21,132
1.45%
,
02/15/31 .................. 36 35,233
3.05%
,
03/01/50 .................. 17 18,589
Waste Management, Inc., 1.15%, 03/15/28 .. 90 90,257
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 16 16,360
814,362
Communications Equipment — 0.1%
Juniper Networks, Inc., 5.95%, 03/15/41 .... 31 40,802
Motorola Solutions, Inc.:
4.60%
,
05/23/29 .................. 162 194,079
2.30%
,
11/15/30 .................. 3 3,058
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
5.50%
,
09/01/44 .................. USD 65 $ 82,775
320,714
Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24 ....... 5 5,125
Consumer Finance — 0.2%
Capital One Financial Corp., 3.90%, 01/29/24 75 82,153
General Motors Financial Co., Inc.:
5.20%
,
03/20/23 .................. 257 281,798
3.70%
,
05/09/23 .................. 16 16,959
5.10%
,
01/17/24 .................. 34 38,047
3.50%
,
11/07/24 .................. 21 22,694
4.35%
,
04/09/25 .................. 176 196,484
Navient Corp.:
6.63%
,
07/26/21 .................. 22 22,468
6.50%
,
06/15/22 .................. 30 31,747
7.25%
,
09/25/23 .................. 16 17,536
5.88%
,
10/25/24 .................. 16 17,000
6.75%
,
06/25/25 .................. 16 17,400
6.75%
,
06/15/26 .................. 16 17,380
Toyota Motor Credit Corp., 2.15%, 02/13/30 .. 65 69,831
831,497
Containers & Packaging — 0.0%
Ball Corp.:
5.25%
,
07/01/25 .................. 6 6,847
4.88%
,
03/15/26 .................. 5 5,648
International Paper Co.:
6.00%
,
11/15/41 .................. 38 55,656
4.40%
,
08/15/47 .................. 11 14,391
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 23 24,639
107,181
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%
,
05/15/26 .................. 21 21,761
4.00%
,
01/15/28 .................. 26 26,910
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 35 36,925
85,596
Diversified Financial Services — 0.2%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 206,875
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 238,709
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 200 230,453
Shell International Finance BV:
2.38%
,
11/07/29 .................. 256 275,600
4.38%
,
05/11/45 .................. 33 43,482
995,119
Diversified Telecommunication Services — 0.5%
AT&T, Inc.:
4.35%
,
03/01/29 .................. 30 35,780
4.30%
,
02/15/30 .................. 51 60,921
2.75%
,
06/01/31 .................. 40 42,745
2.25%
,
02/01/32 .................. 45 45,649
2.55%
,
12/01/33
(b)
................. 53 54,332
4.50%
,
05/15/35 .................. 24 29,123
5.38%
,
10/15/41 .................. 34 43,817
5.15%
,
03/15/42 .................. 16 20,319
4.90%
,
06/15/42
(d)
................. 20 24,875
3.55%
,
09/15/55
(b)
................. 369 367,747

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.80%
,
12/01/57
(b)
................. USD 131 $ 136,887
CCO Holdings LLC
(b)
:
5.75%
,
02/15/26 .................. 67 69,134
5.50%
,
05/01/26 .................. 39 40,414
5.13%
,
05/01/27 .................. 85 90,201
5.88%
,
05/01/27 .................. 21 21,814
5.00%
,
02/01/28 .................. 91 96,232
5.38%
,
06/01/29 .................. 41 44,946
4.75%
,
03/01/30 .................. 46 49,634
Level 3 Financing, Inc.:
5.25%
,
03/15/26 .................. 23 23,766
4.63%
,
09/15/27
(b)
................. 6 6,267
Verizon Communications, Inc.:
4.13%
,
03/16/27 .................. 196 231,023
4.33%
,
09/21/28 .................. 173 208,332
3.88%
,
02/08/29 .................. 108 127,127
3.15%
,
03/22/30 .................. 13 14,578
1.50%
,
09/18/30 .................. 209 205,889
1.68%
,
10/30/30
(b)
................. 86 85,652
1.75%
,
01/20/31 .................. 274 272,631
4.50%
,
08/10/33 .................. 162 204,413
4.27%
,
01/15/36 .................. 35 43,410
5.25%
,
03/16/37 .................. 14 18,973
2.65%
,
11/20/40 .................. 77 77,752
4.86%
,
08/21/46 .................. 42 56,760
2,851,143
Electric Utilities — 0.9%
AEP Texas, Inc.:
3.95%
,
06/01/28 .................. 81 94,747
Series H, 3.45%
,
01/15/50 ........... 26 29,118
AEP Transmission Co. LLC:
3.80%
,
06/15/49 .................. 45 55,563
3.15%
,
09/15/49 .................. 45 50,152
Series M, 3.65%
,
04/01/50 ........... 25 30,310
Alabama Power Co.:
4.15%
,
08/15/44 .................. 10 12,687
3.75%
,
03/01/45 .................. 33 39,921
3.45%
,
10/01/49 .................. 55 64,529
Baltimore Gas & Electric Co.:
3.50%
,
08/15/46 .................. 50 58,114
3.75%
,
08/15/47 .................. 30 36,768
3.20%
,
09/15/49 .................. 30 33,503
CenterPoint Energy Houston Electric LLC,
3.95%, 03/01/48 ................. 20 25,170
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 51 59,205
DTE Electric Co., Series A, 4.05%, 05/15/48 . 75 98,575
Duke Energy Carolinas LLC:
3.95%
,
11/15/28 .................. 12 14,312
2.45%
,
08/15/29 .................. 79 85,136
2.45%
,
02/01/30 .................. 102 109,703
3.88%
,
03/15/46 .................. 25 30,723
3.95%
,
03/15/48 .................. 66 82,668
Duke Energy Corp., 4.80%, 12/15/45 ...... 5 6,591
Duke Energy Florida LLC:
3.80%
,
07/15/28 .................. 15 17,606
2.50%
,
12/01/29 .................. 160 174,661
1.75%
,
06/15/30 .................. 116 118,610
3.40%
,
10/01/46 .................. 25 28,547
4.20%
,
07/15/48 .................. 17 21,874
Duke Energy Ohio, Inc.:
3.65%
,
02/01/29 .................. 130 150,611
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.13%
,
06/01/30 .................. USD 23 $ 24,088
Duke Energy Progress LLC:
3.70%
,
09/01/28 .................. 89 104,169
3.45%
,
03/15/29 .................. 20 23,232
4.10%
,
05/15/42 .................. 29 35,877
4.10%
,
03/15/43 .................. 61 75,794
4.20%
,
08/15/45 .................. 15 19,047
Edison International, 3.13%, 11/15/22 ..... 1 1,038
Entergy Louisiana LLC:
5.40%
,
11/01/24 .................. 20 23,542
4.20%
,
09/01/48 .................. 75 97,672
Exelon Corp., 5.63%, 06/15/35 .......... 19 25,698
FirstEnergy Corp.:
Series B, 3.90%
,
07/15/27
(d)
.......... 42 46,297
2.65%
,
03/01/30 .................. 77 77,244
Series B, 2.25%
,
09/01/30 ........... 11 10,640
Series C, 4.85%
,
07/15/47
(d)
.......... 34 42,313
Series C, 3.40%
,
03/01/50 ........... 38 36,398
FirstEnergy Transmission LLC
(b)
:
4.35%
,
01/15/25 .................. 175 190,788
4.55%
,
04/01/49 .................. 155 181,014
Florida Power & Light Co.:
4.05%
,
10/01/44 .................. 17 21,807
3.95%
,
03/01/48 .................. 64 83,465
3.99%
,
03/01/49 .................. 18 23,423
3.15%
,
10/01/49 .................. 99 114,102
MidAmerican Energy Co.:
3.65%
,
04/15/29 .................. 121 143,717
4.25%
,
07/15/49 .................. 42 56,390
3.15%
,
04/15/50 .................. 30 34,488
Northern States Power Co.:
3.40%
,
08/15/42 .................. 65 75,557
4.00%
,
08/15/45 .................. 16 20,730
2.90%
,
03/01/50 .................. 20 22,552
NRG Energy, Inc.:
7.25%
,
05/15/26 .................. 31 32,705
6.63%
,
01/15/27 .................. 38 40,129
2.45%
,
12/02/27
(b)
................. 58 61,064
5.75%
,
01/15/28 .................. 24 26,220
5.25%
,
06/15/29
(b)
................. 23 25,300
NSTAR Electric Co., 3.25%, 05/15/29 ..... 10 11,495
Ohio Power Co.:
Series G, 6.60%
,
02/15/33 ........... 50 69,445
4.00%
,
06/01/49 .................. 29 36,575
Oncor Electric Delivery Co. LLC:
3.70%
,
11/15/28 .................. 32 37,609
5.30%
,
06/01/42 .................. 6 8,576
3.75%
,
04/01/45 .................. 14 17,100
3.80%
,
06/01/49 .................. 51 63,352
5.35%
,
10/01/52
(b)
................. 9 13,696
Public Service Electric & Gas Co.:
3.65%
,
09/01/28 .................. 80 92,850
3.20%
,
05/15/29 .................. 9 10,263
2.05%
,
08/01/50 .................. 10 9,399
Southern California Edison Co.:
Series A, 2.90%
,
03/01/21 ........... 20 20,082
1.85%
,
02/01/22 .................. 18 18,254
Series E, 3.70%
,
08/01/25 ........... 26 29,168
Series 20C, 1.20%
,
02/01/26 ......... 60 60,713
Series A, 4.20%
,
03/01/29 ........... 33 39,036
2.25%
,
06/01/30 .................. 103 107,239

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Tampa Electric Co.:
4.30%
,
06/15/48 .................. USD 19 $ 24,457
4.45%
,
06/15/49 .................. 44 57,636
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 190 207,523
Virginia Electric & Power Co.:
Series C, 2.75%
,
03/15/23 ........... 97 101,556
Series A, 6.00%
,
05/15/37 ........... 28 40,990
4.00%
,
01/15/43 .................. 52 65,359
Vistra Operations Co. LLC
(b)
:
5.50%
,
09/01/26 .................. 30 31,266
5.63%
,
02/15/27 .................. 39 41,482
5.00%
,
07/31/27 .................. 39 41,340
4.30%
,
07/15/29 .................. 128 145,283
4,727,648
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 22 27,512
Tyco Electronics Group SA, 3.45%, 08/01/24 . 15 16,235
43,747
Energy Equipment & Services — 0.0%
Odebrecht Offshore Drilling Finance Ltd.,
1.00%, (1.00% Cash or 7.72% PIK),
12/01/26
(b)(i)
.................... —
(j)
47
Entertainment — 0.1%
Activision Blizzard, Inc.:
1.35%
,
09/15/30 .................. 59 57,921
2.50%
,
09/15/50 .................. 45 43,983
NBCUniversal Media LLC:
5.95%
,
04/01/41 .................. 22 33,601
4.45%
,
01/15/43 .................. 54 70,714
Netflix, Inc.:
4.88%
,
04/15/28 .................. 10 11,277
6.38%
,
05/15/29 .................. 5 6,175
5.38%
,
11/15/29
(b)
................. 6 7,073
4.88%
,
06/15/30
(b)
................. 6 6,900
Walt Disney Co. (The):
4.75%
,
11/15/46 .................. 13 17,662
3.60%
,
01/13/51 .................. 129 156,154
411,460
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
5.00%
,
02/15/24 .................. 55 62,248
3.38%
,
05/15/24 .................. 35 38,058
2.95%
,
01/15/25 .................. 38 41,175
2.40%
,
03/15/25 .................. 91 96,729
3.95%
,
03/15/29 .................. 38 44,225
3.80%
,
08/15/29 .................. 47 54,644
1.88%
,
10/15/30 .................. 22 22,192
Crown Castle International Corp.:
3.70%
,
06/15/26 .................. 96 108,182
3.10%
,
11/15/29 .................. 171 188,431
3.30%
,
07/01/30 .................. 61 68,276
5.20%
,
02/15/49 .................. 11 14,979
4.00%
,
11/15/49 .................. 19 22,438
Equinix , Inc.:
1.25%
,
07/15/25 .................. 8 8,161
1.00%
,
09/15/25 .................. 136 136,377
ESH Hospitality, Inc.
(b)
:
5.25%
,
05/01/25 .................. 39 39,975
4.63%
,
10/01/27 .................. 5 5,125
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership
LP:
5.63%
,
05/01/24 .................. USD 71 $ 77,117
4.50%
,
09/01/26 .................. 19 20,442
5.75%
,
02/01/27 .................. 33 37,022
MPT Operating Partnership LP:
5.25%
,
08/01/26 .................. 3 3,141
5.00%
,
10/15/27 .................. 44 46,805
4.63%
,
08/01/29 .................. 6 6,413
National Retail Properties, Inc., 2.50%,
04/15/30 ...................... 24 24,706
Prologis LP:
2.25%
,
04/15/30 .................. 55 58,937
1.25%
,
10/15/30 .................. 39 38,619
3.00%
,
04/15/50 .................. 22 24,317
Realty Income Corp.:
3.00%
,
01/15/27 .................. 5 5,532
3.25%
,
01/15/31 .................. 40 45,345
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 28 28,980
Service Properties Trust, 4.35%, 10/01/24 ... 46 45,425
VICI Properties LP
(b)
:
3.50%
,
02/15/25 .................. 23 23,524
4.25%
,
12/01/26 .................. 8 8,297
3.75%
,
02/15/27 .................. 5 5,112
4.63%
,
12/01/29 .................. 6 6,420
4.13%
,
08/15/30 .................. 6 6,334
1,463,703
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
3.50%
,
02/15/23
(b)
................. 24 24,600
5.75%
,
03/15/25 .................. 63 64,890
7.50%
,
03/15/26
(b)
................. 41 45,881
4.63%
,
01/15/27
(b)
................. 9 9,574
5.88%
,
02/15/28
(b)
................. 30 32,646
4.88%
,
02/15/30
(b)
................. 6 6,611
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 105 118,228
302,430
Food Products — 0.1%
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 15 15,950
JBS USA LUX SA
(b)
:
5.75%
,
06/15/25 .................. 25 25,794
6.75%
,
02/15/28 .................. 29 32,453
6.50%
,
04/15/29 .................. 46 53,548
5.50%
,
01/15/30 .................. 8 9,190
Lamb Weston Holdings, Inc.
(b)
:
4.63%
,
11/01/24 .................. 24 25,020
4.88%
,
11/01/26 .................. 24 25,087
Mondelez International, Inc.:
2.75%
,
04/13/30 .................. 52 57,115
1.50%
,
02/04/31 .................. 18 17,784
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 56 60,738
Post Holdings, Inc.
(b)
:
5.75%
,
03/01/27 .................. 44 46,585
5.63%
,
01/15/28 .................. 32 34,080
5.50%
,
12/15/29 .................. 25 27,282
Simmons Foods, Inc., 5.75%, 11/01/24
(b)
.... 16 16,340
446,966

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49 ..... USD 30 $ 34,907
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 138 139,331
Eastern Energy Gas Holdings LLC:
4.80%
,
11/01/43 .................. 15 19,265
4.60%
,
12/15/44 .................. 12 15,107
Piedmont Natural Gas Co., Inc., 3.64%,
11/01/46 ...................... 7 8,001
216,611
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp.:
4.00%
,
03/01/29 .................. 50 58,925
2.65%
,
06/01/30 .................. 47 50,342
Teleflex, Inc., 4.63%, 11/15/27 .......... 15 16,121
125,388
Health Care Providers & Services — 0.6%
Aetna, Inc., 4.50%, 05/15/42 ........... 22 27,103
Anthem, Inc.:
3.65%
,
12/01/27 .................. 24 27,676
4.10%
,
03/01/28 .................. 56 66,202
Centene Corp.:
5.38%
,
06/01/26
(b)
................. 57 60,118
5.38%
,
08/15/26
(b)
................. 23 24,294
4.25%
,
12/15/27 .................. 76 80,560
4.63%
,
12/15/29 .................. 23 25,535
Cigna Corp.:
3.25%
,
04/15/25 .................. 50 54,920
3.40%
,
03/01/27 .................. 32 36,132
4.38%
,
10/15/28 .................. 232 280,415
CVS Health Corp.:
3.25%
,
08/15/29 .................. 488 549,603
5.13%
,
07/20/45 .................. 153 205,993
Encompass Health Corp.:
4.50%
,
02/01/28 .................. 16 16,720
4.75%
,
02/01/30 .................. 16 17,140
HCA, Inc.:
4.75%
,
05/01/23 .................. 113 123,235
5.00%
,
03/15/24 .................. 287 322,867
5.38%
,
02/01/25 .................. 17 19,117
5.25%
,
04/15/25 .................. 238 277,908
5.88%
,
02/15/26 .................. 10 11,500
5.25%
,
06/15/26 .................. 27 31,955
5.38%
,
09/01/26 .................. 6 6,896
5.63%
,
09/01/28 .................. 10 11,800
5.88%
,
02/01/29 .................. 6 7,221
Humana, Inc.:
4.50%
,
04/01/25 .................. 16 18,382
3.13%
,
08/15/29 .................. 37 40,853
4.88%
,
04/01/30 .................. 31 38,733
Molina Healthcare, Inc., 5.38%, 11/15/22
(d)
.. 23 24,351
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 18 19,385
Tenet Healthcare Corp.:
4.63%
,
07/15/24 .................. 45 46,126
4.63%
,
09/01/24
(b)
................. 18 18,585
5.13%
,
05/01/25 .................. 87 88,696
4.88%
,
01/01/26
(b)
................. 65 67,997
6.25%
,
02/01/27
(b)
................. 98 103,880
5.13%
,
11/01/27
(b)
................. 10 10,587
UnitedHealth Group, Inc.:
3.85%
,
06/15/28 .................. 76 90,362
2.75%
,
05/15/40 .................. 203 220,220
4.75%
,
07/15/45 .................. 45 63,311
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.20%
,
01/15/47 .................. USD 24 $ 31,701
3,168,079
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 5 5,079
Boyd Gaming Corp.:
6.38%
,
04/01/26 .................. 22 22,854
6.00%
,
08/15/26 .................. 20 20,750
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 53 53,561
Cedar Fair LP:
5.50%
,
05/01/25
(b)
................. 19 19,808
5.38%
,
04/15/27 .................. 31 31,697
5.25%
,
07/15/29 .................. 31 31,916
Churchill Downs, Inc.
(b)
:
5.50%
,
04/01/27 .................. 41 43,409
4.75%
,
01/15/28 .................. 19 19,997
Hilton Domestic Operating Co., Inc.:
5.13%
,
05/01/26 .................. 37 38,202
4.88%
,
01/15/30 .................. 6 6,555
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 20 21,169
Hyatt Hotels Corp., 5.38%, 04/23/25 ...... 16 18,082
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 24 25,080
McDonald's Corp.:
2.63%
,
09/01/29 .................. 19 20,796
3.60%
,
07/01/30 .................. 112 131,269
4.88%
,
12/09/45 .................. 23 31,249
4.45%
,
09/01/48 .................. 77 100,799
MGM Resorts International:
5.75%
,
06/15/25 .................. 4 4,423
4.63%
,
09/01/26 .................. 3 3,174
5.50%
,
04/15/27 .................. 4 4,458
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 34 35,084
Starbucks Corp., 2.25%, 03/12/30 ........ 153 161,956
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 18 18,208
Wyndham Hotels & Resorts, Inc., 5.38%,
04/15/26
(b)
..................... 15 15,525
Wynn Las Vegas LLC
(b)
:
5.50%
,
03/01/25 .................. 72 75,150
5.25%
,
05/15/27 .................. 36 37,107
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
30 31,425
1,028,782
Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 39 41,486
Century Communities, Inc., 6.75%, 06/01/27 . 16 17,083
Lennar Corp.:
4.13%
,
01/15/22 .................. 14 14,333
4.50%
,
04/30/24 .................. 17 18,785
4.75%
,
05/30/25 .................. 3 3,427
4.75%
,
11/29/27 .................. 6 7,091
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 3 3,173
PulteGroup, Inc.:
5.50%
,
03/01/26 .................. 5 5,950
5.00%
,
01/15/27 .................. 4 4,720
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 3 3,400
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 39 40,587
160,035

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25 .... USD 28 $ 28,913
Industrial Conglomerates — 0.1%
3M Co., 2.38%, 08/26/29 ............. 41 44,363
General Electric Co.:
5.88%
,
01/14/38 .................. 83 112,493
6.88%
,
01/10/39 .................. 22 32,386
4.25%
,
05/01/40 .................. 28 33,101
Honeywell International, Inc., 1.95%, 06/01/30 22 23,245
Roper Technologies, Inc., 1.75%, 02/15/31 .. 64 63,754
309,342
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b)(g)
....... 5 6,696
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 25 25,171
American International Group, Inc., 3.40%,
06/30/30 ...................... 92 105,418
Aon Corp.:
4.50%
,
12/15/28 .................. 122 147,233
3.75%
,
05/02/29 .................. 149 173,824
Aon plc, 4.25%, 12/12/42 ............. 9 10,836
Hartford Financial Services Group, Inc. (The):
5.95%
,
10/15/36 .................. 18 25,220
4.30%
,
04/15/43 .................. 15 18,915
Marsh & McLennan Cos., Inc.:
4.38%
,
03/15/29 .................. 46 56,006
2.25%
,
11/15/30 .................. 149 157,748
MetLife, Inc., 4.72%, 12/15/44
(d)
......... 15 20,583
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 20 23,302
770,952
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.88%, 08/22/37 ...... 97 121,004
Booking Holdings, Inc., 4.10%, 04/13/25 .... 208 235,891
Expedia Group, Inc.:
6.25%
,
05/01/25
(b)
................. 52 60,273
3.80%
,
02/15/28 .................. 51 54,781
471,949
IT Services — 0.4%
DXC Technology Co., 4.00%, 04/15/23 ..... 99 105,319
Fidelity National Information Services, Inc.,
3.00%, 08/15/26 ................. 76 84,566
Fiserv, Inc.:
3.20%
,
07/01/26 .................. 95 106,417
3.50%
,
07/01/29 .................. 228 260,343
2.65%
,
06/01/30 .................. 67 72,489
Global Payments, Inc.:
3.80%
,
04/01/21 .................. 20 20,110
4.80%
,
04/01/26 .................. 113 134,100
4.45%
,
06/01/28 .................. 25 29,578
3.20%
,
08/15/29 .................. 115 127,252
International Business Machines Corp.:
3.30%
,
05/15/26 .................. 150 169,494
6.50%
,
01/15/28 .................. 11 14,712
3.50%
,
05/15/29 .................. 100 115,708
1.95%
,
05/15/30 .................. 300 309,216
Mastercard , Inc.:
2.95%
,
06/01/29 .................. 103 115,603
3.35%
,
03/26/30 .................. 95 110,461
PayPal Holdings, Inc.:
1.65%
,
06/01/25 .................. 48 50,149
2.65%
,
10/01/26 .................. 14 15,389
Security
Par (000)
Par (000) Value
IT Services (continued)
Visa, Inc., 4.15%, 12/14/35 ............ USD 139 $ 180,671
2,021,577
Leisure Products — 0.0%
Hasbro, Inc., 2.60%, 11/19/22 .......... 130 135,003
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.05%
,
09/22/26 .................. 115 125,489
2.10%
,
06/04/30 .................. 74 76,595
Charles River Laboratories International, Inc.
(b)
:
5.50%
,
04/01/26 .................. 12 12,569
4.25%
,
05/01/28 .................. 3 3,142
Thermo Fisher Scientific, Inc.:
2.60%
,
10/01/29 .................. 37 40,512
4.50%
,
03/25/30 .................. 259 323,691
581,998
Machinery — 0.0%
CNH Industrial NV, 3.85%, 11/15/27 ...... 4 4,506
Colfax Corp., 6.00%, 02/15/24
(b)
......... 20 20,725
Otis Worldwide Corp., 2.57%, 02/15/30 .... 60 64,430
Parker-Hannifin Corp.:
2.70%
,
06/14/24 .................. 25 26,812
3.25%
,
06/14/29 .................. 30 34,045
Terex Corp., 5.63%, 02/01/25
(b)
......... 38 39,145
189,663
Media — 0.5%
AMC Networks, Inc.:
5.00%
,
04/01/24 .................. 30 30,487
4.75%
,
08/01/25 .................. 24 24,785
Charter Communications Operating LLC:
6.38%
,
10/23/35 .................. 53 72,613
6.48%
,
10/23/45 .................. 152 214,998
5.38%
,
05/01/47 .................. 61 76,134
5.75%
,
04/01/48 .................. 120 157,013
4.80%
,
03/01/50 .................. 16 19,110
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 41 41,410
Comcast Corp.:
2.35%
,
01/15/27 .................. 77 82,853
3.15%
,
02/15/28 .................. 100 112,861
2.65%
,
02/01/30 .................. 172 188,165
3.40%
,
04/01/30 .................. 142 164,202
1.95%
,
01/15/31 .................. 216 221,819
3.90%
,
03/01/38 .................. 22 26,924
6.40%
,
05/15/38 .................. 21 32,717
4.60%
,
10/15/38 .................. 54 71,162
3.75%
,
04/01/40 .................. 39 47,113
3.40%
,
07/15/46 .................. 41 47,202
4.00%
,
11/01/49 .................. 45 56,808
2.65%
,
08/15/62 .................. 104 104,115
Cox Communications, Inc.
(b)
:
3.25%
,
12/15/22 .................. 30 31,600
3.15%
,
08/15/24 .................. 203 220,095
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
20 16,250
Discovery Communications LLC:
4.13%
,
05/15/29 .................. 22 25,681
4.00%
,
09/15/55
(b)
................. 60 67,158
Gray Television, Inc.
(b)
:
5.88%
,
07/15/26 .................. 23 24,121
7.00%
,
05/15/27 .................. 25 27,375
iHeartCommunications , Inc.:
6.38%
,
05/01/26 .................. 27 28,890

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
5.25%
,
08/15/27
(b)
................. USD 23 $ 24,150
4.75%
,
01/15/28
(b)
................. 3 3,079
Lamar Media Corp.:
5.75%
,
02/01/26 .................. 21 21,656
3.75%
,
02/15/28 .................. 4 4,111
Meredith Corp., 6.88%, 02/01/26 ........ 41 39,975
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
37 39,636
Omnicom Group, Inc., 2.45%, 04/30/30 .... 41 43,546
Outfront Media Capital LLC
(b)
:
5.00%
,
08/15/27 .................. 42 42,735
4.63%
,
03/15/30 .................. 3 3,067
Sirius XM Radio, Inc.
(b)
:
4.63%
,
07/15/24 .................. 45 46,631
5.38%
,
07/15/26 .................. 24 25,020
5.00%
,
08/01/27 .................. 47 49,938
5.50%
,
07/01/29 .................. 39 42,912
TEGNA, Inc.:
4.63%
,
03/15/28
(b)
................. 6 6,135
5.00%
,
09/15/29 .................. 7 7,395
ViacomCBS , Inc.:
6.88%
,
04/30/36 .................. 46 66,536
4.38%
,
03/15/43 .................. 64 75,614
2,775,797
Metals & Mining — 0.1%
Anglo American Capital plc, 5.63%, 04/01/30
(b)
200 254,126
FMG Resources Pty. Ltd.
(b)
:
4.75%
,
05/15/22 .................. 23 23,661
5.13%
,
03/15/23 .................. 15 15,844
4.50%
,
09/15/27 .................. 4 4,444
Freeport-McMoRan, Inc.:
5.00%
,
09/01/27 .................. 4 4,240
5.25%
,
09/01/29 .................. 4 4,450
Newmont Corp., 2.25%, 10/01/30 ........ 102 107,348
Nucor Corp., 3.95%, 05/01/28 .......... 23 27,057
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 35 37,628
Teck Resources Ltd., 6.13%, 10/01/35 ..... 27 34,816
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 25 27,773
541,387
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%
,
05/15/28 .................. 50 58,280
3.25%
,
03/15/50 .................. 40 46,747
Consumers Energy Co.:
3.75%
,
02/15/50 .................. 92 115,701
3.10%
,
08/15/50 .................. 20 23,119
3.50%
,
08/01/51 .................. 35 42,817
286,664
Oil, Gas & Consumable Fuels — 0.9%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 15 17,188
BP Capital Markets America, Inc.:
3.79%
,
02/06/24 .................. 55 60,106
3.19%
,
04/06/25 .................. 34 37,400
3.41%
,
02/11/26 .................. 57 63,906
3.59%
,
04/14/27 .................. 25 28,433
Buckeye Partners LP, 3.95%, 12/01/26 ..... 4 4,052
Cameron LNG LLC
(b)
:
3.30%
,
01/15/35 .................. 80 90,276
3.40%
,
01/15/38 .................. 100 109,032
Cheniere Corpus Christi Holdings LLC:
5.88%
,
03/31/25 .................. 113 131,507
5.13%
,
06/30/27 .................. 108 127,761
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP:
5.25%
,
10/01/25 .................. USD 21 $ 21,551
5.63%
,
10/01/26 .................. 16 16,640
4.50%
,
10/01/29 .................. 10 10,578
Chevron Corp., 3.08%, 05/11/50 ......... 37 41,303
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 34 31,280
Concho Resources, Inc., 3.75%, 10/01/27 ... 147 168,008
CrownRock LP, 5.63%, 10/15/25
(b)
....... 17 17,361
DCP Midstream Operating LP:
5.38%
,
07/15/25 .................. 5 5,494
5.13%
,
05/15/29 .................. 4 4,437
Diamondback Energy, Inc., 3.50%, 12/01/29 . 173 184,819
Energy Transfer Operating LP:
3.60%
,
02/01/23 .................. 80 83,810
4.50%
,
04/15/24 .................. 69 75,464
4.05%
,
03/15/25 .................. 44 48,268
2.90%
,
05/15/25 .................. 136 143,883
6.50%
,
02/01/42 .................. 105 128,099
Energy Transfer Partners LP, 5.88%, 03/01/22 86 89,915
Enterprise Products Operating LLC:
Series D, 6.88%
,
03/01/33 ........... 9 12,603
7.55%
,
04/15/38 .................. 13 19,841
5.95%
,
02/01/41 .................. 35 48,118
4.25%
,
02/15/48 .................. 74 86,764
4.20%
,
01/31/50 .................. 70 82,236
EOG Resources, Inc., 4.15%, 01/15/26 .... 93 107,912
Kinder Morgan Energy Partners LP:
6.38%
,
03/01/41 .................. 28 37,021
4.70%
,
11/01/42 .................. 29 33,194
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 28 34,507
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 29 30,870
Marathon Petroleum Corp.:
4.75%
,
09/15/44 .................. 16 18,380
5.85%
,
12/15/45 .................. 25 30,893
Matador Resources Co., 5.88%, 09/15/26 ... 7 6,860
MPLX LP:
1.75%
,
03/01/26 .................. 54 55,885
2.65%
,
08/15/30 .................. 86 90,129
5.20%
,
03/01/47 .................. 19 23,113
NGPL PipeCo LLC
(b)
:
4.38%
,
08/15/22 .................. 48 50,009
4.88%
,
08/15/27 .................. 47 53,249
7.77%
,
12/15/37 .................. 31 41,911
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 135 154,466
Petrobras Global Finance BV:
5.09%
,
01/15/30 .................. 29 32,335
6.75%
,
06/03/50 .................. 10 12,384
Sabine Pass Liquefaction LLC:
5.75%
,
05/15/24 .................. 214 244,664
5.63%
,
03/01/25 .................. 515 600,656
5.88%
,
06/30/26 .................. 65 78,592
SM Energy Co.:
5.63%
,
06/01/25 .................. 3 2,445
6.75%
,
09/15/26 .................. 3 2,415
6.63%
,
01/15/27 .................. 3 2,393
Suncor Energy, Inc.:
6.80%
,
05/15/38 .................. 31 43,490
6.50%
,
06/15/38 .................. 30 41,934
Sunoco Logistics Partners Operations LP:
4.25%
,
04/01/24 .................. 110 119,106
5.95%
,
12/01/25 .................. 30 35,390

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP:
4.88%
,
01/15/23 .................. USD 13 $ 13,164
5.50%
,
02/15/26 .................. 11 11,275
6.00%
,
04/15/27 .................. 9 9,567
Targa Resources Partners LP:
5.13%
,
02/01/25 .................. 15 15,375
5.88%
,
04/15/26 .................. 30 31,807
5.38%
,
02/01/27 .................. 15 15,755
6.50%
,
07/15/27 .................. 24 26,040
5.00%
,
01/15/28 .................. 5 5,278
6.88%
,
01/15/29 .................. 24 27,030
5.50%
,
03/01/30 .................. 6 6,514
Texas Eastern Transmission LP
(b)
:
3.50%
,
01/15/28 .................. 70 76,719
4.15%
,
01/15/48 .................. 30 33,316
Total Capital International SA:
3.70%
,
01/15/24 .................. 25 27,386
2.43%
,
01/10/25 .................. 52 55,502
TransCanada PipeLines Ltd.:
4.63%
,
03/01/34 .................. 32 39,105
7.63%
,
01/15/39 .................. 10 15,594
Transcontinental Gas Pipe Line Co. LLC:
7.85%
,
02/01/26 .................. 56 73,405
4.00%
,
03/15/28 .................. 91 105,009
4.60%
,
03/15/48 .................. 20 24,281
3.95%
,
05/15/50 .................. 64 72,389
Williams Cos., Inc. (The):
Series A, 7.50%
,
01/15/31 ........... 20 27,188
8.75%
,
03/15/32
(d)
................. 12 17,554
4,703,589
Paper & Forest Products — 0.0%
Georgia-Pacific LLC:
1.75%
,
09/30/25
(b)
................. 22 23,001
2.10%
,
04/30/27
(b)
................. 48 50,676
7.75%
,
11/15/29 .................. 20 29,587
2.30%
,
04/30/30
(b)
................. 26 27,798
131,062
Pharmaceuticals — 0.3%
AstraZeneca plc:
4.00%
,
01/17/29 .................. 22 26,214
1.38%
,
08/06/30 .................. 143 141,546
Bausch Health Americas, Inc.
(b)
:
9.25%
,
04/01/26 .................. 46 51,290
8.50%
,
01/31/27 .................. 53 58,945
Bausch Health Cos., Inc.
(b)
:
5.50%
,
11/01/25 .................. 44 45,597
9.00%
,
12/15/25 .................. 46 50,782
5.75%
,
08/15/27 .................. 9 9,652
7.00%
,
01/15/28 .................. 23 25,282
7.25%
,
05/30/29 .................. 23 25,854
Bristol-Myers Squibb Co., 4.25%, 10/26/49 .. 19 25,694
Elanco Animal Health, Inc.
(d)
:
5.27%
,
08/28/23 .................. 23 25,127
5.90%
,
08/28/28 .................. 5 5,900
Johnson & Johnson, 3.50%, 01/15/48 ..... 34 42,120
Merck & Co., Inc.:
3.40%
,
03/07/29 .................. 71 82,600
1.45%
,
06/24/30 .................. 60 60,835
Pfizer, Inc.:
3.45%
,
03/15/29 .................. 126 147,266
2.63%
,
04/01/30 .................. 42 46,878
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.:
5.00%
,
11/26/28 .................. USD 200 $ 248,500
2.05%
,
03/31/30 .................. 200 204,718
Wyeth LLC, 5.95%, 04/01/37 ........... 33 49,472
1,374,272
Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The), 5.38%, 03/15/25
(b)
30 30,938
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
5.05%
,
03/01/41 .................. 10 13,935
5.40%
,
06/01/41 .................. 2 2,913
4.40%
,
03/15/42 .................. 63 83,523
CSX Corp.:
4.25%
,
03/15/29 .................. 48 58,149
4.30%
,
03/01/48 .................. 89 114,262
4.25%
,
11/01/66 .................. 11 14,724
Norfolk Southern Corp.:
2.90%
,
06/15/26 .................. 77 85,171
4.80%
,
08/15/43 .................. 20 24,766
3.40%
,
11/01/49 .................. 44 50,192
4.05%
,
08/15/52 .................. 14 17,822
Penske Truck Leasing Co. LP
(b)
:
4.25%
,
01/17/23 .................. 40 42,975
2.70%
,
03/14/23 .................. 50 52,277
2.70%
,
11/01/24 .................. 15 16,070
3.95%
,
03/10/25 .................. 14 15,681
4.00%
,
07/15/25 .................. 65 73,711
1.20%
,
11/15/25 .................. 23 23,197
Ryder System, Inc., 4.63%, 06/01/25 ...... 195 225,952
Union Pacific Corp.:
2.75%
,
03/01/26 .................. 10 10,935
3.38%
,
02/01/35 .................. 26 30,428
3.60%
,
09/15/37 .................. 32 37,327
4.38%
,
09/10/38 .................. 23 28,919
3.95%
,
08/15/59 .................. 53 65,310
3.84%
,
03/20/60 .................. 38 47,038
2.97%
,
09/16/62
(b)
................. 20 20,890
1,156,167
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 2.75%, 06/01/50 .... 60 65,279
Broadcom Corp., 3.88%, 01/15/27 ....... 271 304,145
Broadcom, Inc.:
2.25%
,
11/15/23 .................. 131 136,814
4.70%
,
04/15/25 .................. 237 271,594
4.11%
,
09/15/28 .................. 17 19,456
4.75%
,
04/15/29 .................. 80 95,418
5.00%
,
04/15/30 .................. 94 114,268
Intel Corp., 3.73%, 12/08/47 ........... 108 129,067
KLA Corp.:
4.10%
,
03/15/29 .................. 93 111,457
3.30%
,
03/01/50 .................. 112 126,386
Lam Research Corp.:
3.75%
,
03/15/26 .................. 116 132,593
4.88%
,
03/15/49 .................. 78 112,746
NVIDIA Corp.:
3.20%
,
09/16/26 .................. 43 48,687
2.85%
,
04/01/30 .................. 150 168,741
3.50%
,
04/01/50 .................. 50 60,654
NXP BV
(b)
:
4.30%
,
06/18/29 .................. 156 185,924
3.40%
,
05/01/30 .................. 77 87,319

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.:
4.30%
,
05/20/47 .................. USD 43 $ 58,303
3.25%
,
05/20/50 .................. 47 54,557
2,283,408
Software — 0.2%
Autodesk, Inc.:
4.38%
,
06/15/25 .................. 5 5,718
3.50%
,
06/15/27 .................. 146 164,578
Microsoft Corp.:
4.20%
,
11/03/35 .................. 70 91,907
3.70%
,
08/08/46 .................. 149 188,930
Oracle Corp.:
4.30%
,
07/08/34 .................. 23 29,109
3.90%
,
05/15/35 .................. 134 164,528
3.85%
,
07/15/36 .................. 36 43,472
3.80%
,
11/15/37 .................. 26 31,404
3.60%
,
04/01/40 .................. 68 79,641
4.13%
,
05/15/45 .................. 242 298,725
4.38%
,
05/15/55 .................. 93 122,100
1,220,112
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 170 193,237
Lowe's Cos., Inc.:
4.00%
,
04/15/25 .................. 76 86,352
3.65%
,
04/05/29 .................. 62 72,352
3.70%
,
04/15/46 .................. 23 27,272
3.00%
,
10/15/50 .................. 25 26,740
405,953
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
3.85%
,
05/04/43 .................. 87 109,915
3.85%
,
08/04/46 .................. 28 36,007
2.55%
,
08/20/60 .................. 64 65,823
Dell International LLC, 8.10%, 07/15/36
(b)
... 60 88,733
Hewlett Packard Enterprise Co.:
4.65%
,
10/01/24 .................. 88 99,889
1.75%
,
04/01/26 .................. 78 80,782
HP, Inc., 6.00%, 09/15/41 ............. 15 19,597
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 32 34,280
535,026
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%
,
05/15/24 .................. 29 30,377
4.88%
,
05/15/26 .................. 6 6,518
NIKE, Inc., 2.75%, 03/27/27 ........... 130 143,848
Under Armour, Inc., 3.25%, 06/15/26 ...... 4 4,025
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 15 15,788
200,556
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 274 294,588
Quicken Loans, Inc., 5.25%, 01/15/28
(b)
.... 31 33,093
Washington Mutual Escrow Bonds, 0.00%,
11/06/09
(c)(f)(h)
................... 100 —
327,681
Tobacco — 0.2%
Altria Group, Inc.:
4.00%
,
01/31/24 .................. 55 60,388
4.40%
,
02/14/26 .................. 172 199,704
5.80%
,
02/14/39 .................. 179 235,846
Security
Par (000)
Par (000) Value
Tobacco (continued)
BAT Capital Corp.:
3.22%
,
08/15/24 .................. USD 151 $ 163,476
3.22%
,
09/06/26 .................. 10 11,014
4.91%
,
04/02/30 .................. 118 142,508
2.73%
,
03/25/31 .................. 57 59,037
4.54%
,
08/15/47 .................. 28 31,092
BAT International Finance plc, 1.67%, 03/25/26 71 72,677
Philip Morris International, Inc.:
1.75%
,
11/01/30 .................. 39 39,484
4.25%
,
11/10/44 .................. 25 31,487
Reynolds American, Inc., 5.85%, 08/15/45 ... 78 99,743
1,146,456
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25
(b)
39 39,926
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 39 41,340
United Rentals North America, Inc.:
5.88%
,
09/15/26 .................. 31 32,820
5.50%
,
05/15/27 .................. 31 33,170
3.88%
,
11/15/27 .................. 5 5,237
4.88%
,
01/15/28 .................. 52 55,380
5.25%
,
01/15/30 .................. 5 5,550
213,423
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23 ... 200 210,938
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.88%, 05/07/30 .. 200 217,325
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 200 223,687
Sprint Corp.:
7.63%
,
02/15/25 .................. 53 63,379
7.63%
,
03/01/26 .................. 53 65,784
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(d)
53 53,183
T-Mobile USA, Inc.
(b)
:
3.50%
,
04/15/25 .................. 85 93,923
3.75%
,
04/15/27 .................. 210 239,148
3.88%
,
04/15/30 .................. 353 408,845
2.55%
,
02/15/31 .................. 44 46,203
Vodafone Group plc:
4.13%
,
05/30/25 .................. 5 5,717
5.25%
,
05/30/48 .................. 102 142,081
4.25%
,
09/17/50 .................. 43 53,258
1,612,533
Total Corporate Bonds — 13.0%
(Cost: $65,103,830) ............................... 68,178,571
Floating Rate Loan Interests — 0.0%
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 0.00%),
4.00%
,
 02/21/23
(a)(c)
................ 10 9,490
Total Floating Rate Loan Interests — 0.0%
(Cost: $10,000) ................................. 9,490
Foreign Agency Obligations — 0.1%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 28 19,390
Colombia — 0.0%
Ecopetrol SA:
5.38%
,
06/26/26 .................. 115 132,214

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Colombia (continued)
6.88%
,
04/29/30 .................. USD 11 $ 14,111
146,325
Mexico — 0.1%
Petroleos Mexicanos :
6.38%
,
01/23/45 .................. 52 47,154
6.35%
,
02/12/48 .................. 80 71,875
7.69%
,
01/23/50 .................. 40 40,330
6.95%
,
01/28/60 .................. 163 153,000
312,359
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
.... 200 202,750
Total Foreign Agency Obligations — 0.1%
(Cost: $607,507) ................................. 680,824
Foreign Government Obligations — 2.4%
China — 1.4%
People's Republic of China:
1.99%
,
04/09/25 .................. CNY 21,550 3,183,037
2.41%
,
06/19/25 .................. 4,200 632,323
2.85%
,
06/04/27 .................. 3,000 452,414
3.29%
,
05/23/29 .................. 800 123,716
2.68%
,
05/21/30 .................. 20,690 3,048,791
7,440,281
Colombia — 0.1%
Republic of Colombia:
6.25%
,
11/26/25 .................. COP 121,600 38,972
3.88%
,
04/25/27 .................. USD 340 377,910
4.50%
,
03/15/29 .................. 240 277,200
694,082
Egypt — 0.1%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
... EUR 200 262,273
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24 . USD 140 159,441
Indonesia — 0.2%
Republic of Indonesia:
4.45%
,
02/11/24 .................. 200 221,500
2.85%
,
02/14/30 .................. 200 215,625
6.50%
,
02/15/31 .................. IDR 1,949,000 144,198
6.63%
,
05/15/33 .................. 328,000 23,579
7.50%
,
06/15/35 .................. 2,351,000 184,195
8.38%
,
04/15/39 .................. 1,272,000 105,924
7.38%
,
05/15/48 .................. 1,354,000 100,466
995,487
Mexico — 0.2%
United Mexican States:
2.66%
,
05/24/31 .................. USD 935 961,647
7.75%
,
11/23/34 .................. MXN 13 76,708
10.00%
,
11/20/36 ................. 11 77,116
8.50%
,
11/18/38 .................. 17 104,732
1,220,203
Panama — 0.0%
Republic of Panama, 3.88%
,
03/17/28 ...... USD 200 229,563
Peru — 0.1%
Peru Government Bond:
2.78%
,
12/01/60 .................. 20 20,130
Security
Par (000)
Par (000) Value
Peru (continued)
3.23%
,
07/28/21 .................. USD 17 $ 16,992
Republic of Peru, 4.13%
,
08/25/27 ........ 179 209,933
247,055
Philippines — 0.1%
Republic of Philippines, 3.00%
,
02/01/28 .... 260 287,357
Russia — 0.1%
Russian Federation:
7.75%
,
09/16/26 .................. RUB 13,570 203,606
8.15%
,
02/03/27 .................. 5,608 85,912
6.00%
,
10/06/27 .................. 3,125 42,976
6.90%
,
05/23/29 .................. 6,454 93,661
8.50%
,
09/17/31 .................. 16,167 261,812
687,967
Ukraine — 0.1%
Ukraine Government Bond:
7.38%
,
09/25/32 .................. USD 200 219,750
7.25%
,
03/15/33 .................. 200 218,000
437,750
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%
,
10/27/27 .................. 90 106,397
5.10%
,
06/18/50 .................. 30 41,981
148,378
Total Foreign Government Obligations — 2.4%
(Cost: $12,134,623) ............................... 12,809,837
Shares
Shares
Investment Companies — 2.9%*
BlackRock Allocation Target Shares- BATS
Series A ........................ 1,362,539 13,611,764
iShares iBoxx $ High Yield Corporate Bond ETF 16,640 1,452,672
Total Investment Companies — 2.9%
(Cost: $14,966,519) ............................... 15,064,436
Par (000)
Par (000)
Municipal Bonds — 0.2%
California - 0.1%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 45 82,703
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 50 82,551
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 60 90,302
State of California, Series 2018, GO,
4.60%, 04/01/38 .................. 165 198,028
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 50 71,609
525,193
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 44 65,775
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 175 186,925

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... USD 10 $ 10,851
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 66 110,702
New York - 0.0%
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 50 80,388
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 15 20,354
100,742
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 30 55,717
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 45 66,758
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 50 75,233
141,991
Total Municipal Bonds — 0.2%
(Cost: $1,014,303) ............................... 1,197,896
Non-Agency Mortgage-Backed Securities — 1.2%
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.50%, 06/25/35
(a)
... 51 40,179
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.75%, 01/25/36
(a)
... 20 18,337
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 22 16,056
Series 2006-OA21, Class A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 03/20/47
(a)
... 745 617,488
Series 2006-OA9, Class 2A1B, (LIBOR USD
1 Month + 0.20%), 0.35%, 07/20/46
(a)
.. 113 88,277
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.23%), 0.38%, 11/25/36
(a)
.. 23 21,315
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 04/25/47
(a)
... 31 28,465
Series 2007-OA3, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.33%, 04/25/47
(a)
... 1 15
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.33%, 06/25/47
(a)
... 21 16,044
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.24%), 0.39%, 08/25/47
(a)
.. 9 8,525
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 1.55%, 10/25/46
(a)
........... 57 46,814
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 4.08%, 07/31/57 129 45,745
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 3.00%, 09/27/46 .... 77 76,415
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.75%, 04/27/47 .... 24 23,594
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 135 129,661
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month +
0.28%), 0.43%, 08/25/36
(a)
........... 33 32,813
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ USD 318 $ 208,049
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.57%,
04/25/46
(a)
.................... 59 24,751
Series 2007-15, Class 2A2, 6.50%, 09/25/37 83 49,914
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 34 29,903
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 57,459
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.50%,
11/25/35
(a)
...................... 19 3,530
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 27 21,542
CSMC Trust
(a)(b)
:
Series 2018-RPL8, Class A1, 4.12%,
07/25/58 ..................... 116 116,145
Series 2019-JR1, Class A1, 4.10%, 09/27/66 346 348,401
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.32%, 08/25/47
(a)
.... 113 123,167
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 0.65%, 01/27/37
(a)(b)
.......... 1 845
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.61%, 03/25/36
(a)
........... 8 8,091
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 3 3,186
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.18%, 09/25/37
(a)
. 32 22,408
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (LIBOR USD 1 Month +
0.42%), 0.57%, 03/25/37
(a)
........... 45 43,314
JPMorgan Mortgage Trust, Series 2017-3,
Class 1A6, 3.00%, 08/25/47
(a)(b)
........ 30 30,428
MCM Trust, Series 2018-NPL2, Class A, 4.00%,
10/25/28
(b)(c)(d)
.................... 7 7,353
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 66 71,150
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.57%, 06/25/37
(a)
6 4,800
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.50%,
04/25/36
(a)
...................... 11 8,521
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 06/25/36
(a)
..... 14 12,667
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 64 64,184
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(d)
.................... 59 55,769
2,525,320

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.6%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.28%, 09/15/34
(a)(b)
.......... USD 100 $ 96,489
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.60%, 04/14/33 100 103,037
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.86%, 09/15/34 .... 100 94,652
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.30%), 0.45%, 01/25/36 .... 21 19,900
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.45%), 0.60%, 01/25/36 .... 16 15,097
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.69%, 04/25/36 .... 10 9,012
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.40%, 10/25/36 .... 13 12,638
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.45%, 10/25/36 .... 13 12,663
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.23%), 0.38%, 12/25/36 .... 165 154,737
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.88%, 03/15/37
(a)(b)
................ 15 14,737
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 96 101,193
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.43%,
01/12/45
(a)
...................... 11 11,344
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 3.90%, 03/15/62
(a)(b)
....... 60 63,389
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.41%, 07/15/35
(a)(b)
100 97,242
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 100 105,573
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.16%, 11/15/35
(a)(b)
.......... 154 153,424
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 25 26,498
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 40 40,699
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.91%, 12/15/37
(a)(b)
.......... 100 100,004
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 75 77,320
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 10 11,390
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 11,218
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
..................... 100 101,802
CGDBB Commercial Mortgage Trust
(a)(b)
:
Series 2017-BIOC, Class A, (LIBOR USD 1
Month + 0.79%), 0.95%, 07/15/32 .... 91 91,389
Series 2017-BIOC, Class D, (LIBOR USD 1
Month + 1.60%), 1.76%, 07/15/32 .... 91 91,577
Series 2017-BIOC, Class E, (LIBOR USD 1
Month + 2.15%), 2.31%, 07/15/32 .... 91 91,131
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 10 8,947
Series 2017-C4, Class A4, 3.47%, 10/12/50 20 22,737
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... USD 10 $ 10,310
Series 2014-CR19, Class A5, 3.80%,
08/10/47 ..................... 30 33,107
Series 2014-LC15, Class A4, 4.01%,
04/10/47 ..................... 20 21,817
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ..................... 40 44,974
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 44 38,000
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 10 11,006
Series 2019-C15, Class D, 3.00%,
03/15/52
(b)
.................... 11 9,206
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.19%, 04/10/37
(a)(b)
.......... 100 76,897
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 40 43,207
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 170 173,446
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)
.................... 40 39,896
Exantas Capital Corp. Ltd., Series 2019-RSO7,
Class AS, (LIBOR USD 1 Month + 1.50%),
1.65%, 04/15/36
(a)(b)
................ 100 98,600
GPMT Ltd., Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.90%), 1.05%, 11/21/35
(a)(b)
13 13,059
GS Mortgage Securities Corp. Trust
(a)(b)
:
Series 2017-500K, Class D, (LIBOR USD 1
Month + 1.30%), 1.46%, 07/15/32 .... 10 9,956
Series 2017-500K, Class E, (LIBOR USD 1
Month + 1.50%), 1.66%, 07/15/32 .... 20 19,899
Series 2017-500K, Class F, (LIBOR USD 1
Month + 1.80%), 1.96%, 07/15/32 .... 10 9,938
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%,
09/10/47 ..................... 20 22,109
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 10 11,155
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 10 8,601
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 100 95,297
IMT Trust, Series 2017-APTS, Class AFX,
3.48%, 06/15/34
(b)
................. 100 107,444
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47 30 32,915
Series 2014-C22, Class A4, 3.80%, 09/15/47 10 10,983
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.40%,
03/25/37
(a)(b)
..................... 12 11,373
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47 70 76,154
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 16 15,038
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 5.99%,
10/15/42
(a)
.................... 100 99,514
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 31 31,396
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.76%, 11/15/34
(a)(b)
.. 84 84,010

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... USD 10 $ 8,200
Series 2019-L2, Class A4, 4.07%, 03/15/52 13 15,388
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.12%, 04/14/36 .... 12 11,708
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.57%, 04/14/36 .... 10 9,834
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A4, 3.70%, 11/15/48 10 11,254
Series 2015-P2, Class A4, 3.81%, 12/15/48 30 34,082
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 63 53,768
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 25 19,266
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 1.00%, 12/13/31
(a)(b)
.. 100 97,772
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47 30 32,815
Series 2014-C22, Class C, 3.76%,
09/15/57
(a)
.................... 120 116,699
3,409,932
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 58 14,507
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ....................... 1,000 35,544
BBCMS Trust, Series 2015-SRCH, Class XA,
0.95%, 08/10/35
(b)
................. 991 48,021
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 4,250 92,655
Benchmark Mortgage Trust, Series 2019-B9,
Class XA, (LIBOR USD 1 Month + 0.00%),
1.04%, 03/15/52 .................. 994 71,401
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.72%, 05/10/58 .... 120 4,307
Commercial Mortgage Trust, Series 2015-3BP,
Class XA, 0.06%, 02/10/35
(b)
.......... 2,522 9,685
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 65,875
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/50
(b)
..... 809 25,211
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C19, Class XF, 1.21%,
12/15/47
(b)
...................... 100 4,156
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 1,000 1,680
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 200 2
358,537
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(k)
.... 38 5,120
Total Non-Agency Mortgage-Backed Securities — 1.2%
(Cost: $6,215,636) ............................... 6,313,416
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(l)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(f)(h)
....... USD 620 $ —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.1%
Capital Markets — 0.0%
(a)(g)
Bank of New York Mellon Corp. (The), Series F,
(LIBOR USD 3 Month + 3.13%), 4.62% ... 97 102,820
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.81% ....................... 90 89,550
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 140 147,672
340,042
Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%
(b)(g)
.... 265 270,300
Total Capital Trusts — 0.1%
(Cost: $592,778) ................................. 610,342
Shares
Shares
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires
03/31/21)
(f)
...................... 7,280 5,024
Total Rights — 0.0%
(Cost: $15,506) ................................. 5,024
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 16.0%
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
K072, Class A2, 3.44%, 12/25/27 ....... 10 11,622
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-SB52, Class A10F,
3.47%, 06/25/28
(a)
................. 26 27,922
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38 15 15,631
Series 2016-158, Class VA, 2.00%, 03/16/35 81 82,133
137,308
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.77%, 09/16/51 ....... 526 15,795
Series 2016-26, 0.88%, 02/16/58 ....... 370 18,341
Series 2016-92, 0.87%, 04/16/58 ....... 47 2,442
Series 2016-110, 0.94%, 05/16/58 ...... 81 4,622
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 81 5,805
47,005
Mortgage-Backed Securities — 15.9%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 282 299,377
3.00%, 09/01/27 - 12/01/46 ........... 466 499,556
3.50%, 04/01/31 - 01/01/48 ........... 679 747,116
4.00%, 08/01/40 - 12/01/45 ........... 113 123,770

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/39 - 04/01/49 ........... USD 1,622 $ 1,801,364
5.00%, 10/01/41 - 11/01/41 ........... 166 192,017
5.50%, 06/01/41 .................. 73 85,727
6.00%, 01/01/34 .................. 39 44,297
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 10 10,438
Government National Mortgage Association:
2.00%, 01/15/51 - 02/15/51
(m)
.......... 788 823,398
2.50%, 01/15/51
(m)
................. 1,781 1,885,355
3.00%, 02/15/45 - 09/20/50 ........... 2,739 2,899,067
3.00%, 01/15/51 - 02/15/51
(m)
.......... 1,058 1,106,143
3.50%, 01/15/42 - 10/20/46 ........... 3,704 4,011,765
3.50%, 01/15/51
(m)
................. 97 102,805
4.00%, 04/20/39 - 12/20/47 ........... 457 498,722
4.00%, 01/15/51
(m)
................. 1,079 1,150,399
4.50%, 12/20/39 - 04/20/50 ........... 690 756,959
4.50%, 01/15/51
(m)
................. 205 219,510
5.00%, 12/15/38 - 07/20/42 ........... 108 123,148
7.50%, 03/15/32 .................. 2 2,346
Uniform Mortgage-Backed Securities:
1.50%, 01/25/51
(m)
................. 938 947,710
2.00%, 10/01/31 - 03/01/32 ........... 168 176,329
2.00%, 01/25/36 - 02/25/51
(m)
.......... 9,973 10,364,771
2.50%, 09/01/27 - 12/01/50 ........... 3,032 3,225,707
2.50%, 01/25/36 - 02/25/51
(m)
.......... 17,277 18,194,088
3.00%, 04/01/29 - 09/01/50 ........... 6,805 7,316,042
3.00%, 01/25/36
(m)
................. 355 372,553
3.50%, 04/01/29 - 08/01/50 ........... 3,513 3,843,175
3.50%, 01/25/36 - 02/25/51
(m)
.......... 3,452 3,651,423
4.00%, 10/01/33 - 09/01/50 ........... 2,457 2,708,004
4.00%, 01/25/51 - 02/25/51
(m)
.......... 6,218 6,644,112
4.50%, 02/01/25 - 04/01/50 ........... 5,876 6,543,276
4.50%, 01/25/51
(m)
................. 203 220,001
5.00%, 09/01/35 - 06/01/45 ........... 217 249,664
5.00%, 01/25/51
(m)
................. 529 585,434
5.50%, 02/01/35 - 04/01/41 ........... 458 533,198
6.00%, 12/01/27 - 06/01/41 ........... 266 313,787
6.50%, 05/01/40 .................. 77 92,264
83,364,817
Total U.S. Government Sponsored Agency Securities — 16.0%
(Cost: $82,194,458) ............................... 83,549,130
U.S. Treasury Obligations — 5.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 .................. 66 97,943
4.50%, 08/15/39 .................. 82 125,460
4.38%, 11/15/39 .................. 82 124,006
1.13%, 05/15/40 - 08/15/40 ........... 180 170,649
1.38%, 11/15/40 - 08/15/50 ........... 127 123,640
3.13%, 02/15/43 .................. 332 435,452
2.88%, 05/15/43 - 11/15/46 ........... 597 758,290
3.63%, 08/15/43 .................. 332 468,872
3.75%, 11/15/43 .................. 332 477,872
2.50%, 02/15/45 .................. 178 212,272
2.75%, 11/15/47 .................. 178 223,376
3.00%, 02/15/48 .................. 485 636,676
2.25%, 08/15/49
(n)
................. 1,285 1,470,572
2.38%, 11/15/49 .................. 873 1,025,536
1.63%, 11/15/50 .................. 214 213,197
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50
(n)
................. 1,312 1,562,568
U.S. Treasury Notes:
1.13%, 07/31/21 .................. 1,403 1,411,221
1.75%, 07/31/21 - 11/15/29 ........... 5,698 5,961,318
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.50%, 01/31/22 - 02/15/30 ........... USD 4,145 $ 4,293,615
2.13%, 12/31/22 - 05/15/25 ........... 1,937 2,059,156
0.50%, 03/15/23 - 05/31/27 ........... 498 500,009
0.25%, 04/15/23 - 10/31/25 ........... 1,963 1,961,603
2.75%, 05/31/23 .................. 623 662,035
1.38%, 01/31/25 .................. 41 42,845
2.00%, 02/15/25 .................. 782 837,259
0.38%, 04/30/25 - 11/30/25 ........... 460 461,562
1.63%, 11/30/26 - 08/15/29 ........... 442 472,316
2.25%, 08/15/27 .................. 798 884,845
2.88%, 08/15/28 .................. 188 218,381
3.13%, 11/15/28 .................. 188 222,589
2.63%, 02/15/29 .................. 63 72,322
2.38%, 05/15/29 .................. 63 71,200
Total U.S. Treasury Obligations — 5.4%
(Cost: $26,721,323) ............................... 28,258,657
Total Long-Term Investments — 102.7%
(Cost: $477,627,053) .............................. 538,153,252
Short-Term Securities — 6.3%
Borrowed Bond Agreements — 0.7%
(o)
Bank of America Securities, Inc.,
(0.09)%, 01/04/21 (Purchased on 12/31/20
to be repurchased at USD 222,163,
collateralized by U.S. Treasury Notes,
0.88%, due at 11/15/30, par and fair value of
USD 223,000 and $222,268, respectively) . 222 222,164
Bank of America Securities, Inc.,
0.03%, 01/04/21 (Purchased on 12/31/20
to be repurchased at USD 728,283,
collateralized by U.S. Treasury Notes,
0.63%, due at 08/15/30, par and fair value of
USD 746,000 and $727,350, respectively) . 728 728,282
Bank of America Securities, Inc.,
0.03%, 01/04/21 (Purchased on 12/31/20
to be repurchased at USD 712 , 15 6,
collateralized by U.S. Treasury Bonds,
1.25%, due at 05/15/50, par and fair value of
USD 788,000 and $714,864, respectively) . 712 712,155
Bank of America Securities, Inc.,
0.06%, 01/04/21 (Purchased on 12/31/20
to be repurchased at USD 217, 455 ,
collateralized by U.S. Treasury Notes,
0.25%, due at 06/30/25, par and fair value of
USD 218,000 and $217,447, respectively) . 217 217,455
Bank of America Securities, Inc.,
0.06%, 01/04/21 (Purchased on 12/31/20
to be repurchased at USD 1, 924 , 701 ,
collateralized by U.S. Treasury Notes,
0.63%, due at 05/15/30, par and fair
value of USD 1,969,000 and $1,925,005,
respectively) ..................... 1,925 1,924,698
Bank of America Securities, Inc.,
0.06%, 01/04/21 (Purchased on 12/31/20
to be repurchased at USD 87 , 000 ,
collateralized by U.S. Treasury Bonds,
2.00%, due at 02/15/50, par and fair value of
USD 80,000 and $86,887, respectively) ... 87 87,000
Total Borrowed Bond Agreements — 0.7%
(Cost: $3,891,754) ............................... 3,891,754

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Money Market Funds — 5.6%
(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 21,088,016 $ 21,088,016
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 2,376 2,376
SL Liquidity Series, LLC, Money Market Series,
0.17%
(q)*
........................ 8,017,508 8,019,914
Total Money Market Funds — 5.6%
(Cost: $29,110,306) ............................... 29,110,306
Total Short-Term Securities — 6.3%
(Cost: $33,002,060) ............................... 33,002,060
Total Options Purchased — 0.0%
(Cost: $337,404) ................................. 394,607
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 109.0%
(Cost: $510,966,517 ) .............................. 571,549,919
Total Options Written — (0.0)%
(Premium Received — $91,615) ...................... (92,259)
Par (000)
Pa r (000)
Borrowed Bonds — (0.7)%
U.S. Treasury Obligations — (0.7)%
U.S. Treasury Bonds:
1.25% ,  05/15/50 .................. USD 788 (714,864)
2.00% ,  02/15/50 .................. 80 (86,887)
U.S. Treasury Notes:
0.25% ,  06/30/25 .................. 218 (217,447)
0.63% ,  05/15/30 - 08/15/30 ........... 2,715 (2,652,355)
0.88% ,  11/15/30 .................. 223 (222,268)
(3,893,821)
Total U.S. Treasury Obligations — (0.7)%
(Proceeds: $4,010,744) ............................
(3,893,821)
Total Borrowed Bonds — (0.7)%
(Proceeds: $4,010,744) ............................
(3,893,821)
TBA Sale Commitments — (9.4)%
(m)
Mortgage-Backed Securities — (9.4)%
Government National Mortgage Association:
2.00% ,  01/15/51 .................. 185 (193,462)
3.00% ,  01/15/51 .................. 75 (78,428)
3.50% ,  01/15/51 .................. 692 (733,412)
4.00% ,  01/15/51 .................. 13 (13,860)
4.50% ,  01/15/51 .................. 7 (7,496)
Uniform Mortgage-Backed Securities:
2.50% ,  01/25/36 - 03/25/51 ........... 27,959 (29,419,420)
3.50% ,  01/25/36 - 01/25/51 ........... 1,086 (1,148,225)
4.00% ,  01/25/36 - 01/25/51 ........... 2,583 (2,756,662)
1.50% ,  01/25/51 - 02/25/51 ........... 2,730 (2,757,735)
2.00% ,  01/25/51 .................. 3,120 (3,241,413)
3.00% ,  01/25/51 .................. 5,653 (5,923,012)
4.50% ,  01/25/51 .................. 2,851 (3,089,771)
Total TBA Sale Commitments — (9.4)%
(Proceeds: $49,124,594) ........................... (49,362,896)
Investments Sold Short — (0.0)%
U.S. Treasury Obligations — (0.0)%
U.S. Treasury Notes:
0.38%, 12/31/25 .................. 52 (52,041)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.88%, 11/15/30 .................. USD 53 $ (52,826)
Total U.S. Treasury Obligations — (0.0)%
(Proceeds: $104,869) .............................
(104,867)
Total Investments Sold Short — (0.0)%
(Proceeds: $104,869) ............................. (104,867)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 98.9%
(Cost: $457,634,695 ) .............................. 518,096,076
Other Assets Less Liabilities — 1.1% .................... 5,674,809
Net Assets — 100.0% ............................... $ 523,770,885

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
All or a portion of this security is on loan.
(f)
Non-income producing security.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Amount is less than 500.
(k)
Zero-coupon bond.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(o)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 7,564,319 $ 13,523,697 $ — $ — $ — $ 21,088,016 21,088,016 $ 43,644 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 15,398,268 — (7,368,503) (9,479) (372) 8,019,914 8,017,508 55,782
(b)
—
BlackRock Allocation Target
Shares- BATS Series A .... 3,137,512 10,418,003 — — 56,249 13,611,764 1,362,539 253,507 2,380
iShares iBoxx $ High Yield
Corporate Bond ETF ..... — 2,282,276 (927,596) 43,836 54,156 1,452,672 16,640 23,387 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
.... — 1,774,365 (1,842,183) 67,818 — — — 6,101 —
$ 102,175 $ 110,033 $ 44,172,366 $ 382,421 $ 2,380
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund Futures Put Options, Strike Price EUR 175.00 .............................. 31 02/19/21 $ 10 $ (6,528)
S&P 500 E-Mini Index ...................................................... 118 03/19/21 22,118 499,564
U.S. Treasury 10 Year Note ................................................... 164 03/22/21 22,645 9,842
U.S. Treasury Long Bond .................................................... 25 03/22/21 4,330 (11,355)
U.S. Treasury Ultra Bond .................................................... 35 03/22/21 7,475 (27,451)
U.S. Treasury 2 Year Note .................................................... 64 03/31/21 14,143 9,094
U.S. Treasury 5 Year Note .................................................... 107 03/31/21 13,500 31,821
504,987
Short Contracts
Euro-Bund .............................................................. 30 03/08/21 6,510 1,144
U.S. Treasury 10 Year Ultra Note ............................................... 48 03/22/21 7,505 18,701
19,845
$ 524,832
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 194,971 USD 37,000 BNP Paribas SA 01/05/21 $ 536
GBP 432,349 USD 591,000 Bank of America NA 01/05/21 238
MXN 3,839,900 USD 190,000 Citibank NA 01/05/21 2,965
MXN 419,370 USD 21,000 Goldman Sachs International 01/05/21 74
MXN 7,685,576 USD 380,000 HSBC Bank plc 01/05/21 6,220
USD 206,000 BRL 1,049,468 BNP Paribas SA 01/05/21 3,954
USD 37,000 BRL 190,328 Citibank NA 01/05/21 358
USD 591,000 ZAR 8,681,051 BNP Paribas SA 01/05/21 251
ZAR 2,845,820 USD 190,000 BNP Paribas SA 01/05/21 3,659
ZAR 5,907,309 USD 380,000 Deutsche Bank AG 01/05/21 21,994
ZAR 312,645 USD 21,000 JPMorgan Chase Bank NA 01/05/21 276
IDR 5,399,040,000 USD 380,000 Bank of America NA 01/06/21 4,784
IDR 2,993,080,000 USD 211,000 JPMorgan Chase Bank NA 01/06/21 2,314
INR 28,215,000 USD 380,000 Bank of America NA 01/06/21 6,134
INR 14,003,950 USD 190,000 JPMorgan Chase Bank NA 01/06/21 1,650
INR 1,548,490 USD 21,000 UBS AG 01/06/21 192
KRW 30,448,352 USD 27,878 Bank of America NA 01/07/21 140
KRW 133,317,072 USD 122,122 Citibank NA 01/07/21 550
RUB 29,184,722 USD 380,000 Citibank NA 01/12/21 14,342
AUD 210,000 USD 154,414 Barclays Bank plc 01/13/21 7,504
AUD 104,000 USD 76,584 JPMorgan Chase Bank NA 01/13/21 3,604
CLP 34,109,000 USD 46,000 Citibank NA 01/13/21 2,000
COP 236,327,000 USD 65,000 Citibank NA 01/13/21 4,193
INR 6,915,601 USD 93,000 Deutsche Bank AG 01/13/21 1,611
JPY 3,431,006 USD 33,000 Bank of America NA 01/13/21 232
JPY 15,364,404 USD 148,000 Morgan Stanley & Co. International plc 01/13/21 816
KRW 62,428,800 USD 56,000 Barclays Bank plc 01/13/21 1,384
MXN 4,052,346 USD 202,000 Bank of America NA 01/13/21 1,442
MXN 2,720,275 USD 136,000 Citibank NA 01/13/21 566
MXN 794,928 USD 39,000 Morgan Stanley & Co. International plc 01/13/21 908
NOK 406,343 USD 46,000 JPMorgan Chase Bank NA 01/13/21 1,392
NOK 325,176 USD 37,000 UBS AG 01/13/21 925
RUB 6,942,264 USD 93,000 BNP Paribas SA 01/13/21 789
RUB 1,443,781 USD 19,000 Citibank NA 01/13/21 505
USD 20,000 MXN 398,112 Bank of America NA 01/13/21 14
USD 94,000 RUB 6,903,830 Bank of America NA 01/13/21 730
ZAR 704,835 USD 47,000 HSBC Bank plc 01/13/21 898

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CNY 1,216,904 USD 186,000 JPMorgan Chase Bank NA 01/19/21 $ 958
USD 186,000 TWD 5,182,798 JPMorgan Chase Bank NA 01/19/21 1,184
KZT 5,525,751 USD 12,590 Citibank NA 01/20/21 510
MXN 11,813,795 USD 591,000 Citibank NA 02/02/21 739
USD 95,000 BRL 490,580 Citibank NA 02/02/21 585
USD 591,000 EUR 482,695 Bank of America NA 02/02/21 904
USD 591,000 JPY 60,997,228 Bank of America NA 02/02/21 47
USD 591,000 SEK 4,852,040 Bank of America NA 02/02/21 1,063
COP 288,600,000 USD 75,000 Citibank NA 02/17/21 9,457
KRW 163,363,500 USD 150,000 Barclays Bank plc 02/17/21 154
COP 298,568,541 USD 85,973 JPMorgan Chase Bank NA 02/24/21 1,376
IDR 153,971,069 USD 10,838 BNP Paribas SA 02/24/21 190
IDR 129,233,613 USD 9,075 Citibank NA 02/24/21 181
IDR 349,148,020 USD 24,426 Deutsche Bank AG 02/24/21 580
IDR 66,360,874 USD 4,671 Goldman Sachs International 02/24/21 82
IDR 71,867,840 USD 5,055 UBS AG 02/24/21 92
RUB 6,446,160 USD 84,000 BNP Paribas SA 02/24/21 2,605
MXN 6,618,000 USD 327,887 Citibank NA 02/26/21 2,730
EUR 700,000 USD 851,682 Bank of America NA 03/17/21 4,858
EUR 400,000 USD 487,761 Barclays Bank plc 03/17/21 1,691
EUR 1,240,000 USD 1,509,104 BNP Paribas SA 03/17/21 8,197
EUR 240,000 USD 293,354 Goldman Sachs International 03/17/21 317
EUR 103,788 USD 126,000 JPMorgan Chase Bank NA 03/17/21 998
EUR 186,212 USD 225,501 Morgan Stanley & Co. International plc 03/17/21 2,353
GBP 458,603 EUR 505,219 BNP Paribas SA 03/17/21 9,219
GBP 514,635 EUR 565,073 Deutsche Bank AG 03/17/21 12,638
GBP 172,271 EUR 190,000 Goldman Sachs International 03/17/21 3,197
GBP 424,899 EUR 469,708 UBS AG 03/17/21 6,562
GBP 415,000 USD 555,122 Barclays Bank plc 03/17/21 12,644
GBP 420,000 USD 562,710 Deutsche Bank AG 03/17/21 11,897
GBP 160,000 USD 215,984 Goldman Sachs International 03/17/21 2,914
GBP 275,000 USD 365,399 HSBC Bank plc 03/17/21 10,832
GBP 170,000 USD 226,065 UBS AG 03/17/21 6,514
USD 491,116 EUR 400,000 Barclays Bank plc 03/17/21 1,664
USD 1,018,908 EUR 830,000 BNP Paribas SA 03/17/21 3,297
USD 245,500 EUR 200,000 Deutsche Bank AG 03/17/21 774
USD 490,637 EUR 400,000 Morgan Stanley & Co. International plc 03/17/21 1,185
225,332
BRL 236,245 USD 47,000 BNP Paribas SA 01/05/21 (1,517)
BRL 945,846 USD 187,000 Citibank NA 01/05/21 (4,903)
EUR 483,021 USD 591,000 Bank of America NA 01/05/21 (918)
JPY 61,017,795 USD 591,000 Bank of America NA 01/05/21 (57)
SEK 4,853,617 USD 591,000 Bank of America NA 01/05/21 (1,081)
USD 28,000 BRL 148,722 Deutsche Bank AG 01/05/21 (632)
USD 380,000 EUR 317,302 Bank of America NA 01/05/21 (7,632)
USD 21,000 EUR 17,248 BNP Paribas SA 01/05/21 (71)
USD 190,000 EUR 156,490 JPMorgan Chase Bank NA 01/05/21 (1,176)
USD 570,000 GBP 426,517 Deutsche Bank AG 01/05/21 (13,263)
USD 21,000 GBP 15,565 Morgan Stanley & Co. International plc 01/05/21 (285)
USD 190,000 JPY 19,736,402 Bank of America NA 01/05/21 (1,142)
USD 380,000 JPY 39,591,250 Citibank NA 01/05/21 (3,432)
USD 21,000 JPY 2,174,512 JPMorgan Chase Bank NA 01/05/21 (60)
USD 591,000 MXN 11,775,971 Citibank NA 01/05/21 (772)
USD 190,000 SEK 1,596,057 Bank of America NA 01/05/21 (3,988)
USD 380,000 SEK 3,245,938 JPMorgan Chase Bank NA 01/05/21 (14,518)
USD 21,000 SEK 175,644 Natwest Markets plc 01/05/21 (348)
USD 401,000 CLP 300,465,650 Citibank NA 01/06/21 (21,885)
USD 190,000 CLP 145,745,200 JPMorgan Chase Bank NA 01/06/21 (15,126)
USD 267,258 GBP 200,000 BNP Paribas SA 01/06/21 (6,245)
USD 150,000 KRW 163,356,000 Barclays Bank plc 01/07/21 (314)
RUB 14,039,100 USD 190,000 Bank of America NA 01/12/21 (305)
RUB 1,543,794 USD 21,000 UBS AG 01/12/21 (140)

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 1,464,904 USD 74,000 Citibank NA 01/13/21 $ (456)
PLN 269,938 USD 74,000 Bank of America NA 01/13/21 (1,734)
PLN 209,014 USD 56,000 Citibank NA 01/13/21 (44)
PLN 14,824 USD 4,000 Goldman Sachs International 01/13/21 (32)
USD 46,352 AUD 63,000 Bank of America NA 01/13/21 (2,223)
USD 76,898 AUD 104,000 BNP Paribas SA 01/13/21 (3,290)
USD 59,146 AUD 78,000 Morgan Stanley & Co. International plc 01/13/21 (995)
USD 92,000 CAD 119,532 Morgan Stanley & Co. International plc 01/13/21 (1,910)
USD 46,000 CLP 35,292,120 Deutsche Bank AG 01/13/21 (3,665)
USD 84,000 COP 290,001,000 Citibank NA 01/13/21 (908)
USD 74,000 COP 258,630,000 Deutsche Bank AG 01/13/21 (1,722)
USD 47,000 COP 162,855,000 HSBC Bank plc 01/13/21 (681)
USD 26,256 EUR 22,000 Deutsche Bank AG 01/13/21 (626)
USD 56,000 KRW 61,840,800 Bank of America NA 01/13/21 (842)
USD 56,000 KRW 62,440,000 JPMorgan Chase Bank NA 01/13/21 (1,394)
USD 124,500 MXN 2,496,835 Bank of America NA 01/13/21 (850)
USD 77,646 MXN 1,562,164 HSBC Bank plc 01/13/21 (780)
USD 49,000 MXN 979,780 Morgan Stanley & Co. International plc 01/13/21 (188)
USD 37,000 NOK 322,999 Bank of America NA 01/13/21 (671)
USD 108,000 PLN 404,540 BNP Paribas SA 01/13/21 (300)
USD 153,000 RUB 11,419,260 Bank of America NA 01/13/21 (1,273)
USD 37,000 RUB 2,809,543 BNP Paribas SA 01/13/21 (957)
USD 97,000 RUB 7,304,100 Citibank NA 01/13/21 (1,678)
USD 232,598 ZAR 3,550,808 Bank of America NA 01/13/21 (8,699)
BRL 1,050,065 USD 206,000 BNP Paribas SA 02/02/21 (3,909)
RUB 43,864,020 USD 591,000 JPMorgan Chase Bank NA 02/02/21 (180)
USD 591,000 GBP 432,253 Bank of America NA 02/02/21 (240)
ZAR 8,715,034 USD 591,000 BNP Paribas SA 02/02/21 (331)
INR 43,283,067 USD 591,000 Citibank NA 02/03/21 (110)
USD 28,000 TRY 224,700 Barclays Bank plc 02/16/21 (1,771)
USD 75,000 COP 288,600,000 Morgan Stanley & Co. International plc 02/17/21 (9,457)
USD 1,185,980 CNY 7,829,720 Morgan Stanley & Co. International plc 02/24/21 (14,095)
USD 144,835 COP 527,256,515 Deutsche Bank AG 02/24/21 (9,419)
USD 269,473 EUR 221,238 Citibank NA 02/24/21 (1,114)
USD 302,648 IDR 4,310,015,000 JPMorgan Chase Bank NA 02/24/21 (6,044)
USD 774,999 RUB 59,223,280 Citibank NA 02/24/21 (20,684)
USD 479,908 MXN 9,730,135 Barclays Bank plc 02/26/21 (6,183)
USD 152,074 MXN 3,076,000 Deutsche Bank AG 02/26/21 (1,595)
PEN 200,872 USD 56,000 Citibank NA 03/09/21 (498)
EUR 390,000 GBP 352,398 Barclays Bank plc 03/17/21 (4,905)
EUR 700,000 GBP 629,600 Barclays Bank plc 03/17/21 (4,821)
EUR 574,414 GBP 520,787 Deutsche Bank AG 03/17/21 (9,625)
EUR 52,822 GBP 47,762 Goldman Sachs International 03/17/21 (709)
EUR 283,375 GBP 258,637 JPMorgan Chase Bank NA 03/17/21 (7,098)
EUR 29,389 GBP 26,786 UBS AG 03/17/21 (685)
USD 3,199,825 CNY 21,029,252 Standard Chartered Bank 03/17/21 (18,762)
USD 633,388 EUR 520,000 Barclays Bank plc 03/17/21 (2,899)
USD 1,592,329 EUR 1,310,000 Goldman Sachs International 03/17/21 (10,626)
USD 796,020 GBP 590,000 Barclays Bank plc 03/17/21 (11,166)
USD 645,299 GBP 480,000 HSBC Bank plc 03/17/21 (11,395)
USD 493,055 GBP 370,000 Morgan Stanley & Co. International plc 03/17/21 (13,146)
USD 301,737 IDR 4,310,014,169 JPMorgan Chase Bank NA 03/31/21 (6,020)
(313,215)
$ (87,883)

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch BNP Paribas SA 06/28/21 USD 1.25 USD 1.25 EUR 120 $ 47,703
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 01/15/21 MXN 20.00 MXN 19.10 USD 70 584
USD Currency ............... One-Touch Bank of America NA 02/04/21 KRW 1,071.00 KRW 1,048.00 USD 12 2,430
USD Currency ............... One-Touch Citibank NA 04/23/21 TRY 7.35 TRY 7.35 USD 18 5,093
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 PLN 4.25 PLN 4.25 EUR 30 1,457
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 HUF 340.00 HUF 340.00 EUR 40 3,000
12,564
$ 60,267
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 233 06/11/21 USD 99.25 USD 58,250 $ 48,056
90-day Eurodollar September 2021 Futures .......... 255 09/10/21 USD 99.38 USD 63,750 39,844
90-day Eurodollar September 2021 Futures .......... 303 09/10/21 USD 99.63 USD 75,750 18,938
$ 106,838
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 01/05/21 KRW 1,110.00 USD 150 $ 17
USD Currency ........................... BNP Paribas SA 01/07/21 ZAR 15.30 USD 130 135
GBP Currency ........................... Goldman Sachs International 01/08/21 USD 1.40 GBP 1,050 669
USD Currency ........................... JPMorgan Chase Bank NA 01/11/21 KRW 1,095.00 USD 168 684
USD Currency ........................... JPMorgan Chase Bank NA 01/11/21 KRW 1,180.00 USD 184 1
EUR Currency ........................... UBS AG 01/12/21 CHF 1.10 EUR 1,180 315
USD Currency ........................... Citibank NA 01/26/21 RUB 78.50 USD 94 454
EUR Currency ........................... Citibank NA 01/29/21 USD 1.22 EUR 1,560 20,700
EUR Currency ........................... Citibank NA 02/10/21 USD 1.23 EUR 1,560 15,372
USD Currency ........................... Citibank NA 02/12/21 RUB 81.00 USD 59 277
USD Currency ........................... Morgan Stanley & Co. International plc 02/12/21 MXN 22.35 USD 139 267
USD Currency ........................... JPMorgan Chase Bank NA 03/18/21 ZAR 14.75 USD 68 2,198
USD Currency ........................... Morgan Stanley & Co. International plc 03/18/21 CLP 730.00 USD 194 2,673
43,762
Put
EUR Currency ........................... Citibank NA 01/07/21 GBP 0.90 EUR 2,330 16,243
USD Currency ........................... JPMorgan Chase Bank NA 01/11/21 KRW 1,140.00 USD 184 8,214
USD Currency ........................... Citibank NA 01/15/21 TRY 7.60 USD 65 1,734
USD Currency ........................... Deutsche Bank AG 01/15/21 MXN 20.00 USD 40 586
USD Currency ........................... Goldman Sachs International 01/21/21 BRL 5.10 USD 194 2,329
USD Currency ........................... Morgan Stanley & Co. International plc 01/25/21 COP 3,630.00 USD 130 8,151
USD Currency ........................... Citibank NA 01/26/21 RUB 72.00 USD 93 372
USD Currency ........................... Deutsche Bank AG 01/26/21 RUB 75.50 USD 186 4,616
USD Currency ........................... UBS AG 01/26/21 RUB 72.00 USD 93 372
EUR Currency ........................... Bank of America NA 02/05/21 RUB 89.00 EUR 154 1,522
USD Currency ........................... Morgan Stanley & Co. International plc 02/05/21 BRL 4.95 USD 140 1,005
USD Currency ........................... BNP Paribas SA 02/08/21 IDR 14,100.00 USD 186 3,548
USD Currency ........................... Deutsche Bank AG 02/08/21 TRY 7.85 USD 75 4,057
USD Currency ........................... JPMorgan Chase Bank NA 02/09/21 IDR 14,000.00 USD 186 2,717
USD Currency ........................... Morgan Stanley & Co. International plc 02/11/21 BRL 5.25 USD 462 15,437

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Bank of America NA 02/12/21 NOK 8.65 USD 75 $ 1,625
USD Currency ........................... Deutsche Bank AG 02/12/21 RUB 75.50 USD 278 7,832
USD Currency ........................... Goldman Sachs International 02/12/21 MXN 20.60 USD 462 19,002
USD Currency ........................... Morgan Stanley & Co. International plc 02/12/21 COP 3,760.00 USD 277 27,702
EUR Currency ........................... Citibank NA 02/17/21 GBP 0.87 EUR 2,360 7,308
USD Currency ........................... Citibank NA 02/19/21 RUB 76.00 USD 186 6,234
USD Currency ........................... Citibank NA 02/22/21 MXN 20.00 USD 279 6,239
USD Currency ........................... Morgan Stanley & Co. International plc 03/02/21 BRL 5.05 USD 1,988 35,829
USD Currency ........................... Citibank NA 04/22/21 TRY 7.75 USD 28 1,066
183,740
$ 227,502
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. BNP Paribas SA 01/07/21 ZAR 15.80 USD 186 $ (36)
USD Currency ............................. JPMorgan Chase Bank NA 01/11/21 KRW 1,160.00 USD 184 (3)
EUR Currency ............................. UBS AG 01/12/21 CHF 1.14 EUR 1,180 (9)
USD Currency ............................. Goldman Sachs International 01/21/21 BRL 5.25 USD 96 (1,605)
USD Currency ............................. Bank of America NA 01/22/21 TRY 7.75 USD 29 (240)
USD Currency ............................. Morgan Stanley & Co. International plc 01/25/21 COP 3,800.00 USD 130 (60)
USD Currency ............................. Deutsche Bank AG 01/26/21 RUB 78.50 USD 186 (898)
EUR Currency ............................. HSBC Bank plc 01/29/21 USD 1.22 EUR 1,560 (20,700)
EUR Currency ............................. Bank of America NA 02/05/21 RUB 92.00 EUR 108 (2,096)
USD Currency ............................. Deutsche Bank AG 02/12/21 RUB 81.00 USD 59 (277)
USD Currency ............................. Bank of America NA 02/12/21 NOK 9.00 USD 75 (342)
USD Currency ............................. Goldman Sachs International 02/12/21 MXN 22.35 USD 139 (267)
USD Currency ............................. Citibank NA 02/19/21 RUB 80.00 USD 130 (870)
USD Currency ............................. Citibank NA 02/22/21 MXN 21.00 USD 186 (1,628)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/21 ZAR 15.50 USD 68 (1,038)
USD Currency ............................. Morgan Stanley & Co. International plc 03/18/21 CLP 780.00 USD 194 (730)
–
(30,799)
–
Put
USD Currency ............................. Deutsche Bank AG 01/15/21 MXN 19.50 USD 35 (133)
USD Currency ............................. Citibank NA 01/15/21 TRY 7.30 USD 74 (448)
USD Currency ............................. Goldman Sachs International 01/21/21 BRL 4.90 USD 290 (749)
USD Currency ............................. Deutsche Bank AG 01/26/21 RUB 72.00 USD 186 (744)
USD Currency ............................. Deutsche Bank AG 02/08/21 TRY 7.55 USD 93 (2,378)
USD Currency ............................. Morgan Stanley & Co. International plc 02/11/21 BRL 4.95 USD 601 (5,018)
USD Currency ............................. Deutsche Bank AG 02/12/21 RUB 72.50 USD 361 (3,057)
USD Currency ............................. Morgan Stanley & Co. International plc 02/12/21 COP 3,600.00 USD 361 (20,409)
USD Currency ............................. Goldman Sachs International 02/12/21 MXN 19.50 USD 601 (5,533)
USD Currency ............................. Citibank NA 02/19/21 RUB 72.00 USD 233 (1,724)
USD Currency ............................. Morgan Stanley & Co. International plc 03/02/21 BRL 4.90 USD 1,988 (17,634)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/21 ZAR 14.00 USD 68 (519)
USD Currency ............................. Morgan Stanley & Co. International plc 03/18/21 CLP 700.00 USD 194 (3,114)
–
(61,460)
–
$ (92,259)

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 4,105 $ 1,456 $ — $ 1,456
3 month BA Semi-Annual 0.76% Semi-Annual 10/07/22
(a)
10/07/23 CAD 9,860 1,878 (205) 2,083
3 month BA Semi-Annual 0.75% Semi-Annual 10/24/22
(a)
10/24/23 CAD 7,042 119 — 119
3 month BA Semi-Annual 0.80% Semi-Annual 10/24/22
(a)
10/24/23 CAD 1,166 479 — 479
3 month BA Semi-Annual 0.74% Semi-Annual 10/26/22
(a)
10/26/23 CAD 5,295 (403) — (403)
3 month BA Semi-Annual 0.83% Semi-Annual 11/09/22
(a)
11/09/23 CAD 5,040 2,747 — 2,747
3 month BA Semi-Annual 0.85% Semi-Annual 12/01/22
(a)
12/01/23 CAD 5,855 3,018 — 3,018
0.80% Semi-Annual 3 month BA Semi-Annual 12/12/22
(a)
12/12/23 CAD 6,093 (185) — (185)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 3,217 12,017 — 12,017
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 2,768 10,553 — 10,553
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 1,973 7,371 — 7,371
28 day MXIBTIIE Monthly 5.04% Monthly N/A 11/12/25 MXN 8,675 6,670 — 6,670
$ 45,720 $ (205) $ 45,925
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 665 $ 5,410 $ — $ 5,410
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 665 4,980 — 4,980
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 480 5,251 — 5,251
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 740 7,980 — 7,980
0.68% At Termination 1 month HICPXT At Termination 10/15/25 EUR 490 4,905 — 4,905
UK Retail Price Index All
Items Monthly At Termination 3.50% At Termination 10/15/25 GBP 550 7,430 — 7,430
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 10/15/25 GBP 1,080 15,650 — 15,650
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 485 8,810 — 8,810
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 720 12,916 — 12,916
1.01% At Termination 1 month HICPXT At Termination 12/15/25 EUR 275 33 — 33
1.02% At Termination 1 month HICPXT At Termination 12/15/25 EUR 128 (131) — (131)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 413 (553) — (553)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 413 (518) — (518)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 665 (8,032) — (8,032)
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 665 (6,618) — (6,618)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 740 (13,486) — (13,486)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 480 (8,648) — (8,648)
1 month HICPXT At Termination 0.93% At Termination 10/15/30 EUR 490 (8,171) — (8,171)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 485 (14,751) — (14,751)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 720 (21,651) — (21,651)
1 month HICPXT At Termination 1.13% At Termination 12/15/30 EUR 275 (257) — (257)
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 413 80 — 80
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 413 411 — 411
1 month HICPXT At Termination 1.15% At Termination 12/15/30 EUR 128 333 — 333
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 200 1,519 — 1,519
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 12/15/40 GBP 15 277 — 277

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 200 $ 6,584 $ — $ 6,584
$ (247) $ — $ (247)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/25 USD 150 $ 3,017 $ 8,541 $ (5,524)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 40 805 2,099 (1,294)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 132 2,648 8,005 (5,357)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 35 704 1,883 (1,179)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 30 603 1,614 (1,011)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 20 (120) 346 (466)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 20 (120) 327 (447)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 427 (2,561) 7,880 (10,441)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 80 (480) 1,418 (1,898)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 35 (210) 765 (975)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 20 (120) 353 (473)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10 (60) 168 (228)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 30 (479) 67 (546)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 205 (3,270) 196 (3,466)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 30 (479) 53 (532)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 45 (718) 86 (804)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 84 4,049 7,545 (3,496)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 224 10,838 20,488 (9,650)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 35 1,718 3,247 (1,529)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 294 14,217 26,874 (12,657)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 105 5,081 9,371 (4,290)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 87 (576) 605 (1,181)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 105 (692) 769 (1,461)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 80 (528) 734 (1,262)
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 37 (247) 238 (485)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 30 (285) 487 (772)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 348 (3,308) 6,123 (9,431)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 40 (380) 592 (972)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 35 (333) 576 (909)
CMBX.NA.9.AAA- ......... 0.50 Monthly Credit Suisse International 09/17/58 USD 60 (806) 736 (1,542)
CMBX.NA.9.AAA- ......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 50 (672) 622 (1,294)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 50 (672) 613 (1,285)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 40 (537) 491 (1,028)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 110 (1,478) 1,453 (2,931)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 237 109 128
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 91 (490) (69) (421)
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 41 (221) (7) (214)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 20 5,332 1,810 3,522
$ – $ – $ –
$ 29,407 $ 117,208 $ (87,801)
$ – $ – $ –

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
i
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (7) $ 7
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (15) 15
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 7 (829) (794) (35)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 5 (615) (404) (211)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 NR USD 20 (5,331) (1,495) (3,836)
$ (6,775) $ (2,715) $ (4,060)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/16/21 USD 550 $ (8,447) $ — $ (8,447)
28 day
MXIBTIIE Monthly 6.43% Monthly Bank of America NA 06/06/25 MXN 836 3,068 — 3,068
$ (5,379) $ — $ (5,379)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 03/20/21 USD 300 $ 1,847 $ (141) $ 1,988
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20%
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month LIBOR ....................................... London Interbank Offered Rate 0.24

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (205) $ 129,082 $ (83,404) $ —
OTC Swaps ..................................................... 117,284 (2,932) 8,728 (103,980) —
Options Written ................................................... N/A N/A 21,924 (22,568) (92,259)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 499,564 $ — $ 70,602 $ — $ 570,166
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 225,332 — — 225,332
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 287,769 106,838 — 394,607
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 46,513 82,569 129,082
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 120,956 — — 5,056 — 126,012
$ — $ 120,956 $ 499,564 $ 513,101 $ 229,009 $ 82,569 $ 1,445,199
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 45,334 — 45,334
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 313,215 — — 313,215
Options written
Options written at value ..................... — — — 92,259 — — 92,259
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 588 82,816 83,404
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 98,324 — — 8,588 — 106,912
$ — $ 98,324 $ — $ 405,474 $ 54,510 $ 82,816 $ 641,124
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 3,556,117 $ — $ (728,863) $ — $ 2,827,254
Forward foreign currency exchange contracts .... — — — (200,867) — — (200,867)
Options purchased
(a)
.................... — — — (276,153) (186,304) — (462,457)
Options written ........................ — — 9,824 135,588 16,047 — 161,459
Swaps .............................. — 121,580 — — 180,158 157,454 459,192
$ — $ 121,580 $ 3,565,941 $ (341,432) $ (718,962) $ 157,454 $ 2,784,581

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 440,768 — (2,481) — 438,287
Forward foreign currency exchange contracts .... — — — (179,339) — — (179,339)
Options purchased
(b)
.................... — — — 71,632 23,361 — 94,993
Options written ........................ — — — 2,753 (49,783) — (47,030)
Swaps .............................. — (23,626) — — 38,875 (247) 15,002
$ — $ (23,626) $ 440,768 $ (104,954) $ 9,972 $ (247) $ 321,913
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 63,017,534
Average notional value of contracts — short ................................................................................. 10,337,316
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 14,440,957
Average amounts sold — in USD ........................................................................................ 8,314,368
Options:
Average value of option contracts purchased ................................................................................ 149,477
Average value of option contracts written ................................................................................... 53,254
Average notional value of swaption contracts purchased ......................................................................... 531,750
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps:
Average notional value — buy protection ................................................................................... 2,543,800
Average notional value — sell protection ................................................................................... 189,383
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 16,297,928
Average notional value — receives fixed rate ................................................................................ 30,823,603
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 5,625,362
Average notional value — receives fixed rate ................................................................................ 6,324,497
Total return swaps:
Average notional value ............................................................................................... 75,000
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 193,739 $ 10,255
Forward foreign currency exchange contracts ................................................................. 225,332 313,215
Options
(a)
......................................................................................... 394,607 92,259
Swaps — Centrally cleared ............................................................................. — 1,579
Swaps — OTC
(b)
.................................................................................... 126,012 106,912
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 939,690 $ 524,220
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(300,577) (11,834)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 639,113 $ 512,386
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

2020
BlackRock Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(continued)
December 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 31,356 $ (31,356) $ — $ — $ —
Barclays Bank plc ................................ 57,046 (57,046) — — —
BNP Paribas SA ................................. 88,540 (16,656) — — 71,884
Citibank NA .................................... 129,207 (76,624) — — 52,583
Credit Suisse International .......................... 743 (743) — — —
Deutsche Bank AG ............................... 67,207 (59,315) — — 7,892
Goldman Sachs International ........................ 38,327 (25,905) — — 12,422
HSBC Bank plc .................................. 17,950 (17,950) — — —
JPMorgan Chase Bank NA .......................... 27,652 (27,652) — — —
JPMorgan Securities LLC ........................... 5,332 (615) — — 4,717
Morgan Stanley & Co. International plc .................. 160,781 (122,021) — — 38,760
UBS AG ...................................... 14,972 (834) — — 14,138
$ 639,113 $ (436,717) $ — $ — $ 202,396
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 38,237 $ (31,356) $ — $ — $ 6,881
Barclays Bank plc ................................ 58,653 (57,046) — — 1,607
BNP Paribas SA ................................. 16,656 (16,656) — — —
Citibank NA .................................... 76,624 (76,624) — — —
Credit Suisse International .......................... 6,880 (743) — — 6,137
Deutsche Bank AG ............................... 59,315 (59,315) — — —
Goldman Sachs International ........................ 25,905 (25,905) — — —
HSBC Bank plc .................................. 33,556 (17,950) — — 15,606
JPMorgan Chase Bank NA .......................... 53,980 (27,652) — — 26,328
JPMorgan Securities LLC ........................... 615 (615) — — —
Morgan Stanley & Co. International plc .................. 122,021 (122,021) — — —
Natwest Markets plc .............................. 348 — — — 348
Standard Chartered Bank ........................... 18,762 — — — 18,762
UBS AG ...................................... 834 (834) — — —
$ 512,386 $ (436,717) $ — $ — $ 75,669
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 12,254,394 $ 919,744 $ 13,174,138
Common Stocks ......................................... 308,301,491 — — 308,301,491
Corporate Bonds ........................................ — 68,178,571 — 68,178,571
Floating Rate Loan Interests ................................. — — 9,490 9,490
Foreign Agency Obligations ................................. — 680,824 — 680,824
Foreign Government Obligations .............................. — 12,809,837 — 12,809,837
Investment Companies .................................... 15,064,436 — — 15,064,436
Municipal Bonds ......................................... — 1,197,896 — 1,197,896
Non-Agency Mortgage-Backed Securities ........................ — 6,297,861 15,555 6,313,416
Capital Trusts ........................................... — 610,342 — 610,342
Rights ................................................ 5,024 — — 5,024
U.S. Government Sponsored Agency Securities .................... — 83,549,130 — 83,549,130
U.S. Treasury Obligations ................................... — 28,258,657 — 28,258,657
Short-Term Securities:
Borrowed Bond Agreements ................................. — 3,891,754 — 3,891,754
Money Market Funds ...................................... 21,090,392 — — 21,090,392
Options Purchased:
Foreign currency exchange contracts ........................... — 287,769 — 287,769
Interest rate contracts ...................................... 106,838 — — 106,838
Liabilities:
Investments:
Borrowed Bonds ......................................... — (3,893,821) — (3,893,821)
TBA Sale Commitments .................................... — (49,362,896) — (49,362,896)
Investments Sold Short .................................... — (104,867) — (104,867)
Subtotal ....................................................
$ 344,568,181 $ 164,655,451 $ 944,789 $ 510,168,421
Investments valued at NAV
(a)
...................................... 8,019,914
$ —
Total Investments .............................................. $ 518,188,335
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 3,672 $ — $ 3,672
Equity contracts ........................................... 499,564 — — 499,564
Foreign currency exchange contracts ............................ — 225,332 — 225,332
Interest rate contracts ....................................... 70,602 51,569 — 122,171
Other contracts ........................................... — 82,569 — 82,569
Liabilities:
Credit contracts ........................................... — (95,533) — (95,533)
Foreign currency exchange contracts ............................ — (405,474) — (405,474)
Interest rate contracts ....................................... (45,334) (9,035) — (54,369)
Other contracts ........................................... — (82,816) — (82,816)
$ 524,832 $ (229,716) $ — $ 295,116
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2020
BlackRock Annual Report To Shareholders
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 99.3%
Automobiles — 0.4%
Ferrari NV ....................... 3,693 $ 847,617
Capital Markets — 2.7%
S&P Global, Inc. ................... 20,243 6,654,482
Chemicals — 2.2%
International Flavors & Fragrances, Inc. .... 9,078 988,050
Linde plc ........................ 3,939 1,037,966
Sherwin-Williams Co. (The) ............ 4,777 3,510,665
5,536,681
Containers & Packaging — 0.8%
Ball Corp. ........................ 20,085 1,871,520
Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.
(a)
........... 19,422 2,565,452
Entertainment — 3.1%
Netflix, Inc.
(a)
...................... 14,324 7,745,417
Equity Real Estate Investment Trusts (REITs) — 1.7%
Prologis, Inc. ...................... 6,038 601,747
SBA Communications Corp. ........... 12,746 3,596,029
4,197,776
Health Care Equipment & Supplies — 2.7%
(a)
Boston Scientific Corp. ............... 107,723 3,872,642
Intuitive Surgical, Inc. ................ 3,385 2,769,268
6,641,910
Health Care Providers & Services — 3.6%
Humana, Inc. ..................... 8,530 3,499,603
UnitedHealth Group, Inc. .............. 15,340 5,379,431
8,879,034
Hotels, Restaurants & Leisure — 0.4%
Domino's Pizza, Inc. ................. 2,252 863,552
Industrial Conglomerates — 1.3%
Roper Technologies, Inc. .............. 7,367 3,175,840
Interactive Media & Services — 9.2%
(a)
Alphabet, Inc., Class A ............... 5,117 8,968,259
Facebook, Inc., Class A .............. 28,638 7,822,756
Snap, Inc., Class A .................. 120,495 6,033,185
22,824,200
Internet & Direct Marketing Retail — 13.6%
(a)
Alibaba Group Holding Ltd., ADR ........ 15,190 3,535,169
Amazon.com, Inc. .................. 7,124 23,202,369
MercadoLibre , Inc. .................. 4,056 6,794,692
33,532,230
IT Services — 13.3%
Fidelity National Information Services, Inc. .. 18,692 2,644,170
Mastercard , Inc., Class A .............. 26,998 9,636,666
PayPal Holdings, Inc.
(a)
............... 17,581 4,117,470
Shopify, Inc., Class A
(a)
............... 2,302 2,605,749
Snowflake, Inc., Class A
(a)
............. 1,110 312,354
Visa, Inc., Class A
(b)
................. 51,126 11,182,790
Security
Shares
Shares Value
IT Services (continued)
Wix.com Ltd.
(a)(b)
................... 9,780 $ 2,444,609
32,943,808
Life Sciences Tools & Services — 0.7%
Lonza Group AG (Registered) .......... 2,729 1,757,931
Pharmaceuticals — 2.4%
AstraZeneca plc, ADR
(b)
.............. 42,655 2,132,323
Zoetis, Inc. ....................... 22,873 3,785,482
5,917,805
Professional Services — 3.3%
CoStar Group, Inc.
(a)
................. 6,158 5,691,716
TransUnion ....................... 25,712 2,551,145
8,242,861
Semiconductors & Semiconductor Equipment — 7.2%
Analog Devices, Inc. ................. 31,633 4,673,143
ASML Holding NV (Registered), NYRS .... 13,973 6,814,912
Marvell Technology Group Ltd. .......... 78,464 3,730,178
NVIDIA Corp. ..................... 4,855 2,535,281
17,753,514
Software — 20.9%
Adobe, Inc.
(a)
...................... 12,833 6,418,040
Autodesk, Inc.
(a)
.................... 12,996 3,968,199
Coupa Software, Inc.
(a)
............... 4,413 1,495,610
Intuit, Inc. ........................ 15,526 5,897,551
Microsoft Corp. .................... 84,567 18,809,392
Palantir Technologies, Inc., Series I (Acquired
02/11/14, cost $1,152,906)
(a)(c)
........ 150,461 3,456,736
RingCentral, Inc., Class A
(a)
............ 9,911 3,755,972
ServiceNow , Inc.
(a)
.................. 14,326 7,885,460
51,686,960
Specialty Retail — 2.4%
Lowe's Cos., Inc. ................... 19,148 3,073,445
TJX Cos., Inc. (The) ................. 42,350 2,892,082
5,965,527
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ....................... 67,272 8,926,322
Textiles, Apparel & Luxury Goods — 2.8%
LVMH Moet Hennessy Louis Vuitton SE .... 3,173 1,986,302
NIKE, Inc., Class B ................. 34,940 4,942,962
6,929,264
Total Common Stocks — 99.3%
(Cost: $129,284,267) ............................. 245,459,703
Preferred Stocks — 0.4%
Media — 0.4%
Bytedance Ltd. Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(a)(c)(d)
.............. 10,632 1,164,948
Total Preferred Stocks — 0.4%
(Cost: $1,164,993) .............................. 1,164,948
Total Long-Term Investments — 99.7%
(Cost: $130,449,260) ............................. 246,624,651

BlackRock Capital Appreciation Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Short-Term Securities — 2.5%
(e)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 1,153,780 $ 1,153,780
SL Liquidity Series, LLC, Money Market Series,
0.17%
(f)
....................... 4,995,251 4,996,750
Total Short-Term Securities — 2.5%
(Cost: $6,150,530) .............................. 6,150,530
Total Investments — 102.2%
(Cost: $136,599,790 ) ............................. 252,775,181
Liabilities in Excess of Other Assets — (2.2)% ............ (5,535,328)
Net Assets — 100.0% .............................. $ 247,239,853
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,621,684, representing 1.87% of its net assets as of period end, and an original cost of $1,152,906.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 232,078 $ 921,702 $ — $ — $ — $ 1,153,780 1,153,780 $ 3,255 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,711,112 282,650 — 3,008 (20) 4,996,750 4,995,251 16,808
(b)
—
$ 3,008 $ (20) $ 6,150,530 $ 20,063 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report To Shareholders
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles .......................................... $ 847,617 $ — $ — $ 847,617
Capital Markets ........................................ 6,654,482 — — 6,654,482
Chemicals ............................................ 5,536,681 — — 5,536,681
Containers & Packaging .................................. 1,871,520 — — 1,871,520
Electronic Equipment, Instruments & Components ................. 2,565,452 — — 2,565,452
Entertainment ......................................... 7,745,417 — — 7,745,417
Equity Real Estate Investment Trusts (REITs) .................... 4,197,776 — — 4,197,776
Health Care Equipment & Supplies ........................... 6,641,910 — — 6,641,910
Health Care Providers & Services ............................ 8,879,034 — — 8,879,034
Hotels, Restaurants & Leisure .............................. 863,552 — — 863,552
Industrial Conglomerates .................................. 3,175,840 — — 3,175,840
Interactive Media & Services ............................... 22,824,200 — — 22,824,200
Internet & Direct Marketing Retail ............................ 33,532,230 — — 33,532,230
IT Services ........................................... 32,943,808 — — 32,943,808
Life Sciences Tools & Services .............................. — 1,757,931 — 1,757,931
Pharmaceuticals ....................................... 5,917,805 — — 5,917,805
Professional Services .................................... 8,242,861 — — 8,242,861
Semiconductors & Semiconductor Equipment .................... 17,753,514 — — 17,753,514
Software ............................................. 48,230,224 3,456,736 — 51,686,960
Specialty Retail ........................................ 5,965,527 — — 5,965,527
Technology Hardware, Storage & Peripherals .................... 8,926,322 — — 8,926,322
Textiles, Apparel & Luxury Goods ............................ 4,942,962 1,986,302 — 6,929,264
Preferred Stocks ......................................... — — 1,164,948 1,164,948
Short-Term Securities ....................................... 1,153,780 — — 1,153,780
Subtotal ....................................................
$ 239,412,514 $ 7,200,969 $ 1,164,948 $ 247,778,431
Investments valued at NAV
(a)
...................................... 4,996,750
$ —
Total Investments .............................................. $ 252,775,181
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2020
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 0.5%
Ireland — 0.0%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(a)
..... EUR 100 $ 121,073
United States — 0.5%
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 2.03%,
10/15/32 ............... USD 250 250,854
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.53%,
10/15/32 ............... 250 248,402
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(b)
................ 100 101,525
SLM Private Credit Student Loan
Trust
(a)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.55%,
06/15/39 ............... 64 61,302
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.51%,
06/15/39 ............... 58 56,153
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.46%,
12/16/41 ............... 68 66,323
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.91%,
10/15/41
(a)(b)
............... 168 183,162
967,721
Total Asset-Backed Securities — 0.5%
(Cost: $1,066,386) .............................. 1,088,794
Shares
Shares
Common Stocks — 66.8%
Argentina — 0.0%
(c)
Globant SA .................. 266 57,884
MercadoLibre , Inc. ............. 6 10,052
67,936
Australia — 0.2%
BHP Group Ltd. ............... 285 9,312
BHP Group plc ............... 2,781 73,431
Brambles Ltd. ................ 986 8,087
Coles Group Ltd. .............. 86 1,201
Fortescue Metals Group Ltd. ...... 205 3,703
Goodman Group .............. 140 2,046
Newcrest Mining Ltd. ........... 3,617 72,187
Quintis HoldCo Pty. Ltd. (Acquired
10/22/18, cost $115,835)
(c)(d)(e)
... 218,994 140,132
Rio Tinto plc ................. 908 68,348
Wesfarmers Ltd. .............. 214 8,318
386,765
Brazil — 0.0%
B3 SA - Brasil Bolsa Balcao ....... 629 7,531
Banco do Brasil SA
(c)
........... 359 2,699
Centrais Eletricas Brasileiras SA .... 158 1,125
Engie Brasil Energia SA ......... 1,238 10,516
Petroleo Brasileiro SA, ADR
(f)
...... 923 10,365
Security
Shares
Shares Value
Brazil (continued)
Vale SA, ADR
(f)
............... 3,038 $ 50,917
83,153
Canada — 0.7%
Barrick Gold Corp. ............. 4,190 95,459
Enbridge, Inc. ................ 38,203 1,221,812
Fairfax Financial Holdings Ltd. ..... 2 682
George Weston Ltd. ............ 27 2,017
Loblaw Cos. Ltd. .............. 135 6,661
Manulife Financial Corp. ......... 126 2,242
National Bank of Canada ........ 52 2,927
Restaurant Brands International, Inc. 35 2,140
Royal Bank of Canada .......... 23 1,890
Shopify, Inc., Class A
(c)
.......... 2 2,258
TC Energy Corp. .............. 328 13,335
Thomson Reuters Corp. ......... 49 4,010
Wheaton Precious Metals Corp. .... 2,385 99,604
1,455,037
China — 2.5%
AAC Technologies Holdings, Inc. ... 5,500 30,486
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 5,650 65,109
Alibaba Group Holding Ltd.
(c)
...... 3,700 107,613
Alibaba Group Holding Ltd., ADR
(c)
.. 1,780 414,259
Amoy Diagnostics Co. Ltd., Class A . 2,600 31,266
Anhui Conch Cement Co. Ltd., Class H 500 3,134
Anhui Gujing Distillery Co. Ltd., Class B 100 1,393
ANTA Sports Products Ltd. ....... 9,000 142,804
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 1,099 50,591
Autobio Diagnostics Co. Ltd., Class A 1,683 37,551
Autohome , Inc., ADR ........... 20 1,992
Baidu, Inc., ADR
(c)
............. 33 7,136
Brilliance China Automotive Holdings
Ltd. ..................... 6,000 5,477
BYD Co. Ltd., Class A ........... 5,100 152,777
China CITIC Bank Corp. Ltd., Class H 4,000 1,699
China Construction Bank Corp., Class
H ...................... 3,000 2,263
China Feihe Ltd.
(b)
............. 2,000 4,693
China Galaxy Securities Co. Ltd., Class
H ...................... 3,500 2,196
China Merchants Bank Co. Ltd., Class
H ...................... 9,000 56,934
China National Building Material Co.
Ltd., Class H ............... 12,000 14,444
China Petroleum & Chemical Corp.,
Class H .................. 6,000 2,672
China Resources Cement Holdings Ltd. 4,000 4,468
China Resources Power Holdings Co.
Ltd. ..................... 4,000 4,306
CITIC Ltd. ................... 2,000 1,416
Contemporary Amperex Technology Co.
Ltd., Class A ............... 5,800 313,961
Country Garden Services Holdings Co.
Ltd. ..................... 114 771
CSPC Pharmaceutical Group Ltd. ... 4,000 4,073
Dali Foods Group Co. Ltd.
(b)
....... 4,500 2,572
Dongfeng Motor Group Co. Ltd., Class
H ...................... 2,000 2,337
ENN Energy Holdings Ltd. ........ 2,100 30,827
Ganfeng Lithium Co. Ltd., Class H
(b)
. 4,000 47,908
GDS Holdings Ltd., ADR
(c)
........ 43 4,027
Glodon Co. Ltd., Class A ......... 4,000 48,495

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
China (continued)
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 2,500 $ 20,103
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 23,800 51,802
Haidilao International Holding Ltd.
(b)
. 4,000 30,847
Haier Smart Home Co. Ltd., Class A . 7,500 33,769
Haitong Securities Co. Ltd., Class H . 4,400 3,932
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 4,900 30,753
Hangzhou Tigermed Consulting Co.
Ltd., Class A ............... 1,600 39,732
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(c)
............ 1,300 30,149
Han's Laser Technology Industry Group
Co. Ltd., Class A ............ 8,800 57,943
Hansoh Pharmaceutical Group Co.
Ltd.
(b)(c)
................... 6,000 29,078
Hengan International Group Co. Ltd. . 1,000 7,081
Huaneng Power International, Inc.,
Class H .................. 4,000 1,460
Huazhu Group Ltd., ADR
(f)
........ 1,506 67,815
Hundsun Technologies, Inc., Class A . 2,980 48,124
Industrial & Commercial Bank of China
Ltd., Class H ............... 66,000 42,404
Inner Mongolia Yili Industrial Group Co.
Ltd., Class A ............... 5,299 36,163
JD Health International, Inc.
(b)(c)
.... 18,850 364,723
JD.com, Inc., ADR
(c)
............ 182 15,998
Jiangxi Copper Co. Ltd., Class H ... 1,000 1,574
KE Holdings, Inc., ADR
(c)
......... 124 7,631
Kingdee International Software Group
Co. Ltd.
(c)
................. 55,000 224,541
Kunlun Energy Co. Ltd. .......... 2,000 1,733
Kweichow Moutai Co. Ltd., Class A .. 100 30,734
Lenovo Group Ltd. ............. 4,000 3,782
Li Auto, Inc., ADR
(c)(f)
............ 7,660 220,838
Lufax Holding Ltd., ADR
(c)
........ 52 738
Meituan Dianping , Class B
(c)
...... 1,700 63,994
Ming Yuan Cloud Group Holdings Ltd.
(c)
8,000 49,268
NetEase , Inc., ADR ............ 808 77,382
New Oriental Education & Technology
Group, Inc., ADR
(c)
........... 269 49,983
Offcn Education Technology Co. Ltd.,
Class A .................. 300 1,622
Pharmaron Beijing Co. Ltd., Class H
(b)
100 1,691
PICC Property & Casualty Co. Ltd.,
Class H .................. 10,000 7,565
Ping An Insurance Group Co. of China
Ltd., Class A ............... 3,400 45,498
Shanghai International Airport Co. Ltd.,
Class A .................. 4,800 55,895
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 3,100 44,523
Silergy Corp. ................. 1,000 86,062
Sun Art Retail Group Ltd. ........ 4,500 4,578
Tencent Holdings Ltd. ........... 11,800 849,055
Tingyi Cayman Islands Holding Corp. 4,000 6,842
Topsports International Holdings Ltd.
(b)
1,000 1,498
Trip.com Group Ltd., ADR
(c)
....... 2,619 88,339
Venus MedTech Hangzhou, Inc., Class
H
(b)(c)
.................... 4,500 45,925
Venustech Group, Inc., Class A .... 7,899 35,533
Vipshop Holdings Ltd., ADR
(c)
...... 131 3,682
Want Want China Holdings Ltd. .... 43,000 31,088
Wilmar International Ltd. ......... 500 1,760
Security
Shares
Shares Value
China (continued)
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 4,139 $ 55,948
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 1,100 5,288
WuXi AppTec Co. Ltd., Class A ..... 1,820 37,689
Wuxi Biologics Cayman, Inc.
(b)(c)
.... 6,000 79,568
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 3,340 46,380
Yihai International Holding Ltd.
(c)
.... 5,000 74,254
Yonyou Network Technology Co. Ltd.,
Class A .................. 4,500 30,389
Yum China Holdings, Inc. ........ 1,264 72,162
Zhejiang Century Huatong Group Co.
Ltd., Class A
(c)
.............. 1,600 1,751
ZTO Express Cayman, Inc., ADR ... 270 7,873
4,968,182
Denmark — 0.1%
AP Moller - Maersk A/S, Class A .... 3 6,197
AP Moller - Maersk A/S, Class B .... 2 4,451
Carlsberg A/S, Class B .......... 12 1,924
DSV Panalpina A/S ............ 1,057 177,641
Genmab A/S
(c)
................ 194 78,666
268,879
Finland — 0.3%
Neste OYJ .................. 6,940 503,870
Nokia OYJ
(c)
................. 6,176 23,854
527,724
France — 2.8%
Arkema SA .................. 4,773 546,136
AXA SA .................... 292 7,003
BNP Paribas SA
(c)
............. 2,689 141,958
Carrefour SA ................. 587 10,052
Cie de Saint-Gobain ............ 298 13,706
Danone SA .................. 11,914 784,015
EssilorLuxottica SA ............ 3,997 622,870
Kering SA ................... 214 155,307
LVMH Moet Hennessy Louis Vuitton SE 881 551,507
Orange SA .................. 203 2,417
Pernod Ricard SA ............. 29 5,569
Safran SA
(c)
................. 6,965 987,176
Sanofi ..................... 11,086 1,074,489
Sartorius Stedim Biotech ......... 6 2,135
Schneider Electric SE ........... 108 15,609
Social Capital Hedosophia Holdings
II Corp. (Acquired 12/16/20, cost
$150,170)
(c)(d)
.............. 15,017 334,225
Societe Generale SA
(c)
.......... 7,563 157,224
TOTAL SE .................. 2,413 104,150
Vivendi SA .................. 222 7,161
5,522,709
Germany — 2.5%
adidas AG
(c)
................. 2,534 921,882
Allianz SE (Registered) .......... 3,162 776,818
Daimler AG (Registered) ......... 219 15,522
Deutsche Boerse AG ........... 74 12,600
Deutsche Post AG (Registered) .... 119 5,895
Deutsche Telekom AG (Registered) . 45,305 826,934
E.ON SE ................... 148 1,639
Evonik Industries AG ........... 239 7,812
Fresenius SE & Co. KGaA ........ 32 1,480
Henkel AG & Co. KGaA ......... 36 3,469
Infineon Technologies AG ........ 3,799 145,078

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Germany (continued)
Rational AG ................. 22 $ 20,466
SAP SE .................... 36 4,663
Siemens AG (Registered) ........ 13,175 1,897,812
Siemens Energy AG
(c)
........... 6,666 244,306
Vonovia SE .................. 1,827 133,433
5,019,809
Hong Kong — 0.7%
AIA Group Ltd. ............... 90,800 1,106,500
CLP Holdings Ltd. ............. 3,500 32,363
Hang Lung Properties Ltd. ........ 25,000 65,882
HKT Trust & HKT Ltd.
(g)
.......... 24,000 31,126
Hysan Development Co. Ltd. ...... 6,000 21,977
Jardine Matheson Holdings Ltd. .... 900 50,344
1,308,192
India — 0.3%
GAIL India Ltd. ............... 865 1,463
HDFC Asset Management Co. Ltd.
(b)
. 31 1,239
Hindustan Unilever Ltd. .......... 99 3,250
Housing Development Finance Corp.
Ltd. ..................... 45 1,577
Indian Oil Corp. Ltd. ............ 805 1,003
Indus Towers Ltd. .............. 184 580
Maruti Suzuki India Ltd. ......... 13 1,364
NTPC Ltd. .................. 2,088 2,843
Petronet LNG Ltd. ............. 5,780 19,600
Power Grid Corp. of India Ltd. ..... 434 1,128
Reliance Industries Ltd. ......... 24,700 644,196
Tata Consultancy Services Ltd. .... 44 1,728
Vedanta Ltd. ................. 2,204 4,882
684,853
Indonesia — 0.0%
Bank Central Asia Tbk . PT ........ 25,600 61,709
Ireland — 0.1%
Flutter Entertainment plc ......... 1,047 216,583
Italy — 1.5%
Enel SpA ................... 167,661 1,705,906
Intesa Sanpaolo SpA
(c)
.......... 151,933 359,127
RAI Way SpA
(b)
............... 23,987 160,667
Snam SpA .................. 11,255 63,564
UniCredit SpA
(c)
............... 85,099 797,327
3,086,591
Japan — 2.5%
Aisin Seiki Co. Ltd. ............. 300 8,997
Ajinomoto Co., Inc. ............. 12,800 290,045
Asahi Kasei Corp. ............. 400 4,100
Astellas Pharma, Inc. ........... 33,950 525,674
Canon, Inc. .................. 300 5,812
Daifuku Co. Ltd. ............... 900 111,371
Disco Corp. .................. 400 134,813
ENEOS Holdings, Inc. .......... 1,700 6,106
FANUC Corp. ................ 700 172,794
Hitachi Ltd. .................. 200 7,894
Honda Motor Co. Ltd. ........... 100 2,822
Hoya Corp. .................. 5,201 720,312
KDDI Corp. .................. 3,800 112,671
Keyence Corp. ............... 600 337,510
Kirin Holdings Co. Ltd. .......... 100 2,361
Kose Corp. .................. 1,500 256,320
Maeda Road Construction Co. Ltd. .. 600 10,065
Marubeni Corp. ............... 400 2,665
Mitsubishi Corp. ............... 200 4,930
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Estate Co. Ltd. ........ 5,800 $ 93,223
Nippon Telegraph & Telephone Corp. 3,940 101,097
Nomura Holdings, Inc. .......... 300 1,586
NTT Data Corp. ............... 300 4,107
Olympus Corp. ............... 100 2,189
Oriental Land Co. Ltd. .......... 1,100 181,754
Otsuka Holdings Co. Ltd. ........ 100 4,285
Panasonic Corp. .............. 400 4,663
Rakuten , Inc. ................ 100 962
Recruit Holdings Co. Ltd. ........ 5,400 226,816
Ryohin Keikaku Co. Ltd. ......... 4,500 92,090
Sekisui House Ltd. ............. 100 2,037
Seven & i Holdings Co. Ltd. ....... 200 7,082
Shin-Etsu Chemical Co. Ltd. ...... 5,120 898,641
Sompo Holdings, Inc. ........... 100 4,054
Sony Corp. .................. 2,000 201,536
Suzuki Motor Corp. ............ 9,161 424,663
Toshiba Corp. ................ 100 2,801
4,970,848
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 148 1,122
Grupo Bimbo SAB de CV ........ 2,581 5,597
6,719
Netherlands — 2.9%
Adyen NV
(b)(c)
................ 251 583,209
Akzo Nobel NV ............... 10,500 1,127,013
ASML Holding NV ............. 2,507 1,213,832
Heineken Holding NV ........... 41 3,859
ING Groep NV ................ 121,470 1,129,409
Koninklijke Philips NV
(c)
.......... 14,974 806,613
NXP Semiconductors NV ........ 5,666 900,951
Royal Dutch Shell plc, Class A ..... 166 2,911
Royal Dutch Shell plc, Class B ..... 98 1,661
5,769,458
Norway — 0.0%
LINK Mobility Group Holding ASA
(c)
.. 5,906 32,002
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 172 2,663
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 2,092 35,166
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 16 465
Singapore — 0.1%
ComfortDelGro Corp. Ltd. ........ 23,300 29,523
DBS Group Holdings Ltd. ........ 3,000 56,852
United Overseas Bank Ltd. ....... 3,500 59,656
146,031
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 85 8,364
Anglo American plc ............ 1,417 46,792
AngloGold Ashanti Ltd. .......... 149 3,434
Kumba Iron Ore Ltd. ............ 57 2,416
MTN Group Ltd. ............... 1,680 6,934
67,940
South Korea — 0.5%
Celltrion , Inc.
(c)
................ 11 3,641
Hana Financial Group, Inc. ....... 47 1,497
Hyundai Mobis Co. Ltd.
(c)
......... 9 2,118

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
South Korea (continued)
Kakao Corp. ................. 528 $ 189,457
KB Financial Group, Inc. ......... 59 2,344
Kia Motors Corp.
(c)
............. 117 6,741
LG Chem Ltd.
(c)
............... 492 374,125
LG Electronics, Inc. ............ 64 7,970
LG Uplus Corp.
(c)
.............. 158 1,711
NCSoft Corp.
(c)
............... 113 97,016
POSCO .................... 157 39,231
Samsung Biologics Co. Ltd.
(b)(c)
..... 9 6,852
Samsung SDI Co. Ltd. .......... 427 247,467
980,170
Spain — 0.3%
Cellnex Telecom SA
(b)
........... 9,960 598,128
Telefonica SA ................ 1,472 5,855
Telefonica SA
(c)
............... 81 322
604,305
Sweden — 0.9%
Atlas Copco AB, Class A ......... 1,405 72,212
Hexagon AB, Class B ........... 2,079 190,607
Sandvik AB
(c)
................. 216 5,327
Swedbank AB, Class A
(c)
......... 3,850 67,530
Telefonaktiebolaget LM Ericsson, Class
B ...................... 11,364 135,180
Volvo AB, Class B
(c)
............ 57,099 1,351,711
1,822,567
Switzerland — 0.8%
ABB Ltd. (Registered) ........... 256 7,181
Alcon, Inc.
(c)
................. 1,222 80,628
Alcon, Inc.
(c)
................. 48 3,187
Cie Financiere Richemont SA
(Registered) ............... 38 3,433
Nestle SA (Registered) .......... 1,875 221,646
Novartis AG (Registered) ........ 127 11,958
Roche Holding AG ............. 2,730 950,855
Sika AG (Registered) ........... 695 189,452
Straumann Holding AG (Registered) . 93 108,942
1,577,282
Taiwan — 1.2%
ASE Technology Holding Co. Ltd. ... 1,000 2,901
Cathay Financial Holding Co. Ltd. ... 22,000 33,127
Chunghwa Telecom Co. Ltd. ...... 11,000 42,673
Formosa Chemicals & Fibre Corp. .. 9,000 27,156
Formosa Petrochemical Corp. ..... 5,000 17,783
Formosa Plastics Corp. .......... 8,000 27,478
Fubon Financial Holding Co. Ltd. ... 24,000 39,968
Hon Hai Precision Industry Co. Ltd. .. 12,760 41,839
MediaTek , Inc. ................ 2,000 53,335
Nan Ya Plastics Corp. ........... 11,000 28,181
Nanya Technology Corp. ......... 2,000 6,201
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 99,000 1,872,830
Uni -President Enterprises Corp. .... 17,000 40,888
United Microelectronics Corp. ..... 4,000 6,727
Yageo Corp. ................. 4,000 74,039
2,315,126
Thailand — 0.1%
Advanced Info Service PCL ....... 6,600 38,793
Intouch Holdings PCL, Class F ..... 21,100 39,593
Thai Beverage PCL ............ 26,400 14,697
93,083
Security
Shares
Shares Value
Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri A/S
(c)
544 $ 7,896
United Arab Emirates — 0.0%
NMC Health plc
(c)(e)
............. 8,338 —
United Kingdom — 1.8%
AstraZeneca plc .............. 4,708 469,450
Barclays plc ................. 68,840 138,099
Berkeley Group Holdings plc ...... 1,714 110,875
BP plc ..................... 637 2,198
Coca-Cola European Partners plc ... 33 1,644
Diageo plc .................. 390 15,432
Experian plc ................. 367 13,942
Fiat Chrysler Automobiles NV
(c)
.... 124 2,240
GlaxoSmithKline plc ............ 673 12,315
RELX plc ................... 5,316 130,069
THG Holdings Ltd.
(c)
............ 82,497 879,954
Unilever plc .................. 6,380 382,632
Unilever plc .................. 12,843 777,658
Vodafone Group plc ............ 449,827 738,835
3,675,343
United States — 43.9%
Abbott Laboratories ............ 7,922 867,380
AbbVie, Inc. ................. 11,037 1,182,615
Adobe, Inc.
(c)
................. 35 17,504
Advanced Micro Devices, Inc.
(c)
.... 50 4,585
Aflac, Inc. ................... 40 1,779
Air Products & Chemicals, Inc. ..... 5,245 1,433,039
Akamai Technologies, Inc.
(c)
....... 518 54,385
Alaska Air Group, Inc. ........... 861 44,772
Alexion Pharmaceuticals, Inc.
(c)
.... 337 52,653
Alphabet, Inc., Class C
(c)
......... 1,646 2,883,594
Altair Engineering, Inc., Class A
(c)
... 2,482 144,403
Altria Group, Inc. .............. 79 3,239
Amazon.com, Inc.
(c)
............ 1,051 3,423,033
American Express Co. .......... 15 1,814
American Tower Corp. .......... 4,593 1,030,945
American Water Works Co., Inc. .... 621 95,305
Amgen, Inc. ................. 88 20,233
Analog Devices, Inc. ............ 219 32,353
Annaly Capital Management, Inc. ... 2,160 18,252
Anthem, Inc. ................. 2,713 871,117
Aon plc, Class A .............. 5 1,056
Apellis Pharmaceuticals, Inc.
(c)
..... 977 55,884
Apple, Inc.
(h)
................. 33,495 4,444,452
Applied Materials, Inc. .......... 12,745 1,099,893
Aptiv plc .................... 7,362 959,195
Atlassian Corp. plc, Class A
(c)
...... 523 122,314
Autodesk, Inc.
(c)
............... 1,870 570,986
Bank of America Corp. .......... 53,314 1,615,947
Baxter International, Inc. ......... 935 75,024
Becton Dickinson and Co. ........ 2,445 611,788
Berkshire Hathaway, Inc., Class B
(c)
. 1,061 246,014
BJ's Wholesale Club Holdings, Inc.
(c)
. 1,212 45,183
Blackstone Group, Inc. (The), Class A 109 7,064
Booking Holdings, Inc.
(c)
......... 21 46,773
Boston Scientific Corp.
(c)
......... 36,354 1,306,926
Bristol-Myers Squibb Co. ......... 12,054 747,710
Broadcom, Inc. ............... 160 70,056
Brookfield Renewable Corp. ...... 56 3,267
Brown-Forman Corp., Class B ..... 76 6,037
Cadence Design Systems, Inc.
(c)
... 1,000 136,430
Capital One Financial Corp. ....... 11,857 1,172,064
Capri Holdings Ltd.
(c)
........... 1,647 69,174
Cerner Corp. ................. 59 4,630

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
United States (continued)
CH Robinson Worldwide, Inc. ..... 1,019 $ 95,654
Charles Schwab Corp. (The) ...... 7,624 404,377
Charter Communications, Inc., Class
A
(c)(f)
..................... 1,666 1,102,142
Chubb Ltd. .................. 2,537 390,495
Ciena Corp.
(c)
................ 223 11,786
Cigna Corp. ................. 21 4,372
Citigroup, Inc. ................ 4,950 305,217
Cognizant Technology Solutions Corp.,
Class A .................. 4,854 397,785
Colgate-Palmolive Co. .......... 1,536 131,343
Comcast Corp., Class A
(h)
........ 28,431 1,489,784
ConocoPhillips ............... 10,233 409,218
Corteva , Inc. ................. 34 1,316
Costco Wholesale Corp. ......... 1,505 567,054
Crowdstrike Holdings, Inc., Class A
(c)
. 1,761 373,015
Crown Castle International Corp. ... 17 2,706
Cummins, Inc. ................ 21 4,769
Darden Restaurants, Inc. ........ 363 43,241
Dell Technologies, Inc., Class C
(c)
... 9,044 662,835
Delta Air Lines, Inc. ............ 135 5,428
Devon Energy Corp. ............ 3,897 61,612
DexCom , Inc.
(c)
............... 37 13,680
Digital Realty Trust, Inc. ......... 22 3,069
Dow, Inc. ................... 3,208 178,044
DR Horton, Inc. ............... 14,438 995,067
Dynatrace , Inc.
(c)
.............. 909 39,332
Eaton Corp. plc ............... 113 13,576
eBay, Inc. ................... 280 14,070
Edwards Lifesciences Corp.
(c)
..... 2,297 209,555
Emerson Electric Co. ........... 117 9,403
EOG Resources, Inc. ........... 36 1,795
EPAM Systems, Inc.
(c)
........... 231 82,779
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(c)(d)(e)
.......... 330 222,839
Equinix , Inc. ................. 4 2,857
Expedia Group, Inc. ............ 657 86,987
Facebook, Inc., Class A
(c)
........ 3,212 877,390
FedEx Corp. ................. 30 7,789
Ferguson plc ................. 967 117,491
FirstEnergy Corp. ............. 76 2,326
Fisker Coachbuild LLC
(c)
......... 5,471 80,150
Ford Motor Co. ............... 134 1,178
Fortinet, Inc.
(c)
................ 860 127,736
Fortive Corp. ................. 13,794 976,891
Fortune Brands Home & Security, Inc. 1,050 90,006
Freeport-McMoRan, Inc. ......... 13,472 350,541
General Motors Co. ............ 104 4,331
Gilead Sciences, Inc. ........... 15 874
Global Payments, Inc. .......... 3,493 752,462
Goldman Sachs Group, Inc. (The) .. 746 196,728
Guardant Health, Inc.
(c)
.......... 999 128,751
HCA Healthcare, Inc. ........... 5,199 855,028
Healthcare Merger Corp. (Acquired
10/30/20, cost $69,510)
(c)(d)
..... 6,951 54,072
Highland Transcend Partners I Corp.
(c)
6,368 66,864
Hilton Worldwide Holdings, Inc. .... 2,436 271,029
Home Depot, Inc. (The) ......... 3,657 971,372
HP, Inc. .................... 229 5,631
Humana, Inc. ................ 91 37,335
iHeartMedia , Inc., Class B
(c)
....... 74 888
Illinois Tool Works, Inc. .......... 31 6,320
Illumina, Inc.
(c)
................ 92 34,040
Incyte Corp.
(c)
................ 26 2,261
Inphi Corp.
(c)
................. 111 17,812
Security
Shares
Shares Value
United States (continued)
Insulet Corp.
(c)
................ 122 $ 31,187
Intel Corp. .................. 321 15,992
International Flavors & Fragrances,
Inc.
(f)
.................... 5,435 591,545
International Paper Co. .......... 168 8,353
Intuit, Inc. ................... 42 15,954
Intuitive Surgical, Inc.
(c)
.......... 362 296,152
Iovance Biotherapeutics , Inc.
(c)
..... 696 32,294
Jawbone Health Hub, Inc. (Acquired
01/24/17, cost $0)
(c)(d)(e)
........ 6,968 —
JBS SA .................... 490 2,233
Johnson & Johnson ............ 11,685 1,838,985
JPMorgan Chase & Co.
(h)
........ 18,293 2,324,492
Kinder Morgan, Inc. ............ 306 4,183
L3Harris Technologies, Inc. ....... 7,745 1,463,960
Lam Research Corp. ........... 9 4,250
Las Vegas Sands Corp. ......... 1,169 69,672
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(c)
................. 7,376 318,569
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(c)
................. 9,284 403,947
Live Nation Entertainment, Inc.
(c)
... 600 44,088
Lockheed Martin Corp. .......... 8 2,840
Lookout, Inc. (Acquired 03/04/15, cost
$16,643)
(c)(d)(e)
.............. 1,457 8,174
Lowe's Cos., Inc. .............. 7,474 1,199,652
Lululemon Athletica, Inc.
(c)
........ 18 6,265
Lyft, Inc., Class A
(c)
............. 5,346 262,649
Madison Square Garden Sports Corp.
(c)
19 3,498
Marathon Oil Corp. ............. 2,200 14,674
Marsh & McLennan Cos., Inc. ..... 8,103 948,051
Marvell Technology Group Ltd. ..... 2,629 124,983
Masco Corp. ................. 2,685 147,487
Mastercard , Inc., Class A ......... 4,824 1,721,879
McDonald's Corp. ............. 4,585 983,849
Medtronic plc ................ 152 17,805
Merck & Co., Inc. .............. 12,126 991,907
MGM Resorts International ....... 686 21,616
Microchip Technology, Inc. ........ 4,057 560,312
Micron Technology, Inc.
(c)
........ 9,519 715,638
Microsoft Corp. ............... 17,951 3,992,662
Mondelez International, Inc., Class A . 1,662 97,177
MongoDB, Inc.
(c)
.............. 250 89,760
Morgan Stanley ............... 22,260 1,525,478
Netflix, Inc.
(c)
................. 19 10,274
Nevro Corp.
(c)
................ 185 32,023
New Relic, Inc.
(c)
.............. 662 43,295
Newmont Corp. ............... 1,863 111,575
NextEra Energy, Inc. ........... 21,682 1,672,766
Northrop Grumman Corp. ........ 107 32,605
NortonLifeLock , Inc. ............ 2,745 57,041
NVIDIA Corp. ................ 1,834 957,715
Okta , Inc.
(c)
.................. 576 146,454
Otis Worldwide Corp. ........... 150 10,133
Palantir Technologies, Inc., Class A
(c)(f)
951 22,396
Palantir Technologies, Inc., Series I
(Acquired 02/11/14, cost $272,246)
(c)
(d)
...................... 35,530 816,269
Palo Alto Networks, Inc.
(c)
........ 534 189,778
Paycom Software, Inc.
(c)
......... 198 89,546
PayPal Holdings, Inc.
(c)
.......... 4,564 1,068,889
Peloton Interactive, Inc., Class A
(c)
.. 5,229 793,344
Penn National Gaming, Inc.
(c)
...... 1,191 102,867
PepsiCo, Inc. ................ 916 135,843
Pfizer, Inc. .................. 1,450 53,375

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
United States (continued)
Philip Morris International, Inc. ..... 64 $ 5,299
Pioneer Natural Resources Co. .... 500 56,945
PPG Industries, Inc. ............ 7,675 1,106,889
Procter & Gamble Co. (The) ...... 31 4,313
Prologis, Inc. ................. 57 5,681
Proofpoint , Inc.
(c)
.............. 384 52,381
Prudential Financial, Inc. ......... 77 6,011
PTC Therapeutics, Inc.
(c)
......... 338 20,628
PTC, Inc.
(c)
.................. 9,931 1,187,847
PubMatic, Inc., Class A
(c)
......... 2,184 61,065
QUALCOMM, Inc. ............. 1,529 232,928
Quest Diagnostics, Inc. .......... 413 49,217
Raytheon Technologies Corp. ..... 9,336 667,617
Regeneron Pharmaceuticals, Inc.
(c)
.. 11 5,314
Reinvent Technology Partners Z
(c)
... 4,896 55,716
ResMed , Inc. ................ 380 80,773
RingCentral, Inc., Class A
(c)
....... 115 43,582
Rockwell Automation, Inc. ........ 19 4,765
salesforce.com, Inc.
(c)
........... 4,789 1,065,696
SBA Communications Corp. ...... 13 3,668
Schlumberger Ltd. ............. 255 5,567
Seagen , Inc.
(c)
................ 482 84,417
Sempra Energy ............... 19 2,421
Sensata Technologies Holding plc
(c)
. 624 32,910
ServiceNow , Inc.
(c)
............. 918 505,295
Silk Road Medical, Inc.
(c)
......... 884 55,674
Simply Good Foods Co. (The)
(c)
.... 2,329 73,037
Southwest Airlines Co. .......... 5,823 271,410
Splunk , Inc.
(c)
................ 789 134,043
Stanley Black & Decker, Inc. ...... 10 1,786
Starbucks Corp. ............... 9,471 1,013,208
Stryker Corp. ................ 377 92,380
Sysco Corp. ................. 21 1,559
Target Corp. ................. 40 7,061
Tesla, Inc.
(c)
.................. 13 9,174
Thermo Fisher Scientific, Inc.
(h)
..... 1,757 818,375
TJX Cos., Inc. (The) ............ 12,624 862,093
T-Mobile US, Inc.
(c)
............. 819 110,442
Toll Brothers, Inc. .............. 2,632 114,413
TransDigm Group, Inc.
(c)
......... 335 207,315
Travelers Cos., Inc. (The) ........ 733 102,891
Truist Financial Corp. ........... 2,603 124,762
Twilio , Inc., Class A
(c)
........... 395 133,708
Uber Technologies, Inc.
(c)
........ 2,000 102,000
Union Pacific Corp. ............ 7,473 1,556,028
United Parcel Service, Inc., Class B . 5,284 889,826
United States Steel Corp. ........ 3,658 61,345
UnitedHealth Group, Inc. ......... 5,195 1,821,783
US Bancorp ................. 8,771 408,641
Vail Resorts, Inc. .............. 18 5,021
Valero Energy Corp. ............ 6,283 355,429
Verizon Communications, Inc. ..... 1,488 87,420
Vertex Pharmaceuticals, Inc.
(c)
..... 1,326 313,387
Vertiv Holdings Co. (Acquired 02/04/20,
cost $391,550)
(c)(d)
........... 39,155 731,024
VF Corp. ................... 11 940
Visa, Inc., Class A ............. 1,129 246,946
Vistra Energy Corp. ............ 2,882 56,660
VMware, Inc., Class A
(c)(f)
......... 6,336 888,687
Vontier Corp.
(c)
................ 1,040 34,736
Vulcan Materials Co. ........... 4,179 619,787
Walmart, Inc. ................. 7,302 1,052,583
Walt Disney Co. (The)
(c)
......... 5,747 1,041,241
Western Digital Corp. ........... 1,806 100,034
Weyerhaeuser Co. ............. 2,279 76,415
Security
Shares
Shares Value
United States (continued)
Workday, Inc., Class A
(c)
......... 326 $ 78,113
Wynn Resorts Ltd. ............. 1,700 191,811
Xilinx, Inc.
(f)
.................. 1,506 213,506
Yum! Brands, Inc. ............. 32 3,474
Zillow Group, Inc., Class C
(c)
...... 731 94,884
Zoetis, Inc. .................. 685 113,368
Zoom Video Communications, Inc.,
Class A
(c)
................. 24 8,096
Zscaler , Inc.
(c)
................ 843 168,356
88,025,582
Zambia — 0.1%
First Quantum Minerals Ltd. ....... 13,675 245,482
Total Common Stocks — 66.8%
(Cost: $97,586,392) .............................. 134,036,250
Par (000)
Pa r (000)
Corporate Bonds — 5.1%
Australia — 0.4%
FMG Resources August 2006 Pty.
Ltd.
(b)
:
4.75%, 05/15/22 ............ USD 3 3,086
5.13%, 03/15/23 ............ 2 2,113
5.13%, 05/15/24 ............ 3 3,255
Quintis Australia Pty. Ltd.
(b)(e)( i )
:
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... 411 402,972
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 414,143
Westpac Banking Corp., 2.96%
,
11/16/40 .................. 14 14,908
840,477
Brazil — 0.0%
Petrobras Global Finance BV, 5.60%
,
01/03/31 ................. 44 50,380
Canada — 0.1%
(b)
1011778 BC ULC:
4.38%, 01/15/28 ............ 5 5,150
4.00%, 10/15/30 ............ 35 35,470
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27 ............ 3 3,191
GFL Environmental, Inc., 5.13%
,
12/15/26 ................. 3 3,191
Kronos Acquisition Holdings, Inc.,
9.00%
,
08/15/23 ............ 53 54,299
Mattamy Group Corp.:
5.25%, 12/15/27 ............ 2 2,115
4.63%, 03/01/30 ............ 38 40,280
143,696
China — 0.0%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(c)(j)(k)(l)
.............. 300 300
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(b)
. EUR 135 153,791
India — 0.0%
REI Agro Ltd.
(c)(j)(k)
:
5.50%, 11/13/14
(b)
........... USD 220 2,115
5.50%, 11/13/14
(e)
........... 152 —
2,115

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Luxembourg — 0.2%
(b)
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25 .................. GBP 100 $ 140,445
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(m)
................ USD 179 183,251
323,696
Peru — 0.0%
Hudbay Minerals, Inc., 6.13%
,
04/01/29
(b)
................ 8 8,620
South Korea — 0.0%
Clark Equipment Co., 5.88%
,
06/01/25
(b)
................ 8 8,440
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(b)(c)(e)(j)(k)
............ 800 82,000
United Kingdom — 0.4%
Algeco Global Finance plc, 6.50%
,
02/15/23 ................. EUR 273 337,666
British Airways Pass-Through Trust
(b)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... USD 28 30,870
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 13 13,894
Lloyds Banking Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 0.00%), 2.71%
,
12/03/35
(a)
................ GBP 221 316,552
Vodafone Group plc, (USD Swap Semi
5 Year + 4.87%), 7.00%
,
04/04/79
(a)
USD 5 6,220
705,202
United States — 3.9%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ............ 24 25,777
5.00%, 04/15/29 ............ 6 6,405
ADT Security Corp. (The), 4.88%
,
07/15/32
(b)
................ 2 2,168
Affinity Gaming, 6.88%
,
12/15/27
(b)
.. 22 23,051
Air Lease Corp., 3.13%
,
12/01/30 ... 39 40,598
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
........... 3 3,075
5.75%, 03/15/25 ............ 11 11,330
7.50%, 03/15/26
(b)
........... 3 3,357
3.50%, 03/15/29
(b)
........... 100 101,187
Allegiant Travel Co., 8.50%
,
02/05/24
(b)
154 164,401
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 4 4,065
4.75%, 08/01/25 ............ 3 3,098
American Builders & Contractors
Supply Co., Inc., 4.00%
,
01/15/28
(b)
2 2,070
AMN Healthcare, Inc., 4.00%
,
04/15/29
(b)
................ 7 7,157
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 6 6,176
5.00%, 02/01/28
(b)
........... 13 13,699
Avantor Funding, Inc., 4.63%
,
07/15/28
(b)
................ 31 32,782
B&G Foods, Inc., 5.25%
,
09/15/27 .. 2 2,126
Ball Corp., 2.88%
,
08/15/30 ....... 26 25,935
Bank of America Corp., (SOFR +
2.15%), 2.59%
,
04/29/31
(a)
..... 74 79,310
Bausch Health Americas, Inc., 9.25%
,
04/01/26
(b)
................ 9 10,035
Security
Par (000)
Par (000) Value
United States (continued)
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 ............ USD 6 $ 6,218
9.00%, 12/15/25 ............ 10 11,039
5.75%, 08/15/27 ............ 2 2,145
7.00%, 01/15/28 ............ 5 5,496
6.25%, 02/15/29 ............ 17 18,466
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(b)
................ 9 9,585
Boise Cascade Co., 4.88%
,
07/01/30
(b)
7 7,577
BP Capital Markets America, Inc.,
1.75%
,
08/10/30 ............ 15 15,092
Buckeye Partners LP:
4.15%, 07/01/23 ............ 2 2,055
4.35%, 10/15/24 ............ 9 9,203
4.13%, 03/01/25
(b)
........... 47 47,587
Builders FirstSource , Inc., 6.75%
,
06/01/27
(b)
................ 3 3,254
BY Crown Parent LLC, 4.25%
,
01/31/26
(b)
................ 10 10,250
Calpine Corp.
(b)
:
4.50%, 02/15/28 ............ 8 8,320
5.13%, 03/15/28 ............ 19 19,987
Carrier Global Corp., 3.58%
,
04/05/50 35 39,166
CCO Holdings LLC, 4.75%
,
03/01/30
(b)
19 20,501
Cedar Fair LP:
5.50%, 05/01/25
(b)
........... 6 6,255
5.38%, 04/15/27 ............ 2 2,045
5.25%, 07/15/29 ............ 2 2,059
Centene Corp.:
4.75%, 01/15/25 ............ 64 65,679
5.38%, 06/01/26
(b)
........... 71 74,884
5.38%, 08/15/26
(b)
........... 3 3,169
4.25%, 12/15/27 ............ 11 11,660
3.00%, 10/15/30 ............ 79 83,732
CenturyLink, Inc.
(b)
:
5.13%, 12/15/26 ............ 6 6,336
4.00%, 02/15/27 ............ 6 6,195
Charles River Laboratories
International, Inc., 5.50%
,
04/01/26
(b)
2 2,095
Charles Schwab Corp. (The), Series
H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00%
(a)(n)
........... 39 41,048
Charter Communications Operating
LLC, 2.80%
,
04/01/31 ......... 122 129,037
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 16 16,420
5.63%, 10/01/26 ............ 5 5,200
4.50%, 10/01/29 ............ 9 9,520
Cheniere Energy, Inc., 4.63%
,
10/15/28
(b)
................ 43 45,150
Chobani LLC, 4.63%
,
11/15/28
(b)
... 8 8,120
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ............ 3 3,176
4.75%, 01/15/28 ............ 2 2,105
Citigroup, Inc., (SOFR + 3.91%),
4.41%
,
03/31/31
(a)
........... 51 61,846
Clarios Global LP
(b)
:
6.75%, 05/15/25 ............ 2 2,155
6.25%, 05/15/26 ............ 3 3,217
Clean Harbors, Inc., 4.88%
,
07/15/27
(b)
2 2,087
CNX Resources Corp., 7.25%
,
03/14/27
(b)
................ 2 2,140
Colfax Corp., 6.00%
,
02/15/24
(b)
.... 3 3,109

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Colt Merger Sub, Inc.
(b)
:
5.75%, 07/01/25 ............ USD 28 $ 29,668
6.25%, 07/01/25 ............ 187 199,155
8.13%, 07/01/27 ............ 65 71,957
CommScope , Inc., 7.13%
,
07/01/28
(b)
26 27,690
Community Health Systems, Inc.,
8.00%
,
03/15/26
(b)
........... 25 26,937
Continental Resources, Inc., 4.38%
,
01/15/28 ................. 3 3,076
Crown Castle International Corp.,
4.15%
,
07/01/50 ............ 80 97,239
CrownRock LP, 5.63%
,
10/15/25
(b)
.. 8 8,170
CSC Holdings LLC, 4.63%
,
12/01/30
(b)
200 208,750
Darling Ingredients, Inc., 5.25%
,
04/15/27
(b)
................ 2 2,127
DaVita, Inc.
(b)
:
4.63%, 06/01/30 ............ 119 126,289
3.75%, 02/15/31 ............ 250 253,840
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ 4 4,396
5.13%, 05/15/29 ............ 2 2,218
DISH DBS Corp., 7.75%
,
07/01/26 .. 9 10,080
Elanco Animal Health, Inc.
(m)
:
4.91%, 08/27/21 ............ 2 2,045
5.27%, 08/28/23 ............ 3 3,277
5.90%, 08/28/28 ............ 5 5,900
Emergent BioSolutions , Inc., 3.88%
,
08/15/28
(b)
................ 4 4,142
Encompass Health Corp., 4.50%
,
02/01/28 ................. 5 5,225
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ............ 4 4,280
5.50%, 01/30/26 ............ 2 2,052
5.75%, 01/30/28 ............ 10 10,787
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ............ 17 17,893
4.38%, 03/31/29 ............ 10 10,355
ESH Hospitality, Inc.
(b)
:
5.25%, 05/01/25 ............ 5 5,125
4.63%, 10/01/27 ............ 2 2,050
Ford Motor Co.:
9.00%, 04/22/25 ............ 13 15,938
9.63%, 04/22/30 ............ 4 5,645
Forestar Group, Inc.
(b)
:
8.00%, 04/15/24 ............ 24 25,260
5.00%, 03/01/28 ............ 81 83,632
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 ............ 10 10,600
4.63%, 08/01/30 ............ 19 20,853
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(b)
................ 26 26,780
GCI LLC, 4.75%
,
10/15/28
(b)
...... 12 12,799
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 69 73,178
Genesis Energy LP, 8.00%
,
01/15/27 10 9,902
Global Payments, Inc., 2.90%
,
05/15/30 44 47,910
GLP Capital LP, 4.00%
,
01/15/31 ... 35 38,193
Graham Packaging Co., Inc., 7.13%
,
08/15/28
(b)
................ 5 5,525
Gray Television, Inc., 7.00%
,
05/15/27
(b)
6 6,570
Great Western Petroleum LLC, 9.00%
,
09/30/21
(b)
................ 28 16,240
Hanesbrands, Inc., 4.63%
,
05/15/24
(b)
4 4,190
Harsco Corp., 5.75%
,
07/31/27
(b)
... 2 2,115
Security
Par (000)
Par (000) Value
United States (continued)
HCA, Inc., 3.50%
,
09/01/30 ....... USD 151 $ 160,449
Herc Holdings, Inc., 5.50%
,
07/15/27
(b)
4 4,240
Hess Corp., 4.30%
,
04/01/27 ...... 36 39,689
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26 ............ 6 6,195
4.88%, 01/15/30 ............ 6 6,555
4.00%, 05/01/31
(b)
........... 12 12,661
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 3 3,175
Hologic , Inc., 3.25%
,
02/15/29
(b)
.... 69 70,208
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 ............ 23 23,719
5.38%, 08/01/28 ............ 58 62,379
Hughes Satellite Systems Corp.,
7.63%
,
06/15/21 ............ 19 19,475
iHeartCommunications , Inc.:
6.38%, 05/01/26 ............ 137 146,520
8.38%, 05/01/27 ............ 38 40,303
5.25%, 08/15/27
(b)
........... 20 21,000
4.75%, 01/15/28
(b)
........... 19 19,499
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 ............ 7 7,315
5.25%, 03/15/28 ............ 6 6,332
5.25%, 07/15/30 ............ 90 97,200
4.50%, 02/15/31 ............ 83 86,942
Jagged Peak Energy LLC, 5.88%
,
05/01/26 ................. 3 3,105
Jaguar Holding Co. II/PPD
Development LP, 5.00%
,
06/15/28
(b)
8 8,540
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ............ 14 14,444
6.75%, 02/15/28 ............ 4 4,476
6.50%, 04/15/29 ............ 6 6,985
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(b)
................ 11 12,458
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(b)
................ 2 2,075
Kraft Heinz Foods Co., 5.00%
,
07/15/35 6 7,273
L Brands, Inc.:
5.25%, 02/01/28 ............ 7 7,305
6.63%, 10/01/30
(b)
........... 7 7,788
Lamar Media Corp.:
5.75%, 02/01/26 ............ 3 3,094
4.88%, 01/15/29 ............ 8 8,500
4.00%, 02/15/30 ............ 3 3,112
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 ............ 4 4,170
4.88%, 11/01/26 ............ 4 4,181
4.88%, 05/15/28 ............ 2 2,233
Lennar Corp.:
4.13%, 01/15/22 ............ 3 3,071
4.50%, 04/30/24 ............ 3 3,315
Level 3 Financing, Inc.:
5.25%, 03/15/26 ............ 3 3,100
4.25%, 07/01/28
(b)
........... 144 147,960
3.63%, 01/15/29
(b)
........... 81 80,797
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
........... 60 63,900
6.50%, 09/15/26 ............ 3 3,135
Masonite International Corp., 5.38%
,
02/01/28
(b)
................ 5 5,369
MasTec , Inc., 4.50%
,
08/15/28
(b)
.... 2 2,100
Mauser Packaging Solutions Holding
Co., 7.25%
,
04/15/25
(b)
........ 17 17,170

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
McDonald's Corp., 4.45%
,
09/01/48 . USD 44 $ 57,599
Meritor, Inc., 6.25%
,
06/01/25
(b)
.... 23 24,840
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 5 5,431
4.63%, 06/15/25
(b)
........... 13 13,923
5.75%, 02/01/27 ............ 4 4,487
3.88%, 02/15/29
(b)
........... 28 28,630
MGM Resorts International:
6.75%, 05/01/25 ............ 5 5,412
5.50%, 04/15/27 ............ 6 6,687
Michaels Stores, Inc., 8.00%
,
07/15/27
(b)
................ 31 33,325
Molina Healthcare, Inc.:
5.38%, 11/15/22
(m)
........... 3 3,176
3.88%, 11/15/30
(b)
........... 10 10,725
MPT Operating Partnership LP:
5.00%, 10/15/27 ............ 6 6,383
4.63%, 08/01/29 ............ 7 7,481
Nationstar Mortgage Holdings, Inc.
(b)
:
5.50%, 08/15/28 ............ 17 17,850
5.13%, 12/15/30 ............ 10 10,452
Netflix, Inc., 5.50%
,
02/15/22 ...... 3 3,139
New Home Co., Inc. (The), 7.25%
,
10/15/25
(b)
................ 21 21,567
Newell Brands, Inc., 4.35%
,
04/01/23
(m)
6 6,293
Nexstar Broadcasting, Inc.
(b)
:
5.63%, 07/15/27 ............ 9 9,641
4.75%, 11/01/28 ............ 26 27,203
NRG Energy, Inc.:
2.00%, 12/02/25
(b)
........... 10 10,370
7.25%, 05/15/26 ............ 4 4,220
6.63%, 01/15/27 ............ 5 5,280
5.75%, 01/15/28 ............ 4 4,370
5.25%, 06/15/29
(b)
........... 8 8,800
NuStar Logistics LP, 5.75%
,
10/01/25 67 71,355
ONEOK Partners LP, 4.90%
,
03/15/25 79 89,853
Oracle Corp., 3.60%
,
04/01/40 ..... 147 172,164
Outfront Media Capital LLC
(b)
:
6.25%, 06/15/25 ............ 7 7,385
5.00%, 08/15/27 ............ 5 5,088
4.63%, 03/15/30 ............ 2 2,044
Park Intermediate Holdings LLC
(b)
:
7.50%, 06/01/25 ............ 2 2,160
5.88%, 10/01/28 ............ 11 11,715
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ............ 13 13,369
5.25%, 08/15/25 ............ 53 55,199
5.63%, 10/15/27 ............ 3 3,284
PBF Holding Co. LLC, 9.25%
,
05/15/25
(b)
................ 55 54,225
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(b)
........... 2 2,115
PetSmart, Inc., 5.88%
,
06/01/25
(b)
... 5 5,138
PG&E Corp.:
5.00%, 07/01/28 ............ 47 50,055
5.25%, 07/01/30 ............ 9 9,900
Picasso Finance Sub, Inc., 6.13%
,
06/15/25
(b)
................ 11 11,770
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(b)
4 4,338
Pioneer Natural Resources Co., 1.90%
,
08/15/30 ................. 57 56,496
Post Holdings, Inc., 4.63%
,
04/15/30
(b)
21 22,091
Security
Par (000)
Par (000) Value
United States (continued)
Prime Security Services Borrower
LLC
(b)
:
3.38%, 08/31/27 ............ USD 14 $ 13,895
6.25%, 01/15/28 ............ 6 6,442
Quicken Loans LLC
(b)
:
3.63%, 03/01/29 ............ 135 137,700
3.88%, 03/01/31 ............ 114 118,275
Quicken Loans, Inc., 5.25%
,
01/15/28
(b)
22 23,485
Radiate Holdco LLC, 4.50%
,
09/15/26
(b)
23 23,719
Reynolds Group Issuer, Inc., 4.00%
,
10/15/27
(b)
................ 7 7,175
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(b)
................ 2 2,080
Scientific Games International, Inc.,
5.00%
,
10/15/25
(b)
........... 4 4,128
SeaWorld Parks & Entertainment, Inc.,
9.50%
,
08/01/25
(b)
........... 9 9,771
Select Medical Corp., 6.25%
,
08/15/26
(b)
................ 158 170,153
Service Properties Trust:
5.00%, 08/15/22 ............ 95 96,662
4.50%, 06/15/23 ............ 70 70,350
4.35%, 10/01/24 ............ 3 2,963
7.50%, 09/15/25 ............ 12 13,828
Shea Homes LP, 4.75%
,
04/01/29
(b)
. 36 36,990
Shift4 Payments LLC, 4.63%
,
11/01/26
(b)
................ 6 6,240
Simmons Foods, Inc., 5.75%
,
11/01/24
(b)
................ 2 2,043
Sirius XM Radio, Inc.
(b)
:
3.88%, 08/01/22 ............ 4 4,060
4.63%, 07/15/24 ............ 6 6,217
5.38%, 07/15/26 ............ 4 4,170
5.00%, 08/01/27 ............ 7 7,438
5.50%, 07/01/29 ............ 5 5,502
4.13%, 07/01/30 ............ 80 85,150
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(b)
................ 4 4,003
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(b)
................ 2 2,160
SM Energy Co.:
1.50%, 07/01/21
(j)
........... 49 46,135
10.00%, 01/15/25
(b)
.......... 44 47,300
Specialty Building Products Holdings
LLC, 6.38%
,
09/30/26
(b)
....... 2 2,119
Spirit Loyalty Cayman Ltd., 8.00%
,
09/20/25
(b)
................ 17 19,040
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ............ 2 2,090
4.38%, 07/15/30 ............ 20 21,395
3.38%, 01/15/31 ............ 8 8,040
Steel Dynamics, Inc., 3.25%
,
01/15/31 5 5,591
Stericycle, Inc., 3.88%
,
01/15/29
(b)
.. 6 6,165
Summit Materials LLC, 5.25%
,
01/15/29
(b)
................ 10 10,500
Sunoco LP:
4.88%, 01/15/23 ............ 4 4,050
5.50%, 02/15/26 ............ 3 3,075
6.00%, 04/15/27 ............ 3 3,189
4.50%, 05/15/29
(b)
........... 10 10,400
Talen Energy Supply LLC, 7.63%
,
06/01/28
(b)
................ 63 67,882
Targa Resources Partners LP:
5.13%, 02/01/25 ............ 2 2,050

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
5.88%, 04/15/26 ............ USD 4 $ 4,241
5.38%, 02/01/27 ............ 2 2,101
6.50%, 07/15/27 ............ 4 4,340
6.88%, 01/15/29 ............ 4 4,505
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(b)
........... 2 2,267
TEGNA, Inc.
(b)
:
4.75%, 03/15/26 ............ 16 17,085
4.63%, 03/15/28 ............ 3 3,067
Teleflex, Inc., 4.63%
,
11/15/27 ..... 2 2,149
Tempur Sealy International, Inc., 5.50%
,
06/15/26 ................. 3 3,122
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 18 18,450
4.63%, 09/01/24
(b)
........... 3 3,098
5.13%, 05/01/25 ............ 6 6,117
4.88%, 01/01/26
(b)
........... 9 9,415
6.25%, 02/01/27
(b)
........... 7 7,420
4.63%, 06/15/28
(b)
........... 10 10,475
Terex Corp., 5.63%
,
02/01/25
(b)
.... 5 5,151
T-Mobile USA, Inc.
(b)
:
3.88%, 04/15/30 ............ 49 56,752
2.55%, 02/15/31 ............ 42 44,103
2.25%, 11/15/31 ............ 32 32,843
TransDigm , Inc.:
6.25%, 03/15/26
(b)
........... 317 337,605
6.38%, 06/15/26 ............ 6 6,210
TreeHouse Foods, Inc., 4.00%
,
09/01/28 ................. 2 2,069
Uber Technologies, Inc., 6.25%
,
01/15/28
(b)
................ 10 10,875
Under Armour , Inc., 3.25%
,
06/15/26 . 2 2,013
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 168 181,476
United Rentals North America, Inc.:
5.88%, 09/15/26 ............ 4 4,235
5.50%, 05/15/27 ............ 4 4,280
4.88%, 01/15/28 ............ 7 7,455
3.88%, 02/15/31 ............ 33 34,618
United Shore Financial Services LLC,
5.50%
,
11/15/25
(b)
........... 161 169,855
US Concrete, Inc.:
6.38%, 06/01/24 ............ 2 2,050
5.13%, 03/01/29
(b)
........... 23 23,690
US Foods, Inc., 6.25%
,
04/15/25
(b)
.. 3 3,206
Vail Resorts, Inc., 6.25%
,
05/15/25
(b)
. 2 2,135
Valvoline, Inc., 4.25%
,
02/15/30
(b)
... 2 2,120
ViaSat , Inc., 5.63%
,
04/15/27
(b)
..... 2 2,100
VICI Properties LP, 3.50%
,
02/15/25
(b)
29 29,660
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 ............ 4 4,169
5.63%, 02/15/27 ............ 103 109,555
5.00%, 07/31/27 ............ 6 6,360
Weekley Homes LLC, 4.88%
,
09/15/28
(b)
................ 25 26,125
William Carter Co. (The), 5.63%
,
03/15/27
(b)
................ 2 2,105
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(b)
........... 7 7,245
WMG Acquisition Corp., 3.88%
,
07/15/30
(b)
................ 2 2,126
WPX Energy, Inc.:
5.75%, 06/01/26 ............ 2 2,102
Security
Par (000)
Par (000) Value
United States (continued)
5.25%, 10/15/27 ............ USD 3 $ 3,179
4.50%, 01/15/30 ............ 5 5,300
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(b)
................ 36 41,220
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 ............ 2 2,070
4.38%, 08/15/28 ............ 14 14,547
Wynn Las Vegas LLC, 5.25%
,
05/15/27
(b)
................ 5 5,154
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ............ 4 4,335
5.13%, 10/01/29 ............ 5 5,238
Xerox Holdings Corp., 5.00%
,
08/15/25
(b)
................ 34 36,185
XHR LP, 6.38%
,
08/15/25
(b)
....... 65 68,575
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 ............ 2 2,035
6.75%, 08/15/24 ............ 5 5,313
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
........... 5 5,482
3.63%, 03/15/31 ............ 43 43,466
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(b)
................ 5 5,013
7,795,647
Total Corporate Bonds — 5.1%
(Cost: $11,162,920) .............................. 10,114,364
Floating Rate Loan Interests — 1.6%
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25
(a)
..... EUR 190 232,263
France — 0.3%
(a)
Babar Bidco , Facility Term Loan B,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 11/17/27 ............ 214 260,207
Casino Guichard-Perrachon SA, Facility
Term Loan B, (EURIBOR 3 Month +
5.50%), 5.50%
,
 01/31/24 ...... 185 224,663
484,870
Germany — 0.2%
HSE24, Term Loan, (EURIBOR 3 Month
+ 6.50%), 6.50%
,
 01/01/28
(a)(e)
... 240 287,332
Netherlands — 0.3%
(a)
Boels Topholding BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.00%),
4.00%
,
 02/06/27 ............ 250 305,107
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 311 378,654
683,761
United States — 0.7%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.75%
,
 02/02/26
(a)(e)
.... USD 75 74,252
Airbnb, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 7.50%),
8.50%
,
 04/17/25
(a)
........... 65 69,930

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
BCA Central Ltd., Facility Term Loan
A, (EURIBOR 6 Month + 0.00%),
5.50%
,
 04/29/23
(a)(e)
.......... EUR 167 $ 197,955
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(a)
........... USD 20 19,944
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.65%
,
 07/21/25
(a)
..... 36 35,921
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(a)(e)
.......... 11 11,035
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(a)
..... 91 91,226
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.90%
,
 06/22/26
(a)
..... 151 148,944
iHeart Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.15%
,
 05/01/26
(a)
..... 58 56,781
IRB Holding Corp., Term Loan,
12/15/27
(a)(o)
............... 70 70,022
LATAM, Facility Term Loan:
(LIBOR USD 3 Month + 0.00%),
0.00%, 01/01/28
(a)(e)
........ 259 259,017
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(a)(o)
........... 25 24,898
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(a)(o)
.... 6 5,533
Luxembourg Life Fund, Term Loan G,
0.00% - 10.00%
,
 01/01/28
(e)(p)
... 93 92,765
Opendoor , Term Loan, 01/23/26
(e)(o)(p)
. 60 60,467
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 4.50%),
5.50%
,
 06/23/25
(a)
........... 49 49,255
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 07/24/26
(a)
26 26,160
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 6 Month +
4.00%), 4.75%
,
 09/23/27
(a)
..... 16 15,955
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(a)
........... 134 133,832
1,443,892
Total Floating Rate Loan Interests — 1.6%
(Cost: $2,956,257) .............................. 3,132,118
Foreign Government Obligations — 7.7%
Argentina — 0.2%
Argentine Republic:
1.00%, 07/09/29 ............ 30 12,843
0.12%, 07/09/30
(m)
.......... 295 120,118
0.12%, 07/09/35
(m)
.......... 331 121,032
0.12%, 01/09/38
(m)
.......... 119 48,592
302,585
Australia — 0.7%
Commonwealth of Australia, 3.00%
,
03/21/47 ................. AUD 1,427 1,354,946
Security
Par (000)
Par (000) Value
Brazil — 0.2%
Federative Republic of Brazil, 10.00%
,
01/01/27 ................. BRL 2 $ 386,557
China — 2.6%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 16,580 2,564,018
2.68%, 05/21/30 ............ 17,620 2,596,408
5,160,426
Germany — 0.1%
Federal Republic of Germany, 0.00%
,
08/15/50 ................. EUR 194 249,174
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(b)
348 469,265
Italy — 1.9%
Republic of Italy:
1.35%, 04/01/30 ............ 1,162 1,536,127
0.95%, 08/01/30 ............ 973 1,242,336
3.85%, 09/01/49
(b)
........... 587 1,132,587
3,911,050
Japan — 0.8%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 175,450 1,598,684
Spain — 1.0%
Kingdom of Spain
(b)
:
0.60%, 10/31/29 ............ EUR 1,029 1,330,833
1.25%, 10/31/30 ............ 140 191,092
2.70%, 10/31/48 ............ 109 195,604
1.00%, 10/31/50 ............ 246 310,684
2,028,213
Total Foreign Government Obligations — 7.7%
(Cost: $14,037,518) .............................. 15,460,900
Shares
Shares
Investment Companies — 6.9%
Consumer Discretionary Select Sector
SPDR Fund ............... 1,509 242,617
Financial Select Sector SPDR Fund . 6,467 190,647
Health Care Select Sector SPDR Fund 2,300 260,912
Industrial Select Sector SPDR Fund
(f)
4,153 367,748
iShares China Large-Cap ETF
(f)*
.... 5,443 252,719
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(h)*
.............. 27,588 2,408,432
iShares iBoxx $ Investment Grade
Corporate Bond ETF
*
......... 7,693 1,062,634
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)*
......... 20,453 2,370,707
iShares Latin America 40 ETF
*
..... 4,400 129,140
iShares MSCI Brazil ETF
*
........ 2,617 97,012
iShares MSCI Emerging Markets ETF
*
641 33,120
iShares Nasdaq Biotechnology ETF
*
. 229 34,691
iShares Russell 2000 ETF
(f)*
...... 12,511 2,452,907
iShares S&P 500 Value ETF
(f)*
..... 1,761 225,443
KraneShares Bosera MSCI China A
ETF ..................... 1,371 62,915
KraneShares CSI China Internet ETF
(f)
1,005 77,174
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 9,732 1,060,204
SPDR EURO STOXX 50 ETF ..... 800 33,376
SPDR Gold Shares
(q)
........... 13,250 2,363,270

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
Investment Companies (continued)
SPDR S&P Oil & Gas Exploration &
Production ETF
(f)
............ 1,568 $ 91,728
VanEck Vectors Semiconductor ETF . 338 73,826
Total Investment Companies — 6.9%
(Cost: $13,128,188) .............................. 13,891,222
Par (000)
Pa r (000)
Municipal Bonds — 0.1%
Puerto Rico - 0.1%
Puerto Rico Sales Tax Financing Corp.
Sales Tax, Series 2018A-1, RB,
5.00%, 07/01/58 ............ USD 130 144,817
Total Municipal Bonds — 0.1%
(Cost: $137,317) ................................ 144,817
Non-Agency Mortgage-Backed Securities — 0.4%
Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes, Series 2020-DNA6, Class B1,
(SOFR + 3.00%), 3.08%, 12/25/50
(a)
(b)
...................... 17 17,350
Commercial Mortgage-Backed Securities — 0.4%
United States — 0.4%
BANK:
Series 2017-BNK8, Class B, 3.93%,
11/15/50
(a)
.............. 13 14,132
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 19,937
BX Commercial Mortgage Trust, Series
2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.81%, 10/15/36
(a)(b)
95 93,283
BX Trust
(a)(b)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 66,585
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 89,886
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 10 10,906
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.09%,
03/10/47
(a)(b)
............. 10 10,479
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 45 48,651
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 16 19,330
Commercial Mortgage Trust, Series
2014-CR21, Class A3, 3.53%,
12/10/47 ................. 32 34,594
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.51%, 12/15/31
(a)(b)
16 15,501
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. 94 101,380
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 38,632
Security
Par (000)
Par (000) Value
United States (continued)
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... USD 35 $ 41,416
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
................ 18 17,548
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.34%,
05/15/48
(a)
.............. 10 10,102
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 30,910
Morgan Stanley Capital I Trust, Series
2020-L4, Class A3, 2.70%, 02/15/53 29 31,235
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 10,957
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.03%, 08/10/49
(a)(b)
.......... 14 14,263
Wells Fargo Commercial Mortgage
Trust
(a)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 33,078
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 11,076
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 26,763
790,644
Total Non-Agency Mortgage-Backed Securities — 0.4%
(Cost: $788,973) ................................ 807,994
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Industrial Conglomerates - 0.1%
Sprott Private Resource Streaming &
Royalty, LP
(r)
............... 166 165,662
Preferred Securities — 2.6%
Par (000)
Pa r (000)
Capital Trusts — 0.3%
United States — 0.3%
American Express Co., Series C ,
(LIBOR USD 3 Month + 3.29%),
3.50%
(a)(n)
................. 73 71,056
Citigroup, Inc., Series Q , (LIBOR USD 3
Month + 4.10%), 4.32%
(a)(n)
..... 101 100,495
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(a)(n)
...... 16 17,640
Goldman Sachs Group, Inc. (The),
Series M , (LIBOR USD 3 Month +
3.92%), 4.13%
(a)(n)
........... 116 115,766
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.85%
(a)(n)
.... 84 83,395

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
NBCUniversal Enterprise, Inc., 5.25%
(b)
(n)
...................... USD 100 $ 102,000
Prudential Financial, Inc.
(a)
:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 44 47,187
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 64 68,681
USB Capital IX , (LIBOR USD 3 Month +
1.02%), 3.50%
(a)(n)
........... 31 30,457
636,677
Total Capital Trusts — 0.3%
(Cost: $630,104) ................................ 636,677
Shares
Shares
Preferred Stocks — 2.2%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(Preference) ............... 300 2,153
Itau Unibanco Holding SA (Preference) 7,480 45,778
47,931
China — 0.2%
Bytedance Ltd. Series E-1 (Acquired
11/11/20, cost $272,511)
(c)(d)(e)
.... 2,487 272,501
Germany — 0.0%
Volkswagen AG (Preference) ...... 28 5,233
India — 0.1%
Think & Learn Pvt Ltd. Series F
(Acquired 12/11/20, cost $103,122)
(c)
(d)(e)
..................... 32 71,826
Jersey — 0.0%
Loadsmart , Inc., Series C (Acquired
10/05/20, cost $85,987)
(c)(d)(e)
.... 10,057 85,987
United Kingdom — 0.4%
Arrival Ltd. Series A (Acquired 10/8/20,
cost $252,641)
(c)(d)(e)
.......... 63,017 856,070
United States — 1.5%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(b)(j)
............. 277 332,032
Aptiv plc, Series A, 5.50% ........ 1,083 167,107
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 4,094 225,702
Boston Scientific Corp., Series A,
5.50%
(f)
.................. 713 78,123
C3 ai , Inc., (Acquired 12/6/2020, cost
$175,999)
(c)(d)
.............. 6,616 877,637
Databricks , Inc., Series F (Acquired
10/22/19, cost $88,431)
(c)(d)(e)
.... 2,059 132,147
DoubleVerify Holdings, Inc., Series A
(Acquired 11/18/20, cost $55,816)
(c)(d)
(e)
...................... 9,729 55,844
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(c)(d)(e)
.............. 2,103 74,762
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $127,944)
(c)(d)(e)
... 46,081 163,588
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $51,112)
(c)(d)(e)
.... 21,089 74,233
Jumpcloud , Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(c)(d)(e)
.... 51,330 93,421
Security
Shares
Shares Value
United States (continued)
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(c)
(d)(e)
..................... 21,278 $ 247,463
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$82,846), Series C
(c)(d)(e)
....... 135 95,919
Neon Parent, Inc.
(c)(e)
........... 217 78,298
Nuvia , Inc., Series B (Acquired
09/17/20, cost $40,480)
(c)(d)(e)
.... 12,621 40,387
SambaNova Systems, Inc. Series C
(Acquired 02/19/20, cost $91,575)
(c)
(d)(e)
..................... 1,720 102,718
Wells Fargo & Co., Series L, 7.50%
(j)(n)
46 69,823
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(c)
(d)(e)
..................... 4,463 71,899
2,981,103
Total Preferred Stocks — 2.2%
(Cost: $2,751,237) .............................. 4,320,651
Trust Preferreds — 0.1%
United States — 0.1%
(a)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.58%, 10/30/40 5,096 145,236
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
6.01%, 02/15/40 ............ 5,598 151,426
296,662
Total Trust Preferreds — 0.1%
(Cost: $280,385) ................................ 296,662
Total Preferred Securities — 2.6%
(Cost: $3,661,726) .............................. 5,253,990
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.70%, 09/25/30
(a)
........... USD 17 20,490
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 100 9,458
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $29,948) ................................ 29,948
U.S. Treasury Obligations — 5.1%
U.S. Treasury Bonds:
1.13%, 05/15/40 - 08/15/40 ..... 1,262 1,195,412
2.38%, 11/15/49
(h)
........... 1,145 1,345,179
1.63%, 11/15/50 ............ 157 156,312
U.S. Treasury Inflation Linked Notes:
0.13%, 10/15/24 - 01/15/30 ..... 2,742 2,962,677
U.S. Treasury Notes:
(q)
2.00%, 11/15/21 ............ 2,200 2,235,922

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75%, 11/15/29
(h)
........... USD 2,068 $ 2,234,434
Total U.S. Treasury Obligations — 5.1%
(Cost: $9,659,237) .............................. 10,129,936
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 2 shares for
1 warrant, Expires 10/08/21, Strike
Price USD 2.00)
(c)(e)
.......... 103 3,533
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/24/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(c)
........... 36 9
United States — 0.0%
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(c)(d)(e)
........ 4,463 4,865
Total Warrants — 0.0% ............................ 8,407
Total Long-Term Investments — 96.9%
(Cost: $154,380,524) ............................. 194,264,402
Short-Term Securities — 5.5%
Money Market Funds — 3.2%
(s)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 110,670 110,670
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(t)
............. 6,398,683 6,400,603
Total Money Market Funds — 3.2%
(Cost: $6,511,273) .............................. 6,511,273
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Royal Bank of Canada,
0.01%, 01/04/21 ............ CAD 25 19,910
Europe — 0.0%
Citibank NA, (0.72)%, 01/04/21 .... EUR 13 15,925
Hong Kong — 0.0%
Brown Brothers Harriman & Co.,
0.00%, 01/04/21 ............ HKD 38 4,950
Singapore — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/04/21 ............ SGD 1 423
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/04/21 ............ GBP 2 2,116
Security
Par (000)
Par (000) Value
United States — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
0.10%, 01/04/21 ............ USD 6 $ 6,165
Total Time Deposits — 0.0%
(Cost: $49,489) ................................ 49,489
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bills
(u)
:
0.07%, 02/04/21 ............ 3,500 3,499,834
0.09%, 02/16/21 ............ 1,000 999,917
Total U.S. Treasury Obligations — 2.3%
(Cost: $4,499,641) .............................. 4,499,751
Total Short-Term Securities — 5.5%
(Cost: $11,060,403) .............................. 11,060,513
Total Options Purchased — 0.9%
(Cost: $1,658,704) .............................. 1,732,742
Total Investments Before Options Written and Investments Sold
Short — 103.3%
(Cost: $167,099,631) ............................. 207,057,657
Total Options Written — (0.6)%
(Premiums Received — $1,133,871) .................. (1,088,861)
Shares
Shares
Investments Sold Short — (0.6)%
Common Stocks — (0.6)%
United States — (0.6)%
Appian Corp.
(c)
................ 477 (77,317)
DoorDash , Inc., Class A
(c)
........ 1,949 (278,220)
Hershey Co. (The) ............. 388 (59,104)
JM Smucker Co. (The) .......... 412 (47,627)
McCormick & Co., Inc. (Non-Voting) . 460 (43,976)
Nordstrom, Inc. ............... 620 (19,350)
Seagate Technology plc ......... 1,988 (123,574)
Snowflake, Inc., Class A
(c)
........ 860 (242,004)
Unity Software, Inc.
(c)
........... 375 (57,552)
Walgreens Boots Alliance, Inc. ..... 4,682 (186,718)
(1,135,442)
Total Common Stocks — (0.6)%
(Proceeds: $1,176,657) ........................... (1,135,442)
Total Investments Sold Short — (0.6)%
(Proceeds: $1,176,657 ) ........................... (1,135,442)
Total Investments Net of Options Written and Investments Sold
Short — 102.1%
(Cost: $164,789,103) ............................. 204,833,354
Liabilities in Excess of Other Assets — (2.1)% ............ (4,291,965)
Net Assets — 100.0% .............................. $ 200,541,389

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,628,002, representing 2.81% of its net assets as of period end, and an original cost of $3,110,351.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)
Perpetual security with no stated maturity date.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(u)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 557,532 $ — $ (446,862) $ — $ — $ 110,670 110,670 $ 2,682 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,544,246 3,858,017 — (1,652) (8) 6,400,603 6,398,683 31,948
(b)
—
iShares China Large-Cap ETF .. 188,612 711,300 (650,172) (2,974) 5,953 252,719 5,443 5,123 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 5,939,723 (3,846,271) 234,763 80,217 2,408,432 27,588 74,571 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 2,391,610 (1,369,393) 18,216 22,201 1,062,634 7,693 7,013 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 2,349,329 — (2) 21,380 2,370,707 20,453 6,722 —
iShares Latin America 40 ETF .. — 110,009 — — 19,131 129,140 4,400 — —
iShares MSCI Brazil ETF ..... — 80,259 — — 16,753 97,012 2,617 723 —
iShares MSCI Emerging Markets
ETF .................. 466,110 — (374,474) (60,593) 2,077 33,120 641 480 —
iShares Nasdaq Biotechnology
ETF .................. — 26,014 — — 8,677 34,691 229 58 —
iShares Russell 2000 ETF ..... 298,206 2,512,788 (434,718) (143,257) 219,888 2,452,907 12,511 7,624 —
iShares S&P 500 Value ETF ... 231,300 — (2,234) 146 (3,769) 225,443 1,761 5,334 —
$ 44,647 $ 392,500 $ 15,578,078 $ 142,278 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 11 03/08/21 $ 2,043 $ 7,832
Euro-OAT ............................................................... 9 03/08/21 1,846 4,773
Australia 10 Year Bond ...................................................... 6 03/15/21 681 836
DAX Index .............................................................. 1 03/19/21 420 2,169
EURO STOXX 50 Index ..................................................... 22 03/19/21 954 1,852
MSCI Emerging Markets E-Mini Index ............................................ 5 03/19/21 322 6,975
NASDAQ 100 E-Mini Index ................................................... 3 03/19/21 773 12,060
Russell 2000 E-Mini Index .................................................... 5 03/19/21 494 3,699
U.S. Treasury 10 Year Note ................................................... 35 03/22/21 4,833 9,616
U.S. Treasury 10 Year Ultra Note ............................................... 65 03/22/21 10,163 (14,580)
35,232
Short Contracts
Euro-Bund .............................................................. 1 03/08/21 217 (446)
FTSE 100 Index .......................................................... 1 03/19/21 88 1,638
S&P 500 E-Mini Index ...................................................... 102 03/19/21 19,119 (453,673)
U.S. Treasury Long Bond .................................................... 1 03/22/21 173 2,209
U.S. Treasury Ultra Bond .................................................... 4 03/22/21 854 3,689
U.S. Treasury 2 Year Note .................................................... 52 03/31/21 11,491 (11,157)
U.S. Treasury 5 Year Note .................................................... 34 03/31/21 4,290 (5,389)
(463,129)
$ (427,897)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 549,865 USD 642,897 JPMorgan Chase Bank NA 01/08/21 $ 28,911
GBP 453,000 USD 586,517 JPMorgan Chase Bank NA 01/08/21 32,982
JPY 89,201,000 USD 845,419 JPMorgan Chase Bank NA 01/08/21 18,507
CAD 320,000 USD 238,833 Goldman Sachs International 01/14/21 12,575
EUR 354,793 USD 420,799 HSBC Bank plc 01/14/21 12,743
GBP 730,000 USD 938,863 JPMorgan Chase Bank NA 01/14/21 59,506
JPY 123,350,000 USD 1,169,105 Morgan Stanley & Co. International plc 01/14/21 25,655
EUR 5,875 USD 6,918 JPMorgan Chase Bank NA 01/15/21 261
EUR 597,125 USD 703,167 Morgan Stanley & Co. International plc 01/15/21 26,511
GBP 1,096,000 USD 1,419,160 Barclays Bank plc 01/22/21 79,845
JPY 64,093,000 USD 614,732 Barclays Bank plc 01/28/21 6,175
MXN 9,156,293 USD 422,720 Citibank NA 01/28/21 36,170
JPY 64,092,000 USD 614,729 Barclays Bank plc 01/29/21 6,176
JPY 67,911,000 USD 650,440 Morgan Stanley & Co. International plc 02/04/21 7,511
MXN 6,386,000 USD 298,098 Goldman Sachs International 02/04/21 21,696
JPY 67,817,000 USD 649,645 JPMorgan Chase Bank NA 02/05/21 7,402
EUR 466,818 USD 554,848 Barclays Bank plc 02/11/21 15,947
CHF 380,000 USD 417,896 JPMorgan Chase Bank NA 02/12/21 11,838
JPY 83,580,000 USD 800,539 Goldman Sachs International 02/12/21 9,282
JPY 83,452,000 USD 799,524 Goldman Sachs International 02/18/21 9,103
EUR 447,000 USD 531,705 Bank of America NA 02/19/21 14,946
JPY 74,429,000 USD 707,442 JPMorgan Chase Bank NA 02/19/21 13,761
EUR 60,476 USD 73,657 Bank of America NA 02/25/21 310
EUR 274,000 USD 323,470 Citibank NA 02/25/21 11,655
JPY 74,320,000 USD 706,452 Morgan Stanley & Co. International plc 02/25/21 13,736
EUR 694,269 USD 821,750 Morgan Stanley & Co. International plc 02/26/21 27,417
KRW 598,178,000 USD 535,704 HSBC Bank plc 02/26/21 14,082
EUR 371,000 USD 446,223 Citibank NA 03/04/21 7,605
EUR 548,416 USD 655,459 Morgan Stanley & Co. International plc 03/04/21 15,396

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 46,519,000 USD 446,000 Morgan Stanley & Co. International plc 03/04/21 $ 4,816
EUR 313,144 USD 380,043 Citibank NA 03/11/21 3,075
JPY 102,600,000 USD 986,665 JPMorgan Chase Bank NA 03/11/21 7,721
EUR 549,932 USD 669,120 HSBC Bank plc 03/18/21 3,809
GBP 338,025 EUR 373,000 Morgan Stanley & Co. International plc 03/18/21 6,034
GBP 283,000 USD 380,431 HSBC Bank plc 03/18/21 6,747
EUR 314,057 USD 382,665 HSBC Bank plc 03/19/21 1,642
EUR 472,000 USD 575,252 JPMorgan Chase Bank NA 03/25/21 2,411
GBP 350,000 USD 473,144 HSBC Bank plc 03/25/21 5,718
GBP 132,000 USD 178,951 Deutsche Bank AG 04/01/21 1,656
JPY 86,567,000 USD 834,546 Citibank NA 04/01/21 4,694
JPY 88,507,791 USD 853,268 Citibank NA 04/02/21 4,800
600,827
JPY 55,780,952 EUR 453,000 Goldman Sachs International 01/08/21 (13,208)
USD 353,534 INR 26,292,000 Barclays Bank plc 01/08/21 (6,256)
USD 41,048 JPY 4,322,000 Morgan Stanley & Co. International plc 01/14/21 (815)
USD 262,423 AUD 369,000 Bank of America NA 01/15/21 (22,096)
USD 817,098 CNY 5,549,000 BNP Paribas SA 01/15/21 (35,638)
USD 146,670 EUR 124,030 Barclays Bank plc 01/15/21 (4,892)
USD 217,226 EUR 183,287 JPMorgan Chase Bank NA 01/15/21 (6,748)
USD 698,743 AUD 990,000 BNP Paribas SA 01/22/21 (64,658)
EUR 227,000 AUD 376,598 Bank of America NA 01/29/21 (12,940)
JPY 92,274,393 EUR 752,000 BNP Paribas SA 01/29/21 (25,307)
USD 584,084 CNY 3,928,000 BNP Paribas SA 02/04/21 (18,749)
USD 856,603 HKD 6,641,000 BNP Paribas SA 02/04/21 (129)
USD 347,930 CNY 2,340,000 Citibank NA 02/05/21 (11,168)
USD 853,299 HKD 6,619,000 HSBC Bank plc 02/11/21 (610)
USD 491 MXN 9,925 UBS AG 02/11/21 (6)
USD 822,414 EUR 694,000 JPMorgan Chase Bank NA 02/26/21 (26,424)
USD 534,897 ZAR 8,459,000 Bank of America NA 02/26/21 (36,873)
USD 490,749 CNY 3,228,000 Morgan Stanley & Co. International plc 03/04/21 (3,755)
USD 658,856 EUR 548,000 Citibank NA 03/04/21 (11,490)
USD 812,638 CNY 5,335,000 Barclays Bank plc 03/11/21 (4,246)
USD 15,534 CNY 102,000 HSBC Bank plc 03/11/21 (84)
USD 536,562 INR 39,947,000 Citibank NA 03/12/21 (6,685)
CAD 1,117,000 USD 878,065 Deutsche Bank AG 03/19/21 (363)
JPY 33,054,339 EUR 262,000 Bank of America NA 03/19/21 (212)
USD 812,956 CNY 5,346,000 HSBC Bank plc 04/01/21 (4,395)
(317,747)
$ 283,080
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency One-Touch
Goldman Sachs
International — 01/15/21 NOK 11.75 NOK 11.75 EUR 27 $ 74
USD Currency One-Touch Citibank NA — 02/18/21 NOK 8.10 NOK 8.10 USD 19 2,036
EUR Currency One-Touch
Bank of America
NA — 03/09/21 USD 1.17 USD 1.17 EUR 15 2,496
SPDR Gold Shares
(a)
Up and Out
Morgan Stanley &
Co. International
plc 2,450 03/19/21 USD 191.10 USD 218.40 USD 2 2,355
6,961

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency One-Touch
Bank of America
NA — 01/20/21 USD 1.20 USD 1.20 EUR 35 $ 4,951
EUR Currency Down and Out
Bank of America
NA — 02/18/21 USD 1.21 USD 1.18 EUR 569 1,823
USD Currency One-Touch HSBC Bank plc — 02/18/21 JPY 100.00 JPY 100.00 USD 38 7,661
EUR Currency Down and Out
Bank of America
NA — 03/04/21 USD 1.21 USD 1.18 EUR 569 4,489
18,924
$ 25,885
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alibaba Group Holding Ltd. ..................... 9 01/15/21 USD 305.00 USD 209 $ 90
Amazon.com, Inc. ........................... 1 01/15/21 USD 3,300.00 USD 326 5,265
Apple, Inc. ................................ 32 01/15/21 USD 125.00 USD 425 28,400
Autodesk, Inc. .............................. 8 01/15/21 USD 260.00 USD 244 36,320
Bank of America Corp. ........................ 33 01/15/21 USD 27.00 USD 100 11,220
Comcast Corp. ............................. 43 01/15/21 USD 45.00 USD 225 31,928
ConocoPhillips ............................. 21 01/15/21 USD 44.00 USD 84 693
DAX Index ................................ 13 01/15/21 EUR 13,800.00 EUR 892 16,378
DR Horton, Inc. ............................. 50 01/15/21 USD 80.00 USD 345 550
Exxon Mobil Corp. ........................... 54 01/15/21 USD 45.00 USD 223 1,080
Home Depot, Inc. (The) ....................... 15 01/15/21 USD 300.00 USD 398 75
Industrial Select Sector SPDR Fund ............... 27 01/15/21 USD 92.00 USD 239 932
iShares MSCI Emerging Markets ETF .............. 25 01/15/21 USD 51.00 USD 129 3,038
Marathon Oil Corp. .......................... 22 01/15/21 USD 5.00 USD 15 3,696
Mastercard , Inc. ............................ 6 01/15/21 USD 315.00 USD 214 25,245
Mastercard , Inc. ............................ 15 01/15/21 USD 335.00 USD 535 34,950
Merck & Co., Inc. ............................ 22 01/15/21 USD 85.00 USD 180 1,133
Micron Technology, Inc. ....................... 42 01/15/21 USD 77.50 USD 316 10,332
Morgan Stanley ............................. 36 01/15/21 USD 55.00 USD 247 49,140
PPG Industries, Inc. .......................... 16 01/15/21 USD 125.00 USD 231 31,120
Raytheon Technologies Corp. ................... 29 01/15/21 USD 65.00 USD 207 19,648
SPDR S&P 500 ETF Trust ...................... 38 01/15/21 USD 373.00 USD 1,421 22,325
SPDR S&P 500 ETF Trust ...................... 92 01/15/21 USD 375.00 USD 3,440 42,642
SPDR S&P 500 ETF Trust ...................... 133 01/15/21 USD 370.00 USD 4,973 106,068
SPDR S&P Oil & Gas Exploration & Production ETF .... 27 01/15/21 USD 62.00 USD 158 2,916
Union Pacific Corp. .......................... 10 01/15/21 USD 200.00 USD 208 9,950
United Parcel Service, Inc. ..................... 5 01/15/21 USD 180.00 USD 84 238
VanEck Vectors Semiconductor ETF ............... 5 01/15/21 USD 185.00 USD 109 16,713
VanEck Vectors Semiconductor ETF ............... 10 01/15/21 USD 225.00 USD 218 1,945
VanEck Vectors Semiconductor ETF ............... 16 01/15/21 USD 205.00 USD 349 23,280
Walt Disney Co. (The) ........................ 14 01/15/21 USD 140.00 USD 254 57,855
Walt Disney Co. (The) ........................ 16 01/15/21 USD 160.00 USD 290 34,440
Wayfair, Inc. ............................... 3 01/15/21 USD 280.00 USD 68 218
Alibaba Group Holding Ltd. ..................... 14 02/19/21 USD 210.00 USD 326 39,725
Alphabet, Inc. .............................. 2 02/19/21 USD 1,920.00 USD 350 5,190
Capri Holdings Ltd. .......................... 34 02/19/21 USD 45.00 USD 143 10,336
DAX Index ................................ 4 02/19/21 EUR 14,000.00 EUR 274 7,159
Exxon Mobil Corp. ........................... 61 02/19/21 USD 45.00 USD 251 6,375
Global Payments, Inc. ........................ 11 02/19/21 USD 210.00 USD 237 13,365
Global Payments, Inc. ........................ 11 02/19/21 USD 190.00 USD 237 28,765
iShares MSCI Emerging Markets ETF .............. 29 02/19/21 USD 51.00 USD 150 5,655
Microsoft Corp. ............................. 9 02/19/21 USD 215.00 USD 200 12,195
Raytheon Technologies Corp. ................... 29 02/19/21 USD 65.00 USD 207 21,895

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 62 02/19/21 USD 382.00 USD 2,318 $ 36,549
SPDR S&P 500 ETF Trust ...................... 278 02/19/21 USD 380.00 USD 10,394 191,264
Volvo AB ................................. 24 02/19/21 SEK 210.00 SEK 465 678
Walmart, Inc. .............................. 13 02/19/21 USD 155.00 USD 187 2,464
Alibaba Group Holding Ltd. ..................... 13 03/19/21 USD 240.00 USD 303 18,298
Bank of America Corp. ........................ 38 03/19/21 USD 25.00 USD 115 21,375
iShares MSCI Brazil ETF ...................... 88 03/19/21 USD 40.00 USD 326 11,880
Lowe's Cos., Inc. ............................ 8 03/19/21 USD 170.00 USD 128 3,960
PayPal Holdings, Inc. ......................... 6 03/19/21 USD 250.00 USD 141 6,405
SPDR S&P 500 ETF Trust ...................... 10 12/17/21 USD 360.00 USD 374 37,890
1,111,246
Put
SPDR S&P 500 ETF Trust ...................... 82 01/04/21 USD 360.00 USD 3,066 1,394
SPDR S&P 500 ETF Trust ...................... 120 01/04/21 USD 350.00 USD 4,487 1,260
Alphabet, Inc. .............................. 2 01/15/21 USD 1,560.00 USD 350 525
Amazon.com, Inc. ........................... 1 01/15/21 USD 3,250.00 USD 326 6,935
Apple, Inc. ................................ 21 01/15/21 USD 125.00 USD 279 2,226
Capital One Financial Corp. ..................... 11 01/15/21 USD 87.50 USD 109 440
Johnson & Johnson .......................... 6 01/15/21 USD 145.00 USD 94 81
Micron Technology, Inc. ....................... 14 01/15/21 USD 67.50 USD 105 1,071
Microsoft Corp. ............................. 13 01/15/21 USD 215.00 USD 289 2,327
NXP Semiconductors NV ...................... 6 01/15/21 USD 150.00 USD 95 861
Walmart, Inc. .............................. 7 01/15/21 USD 140.00 USD 101 616
CBOE Volatility Index ......................... 164 01/20/21 USD 22.00 USD 373 24,600
CBOE Volatility Index ......................... 108 02/17/21 USD 21.00 USD 246 13,230
Amazon.com, Inc. ........................... 1 02/19/21 USD 3,350.00 USD 326 22,723
Apple, Inc. ................................ 8 02/19/21 USD 115.00 USD 106 1,452
Aptiv plc .................................. 16 02/19/21 USD 115.00 USD 208 3,360
Comcast Corp. ............................. 38 02/19/21 USD 47.50 USD 199 2,527
Microsoft Corp. ............................. 12 02/19/21 USD 215.00 USD 267 7,890
SPDR S&P 500 ETF Trust ...................... 32 02/19/21 USD 345.00 USD 1,196 11,792
Walt Disney Co. (The) ........................ 6 02/19/21 USD 165.00 USD 109 1,980
CBOE Volatility Index ......................... 29 03/17/21 USD 24.00 USD 66 9,135
CBOE Volatility Index ......................... 108 03/17/21 USD 21.00 USD 246 17,010
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 66 03/19/21 USD 134.00 USD 912 6,732
Mastercard , Inc. ............................ 6 03/19/21 USD 310.00 USD 214 3,480
143,647
$ 1,254,893
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
...... Societe Generale SA 1,381 01/15/21 USD 180.00 USD 246 $ 2,769
EUR Currency ........... BNP Paribas SA — 01/27/21 USD 1.22 EUR 880 11,400
TOPIX Index ............ Goldman Sachs International 9,149 02/12/21 JPY 1,775.00 JPY 16,511 4,962
Givaudan SA ........... UBS AG 14 02/19/21 CHF 3,680.00 CHF 52 2,020
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 569 02/19/21 USD 178.00 USD 101 2,930
Union Pacific Corp. ....... Goldman Sachs International 848 02/19/21 USD 195.00 USD 177 15,031
WisdomTree Japan Hedged
Equity Fund .......... Goldman Sachs International 1,738 02/19/21 USD 50.00 USD 95 8,200
adidas AG ............. Barclays Bank plc 509 03/19/21 EUR 310.00 EUR 152 6,830
iShares Russell 2000 Value
ETF ............... Goldman Sachs International 802 03/19/21 USD 125.66 USD 106 8,880
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 169 03/19/21 EUR 510.00 EUR 86 4,717
SPDR Gold Shares
(a)
...... Societe Generale SA 1,377 03/19/21 USD 180.00 USD 246 7,849
Starbucks Corp. ......... Citibank NA 1,016 03/19/21 USD 107.50 USD 109 5,241

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Vanguard Small-Cap Value
ETF ............... Morgan Stanley & Co. International plc 739 03/19/21 USD 137.05 USD 105 $ 7,903
SPDR Gold Shares
(a)
...... JPMorgan Chase Bank NA 1,202 04/16/21 USD 181.00 USD 214 7,647
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 4,400 06/18/21 USD 360.00 USD 1,645 129,146
EURO STOXX 50 Price Index Credit Suisse International 108 12/17/21 EUR 3,400.00 EUR 384 39,707
265,232
Put
USD Currency ........... Morgan Stanley & Co. International plc — 01/21/21 JPY 104.00 USD 1,387 14,240
USD Currency ........... Bank of America NA — 02/03/21 JPY 101.00 USD 2,218 4,291
18,531
$ 283,763
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 97.1 ...... Goldman Sachs International 3 01/08/21 USD 11 $ 97
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 97.4 ...... Goldman Sachs International 3 01/15/21 USD 11 338
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 100.35 .... Goldman Sachs International 5 03/19/21 USD 18 1,427
$ 1,862
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.16% Semi-Annual
Morgan Stanley & Co.
International plc 01/19/21 1.16 % USD 1,793 $ 2,008
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual Citibank NA 02/09/21 1.30 USD 1,095 13,251
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.27% Semi-Annual
Goldman Sachs
International 02/18/21 1.27 USD 1,207 14,560
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 798 10,269
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 260 3,504
43,592
Put
30-Year Interest Rate Swap
(a)
1.48% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/26/21 1.48 USD 754 8,105
30-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/08/21 0.89 USD 456 60,610
5-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.60 USD 5,900 9,547
5-Year Interest Rate Swap
(a)
. 0.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.62 USD 2,429 3,462
5-Year Interest Rate Swap
(a)
. 0.63% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 05/24/21 0.63 USD 5,690 13,945
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/25/21 0.64 USD 5,748 13,539

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/25/21 0.64 % USD 5,748 $ 13,539
122,747
$ 166,339
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 108 12/17/21 EUR 2,600.00 EUR 2,200.00 EUR — $ (8,760)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Apple, Inc. ................................. 22 01/15/21 USD 130.00 USD 292 $ (11,165)
Apple, Inc. ................................. 23 01/15/21 USD 140.00 USD 305 (2,829)
Apple, Inc. ................................. 60 01/15/21 USD 150.00 USD 796 (1,830)
Applied Materials, Inc. ......................... 34 01/15/21 USD 70.00 USD 293 (55,335)
Autodesk, Inc. ............................... 14 01/15/21 USD 290.00 USD 427 (25,165)
Bank of America Corp. ......................... 38 01/15/21 USD 28.00 USD 115 (9,348)
Bank of America Corp. ......................... 71 01/15/21 USD 31.00 USD 215 (3,408)
Capital One Financial Corp. ...................... 22 01/15/21 USD 100.00 USD 217 (5,137)
Citigroup, Inc. ............................... 20 01/15/21 USD 55.00 USD 123 (13,900)
Citigroup, Inc. ............................... 22 01/15/21 USD 52.50 USD 136 (20,625)
Citigroup, Inc. ............................... 34 01/15/21 USD 50.00 USD 210 (40,035)
Comcast Corp. .............................. 43 01/15/21 USD 52.50 USD 225 (3,870)
Crowdstrike Holdings, Inc. ....................... 6 01/15/21 USD 190.00 USD 127 (14,520)
Guardant Health, Inc. .......................... 10 01/15/21 USD 120.00 USD 129 (11,200)
HCA Healthcare, Inc. .......................... 12 01/15/21 USD 170.00 USD 197 (2,647)
Intuitive Surgical, Inc. .......................... 1 01/15/21 USD 800.00 USD 82 (3,285)
iShares Russell 2000 ETF ....................... 79 01/15/21 USD 210.00 USD 1,549 (2,647)
Johnson & Johnson ........................... 6 01/15/21 USD 165.00 USD 94 (417)
JPMorgan Chase & Co. ........................ 9 01/15/21 USD 115.00 USD 114 (10,868)
JPMorgan Chase & Co. ........................ 10 01/15/21 USD 110.00 USD 127 (17,175)
JPMorgan Chase & Co. ........................ 19 01/15/21 USD 120.00 USD 241 (14,013)
Lowe's Cos., Inc. ............................. 5 01/15/21 USD 170.00 USD 80 (268)
Mastercard , Inc. ............................. 6 01/15/21 USD 350.00 USD 214 (6,870)
Mastercard , Inc. ............................. 15 01/15/21 USD 365.00 USD 535 (6,225)
Micron Technology, Inc. ........................ 14 01/15/21 USD 80.00 USD 105 (2,359)
Morgan Stanley .............................. 19 01/15/21 USD 57.50 USD 130 (21,233)
Morgan Stanley .............................. 36 01/15/21 USD 62.50 USD 247 (22,770)
Morgan Stanley .............................. 57 01/15/21 USD 60.00 USD 391 (49,448)
NXP Semiconductors NV ....................... 6 01/15/21 USD 175.00 USD 95 (324)
Okta , Inc. .................................. 3 01/15/21 USD 290.00 USD 76 (290)
PayPal Holdings, Inc. .......................... 5 01/15/21 USD 240.00 USD 117 (2,025)
Penn National Gaming, Inc. ...................... 6 01/15/21 USD 110.00 USD 52 (174)
PPG Industries, Inc. ........................... 16 01/15/21 USD 140.00 USD 231 (9,120)
Raytheon Technologies Corp. .................... 29 01/15/21 USD 75.00 USD 207 (1,334)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
ResMed , Inc. ............................... 4 01/15/21 USD 195.00 USD 85 $ (7,160)
SPDR S&P 500 ETF Trust ....................... 62 01/15/21 USD 380.00 USD 2,318 (13,950)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 27 01/15/21 USD 68.00 USD 158 (621)
TJX Cos., Inc. (The) ........................... 21 01/15/21 USD 70.00 USD 143 (1,943)
Truist Financial Corp. .......................... 13 01/15/21 USD 50.00 USD 62 (585)
Uber Technologies, Inc. ........................ 20 01/15/21 USD 55.00 USD 102 (1,110)
United Parcel Service, Inc. ...................... 10 01/15/21 USD 190.00 USD 168 (140)
US Bancorp ................................ 59 01/15/21 USD 45.00 USD 275 (12,803)
VanEck Vectors Semiconductor ETF ................ 5 01/15/21 USD 210.00 USD 109 (5,188)
Walmart, Inc. ............................... 7 01/15/21 USD 160.00 USD 101 (49)
Walt Disney Co. (The) ......................... 8 01/15/21 USD 175.00 USD 145 (6,640)
Walt Disney Co. (The) ......................... 14 01/15/21 USD 155.00 USD 254 (37,065)
Zoetis, Inc. ................................. 3 01/15/21 USD 175.00 USD 50 (143)
Zscaler , Inc. ................................ 4 01/15/21 USD 210.00 USD 80 (1,700)
Abbott Laboratories ........................... 9 02/19/21 USD 120.00 USD 99 (914)
Alibaba Group Holding Ltd. ...................... 16 02/19/21 USD 350.00 USD 372 (376)
Alphabet, Inc. ............................... 2 02/19/21 USD 2,000.00 USD 350 (2,410)
Alphabet, Inc. ............................... 2 02/19/21 USD 2,100.00 USD 350 (1,100)
Amazon.com, Inc. ............................ 1 02/19/21 USD 3,600.00 USD 326 (6,288)
Amazon.com, Inc. ............................ 1 02/19/21 USD 3,900.00 USD 326 (2,520)
Apple, Inc. ................................. 8 02/19/21 USD 140.00 USD 106 (3,580)
Apple, Inc. ................................. 16 02/19/21 USD 135.00 USD 212 (10,120)
Aptiv plc ................................... 16 02/19/21 USD 135.00 USD 208 (8,400)
Bank of America Corp. ......................... 37 02/19/21 USD 30.00 USD 112 (5,846)
Bank of America Corp. ......................... 41 02/19/21 USD 29.00 USD 124 (9,020)
Boston Scientific Corp. ......................... 25 02/19/21 USD 40.00 USD 90 (938)
Capri Holdings Ltd. ........................... 34 02/19/21 USD 55.00 USD 143 (2,074)
Comcast Corp. .............................. 38 02/19/21 USD 57.50 USD 199 (1,824)
ConocoPhillips .............................. 41 02/19/21 USD 55.00 USD 164 (513)
Exxon Mobil Corp. ............................ 23 02/19/21 USD 55.00 USD 95 (334)
Facebook, Inc. .............................. 3 02/19/21 USD 320.00 USD 82 (803)
Global Payments, Inc. ......................... 11 02/19/21 USD 220.00 USD 237 (7,425)
Global Payments, Inc. ......................... 11 02/19/21 USD 230.00 USD 237 (4,345)
Merck & Co., Inc. ............................. 12 02/19/21 USD 87.50 USD 98 (1,026)
Microsoft Corp. .............................. 4 02/19/21 USD 250.00 USD 89 (606)
Microsoft Corp. .............................. 4 02/19/21 USD 255.00 USD 89 (432)
Microsoft Corp. .............................. 9 02/19/21 USD 245.00 USD 200 (1,841)
Raytheon Technologies Corp. .................... 29 02/19/21 USD 75.00 USD 207 (5,713)
salesforce.com, Inc. ........................... 8 02/19/21 USD 280.00 USD 178 (480)
salesforce.com, Inc. ........................... 18 02/19/21 USD 260.00 USD 401 (2,754)
ServiceNow , Inc. ............................. 2 02/19/21 USD 580.00 USD 110 (4,000)
Societe Generale SA .......................... 53 02/19/21 EUR 20.00 EUR 90 (1,651)
SPDR S&P 500 ETF Trust ....................... 32 02/19/21 USD 400.00 USD 1,196 (3,408)
Starbucks Corp. ............................. 20 02/19/21 USD 110.00 USD 214 (5,850)
Walt Disney Co. (The) ......................... 6 02/19/21 USD 190.00 USD 109 (3,510)
Alibaba Group Holding Ltd. ...................... 13 03/19/21 USD 300.00 USD 303 (2,685)
Apple, Inc. ................................. 59 03/19/21 USD 150.00 USD 783 (20,355)
Bank of America Corp. ......................... 17 03/19/21 USD 33.00 USD 52 (1,199)
Bank of America Corp. ......................... 38 03/19/21 USD 30.00 USD 115 (7,182)
Bank of America Corp. ......................... 38 03/19/21 USD 28.00 USD 115 (11,970)
Citigroup, Inc. ............................... 12 03/19/21 USD 52.50 USD 74 (12,120)
Citigroup, Inc. ............................... 33 03/19/21 USD 70.00 USD 203 (4,142)
Goldman Sachs Group, Inc. (The) ................. 8 03/19/21 USD 270.00 USD 211 (9,360)
Gores Holdings IV, Inc. ......................... 32 03/19/21 USD 15.00 USD 42 (6,960)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 66 03/19/21 USD 140.00 USD 912 (4,191)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 93 03/19/21 USD 139.00 USD 1,285 (9,858)
iShares MSCI Brazil ETF ....................... 88 03/19/21 USD 45.00 USD 326 (3,036)
Johnson & Johnson ........................... 4 03/19/21 USD 170.00 USD 63 (958)
JPMorgan Chase & Co. ........................ 8 03/19/21 USD 135.00 USD 102 (2,720)
JPMorgan Chase & Co. ........................ 14 03/19/21 USD 140.00 USD 178 (3,059)
Lowe's Cos., Inc. ............................. 5 03/19/21 USD 175.00 USD 80 (1,850)
Lowe's Cos., Inc. ............................. 8 03/19/21 USD 190.00 USD 128 (1,004)
Mastercard , Inc. ............................. 6 03/19/21 USD 370.00 USD 214 (8,955)
NextEra Energy, Inc. .......................... 13 03/19/21 USD 85.00 USD 100 (1,235)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
NVIDIA Corp. ............................... 1 03/19/21 USD 700.00 USD 52 $ (405)
PayPal Holdings, Inc. .......................... 6 03/19/21 USD 310.00 USD 141 (885)
Southwest Airlines Co. ......................... 17 03/19/21 USD 60.00 USD 79 (884)
Starbucks Corp. ............................. 8 03/19/21 USD 105.00 USD 86 (5,120)
Toll Brothers, Inc. ............................. 13 03/19/21 USD 55.00 USD 57 (748)
Truist Financial Corp. .......................... 13 03/19/21 USD 55.00 USD 62 (813)
Goldman Sachs Group, Inc. (The) ................. 3 04/16/21 USD 240.00 USD 79 (9,225)
SPDR S&P 500 ETF Trust ....................... 91 06/18/21 USD 400.00 USD 3,402 (64,019)
(775,995)
Put
Alphabet, Inc. ............................... 2 01/15/21 USD 1,320.00 USD 350 (100)
Amazon.com, Inc. ............................ 1 01/15/21 USD 2,740.00 USD 326 (289)
Amazon.com, Inc. ............................ 1 01/15/21 USD 2,695.00 USD 326 (235)
Apple, Inc. ................................. 21 01/15/21 USD 107.50 USD 279 (410)
Apple, Inc. ................................. 23 01/15/21 USD 102.50 USD 305 (357)
Apple, Inc. ................................. 32 01/15/21 USD 100.00 USD 425 (432)
Autodesk, Inc. ............................... 8 01/15/21 USD 210.00 USD 244 (120)
Bank of America Corp. ......................... 38 01/15/21 USD 20.00 USD 115 (76)
Bank of America Corp. ......................... 71 01/15/21 USD 22.00 USD 215 (107)
Capital One Financial Corp. ...................... 11 01/15/21 USD 77.50 USD 109 (127)
Comcast Corp. .............................. 43 01/15/21 USD 37.50 USD 225 (172)
DR Horton, Inc. .............................. 50 01/15/21 USD 60.00 USD 345 (600)
Freeport-McMoran , Inc. ........................ 12 01/15/21 USD 19.00 USD 31 (36)
Freeport-McMoran , Inc. ........................ 26 01/15/21 USD 18.00 USD 68 (26)
Home Depot, Inc. (The) ........................ 15 01/15/21 USD 250.00 USD 398 (1,155)
JPMorgan Chase & Co. ........................ 19 01/15/21 USD 80.00 USD 241 (76)
Mastercard , Inc. ............................. 6 01/15/21 USD 280.00 USD 214 (72)
Mastercard , Inc. ............................. 8 01/15/21 USD 300.00 USD 286 (220)
Merck & Co., Inc. ............................. 22 01/15/21 USD 72.50 USD 180 (253)
Micron Technology, Inc. ........................ 14 01/15/21 USD 57.50 USD 105 (154)
Microsoft Corp. .............................. 13 01/15/21 USD 180.00 USD 289 (169)
Morgan Stanley .............................. 36 01/15/21 USD 44.00 USD 247 (108)
NXP Semiconductors NV ....................... 6 01/15/21 USD 135.00 USD 95 (153)
PPG Industries, Inc. ........................... 16 01/15/21 USD 100.00 USD 231 (80)
Raytheon Technologies Corp. .................... 29 01/15/21 USD 55.00 USD 207 (305)
SPDR S&P 500 ETF Trust ....................... 93 01/15/21 USD 345.00 USD 3,477 (7,719)
SPDR S&P 500 ETF Trust ....................... 120 01/15/21 USD 330.00 USD 4,487 (4,980)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 27 01/15/21 USD 50.00 USD 158 (648)
Truist Financial Corp. .......................... 13 01/15/21 USD 35.00 USD 62 (195)
Union Pacific Corp. ........................... 10 01/15/21 USD 165.00 USD 208 (175)
Walmart, Inc. ............................... 7 01/15/21 USD 130.00 USD 101 (84)
Wayfair, Inc. ................................ 3 01/15/21 USD 230.00 USD 68 (3,930)
Zoetis, Inc. ................................. 3 01/15/21 USD 140.00 USD 50 (120)
CBOE Volatility Index .......................... 33 01/20/21 USD 18.00 USD 75 (330)
CBOE Volatility Index .......................... 131 01/20/21 USD 19.00 USD 298 (3,603)
CBOE Volatility Index .......................... 216 02/17/21 USD 17.00 USD 491 (3,780)
Alibaba Group Holding Ltd. ...................... 6 02/19/21 USD 240.00 USD 140 (10,380)
Alphabet, Inc. ............................... 1 02/19/21 USD 1,495.00 USD 175 (1,520)
Amazon.com, Inc. ............................ 1 02/19/21 USD 2,840.00 USD 326 (3,680)
Amazon.com, Inc. ............................ 1 02/19/21 USD 2,800.00 USD 326 (2,885)
Apple, Inc. ................................. 16 02/19/21 USD 100.00 USD 212 (944)
Aptiv plc ................................... 16 02/19/21 USD 105.00 USD 208 (1,640)
Bank of America Corp. ......................... 37 02/19/21 USD 20.00 USD 112 (148)
Bank of America Corp. ......................... 45 02/19/21 USD 26.00 USD 136 (1,125)
Boston Scientific Corp. ......................... 25 02/19/21 USD 31.00 USD 90 (663)
Capri Holdings Ltd. ........................... 34 02/19/21 USD 30.00 USD 143 (1,768)
Comcast Corp. .............................. 38 02/19/21 USD 42.50 USD 199 (760)
Facebook, Inc. .............................. 3 02/19/21 USD 235.00 USD 82 (1,185)
Global Payments, Inc. ......................... 11 02/19/21 USD 165.00 USD 237 (688)
Global Payments, Inc. ......................... 11 02/19/21 USD 155.00 USD 237 (798)
Microsoft Corp. .............................. 16 02/19/21 USD 185.00 USD 356 (1,632)
Raytheon Technologies Corp. .................... 29 02/19/21 USD 50.00 USD 207 (682)
salesforce.com, Inc. ........................... 11 02/19/21 USD 220.00 USD 245 (10,010)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
salesforce.com, Inc. ........................... 18 02/19/21 USD 190.00 USD 401 $ (2,835)
SPDR S&P 500 ETF Trust ....................... 32 02/19/21 USD 290.00 USD 1,196 (2,176)
Starbucks Corp. ............................. 20 02/19/21 USD 80.00 USD 214 (410)
Volvo AB .................................. 24 02/19/21 SEK 180.00 SEK 465 (919)
Vulcan Materials Co. .......................... 7 02/19/21 USD 110.00 USD 104 (368)
Walmart, Inc. ............................... 13 02/19/21 USD 135.00 USD 187 (2,360)
Walt Disney Co. (The) ......................... 6 02/19/21 USD 140.00 USD 109 (420)
CBOE Volatility Index .......................... 216 03/17/21 USD 17.00 USD 491 (7,560)
Alibaba Group Holding Ltd. ...................... 13 03/19/21 USD 175.00 USD 303 (3,166)
Lowe's Cos., Inc. ............................. 8 03/19/21 USD 135.00 USD 128 (1,468)
Mastercard , Inc. ............................. 6 03/19/21 USD 280.00 USD 214 (1,215)
Truist Financial Corp. .......................... 13 03/19/21 USD 40.00 USD 62 (1,073)
SPDR S&P 500 ETF Trust ....................... 28 06/18/21 USD 250.00 USD 1,047 (6,104)
SPDR S&P 500 ETF Trust ....................... 5 12/17/21 USD 270.00 USD 187 (3,915)
(105,893)
$ (881,888)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
......... Societe Generale SA 1,396 01/15/21 USD 192.00 USD 249 $ (69)
SPDR Gold Shares
(a)
......... Societe Generale SA 685 01/15/21 USD 190.00 USD 122 (151)
USD Currency .............. Morgan Stanley & Co. International plc — 01/21/21 JPY 108.00 USD 1,387 (79)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.34 EUR 1,319 (23)
Disco Corp. ............... Morgan Stanley & Co. International plc 51 02/12/21 JPY 36,564.18 JPY 1,772 (282)
FANUC Corp. .............. Goldman Sachs International 94 02/12/21 JPY 28,774.09 JPY 2,384 (162)
Hoya Corp. ................ Morgan Stanley & Co. International plc 655 02/12/21 JPY 15,276.93 JPY 9,347 (1,661)
Keyence Corp. ............. UBS AG 71 02/12/21 JPY 58,465.00 JPY 4,118 (1,362)
Kose Corp. ................ Goldman Sachs International 147 02/12/21 JPY 17,660.53 JPY 2,587 (1,152)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 468 02/12/21 JPY 4,721.15 JPY 2,022 (257)
Ryohin Keikaku Co. Ltd. ....... Goldman Sachs International 570 02/12/21 JPY 2,426.22 JPY 1,200 (127)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 648 02/12/21 JPY 19,430.67 JPY 11,690 (1,626)
Sony Corp. ................ Goldman Sachs International 261 02/12/21 JPY 10,807.24 JPY 2,684 (538)
Suzuki Motor Corp. .......... Goldman Sachs International 1,153 02/12/21 JPY 6,201.82 JPY 5,514 (102)
Autodesk, Inc. .............. Nomura International plc 502 02/19/21 USD 275.00 USD 153 (17,694)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 569 02/19/21 USD 196.00 USD 101 (238)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 565 02/19/21 USD 194.00 USD 101 (579)
Union Pacific Corp. .......... Goldman Sachs International 848 02/19/21 USD 210.00 USD 177 (7,051)
Disco Corp. ............... Morgan Stanley & Co. International plc 51 03/12/21 JPY 38,226.19 JPY 1,772 (238)
FANUC Corp. .............. Goldman Sachs International 94 03/12/21 JPY 30,082.01 JPY 2,384 (164)
Hoya Corp. ................ Morgan Stanley & Co. International plc 655 03/12/21 JPY 15,971.34 JPY 9,347 (1,265)
Keyence Corp. ............. UBS AG 71 03/12/21 JPY 61,122.50 JPY 4,118 (1,084)
Kose Corp. ................ Goldman Sachs International 147 03/12/21 JPY 18,463.28 JPY 2,587 (1,030)
Recruit Holdings Co. Ltd. ...... BNP Paribas SA 468 03/12/21 JPY 4,935.74 JPY 2,022 (282)
Ryohin Keikaku Co. Ltd. ....... Goldman Sachs International 570 03/12/21 JPY 2,536.50 JPY 1,200 (157)
Shin-Etsu Chemical Co. Ltd. .... Morgan Stanley & Co. International plc 648 03/12/21 JPY 20,313.88 JPY 11,690 (1,346)
Sony Corp. ................ Goldman Sachs International 261 03/12/21 JPY 11,298.48 JPY 2,684 (417)
Suzuki Motor Corp. .......... Goldman Sachs International 1,153 03/12/21 JPY 6,483.72 JPY 5,514 (249)
adidas AG ................ Barclays Bank plc 509 03/19/21 EUR 340.00 EUR 152 (2,225)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 169 03/19/21 EUR 560.00 EUR 86 (1,325)
Safran SA ................. UBS AG 611 03/19/21 EUR 140.00 EUR 71 (1,223)
SPDR Gold Shares
(a)
......... Societe Generale SA 2,066 03/19/21 USD 195.00 USD 368 (2,244)
Starbucks Corp. ............ Citibank NA 1,016 03/19/21 USD 122.50 USD 109 (1,141)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 1,940 04/16/21 USD 197.00 USD 346 (4,618)
(52,161)
Put
SPDR Gold Shares
(a)
......... Societe Generale SA 1,297 01/15/21 USD 166.00 USD 231 (331)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Morgan Stanley & Co. International plc — 01/21/21 JPY 100.00 USD 1,387 $ (731)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.10 EUR 880 (2)
Givaudan SA .............. UBS AG 14 02/19/21 CHF 3,540.00 CHF 52 (664)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 569 02/19/21 USD 162.00 USD 101 (373)
Union Pacific Corp. .......... Goldman Sachs International 848 02/19/21 USD 175.00 USD 177 (1,280)
WisdomTree Japan Hedged Equity
Fund .................. Goldman Sachs International 1,738 02/19/21 USD 43.00 USD 95 –
adidas AG ................ Barclays Bank plc 509 03/19/21 EUR 260.00 EUR 152 (4,784)
Givaudan SA .............. UBS AG 14 03/19/21 CHF 3,680.00 CHF 52 (1,711)
iShares Russell 2000 Value ETF . Goldman Sachs International 400 03/19/21 USD 114.08 USD 53 (1,342)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 169 03/19/21 EUR 450.00 EUR 86 (708)
Safran SA ................. UBS AG 611 03/19/21 EUR 100.00 EUR 71 (1,575)
SPDR Gold Shares
(a)
......... Societe Generale SA 1,033 03/19/21 USD 160.00 USD 184 (1,033)
Vanguard Small-Cap Value ETF .. Morgan Stanley & Co. International plc 369 03/19/21 USD 122.11 USD 52 (765)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 1,202 04/16/21 USD 159.00 USD 214 (1,699)
(16,998)
$ (69,159)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1.07% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/18/21 1.07 % USD 1,207 $ (4,106)
30-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/24/21 0.87 USD 347 (1,114)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/04/21 0.50 USD 798 (2,252)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/11/21 0.50 USD 260 (789)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 430 (2,169)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/08/22 (0.02) EUR 1,330 (33,891)
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.15) EUR 353 (6,570)
5-Year Interest Rate Swap
(a)
. (0.13)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.13) EUR 870 (17,125)
(68,016)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Citibank NA 02/08/21 0.39 USD 2,506 (9,853)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.24% Semi-Annual Citibank NA 02/08/21 1.24 USD 683 (34,674)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 04/06/21 0.87 USD 2,429 (796)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 04/06/21 0.85 USD 5,900 (2,155)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 859 (7,119)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/08/22 (0.02) EUR 1,330 (2,635)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 04/19/22 (0.15) EUR 353 (1,159)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.13)% Annual Barclays Bank plc 04/19/22 (0.13) % EUR 870 $ (2,647)
(61,038)
$ (129,054)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 6,863 $ (115,514) $ (119,883) $ 4,369
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 337 (31,767) 5,104 (36,871)
CDX.NA.IG.34.V1 ................... 1.00 Quarterly 06/20/25 USD 979 (16,309) (12,852) (3,457)
$ (163,590) $ (127,631) $ (35,959)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 % Quarterly 12/20/25 B+ EUR 566 $ 83,136 $ 49,686 $ 33,450
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 5,597 $ 62,053 $ — $ 62,053
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 8,345 (112,510) (892) (111,618)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 4,668 (66,664) — (66,664)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 1,612 (6,125) — (6,125)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 3,339 (193,513) 37 (193,550)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 1,240 1,216 — 1,216
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 3,586 (6,233) — (6,233)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 996 1,975 — 1,975
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 392 7,321 — 7,321
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 936 19,074 — 19,074
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 427 (9,785) — (9,785)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 154 (3,137) — (3,137)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 234 (5,210) — (5,210)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 234 4,076 — 4,076
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 187 (3,596) — (3,596)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 187 2,296 — 2,296
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 656 6,823 — 6,823
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 291 37,842 — 37,842

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 192 $ 25,598 $ — $ 25,598
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 416 (34,760) — (34,760)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 98 (8,052) — (8,052)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 288 (24,807) — (24,807)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 615 21,100 — 21,100
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 234 (26,237) — (26,237)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 243 14,670 — 14,670
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 709 77,561 — 77,561
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 538 14,789 — 14,789
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 243 11,770 — 11,770
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 179 (1,887) — (1,887)
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 943 (51,312) — (51,312)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 243 8,865 — 8,865
$ (236,799) $ (855) $ (235,944)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ 4,487 $ 9,571 $ (5,084)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC USD 100 $ 363 $ (4,468) $ 4,831
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
GSCBBL8X Index ......... USD 45,938 Goldman Sachs International 01/22/21 USD 46 $ 5,624 $ — $ 5,624
GSCBBL8X Index ......... USD 387,079 Goldman Sachs International 01/25/21 USD 387 46,437 — 46,437
EURO STOXX Bank Index ... EUR (90,861)
Morgan Stanley & Co.
International plc 03/19/21 EUR 91 2,371 — 2,371
S&P 500 Index Annual Dividend
Future December 2021 .... USD 48,550 BNP Paribas SA 12/17/21 USD 49 7,500 — 7,500
$ 61,932 $ — $ 61,932
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(476) of net dividends and financing fees.
(e)
Amount includes $(161) of net dividends and financing fees.
i
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ 339,363 $ 11,893
(c)
$ 351,732 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (204,234) (6,645)
(e)
(210,718) 0.1
$ 5,248 $ 141,014
(b) (d)
Range: 18-175 basis points 18-83 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Week USD 1 Month
USD 1 Month USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
December 31, 2020, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 71,183 $ 514,523 146.3%
Total Reference Entity — Long ............ 514,523
Reference Entity — Short
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. (60) (2,045) (0.6)
China
BeiGene Ltd., ADR ........ (8) (2,067) (0.6)
China Conch Venture Holdings
Ltd. ................ (2,500) (12,165) (3.5)
China Evergrande Group .... (1,000) (1,922) (0.5)
China Literature Ltd. ....... (600) (4,717) (1.3)
China Molybdenum Co. Ltd.,
Class H .............. (6,000) (3,926) (1.1)
China Vanke Co. Ltd., Class H (300) (1,036) (0.3)
COSCO SHIPPING Holdings Co.
Ltd., Class H .......... (4,000) (4,796) (1.4)
GSX Techedu , Inc., ADR .... (31) (1,603) (0.5)
Longfor Group Holdings Ltd. .. (1,500) (8,774) (2.5)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (1,500) (7,170) (2.0)
TravelSky Technology Ltd., Class
H .................. (1,000) (2,416) (0.7)
Xiaomi Corp., Class B ...... (1,200) (5,100) (1.5)
ZhongAn Online P&C Insurance
Co. Ltd., Class H ....... (100) (466) (0.1)
Zijin Mining Group Co. Ltd.,
Class H .............. (2,000) (2,266) (0.6)
(58,424)
Shares Value
% of Basket
Value
Denmark
Orsted A/S .............. (24) $ (4,911) (1.4) %
Vestas Wind Systems A/S ... (6) (1,417) (0.4)
(6,328)
France
Air Liquide SA ........... (22) (3,607) (1.0)
Airbus SE .............. (20) (2,195) (0.6)
Bouygues SA ............ (148) (6,087) (1.7)
Vinci SA ............... (44) (4,383) (1.3)
(16,272)
Hong Kong
Evergrande ............. (9) — —
Sino Biopharmaceutical Ltd. .. (4,000) (3,858) (1.1)
(3,858)
Italy
Atlantia SpA ............. (257) (4,641) (1.4)
Norway
Equinor ASA ............ (233) (3,932) (1.1)
Poland
Polskie Gornictwo Naftowe i
Gazownictwo SA ....... (1,259) (1,880) (0.6)
South Korea
Celltrion Healthcare Co. Ltd. .. (60) (9,022) (2.6)
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (47) (4,707) (1.3)
(13,729)
Spain
Grifols SA .............. (75) (2,190) (0.6)
Sweden
Investor AB, Class B ....... (13) (946) (0.3)
Telia Co. AB ............. (618) (2,552) (0.7)
(3,498)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Shares Value
% of Basket
Value
Taiwan
E.Sun Financial Holding Co. Ltd. (2,000) $ (1,820) (0.5) %
United Kingdom
Prudential plc ............ (331) (6,086) (1.7)
United States
Boeing Co. (The) ......... (40) (8,562) (2.4)
Honeywell International, Inc. .. (18) (3,829) (1.1)
Keurig Dr Pepper, Inc. ...... (100) (3,200) (0.9)
PPL Corp. .............. (133) (3,751) (1.1)
Public Storage ........... (28) (6,466) (1.8)
Simon Property Group, Inc. .. (144) (12,280) (3.5)
(38,088)
Total Reference Entity — Short ............ (162,791)
Net Value of Reference Entity — Citibank NA .. $ 351,732
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of December 31, 2020, expiration date 02/08/23:
Reference Entity — Short
Australia
Afterpay Ltd. ............ (16) (1,455) 0.7
National Australia Bank Ltd. .. (397) (6,921) 3.3
Ramsay Health Care Ltd. .... (61) (2,931) 1.4
Scentre Group ........... (3,804) (8,171) 3.9
Transurban Group ......... (245) (2,582) 1.2
(22,060)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (2,000) (5,901) 2.8
Magazine Luiza SA ........ (1,440) (6,905) 3.3
Raia Drogasil SA ......... (615) (2,956) 1.4
(15,762)
Canada
Canadian National Railway Co. (15) (1,649) 0.8
Canadian Natural Resources
Ltd. ................ (22) (529) 0.2
CGI, Inc. ............... (44) (3,491) 1.7
Franco-Nevada Corp. ...... (14) (1,755) 0.8
Rogers Communications, Inc.,
Class B .............. (18) (838) 0.4
(8,262)
China
Aluminum Corp. of China Ltd.,
Class H .............. (8,000) (2,816) 1.3
Bilibili , Inc., ADR .......... (26) (2,229) 1.1
China Gas Holdings Ltd. .... (400) (1,585) 0.8
China Southern Airlines Co. Ltd.,
Class H .............. (12,000) (7,173) 3.4
Geely Automobile Holdings Ltd. (2,000) (6,848) 3.2
Great Wall Motor Co. Ltd., Class
H .................. (3,000) (10,322) 4.9
iQIYI , Inc., ADR .......... (304) (5,314) 2.5
NIO, Inc., ADR ........... (27) (1,316) 0.6
Shenzhou International Group
Holdings Ltd. .......... (200) (3,920) 1.9
XPeng , Inc., ADR ......... (92) (3,940) 1.9
(45,463)
Shares Value
% of Basket
Value
Germany
Fresenius Medical Care AG &
Co. KGaA ............ (69) $ (5,754) 2.7%
Hong Kong
Link REIT .............. (500) (4,541) 2.2
Japan
Nippon Paint Holdings Co. Ltd. (100) (10,988) 5.2
ORIX Corp. ............. (200) (3,077) 1.5
(14,065)
Luxembourg
ArcelorMittal SA .......... (59) (1,349) 0.6
Peru
Credicorp Ltd. ........... (39) (6,397) 3.0
Poland
CD Projekt SA ........... (11) (811) 0.4
South Africa
Capitec Bank Holdings Ltd. ... (89) (8,704) 4.1
Shoprite Holdings Ltd. ...... (194) (1,848) 0.9
Vodacom Group Ltd. ....... (476) (4,029) 1.9
(14,581)
South Korea
AMOREPACIFIC Group
(Preference) .......... (7) (231) 0.1
Samsung C&T Corp. ....... (19) (2,418) 1.2
(2,649)
Spain
Aena SME SA ........... (17) (2,955) 1.4
Amadeus IT Group SA ...... (100) (7,382) 3.5
Ferrovial SA ............. (101) (2,793) 1.3
(13,130)
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (1) (9,747) 4.6
Schindler Holding AG ...... (3) (812) 0.4
(10,559)
Taiwan
Mega Financial Holding Co. Ltd. (1,000) (1,061) 0.5
United Kingdom
Compass Group plc ........ (324) (6,043) 2.9
London Stock Exchange Group
plc ................. (64) (7,900) 3.7
(13,943)
United States
CSX Corp. .............. (38) (3,448) 1.6
Dollar General Corp. ....... (6) (1,262) 0.6
Dollar Tree, Inc. .......... (19) (2,053) 1.0
Hormel Foods Corp. ....... (106) (4,941) 2.3
Intercontinental Exchange, Inc. (20) (2,306) 1.1
Roper Technologies, Inc. .... (18) (7,760) 3.7
Ross Stores, Inc. ......... (10) (1,228) 0.6
Welltower , Inc. ........... (65) (4,200) 2.0
Xcel Energy, Inc. .......... (47) (3,133) 1.5
(30,331)
Total Reference Entity — Short ............ (210,718)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (210,718)

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month BA .......................................... Canadian Bankers Acceptances 0.48%
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 54,827 $ (133,627) $ 354,848 $ (593,301) $ —
OTC Swaps ..................................................... 9,571 (4,468) 78,656 (11,729) —
Options Written ................................................... N/A N/A 568,216 (523,206) (1,088,861)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 28,393 $ — $ 28,955 $ — $ 57,348
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 600,827 — — 600,827
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — 1,511,080 53,461 166,339 1,862 1,732,742
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 37,819 — — 317,029 — 354,848
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 14,402 73,825 — — — 88,227
$ — $ 52,221 $ 1,613,298 $ 654,288 $ 512,323 $ 1,862 $ 2,833,992
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 453,673 — 31,572 — 485,245
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 317,747 — — 317,747
Options written
(b)
Options written at value ..................... — — 958,972 835 129,054 — 1,088,861
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 40,328 — — 552,973 — 593,301
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 9,552 6,645 — — — 16,197
$ — $ 49,880 $ 1,419,290 $ 318,582 $ 713,599 $ — $ 2,501,351
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended December 31, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (1,216,332) $ — $ 1,408,864 $ — $ 192,532
Forward foreign currency exchange contracts .... — — — (447,696) — — (447,696)
Options purchased
(a)
.................... — (844) 322,491 (260,306) (346,870) — (285,529)
Options written ........................ — 4,193 1,337,462 215,644 343,959 — 1,901,258
Swaps .............................. — 55,120 138,848 — (93,087) — 100,881
$ — $ 58,469 $ 582,469 $ (492,358) $ 1,312,866 $ — $ 1,461,446
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (430,324) — 2,614 — (427,710)
Forward foreign currency exchange contracts .... — — — (4,664) — — (4,664)
Options purchased
(b)
.................... — — 111,973 17,156 27,520 (2,883) 153,766
Options written ........................ — — (63,303) 2,472 (33,556) — (94,387)
Swaps .............................. — 33,342 153,358 — (247,602) — (60,902)
$ — $ 33,342 $ (228,296) $ 14,964 $ (251,024) $ (2,883) $ (433,897)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 21,181,528
Average notional value of contracts — short ................................................................................. 31,882,804
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 14,045,090
Average amounts sold — in USD ........................................................................................ 21,480,150
Options:
Average value of option contracts purchased ................................................................................ 1,417,680
Average value of option contracts written ................................................................................... 1,268,546
Average notional value of swaption contracts purchased ......................................................................... 13,231,615
Average notional value of swaption contracts written ........................................................................... 26,259,112
Credit default swaps:
Average notional value — buy protection ................................................................................... 7,770,386
Average notional value — sell protection ................................................................................... 587,804
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 19,682,877
Average notional value — receives fixed rate ................................................................................ 8,224,723
Total return swaps:
Average notional value ............................................................................................... 588,248
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 23,848 $ 131,316
Forward foreign currency exchange contracts ................................................................. 600,827 317,747
Options
(a)(b)
........................................................................................ 1,732,742 1,088,861
Swaps — Centrally cleared ............................................................................. — 9,804
Swaps — OTC
(c)
.................................................................................... 88,227 16,197
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 2,445,644 $ 1,563,925
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,278,741) (1,023,008)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,166,903 $ 540,917
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 46,315 $ (46,315) $ — $ — $ —
Barclays Bank plc ................................ 134,092 (98,015) — — 36,077
BNP Paribas SA ................................. 22,404 (22,404) — — —
Citibank NA .................................... 169,135 (76,125) — — 93,010
Credit Suisse International .......................... 39,707 (8,760) — — 30,947
Deutsche Bank AG ............................... 15,195 (363) — — 14,832
Goldman Sachs International ........................ 158,286 (31,085) — — 127,201
HSBC Bank plc .................................. 52,402 (5,089) — — 47,313
JPMorgan Chase Bank NA .......................... 193,569 (42,069) — — 151,500
JPMorgan Chase Bank NA
(c)
......................... 7,647 (6,317) — — 1,330
Morgan Stanley & Co. International plc .................. 296,689 (21,851) — — 274,838
Morgan Stanley & Co. International plc
(c)
................. 5,285 (1,190) — — 4,095
Nomura International plc ........................... 13,539 (13,539) — — —
Societe Generale SA
(c)
............................. 10,618 (3,828) — — 6,790
UBS AG ...................................... 2,020 (2,020) — — —
$ 1,166,903 $ (378,970) $ — $ — $ 787,933
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(e)
Bank of America NA .............................. $ 75,072 $ (46,315) $ — $ (28,757) $ —
Barclays Bank plc ................................ 98,015 (98,015) — — —
BNP Paribas SA ................................. 145,834 (22,404) — — 123,430
Citibank NA .................................... 76,125 (76,125) — — —
Credit Suisse International .......................... 8,760 (8,760) — — —
Deutsche Bank AG ............................... 363 (363) — — —
Goldman Sachs International ........................ 31,085 (31,085) — — —
HSBC Bank plc .................................. 5,089 (5,089) — — —
JPMorgan Chase Bank NA .......................... 42,069 (42,069) — — —
JPMorgan Chase Bank NA
(c)
......................... 6,317 (6,317) — — —
Morgan Stanley & Co. International plc .................. 21,851 (21,851) — — —
Morgan Stanley & Co. International plc
(c)
................. 1,190 (1,190) — — —
Nomura International plc ........................... 17,694 (13,539) — — 4,155
Societe Generale SA
(c)
............................. 3,828 (3,828) — — —
UBS AG ...................................... 7,625 (2,020) (5,605) — —
$ 540,917 $ (378,970) $ (5,605) $ (28,757) $ 127,585
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Represents derivatives owned by the BlackRock Cayman Global Allocation Portfolio I, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Financial Statements.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 1,088,794 $ — $ 1,088,794
Common Stocks:
Argentina ............................................ 67,936 — — 67,936
Australia ............................................. — 246,633 140,132 386,765
Brazil ............................................... 61,282 21,871 — 83,153
Canada ............................................. 1,455,037 — — 1,455,037
China ............................................... 1,404,578 3,563,604 — 4,968,182
Denmark ............................................. — 268,879 — 268,879
Finland .............................................. — 527,724 — 527,724
France .............................................. 2,135 5,520,574 — 5,522,709
Germany ............................................ 264,772 4,755,037 — 5,019,809
Hong Kong ........................................... — 1,308,192 — 1,308,192
India ............................................... — 684,853 — 684,853
Indonesia ............................................ — 61,709 — 61,709
Ireland .............................................. — 216,583 — 216,583
Italy ................................................ — 3,086,591 — 3,086,591
Japan ............................................... — 4,970,848 — 4,970,848
Mexico .............................................. 6,719 — — 6,719
Netherlands ........................................... 904,810 4,864,648 — 5,769,458
Norway .............................................. 32,002 — — 32,002
Poland .............................................. — 2,663 — 2,663
Portugal ............................................. — 35,166 — 35,166
Saudi Arabia .......................................... 465 — — 465
Singapore ............................................ — 146,031 — 146,031
South Africa ........................................... 2,416 65,524 — 67,940
South Korea .......................................... — 980,170 — 980,170
Spain ............................................... — 604,305 — 604,305
Sweden ............................................. — 1,822,567 — 1,822,567
Switzerland ........................................... 80,628 1,496,654 — 1,577,282
Taiwan .............................................. — 2,315,126 — 2,315,126
Thailand ............................................. — 93,083 — 93,083
Turkey .............................................. — 7,896 — 7,896
United Kingdom ........................................ 1,659,256 2,016,087 — 3,675,343
United States .......................................... 85,992,442 1,802,127 231,013 88,025,582
Zambia .............................................. 245,482 — — 245,482
Corporate Bonds
Australia ............................................. — 23,362 817,115 840,477
Brazil ............................................... — 50,380 — 50,380
Canada ............................................. — 143,696 — 143,696
China ............................................... — 300 — 300
Greece .............................................. — 153,791 — 153,791
India ............................................... — 2,115 — 2,115
Luxembourg .......................................... — 323,696 — 323,696
Peru ................................................ — 8,620 — 8,620
South Korea .......................................... — 8,440 — 8,440
Turkey .............................................. — — 82,000 82,000
United Kingdom ........................................ — 705,202 — 705,202
United States .......................................... — 7,795,647 — 7,795,647
Floating Rate Loan Interests:
Canada ............................................. — 232,263 — 232,263
France .............................................. — 484,870 — 484,870
Germany ............................................ — — 287,332 287,332
Netherlands ........................................... — 683,761 — 683,761
United States .......................................... — 748,401 695,491 1,443,892
Foreign Government Obligations .............................. — 15,460,900 — 15,460,900

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Investment Companies .................................... $ 13,891,222 $ — $ — $ 13,891,222
Municipal Bonds ......................................... — 144,817 — 144,817
Non-Agency Mortgage-Backed Securities ........................ — 807,994 — 807,994
Other Interests .......................................... — 165,662 — 165,662
Preferred Securities:
Brazil ............................................... — 47,931 — 47,931
China ............................................... — — 272,501 272,501
Germany ............................................ — 5,233 — 5,233
India ............................................... — — 71,826 71,826
Jersey .............................................. — — 85,987 85,987
United Kingdom ........................................ — — 856,070 856,070
United States .......................................... 837,417 1,846,346 1,230,679 3,914,442
U.S. Government Sponsored Agency Securities .................... — 29,948 — 29,948
U.S. Treasury Obligations ................................... — 10,129,936 — 10,129,936
Warrants .............................................. 9 — 8,398 8,407
Short-Term Securities:
Money Market Funds ...................................... 110,670 — — 110,670
Time Deposits .......................................... — 49,489 — 49,489
U.S. Treasury Obligations ................................... — 4,499,751 — 4,499,751
Options Purchased:
Equity contracts .......................................... 1,254,893 256,187 — 1,511,080
Foreign currency exchange contracts ........................... — 53,461 — 53,461
Interest rate contracts ...................................... — 166,339 — 166,339
Other contracts .......................................... — — 1,862 1,862
Liabilities:
Investments Sold Short .................................... (1,135,442) — — (1,135,442)
Subtotal ....................................................
$ 107,138,729 $ 87,602,477 $ 4,780,406 $ 199,521,612
Investments valued at NAV
(a)
...................................... 6,400,603
$ —
Total Investments .............................................. $ 205,922,215
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 42,650 $ — $ 42,650
Equity contracts ........................................... 28,393 73,825 — 102,218
Foreign currency exchange contracts ............................ — 600,827 — 600,827
Interest rate contracts ....................................... 28,955 317,029 — 345,984
Liabilities:
Credit contracts ........................................... — (45,412) — (45,412)
Equity contracts ........................................... (1,335,561) (83,729) — (1,419,290)
Foreign currency exchange contracts ............................ — (318,582) — (318,582)
Interest rate contracts ....................................... (31,572) (682,027) — (713,599)
$ (1,309,785) $ (95,419) $ — $ (1,405,204)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2020
A reconciliation of Level 3 financial instruments is presented when the Fund ha d a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31, 2019 ............................. $ 339,164 $ 892,714 $ — $ — $ 887,301 $ — $ 2,119,179
Transfers into level 3 ........................................... 198,353 — — — — — 198,353
Transfers out of level 3 .......................................... (262,919) — — — — — (262,919)
Other
(a)
.................................................... 262,919 — — — (262,919) — —
Accrued discounts/premiums ....................................... — (1,019) 1,417 — — — 398
Net realized gain .............................................. 1,874 — 26 — 2 — 1,902
Net change in unrealized appreciation (depreciation)
(b)(c)
..................... (168,526) (23,615) (92,245) (2,883) 772,858 8,398 493,987
Purchases ................................................... 189,750 31,035 1,075,379 4,745 1,295,920 — 2,596,829
Sales ...................................................... (189,470) — (1,754) — (176,099) — (367,323)
Closing balance, as of December 31, 2020 ..............................
$ 371,145 $ 899,115 $ 982,823 $ 1,862 $ 2,517,063 $ 8,398 $ 4,780,406
Net change in unrealized appreciation (depreciation) on investments still held at December
31, 2020
(c)
................................................
$ (164,948) $ (23,615) $ (92,245) $ (2,883) $ 796,919 $ 8,398 $ 521,626
(a)
Certain Level 3 investments were re-classified between Preferred Stocks and Common Stocks.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

2020
BlackRock Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $831,454. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 371,145 Income Discount Rate 16% —
Market Revenue Multiple 15.00x —
EBITDA Multiple 13.50x —
Volatility 57% —
Time to Exit 1.4 —
Corporate Bonds ........................... 899,115 Income Discount Rate 16% – 29% 17%
Floating Rate Loan Interests .................... 153,232 Income Discount Rate 10% – 11% 10%
Preferred Stocks
(b)(c)
......................... 2,517,062 Market Revenue Multiple 3.50x – 15.50x 8.37x
Time to Exit 0.8 – 2.5 1.7
Volatility 44% – 62% 56%
Recent Transactions — —
Warrants ................................ 8,398 Market Revenue Multiple 7.25x - 9.85x 8.34x
Time to Exit 0.8 – 2.4 1.7
Volatility 44% - 62% 52%
$ 3,948,952
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end December 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $237,821 changed to Current Value Method. The investments were previously valued utilizing PWERM approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end December 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $132,147 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 31.7%
Federal Farm Credit Bank Discount Notes
(a)
:
0.06% ,  01/19/21 .................. USD 660 $ 659,888
0.06% ,  01/20/21 .................. 155 154,928
0.07% ,  02/12/21 .................. 565 564,717
0.07% ,  02/17/21 .................. 1,035 1,034,865
0.09% ,  03/17/21 .................. 440 439,752
0.09% ,  04/01/21 .................. 1,000 999,625
0.09% ,  04/26/21 .................. 1,035 1,034,636
0.10% ,  06/01/21 .................. 620 619,506
0.10% ,  06/30/21 .................. 450 449,752
0.10% ,  07/01/21 .................. 1,070 1,069,193
0.10% ,  07/21/21 .................. 260 259,797
0.11% ,  12/02/21 .................. 275 274,744
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(SOFR + 0.08%), 0.17% ,  01/14/21 ...... 215 215,000
(LIBOR USD 1 Month + 0.05%),
0.20% ,  04/16/21 ................ 700 700,000
(US Treasury 3 Month Bill Money Market
Yield + 0.26%), 0.36% ,  06/17/21 ..... 470 469,979
(LIBOR USD 1 Month + 0.16%),
0.31% ,  07/01/21 ................ 380 380,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.32% ,  07/08/21 ..... 275 275,000
(LIBOR USD 1 Month + 0.11%),
0.26% ,  11/12/21 ................ 130 130,000
(SOFR + 0.19%), 0.28% ,  11/18/21 ...... 215 215,000
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.25% ,  12/13/21 ..... 300 299,717
(SOFR + 0.18%), 0.27% ,  01/14/22 ...... 490 490,000
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.27% ,  07/20/22 ................ 1,075 1,074,835
(SOFR + 0.10%), 0.19% ,  09/02/22 ...... 175 175,000
(SOFR + 0.06%), 0.15% ,  10/21/22 ...... 820 820,000
(SOFR + 0.08%), 0.16% ,  11/03/22 ...... 665 665,000
Federal Home Loan Bank:
0.17% ,  05/13/21 .................. 830 829,993
0.12% ,  06/04/21 .................. 635 634,969
0.20% ,  06/17/21 .................. 250 249,991
0.11% ,  06/29/21 .................. 490 489,985
Federal Home Loan Bank Discount Notes
(a)
:
0.16% ,  01/04/21 .................. 100 99,999
0.05% ,  01/15/21 .................. 960 959,961
0.07% ,  02/03/21 .................. 220 219,986
0.07% ,  02/17/21 .................. 420 419,956
0.09% ,  03/17/21 .................. 965 964,841
0.09% ,  03/19/21 .................. 635 634,883
0.09% ,  03/24/21 .................. 420 419,915
0.10% ,  06/11/21 .................. 460 459,589
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(SOFR + 0.05%), 0.14% ,  01/22/21 ...... 190 190,000
(SOFR + 0.04%), 0.13% ,  02/09/21 ...... 1,050 1,049,981
(LIBOR USD 1 Month - 0.03%),
0.11% ,  02/24/21 ................ 1,080 1,080,004
(SOFR + 0.08%), 0.17% ,  03/04/21 ...... 320 320,000
(SOFR + 0.12%), 0.20% ,  03/12/21 ...... 545 545,000
(SOFR + 0.11%), 0.20% ,  03/25/21 ...... 225 225,000
(LIBOR USD 1 Month - 0.01%),
0.14% ,  04/05/21 ................ 910 910,000
(LIBOR USD 1 Month - 0.02%),
0.13% ,  04/27/21 ................ 470 469,957
(SOFR + 0.16%), 0.25% ,  05/07/21 ...... 1,500 1,500,000
(SOFR + 0.05%), 0.14% ,  06/15/21 ...... 360 360,000
(SOFR + 0.08%), 0.16% ,  07/08/21 ...... 400 400,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.09%), 0.18% ,  09/10/21 ...... USD 950 $ 950,000
(SOFR + 0.12%), 0.21% ,  10/13/21 ...... 2,000 2,000,000
(SOFR + 0.12%), 0.21% ,  02/28/22 ...... 695 695,000
(SOFR + 0.07%), 0.16% ,  04/28/22 ...... 180 180,000
(SOFR + 0.07%), 0.16% ,  11/09/22 ...... 1,000 1,000,000
Federal Home Loan Mortgage Corp.,
1.13%, 08/12/21 ................. 180 181,085
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
(SOFR + 0.18%), 0.27% ,  12/13/21 ...... 200 200,000
(SOFR + 0.19%), 0.28% ,  06/02/22 ...... 610 610,000
(SOFR + 0.07%), 0.16% ,  11/10/22 ...... 415 415,000
Federal National Mortgage Association,
1.38%, 10/07/21 ................. 250 252,356
Federal National Mortgage Association Variable
Rate Notes
(b)
:
(SOFR + 0.35%), 0.44% ,  04/07/22 ...... 555 555,000
(SOFR + 0.39%), 0.48% ,  04/15/22 ...... 615 615,000
Total U.S. Government Sponsored Agency Obligations — 31.7%
(Cost: $34,558,385) ............................... 34,558,385
U.S. Treasury Obligations — 41.1%
U.S. Treasury Bills
(a)
:
0.00%, 01/05/21 .................. 630 629,994
0.01%, 01/07/21 .................. 3,000 2,999,923
0.04%, 01/21/21 .................. 1,892 1,892,126
0.05%, 01/28/21 .................. 940 939,930
0.07%, 02/02/21 .................. 2,805 2,804,726
0.04%, 02/09/21 .................. 1,061 1,060,585
0.06%, 02/11/21 .................. 900 899,877
0.07%, 02/16/21 .................. 2,000 1,999,693
0.06%, 02/23/21 .................. 5,765 5,764,151
0.06%, 02/25/21 .................. 1,000 999,725
0.07%, 03/04/21 .................. 6,000 5,998,967
0.08%, 03/09/21 .................. 3,000 2,999,497
0.07%, 03/23/21 .................. 2,000 1,999,617
0.08%, 04/29/21 .................. 2,000 1,999,279
0.08%, 05/20/21 .................. 735 734,546
0.08%, 06/01/21 .................. 4,000 3,998,406
0.09%, 08/12/21 .................. 420 419,636
0.09%, 11/04/21 .................. 789 787,592
0.10%, 12/02/21 .................. 1,204 1,202,768
0.10%, 12/30/21 .................. 2,000 1,997,782
U.S. Treasury Notes:
2.00%, 01/15/21 .................. 190 190,118
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.21%, 01/31/21
(b)
.... 1,000 1,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 0.23%, 04/30/21
(b)
.... 100 99,973
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.32%, 07/31/21
(b)
.... 1,000 1,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.40%, 10/31/21
(b)
.... 335 335,165
Total U.S. Treasury Obligations — 41.1%
(Cost: $44,754,076) ............................... 44,754,076
Total Repurchase Agreements — 23.8%
(Cost: $25,900,000) ............................... 25,900,000
Total Investments — 96.6%
(Cost: $105,212,461 )
(c)
............................. 105,212,461
Other Assets Less Liabilities — 3.4% .................... 3,702,460
Net Assets — 100.0% ............................... $ 108,914,921

2020
BlackRock Annual Report to Shareholders
BlackRock Government Money Market Portfolio

Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.08% 12/31/20 01/04/21 $ 7,000 $ 7,000 $ 7,000,062
U.S. Government
Sponsored Agency
Obligation, 2.88%, due
08/20/70 .......... $ 6,242,180 $ 7,140,001
$ – $ –
BNP Paribas SA ..... 0.08 12/31/20 01/04/21 3,000 3,000 3,000,027
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.00%, due
02/15/22 to 11/01/49 .. 7,464,069 3,060,013
$ – $ –
Goldman Sachs & Co.
LLC ............ 0.13 12/29/20 01/05/21 3,900 3,900 3,900,099
U.S. Treasury Obligation,
0.00%, due 05/15/41 . 5,523,121 3,978,000
$ – $ –
JP Morgan Securities
LLC ............ 0.06 12/31/20 01/04/21 2,000 2,000 2,000,013
U.S. Treasury
Obligations, 0.00% to
2.13%, due 06/30/21 to
05/15/42 .......... 1,870,410 2,040,000
0.24
(a)
12/31/20 02/08/21 2,500 2,500 2,500,660
U.S. Government
Sponsored Agency
Obligation, 3.50%, due
11/20/50 .......... 3,321,472 2,625,001
$ – $ –
$ 4,500 $ 4,665,001
$ – $ –
Mizuho Securities USA
LLC ............ 0.07 12/31/20 01/04/21 1,500 1,500 1,500,012
U.S. Treasury Obligation,
0.63%, due 08/15/30 . 1,568,000 1,530,029
$ – $ –
TD Securities USA LLC . 0.05 12/31/20 01/04/21 3,000 3,000 3,000,017
U.S. Treasury
Obligations, 0.13% to
1.88%, due 05/31/22 to
12/31/22 .......... 3,058,600 3,060,082
$ – $ –
Wells Fargo Securities
LLC ............ 0.06 12/31/20 01/04/21 3,000 3,000 3,000,020
U.S. Treasury Obligation,
3.13%, due 02/15/43 . 2,319,300 3,060,100
$ – $ –
$ 25,900 $ 26,493,226
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period E nd
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 105,212,461 $ — $ 105,212,461

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Shares
Shares Value
Common Stocks — 1.3%
Auto Components — 0.0%
Lear Corp. ....................... 44 $ 6,997
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 654
Chemicals — 0.2%
Element Solutions, Inc. ............... 3,037 53,846
Diversified Telecommunication Services — 0.0%
CenturyLink, Inc. ................... 1,302 12,694
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
....... 84 3,262
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 289 21,236
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ...... 1,374 58,258
VICI Properties, Inc. ................. 2,984 76,092
134,350
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(a)
....................... 114 3,901
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,587 14,168
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
............. 5,016 70,174
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
(a)
............. 2,279 47,403
Total Common Stocks — 1.3%
(Cost: $332,398) ................................ 368,685
Par (000)
Par (000)
Corporate Bonds — 85.4%
Aerospace & Defense — 3.4%
Boeing Co. (The), 5.15%, 05/01/30 ...... USD 130 157,333
Bombardier, Inc.
(c)
:
8.75%
,
12/01/21 ................. 52 54,080
5.75%
,
03/15/22 ................. 8 8,162
6.13%
,
01/15/23 ................. 26 25,415
7.50%
,
12/01/24 ................. 9 8,634
7.50%
,
03/15/25 ................. 2 1,855
7.88%
,
04/15/27 ................. 66 60,683
BWX Technologies, Inc.
(c)
:
5.38%
,
07/15/26 ................. 14 14,543
4.13%
,
06/30/28 ................. 22 22,907
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
............... 28 29,365
Signature Aviation US Holdings, Inc.
(c)
:
5.38%
,
05/01/26 ................. 3 3,075
4.00%
,
03/01/28 ................. 25 25,166
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(c)
. 14 14,768
SSL Robotics LLC, 9.75%, 12/31/23
(c)
.... 11 12,430
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc.:
8.00%
,
12/15/25
(c)
................ USD 26 $ 28,738
6.25%
,
03/15/26
(c)
................ 398 423,870
6.38%
,
06/15/26 ................. 17 17,595
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 76 83,410
992,029
Airlines — 1.2%
American Airlines, Inc., 11.75%, 07/15/25
(c)
. 27 31,138
Delta Air Lines, Inc.
(c)
:
7.00%
,
05/01/25 ................. 34 39,255
4.50%
,
10/20/25 ................. 20 21,377
4.75%
,
10/20/28 ................. 52 56,759
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
91 97,825
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
6 6,309
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ..... 81 87,497
340,160
Auto Components — 1.8%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 17 18,955
Allison Transmission, Inc.
(c)
:
5.88%
,
06/01/29 ................. 28 30,940
3.75%
,
01/30/31 ................. 25 25,578
Clarios Global LP
(c)
:
6.75%
,
05/15/25 ................. 22 23,705
6.25%
,
05/15/26 ................. 105 112,613
8.50%
,
05/15/27 ................. 149 161,875
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 32 33,694
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 17 19,215
Icahn Enterprises LP:
4.75%
,
09/15/24 ................. 13 13,504
6.38%
,
12/15/25 ................. 19 19,655
6.25%
,
05/15/26 ................. 18 19,060
5.25%
,
05/15/27 ................. 23 24,656
Tenneco, Inc., 7.88%, 01/15/29
(c)
....... 7 7,859
511,309
Automobiles — 0.6%
Ford Motor Co.:
8.50%
,
04/21/23 ................. 21 23,636
4.35%
,
12/08/26 ................. 5 5,325
4.75%
,
01/15/43 ................. 9 9,180
5.29%
,
12/08/46 ................. 10 10,450
General Motors Co.:
6.80%
,
10/01/27 ................. 50 64,256
5.00%
,
10/01/28 ................. 5 5,949
5.95%
,
04/01/49 ................. 22 29,753
Tesla, Inc., 5.30%, 08/15/25
(c)
......... 25 26,062
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
13 13,975
188,586
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)
EUR 100 15,881
CIT Group, Inc., 5.25%, 03/07/25 ....... USD 12 13,620
29,501
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(c)
7 7,248
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(c)
.................... 24 25,209
Builders FirstSource, Inc., 6.75%, 06/01/27
(c)
10 10,847
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
.................... 32 34,000

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(c)
... USD 8 $ 8,320
Forterra Finance LLC, 6.50%, 07/15/25
(c)
.. 41 44,075
Griffon Corp., 5.75%, 03/01/28 ......... 8 8,460
JELD-WEN, Inc.
(c)
:
6.25%
,
05/15/25 ................. 13 14,040
4.63%
,
12/15/25 ................. 5 5,102
4.88%
,
12/15/27 ................. 2 2,115
Masonite International Corp.
(c)
:
5.75%
,
09/15/26 ................. 9 9,405
5.38%
,
02/01/28 ................. 8 8,590
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
. 38 39,716
Standard Industries, Inc.
(c)
:
5.00%
,
02/15/27 ................. 9 9,405
4.38%
,
07/15/30 ................. 27 28,883
3.38%
,
01/15/31 ................. 50 50,250
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 16 16,800
315,217
Capital Markets — 1.0%
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00%
(e)(f)
... 75 78,938
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(e)(f)
70 74,054
MSCI, Inc.
(c)
:
3.63%
,
09/01/30 ................. 7 7,315
3.88%
,
02/15/31 ................. 4 4,230
Owl Rock Capital Corp.:
5.25%
,
04/15/24 ................. 6 6,494
4.00%
,
03/30/25 ................. 15 15,662
3.75%
,
07/22/25 ................. 65 67,451
4.25%
,
01/15/26 ................. 16 16,853
3.40%
,
07/15/26 ................. 10 10,143
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(c)
.................... 10 10,054
291,194
Chemicals — 1.4%
Blue Cube Spinco LLC:
9.75%
,
10/15/23 ................. 2 2,055
10.00%
,
10/15/25 ................ 27 28,586
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 10 10,200
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 115 118,306
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 36 37,800
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 27 27,810
HB Fuller Co., 4.25%, 10/15/28 ........ 8 8,200
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 26 28,600
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 9,068
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 20,928
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 4,165
PQ Corp., 5.75%, 12/15/25
(c)
.......... 63 64,654
Rayonier AM Products, Inc., 7.63%, 01/15/26
(c)
6 6,257
Valvoline, Inc., 4.25%, 02/15/30
(c)
....... 13 13,780
WR Grace & Co.-Conn., 4.88%, 06/15/27
(c)
. 18 19,089
399,498
Commercial Services & Supplies — 2.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
26 28,178
Allied Universal Holdco LLC
(c)
:
6.63%
,
07/15/26 ................. 155 165,276
9.75%
,
07/15/27 ................. 56 61,040
APX Group, Inc.:
7.88%
,
12/01/22 ................. 13 13,032
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
8.50%
,
11/01/24 ................. USD 4 $ 4,200
6.75%
,
02/15/27
(c)
................ 25 26,875
Aramark Services, Inc.
(c)
:
5.00%
,
04/01/25 ................. 4 4,120
6.38%
,
05/01/25 ................. 26 27,787
5.00%
,
02/01/28 ................. 5 5,269
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 4,270
Clean Harbors, Inc.
(c)
:
4.88%
,
07/15/27 ................. 2 2,087
5.13%
,
07/15/29 ................. 13 14,202
Covanta Holding Corp., 5.00%, 09/01/30 .. 8 8,560
Garda World Security Corp.
(c)
:
4.63%
,
02/15/27 ................. 29 29,290
9.50%
,
11/01/27 ................. 20 22,150
GFL Environmental, Inc.
(c)
:
4.25%
,
06/01/25 ................. 8 8,300
3.75%
,
08/01/25 ................. 22 22,550
5.13%
,
12/15/26 ................. 36 38,295
8.50%
,
05/01/27 ................. 25 27,750
4.00%
,
08/01/28 ................. 28 28,210
3.50%
,
09/01/28 ................. 26 26,471
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 11 11,660
Interface, Inc., 5.50%, 12/01/28
(c)
....... 10 10,525
KAR Auction Services, Inc., 5.13%, 06/01/25
(c)
4 4,116
Nielsen Finance LLC
(c)
:
5.63%
,
10/01/28 ................. 35 38,029
5.88%
,
10/01/30 ................. 26 29,413
Prime Security Services Borrower LLC
(c)
:
5.25%
,
04/15/24 ................. 8 8,540
5.75%
,
04/15/26 ................. 6 6,570
3.38%
,
08/31/27 ................. 4 3,970
6.25%
,
01/15/28 ................. 43 46,164
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 13 13,358
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 40 40,900
781,157
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 57 60,891
CommScope Technologies LLC
(c)
:
6.00%
,
06/15/25 ................. 22 22,495
5.00%
,
03/15/27 ................. 21 20,685
CommScope, Inc.
(c)
:
5.50%
,
03/01/24 ................. 11 11,341
6.00%
,
03/01/26 ................. 23 24,233
8.25%
,
03/01/27 ................. 4 4,270
7.13%
,
07/01/28 ................. 3 3,195
Nokia OYJ, 6.63%, 05/15/39 .......... 8 10,218
ViaSat, Inc.
(c)
:
5.63%
,
04/15/27 ................. 24 25,200
6.50%
,
07/15/28 ................. 43 46,535
229,063
Construction & Engineering — 0.3%
(c)
Brand Industrial Services, Inc., 8.50%, 07/15/25 39 39,829
MasTec, Inc., 4.50%, 08/15/28 ......... 21 22,050
New Enterprise Stone & Lime Co., Inc.:
6.25%
,
03/15/26 ................. 7 7,175
9.75%
,
07/15/28 ................. 7 7,665
Pike Corp., 5.50%, 09/01/28 .......... 14 14,787
Weekley Homes LLC, 4.88%, 09/15/28 .... 7 7,315
98,821
Consumer Finance — 1.4%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 41 60,183
Ford Motor Credit Co. LLC, 3.35%, 11/01/22 200 203,500

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc., 5.65%,
01/17/29 ..................... USD 7 $ 8,673
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(c)(g)
...... 29 25,265
Navient Corp.:
7.25%
,
09/25/23 ................. 8 8,768
6.13%
,
03/25/24 ................. 6 6,405
5.88%
,
10/25/24 ................. 2 2,125
6.75%
,
06/15/26 ................. 2 2,172
5.00%
,
03/15/27 ................. 2 2,018
OneMain Finance Corp.:
6.88%
,
03/15/25 ................. 10 11,612
8.88%
,
06/01/25 ................. 8 9,050
7.13%
,
03/15/26 ................. 14 16,555
6.63%
,
01/15/28 ................. 28 33,250
5.38%
,
11/15/29 ................. 3 3,375
4.00%
,
09/15/30 ................. 14 14,527
407,478
Containers & Packaging — 1.3%
Crown Americas LLC, 4.25%, 09/30/26 ... 7 7,715
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,870
Graham Packaging Co., Inc., 7.13%, 08/15/28
(c)
9 9,945
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 9,967
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(c)
.................... 11 11,303
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(c)
.................... 15 15,908
LABL Escrow Issuer LLC
(c)
:
6.75%
,
07/15/26 ................. 39 42,236
10.50%
,
07/15/27 ................ 13 14,641
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 21 21,414
Sealed Air Corp., 6.88%, 07/15/33
(c)
..... 9 11,880
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2 2,078
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(h)
................... 200 219,000
370,957
Distributors — 0.6%
(c)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............. 17 17,595
Core & Main LP, 6.13%, 08/15/25 ....... 141 145,759
Wolverine Escrow LLC:
8.50%
,
11/15/24 ................. 17 16,219
9.00%
,
11/15/26 ................. 6 5,679
185,252
Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26
(c)
....... 14 14,928
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 3 3,150
Laureate Education, Inc., 8.25%, 05/01/25
(c)
8 8,480
Service Corp. International, 5.13%, 06/01/29 2 2,215
28,773
Diversified Financial Services — 2.0%
(c)
Fairstone Financial, Inc., 7.88%, 07/15/24 .. 16 16,960
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ..................... 63 61,916
Refinitiv US Holdings, Inc.:
4.50%
,
05/15/26 ................. EUR 100 128,426
8.25%
,
11/15/26 ................. USD 71 77,479
Sabre GLBL, Inc.:
5.25%
,
11/15/23 ................. 4 4,050
9.25%
,
04/15/25 ................. 42 49,980
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
7.38%
,
09/01/25 ................. USD 21 $ 22,785
Shift4 Payments LLC, 4.63%, 11/01/26 .... 25 26,000
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 178,819
566,415
Diversified Telecommunication Services — 7.1%
Altice France Holding SA, 10.50%, 05/15/27
(c)
200 224,500
Altice France SA, 8.13%, 02/01/27
(c)
..... 248 273,422
CCO Holdings LLC
(c)
:
5.00%
,
02/01/28 ................. 8 8,460
5.38%
,
06/01/29 ................. 22 24,117
4.75%
,
03/01/30 ................. 24 25,896
4.50%
,
08/15/30 ................. 76 80,655
4.25%
,
02/01/31 ................. 72 75,878
4.50%
,
05/01/32 ................. 94 100,366
CenturyLink, Inc.:
Series W, 6.75%
,
12/01/23 .......... 11 12,251
Series Y, 7.50%
,
04/01/24 .......... 11 12,458
5.13%
,
12/15/26
(c)
................ 106 111,932
4.00%
,
02/15/27
(c)
................ 36 37,170
4.50%
,
01/15/29
(c)
................ 50 50,875
Series P, 7.60%
,
09/15/39 .......... 31 37,665
Series U, 7.65%
,
03/15/42 .......... 50 60,500
Cincinnati Bell, Inc.
(c)
:
7.00%
,
07/15/24 ................. 23 23,920
8.00%
,
10/15/25 ................. 8 8,530
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 45 48,150
Frontier Communications Corp.
(c)
:
5.88%
,
10/15/27 ................. 37 40,006
5.00%
,
05/01/28 ................. 56 58,380
6.75%
,
05/01/29 ................. 34 36,380
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(h)
................... 5 5,119
Level 3 Financing, Inc.
(c)
:
4.63%
,
09/15/27 ................. 28 29,244
4.25%
,
07/01/28 ................. 16 16,440
3.63%
,
01/15/29 ................. 24 23,940
QualityTech LP, 3.88%, 10/01/28
(c)
...... 24 24,480
Sprint Capital Corp.:
6.88%
,
11/15/28 ................. 64 83,723
8.75%
,
03/15/32 ................. 66 104,503
Switch Ltd., 3.75%, 09/15/28
(c)
......... 27 27,405
Telecom Italia Capital SA:
6.38%
,
11/15/33 ................. 44 54,120
6.00%
,
09/30/34 ................. 51 62,123
7.20%
,
07/18/36 ................. 6 8,095
7.72%
,
06/04/38 ................. 9 12,510
Telesat Canada
(c)
:
4.88%
,
06/01/27 ................. 53 54,855
6.50%
,
10/15/27 ................. 2 2,090
Zayo Group Holdings, Inc.
(c)
:
4.00%
,
03/01/27 ................. 94 94,235
6.13%
,
03/01/28 ................. 92 97,290
2,051,683
Electric Utilities — 0.9%
FirstEnergy Corp.:
Series B, 3.90%
,
07/15/27
(h)
......... 8 8,819
2.65%
,
03/01/30 ................. 2 2,006
Series B, 2.25%
,
09/01/30 .......... 2 1,935
Series C, 4.85%
,
07/15/47
(h)
......... 35 43,557
Series C, 3.40%
,
03/01/50 .......... 16 15,325

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Transmission LLC
(c)
:
5.45%
,
07/15/44 ................. USD 26 $ 32,990
4.55%
,
04/01/49 ................. 13 15,182
NRG Energy, Inc.
(c)
:
4.45%
,
06/15/29 ................. 23 26,672
3.63%
,
02/15/31 ................. 32 32,922
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 39 41,145
PG&E Corp., 5.25%, 07/01/30 ......... 28 30,800
Vistra Operations Co. LLC, 4.30%, 07/15/29
(c)
11 12,485
263,838
Electrical Equipment — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24
(c)
9 10,058
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC, 3.25%, 02/15/29 .......... 42 42,827
Sensata Technologies, Inc.
(c)
:
4.38%
,
02/15/30 ................. 16 17,220
3.75%
,
02/15/31 ................. 19 19,695
79,742
Energy Equipment & Services — 0.7%
Archrock Partners LP
(c)
:
6.88%
,
04/01/27 ................. 26 27,983
6.25%
,
04/01/28 ................. 17 17,696
ChampionX Corp., 6.38%, 05/01/26 ...... 22 22,220
Pioneer Energy Services Corp.
(b)(c)
:
(LIBOR USD 3 Month + 9.50%), 11.00%
,
05/15/25
(f)
................... 34 26,819
5.00%
, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(i)
................... 24 12,563
Tervita Corp., 11.00%, 12/01/25
(c)
....... 9 9,685
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 11 7,865
USA Compression Partners LP:
6.88%
,
04/01/26 ................. 36 37,620
6.88%
,
09/01/27 ................. 28 29,892
192,343
Entertainment — 1.0%
Lions Gate Capital Holdings LLC
(c)
:
6.38%
,
02/01/24 ................. 3 3,075
5.88%
,
11/01/24 ................. 14 14,210
Live Nation Entertainment, Inc.:
2.50%
,
03/15/23
(i)
................ 20 25,816
4.88%
,
11/01/24
(c)
................ 3 3,038
2.00%
,
02/15/25
(c)(i)
............... 12 12,699
6.50%
,
05/15/27
(c)
................ 89 99,548
4.75%
,
10/15/27
(c)
................ 7 7,174
3.75%
,
01/15/28
(c)
................ 15 15,156
Netflix, Inc.:
5.88%
,
11/15/28 ................. 27 32,366
6.38%
,
05/15/29 ................. 16 19,760
5.38%
,
11/15/29
(c)
................ 13 15,324
4.88%
,
06/15/30
(c)
................ 15 17,250
WMG Acquisition Corp.
(c)
:
5.50%
,
04/15/26 ................. 3 3,109
3.88%
,
07/15/30 ................. 17 18,067
3.00%
,
02/15/31 ................. 4 3,920
290,512
Equity Real Estate Investment Trusts (REITs) — 3.4%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(c)
.................... 16 15,760
Diversified Healthcare Trust, 9.75%, 06/15/25 20 22,723
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 22 22,682
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
GLP Capital LP:
3.35%
,
09/01/24 ................. USD 15 $ 15,746
5.25%
,
06/01/25 ................. 33 37,128
5.38%
,
04/15/26 ................. 11 12,624
4.00%
,
01/15/30 ................. 44 47,795
4.00%
,
01/15/31 ................. 25 27,281
Iron Mountain, Inc.
(c)
:
4.88%
,
09/15/29 ................. 9 9,495
5.25%
,
07/15/30 ................. 36 38,880
5.63%
,
07/15/32 ................. 28 30,870
MGM Growth Properties Operating Partnership
LP:
5.63%
,
05/01/24 ................. 22 23,895
4.63%
,
06/15/25
(c)
................ 22 23,562
4.50%
,
09/01/26 ................. 32 34,429
5.75%
,
02/01/27 ................. 27 30,291
4.50%
,
01/15/28 ................. 17 18,086
3.88%
,
02/15/29
(c)
................ 34 34,765
MPT Operating Partnership LP:
5.00%
,
10/15/27 ................. 3 3,191
4.63%
,
08/01/29 ................. 39 41,681
3.50%
,
03/15/31 ................. 37 38,203
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(c)
.................... 8 8,520
RHP Hotel Properties LP, 4.75%, 10/15/27 . 37 38,295
SBA Communications Corp., 3.88%, 02/15/27
(c)
63 66,169
Service Properties Trust:
4.50%
,
06/15/23 ................. 5 5,025
4.35%
,
10/01/24 ................. 4 3,950
7.50%
,
09/15/25 ................. 17 19,589
5.50%
,
12/15/27 ................. 11 12,027
Uniti Group LP:
6.00%
,
04/15/23
(c)
................ 36 36,720
8.25%
,
10/15/23 ................. 44 44,330
7.88%
,
02/15/25
(c)
................ 10 10,742
VICI Properties LP
(c)
:
4.25%
,
12/01/26 ................. 63 65,340
3.75%
,
02/15/27 ................. 25 25,563
4.63%
,
12/01/29 ................. 39 41,730
4.13%
,
08/15/30 ................. 61 64,393
971,480
Food & Staples Retailing — 0.5%
(c)
Albertsons Cos., Inc.:
3.25%
,
03/15/26 ................. 29 29,435
4.63%
,
01/15/27 ................. 39 41,486
5.88%
,
02/15/28 ................. 27 29,381
4.88%
,
02/15/30 ................. 9 9,917
United Natural Foods, Inc., 6.75%, 10/15/28 11 11,509
US Foods, Inc., 6.25%, 04/15/25 ....... 12 12,825
134,553
Food Products — 2.1%
Chobani LLC
(c)
:
7.50%
,
04/15/25 ................. 49 51,382
4.63%
,
11/15/28 ................. 26 26,390
JBS USA LUX SA
(c)
:
6.75%
,
02/15/28 ................. 27 30,215
6.50%
,
04/15/29 ................. 10 11,641
Kraft Heinz Foods Co.:
4.25%
,
03/01/31
(c)
................ 68 75,824
5.00%
,
07/15/35 ................. 10 12,122
6.88%
,
01/26/39 ................. 22 30,484

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Food Products (continued)
4.63%
,
10/01/39
(c)
................ USD 7 $ 7,816
6.50%
,
02/09/40 ................. 15 20,276
5.20%
,
07/15/45 ................. 26 30,915
4.38%
,
06/01/46 ................. 29 31,376
4.88%
,
10/01/49
(c)
................ 83 96,830
5.50%
,
06/01/50
(c)
................ 91 114,638
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(c)
20 22,325
Post Holdings, Inc.
(c)
:
5.63%
,
01/15/28 ................. 2 2,130
5.50%
,
12/15/29 ................. 5 5,456
4.63%
,
04/15/30 ................. 12 12,624
Simmons Foods, Inc., 7.75%, 01/15/24
(c)
... 25 26,031
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 6 6,206
614,681
Gas Utilities — 0.1%
Ferrellgas LP, 10.00%, 04/15/25
(c)
....... 23 25,427
Health Care Equipment & Supplies — 1.1%
(c)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 78 82,485
Hologic, Inc.:
4.63%
,
02/01/28 ................. 19 20,164
3.25%
,
02/15/29 ................. 8 8,140
Ortho-Clinical Diagnostics, Inc.:
7.38%
,
06/01/25 ................. 51 54,315
7.25%
,
02/01/28 ................. 116 122,380
Teleflex, Inc., 4.25%, 06/01/28 ......... 22 23,320
310,804
Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc.
(c)
:
5.50%
,
07/01/28 ................. 17 18,259
5.00%
,
04/15/29 ................. 14 14,945
AdaptHealth LLC
(c)
:
6.13%
,
08/01/28 ................. 12 12,885
4.63%
,
08/01/29 ................. 6 6,165
AHP Health Partners, Inc., 9.75%, 07/15/26
(c)
30 33,112
Akumin, Inc., 7.00%, 11/01/25
(c)
........ 5 5,250
Centene Corp.:
5.38%
,
08/15/26
(c)
................ 24 25,350
4.25%
,
12/15/27 ................. 43 45,580
4.63%
,
12/15/29 ................. 33 36,637
3.00%
,
10/15/30 ................. 27 28,617
Community Health Systems, Inc.
(c)
:
8.63%
,
01/15/24 ................. 58 60,465
6.63%
,
02/15/25 ................. 38 39,994
8.00%
,
03/15/26 ................. 118 127,145
5.63%
,
03/15/27 ................. 69 74,192
6.00%
,
01/15/29 ................. 52 56,174
Encompass Health Corp.:
4.50%
,
02/01/28 ................. 4 4,180
4.75%
,
02/01/30 ................. 5 5,356
4.63%
,
04/01/31 ................. 8 8,560
HCA, Inc.:
5.38%
,
09/01/26 ................. 20 22,988
5.63%
,
09/01/28 ................. 35 41,300
5.88%
,
02/01/29 ................. 20 24,069
3.50%
,
09/01/30 ................. 71 75,443
Legacy LifePoint Health LLC
(c)
:
6.75%
,
04/15/25 ................. 16 17,181
4.38%
,
02/15/27 ................. 7 7,009
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 12 11,974
MEDNAX, Inc.
(c)
:
5.25%
,
12/01/23 ................. 15 15,185
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.25%
,
01/15/27 ................. USD 22 $ 23,594
Molina Healthcare, Inc.
(c)
:
4.38%
,
06/15/28 ................. 9 9,472
3.88%
,
11/15/30 ................. 20 21,450
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 13 13,813
Providence Service Corp. (The), 5.88%,
11/15/25
(c)
.................... 7 7,402
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 9 9,900
RP Escrow Issuer LLC, 5.25%, 12/15/25
(c)
.. 13 13,586
Surgery Center Holdings, Inc.
(c)
:
6.75%
,
07/01/25 ................. 64 64,696
10.00%
,
04/15/27 ................ 40 44,200
Tenet Healthcare Corp.
(c)
:
4.63%
,
09/01/24 ................. 13 13,422
7.50%
,
04/01/25 ................. 23 25,128
4.88%
,
01/01/26 ................. 78 81,597
6.25%
,
02/01/27 ................. 9 9,540
5.13%
,
11/01/27 ................. 43 45,526
4.63%
,
06/15/28 ................. 7 7,333
6.13%
,
10/01/28 ................. 35 36,469
Vizient, Inc., 6.25%, 05/15/27
(c)
........ 21 22,575
West Street Merger Sub, Inc., 6.38%,
09/01/25
(c)
.................... 37 37,925
1,305,643
Hotels, Restaurants & Leisure — 4.9%
1011778 BC ULC
(c)
:
3.88%
,
01/15/28 ................. 21 21,331
4.38%
,
01/15/28 ................. 30 30,900
4.00%
,
10/15/30 ................. 23 23,309
Affinity Gaming, 6.88%, 12/15/27
(c)
...... 10 10,478
Boyd Gaming Corp.:
8.63%
,
06/01/25
(c)
................ 22 24,468
6.38%
,
04/01/26 ................. 8 8,310
4.75%
,
12/01/27 ................. 14 14,543
Boyne USA, Inc., 7.25%, 05/01/25
(c)
..... 16 16,780
Caesars Entertainment, Inc.
(c)
:
6.25%
,
07/01/25 ................. 115 122,475
8.13%
,
07/01/27 ................. 74 81,920
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 29 30,728
Carnival Corp.
(c)
:
11.50%
,
04/01/23 ................ 51 58,993
10.50%
,
02/01/26 ................ 11 12,815
7.63%
,
03/01/26 ................. 19 20,700
9.88%
,
08/01/27 ................. 15 17,250
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 15 15,750
Cedar Fair LP
(c)
:
5.50%
,
05/01/25 ................. 77 80,272
6.50%
,
10/01/28 ................. 5 5,422
Churchill Downs, Inc.
(c)
:
5.50%
,
04/01/27 ................. 23 24,351
4.75%
,
01/15/28 ................. 38 39,995
Dave & Buster's, Inc., 7.63%, 11/01/25
(c)
... 17 17,892
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
... 77 76,447
Hilton Domestic Operating Co., Inc.:
5.38%
,
05/01/25
(c)
................ 12 12,750
5.75%
,
05/01/28
(c)
................ 20 21,750
4.88%
,
01/15/30 ................. 35 38,237
4.00%
,
05/01/31
(c)
................ 32 33,764
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 14 14,818

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... USD 16 $ 17,480
Las Vegas Sands Corp.:
2.90%
,
06/25/25 ................. 5 5,232
3.50%
,
08/18/26 ................. 6 6,421
3.90%
,
08/08/29 ................. 4 4,302
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 2 2,090
MGM Resorts International, 6.00%, 03/15/23 10 10,737
NCL Corp. Ltd.
(c)
:
10.25%
,
02/01/26 ................ 10 11,700
5.88%
,
03/15/26 ................. 16 16,829
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 10 10,700
Powdr Corp., 6.00%, 08/01/25
(c)
........ 21 22,103
Royal Caribbean Cruises Ltd.
(c)
:
10.88%
,
06/01/23 ................ 10 11,379
9.13%
,
06/15/23 ................. 15 16,275
11.50%
,
06/01/25 ................ 20 23,381
Scientific Games International, Inc.
(c)
:
8.63%
,
07/01/25 ................. 18 19,710
5.00%
,
10/15/25 ................. 10 10,319
8.25%
,
03/15/26 ................. 40 43,104
7.00%
,
05/15/28 ................. 13 13,978
7.25%
,
11/15/29 ................. 14 15,365
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(c)
.................... 14 15,199
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
75 81,000
Station Casinos LLC, 4.50%, 02/15/28
(c)
... 17 17,128
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 14,945
Wyndham Destinations, Inc., 6.63%, 07/31/26
(c)
15 17,175
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 16,625
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 28,861
Wynn Resorts Finance LLC
(c)
:
7.75%
,
04/15/25 ................. 17 18,424
5.13%
,
10/01/29 ................. 57 59,707
Yum! Brands, Inc.:
4.75%
,
01/15/30
(c)
................ 8 8,772
3.63%
,
03/15/31 ................. 10 10,108
5.35%
,
11/01/43 ................. 2 2,260
1,427,757
Household Durables — 1.1%
Ashton Woods USA LLC, 6.63%, 01/15/28
(c)
7 7,368
Brookfield Residential Properties, Inc.
(c)
:
6.25%
,
09/15/27 ................. 7 7,446
4.88%
,
02/15/30 ................. 20 20,675
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
23 24,581
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 13,845
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 28 29,400
Mattamy Group Corp.
(c)
:
5.25%
,
12/15/27 ................. 14 14,805
4.63%
,
03/01/30 ................. 16 16,960
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 17 22,789
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 4,470
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
6 6,162
Newell Brands, Inc., 4.88%, 06/01/25 ..... 10 11,003
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
31 33,170
PulteGroup, Inc.:
7.88%
,
06/15/32 ................. 2 2,993
6.38%
,
05/15/33 ................. 30 41,103
6.00%
,
02/15/35 ................. 6 8,158
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc.
(c)
:
5.88%
,
06/15/27 ................. USD 7 $ 7,933
5.13%
,
08/01/30 ................. 13 14,560
Tempur Sealy International, Inc., 5.50%,
06/15/26 ..................... 2 2,082
TRI Pointe Group, Inc., 5.70%, 06/15/28 ... 5 5,645
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 25 25,875
321,023
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30 . 21 21,893
Energizer Holdings, Inc.
(c)
:
4.75%
,
06/15/28 ................. 2 2,105
4.38%
,
03/31/29 ................. 2 2,071
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(c)
.................... 6 6,259
Spectrum Brands, Inc.
(c)
:
5.00%
,
10/01/29 ................. 13 13,961
5.50%
,
07/15/30 ................. 13 14,007
60,296
Independent Power and Renewable Electricity Producers
— 0.7%
(c)
Calpine Corp.:
4.50%
,
02/15/28 ................. 36 37,440
5.13%
,
03/15/28 ................. 61 64,170
4.63%
,
02/01/29 ................. 14 14,396
5.00%
,
02/01/31 ................. 49 51,205
3.75%
,
03/01/31 ................. 20 19,807
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 13 13,942
200,960
Insurance — 1.7%
Acrisure LLC, 8.13%, 02/15/24
(c)
........ 3 3,176
Alliant Holdings Intermediate LLC
(c)
:
4.25%
,
10/15/27 ................. 89 91,002
6.75%
,
10/15/27 ................. 140 149,800
AmWINS Group, Inc., 7.75%, 07/01/26
(c)
... 12 12,887
AssuredPartners, Inc., 5.63%, 01/15/29
(c)
.. 22 22,963
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. 23 24,977
HUB International Ltd., 7.00%, 05/01/26
(c)
.. 65 67,976
NFP Corp.
(c)
:
7.00%
,
05/15/25 ................. 9 9,675
6.88%
,
08/15/28 ................. 91 97,159
Willis North America, Inc., 2.95%, 09/15/29 . 5 5,471
485,086
Interactive Media & Services — 0.1%
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(c)
.................... 35 36,670
Internet & Direct Marketing Retail — 0.5%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 22,385
Expedia Group, Inc.:
6.25%
,
05/01/25 ................. 56 64,910
4.63%
,
08/01/27 ................. 20 22,340
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 5 5,262
Match Group Holdings II LLC:
4.63%
,
06/01/28 ................. 9 9,433
4.13%
,
08/01/30 ................. 11 11,440
135,770
IT Services — 1.6%
(c)
Arches Buyer, Inc., 4.25%, 06/01/28 ..... 9 9,114
Austin BidCo, Inc., 7.13%, 12/15/28 ...... 6 6,263

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Banff Merger Sub, Inc., 9.75%, 09/01/26 ... USD 118 $ 127,458
Black Knight InfoServ LLC, 3.63%, 09/01/28 35 35,831
Booz Allen Hamilton, Inc., 3.88%, 09/01/28 . 24 24,720
Gartner, Inc.:
4.50%
,
07/01/28 ................. 25 26,375
3.75%
,
10/01/30 ................. 31 32,667
KBR, Inc., 4.75%, 09/30/28 ........... 15 15,637
Northwest Fiber LLC, 10.75%, 06/01/28 ... 9 10,260
Presidio Holdings, Inc., 4.88%, 02/01/27 ... 16 16,972
Science Applications International Corp.,
4.88%, 04/01/28 ................ 23 24,380
Tempo Acquisition LLC:
5.75%
,
06/01/25 ................. 18 19,125
6.75%
,
06/01/25 ................. 71 73,382
Unisys Corp., 6.88%, 11/01/27 ......... 9 9,833
WEX, Inc., 4.75%, 02/01/23 .......... 19 19,024
451,041
Leisure Products — 0.4%
Mattel, Inc.:
6.75%
,
12/31/25
(c)
................ 72 75,994
6.20%
,
10/01/40 ................. 6 7,005
5.45%
,
11/01/41 ................. 19 20,906
103,905
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 10 10,475
Syneos Health, Inc., 3.63%, 01/15/29 .... 38 38,105
48,580
Machinery — 1.0%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 15,937
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 9 9,157
Clark Equipment Co., 5.88%, 06/01/25
(c)
... 25 26,375
Colfax Corp., 6.38%, 02/15/26
(c)
........ 20 21,350
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 17,000
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 11 11,124
Grinding Media, Inc., 7.38%, 12/15/23
(c)
... 28 28,420
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(c)(g)
.......... 31 33,713
Meritor, Inc., 4.50%, 12/15/28
(c)
........ 6 6,150
Navistar International Corp.
(c)
:
9.50%
,
05/01/25 ................. 7 7,857
6.63%
,
11/01/25 ................. 4 4,191
RBS Global, Inc., 4.88%, 12/15/25
(c)
..... 8 8,150
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
20 21,600
Terex Corp., 5.63%, 02/01/25
(c)
........ 9 9,271
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 53 55,120
Wabash National Corp., 5.50%, 10/01/25
(c)
. 23 23,460
298,875
Media — 5.6%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
.................... 13 13,747
Altice Financing SA, 7.50%, 05/15/26
(c)
.... 200 211,060
AMC Networks, Inc.:
5.00%
,
04/01/24 ................. 2 2,032
4.75%
,
08/01/25 ................. 14 14,458
Block Communications, Inc., 4.88%, 03/01/28
(c)
12 12,360
Cable One, Inc., 4.00%, 11/15/30
(c)
...... 21 21,814
Clear Channel Worldwide Holdings, Inc.:
9.25%
,
02/15/24 ................. 34 34,425
5.13%
,
08/15/27
(c)
................ 143 144,430
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC:
5.25%
,
06/01/24 ................. USD 5 $ 5,412
6.50%
,
02/01/29
(c)
................ 200 225,810
Diamond Sports Group LLC, 5.38%, 08/15/26
(c)
42 34,125
DISH DBS Corp.:
6.75%
,
06/01/21 ................. 11 11,222
5.88%
,
07/15/22 ................. 125 130,625
5.00%
,
03/15/23 ................. 23 23,748
7.75%
,
07/01/26 ................. 49 54,880
DISH Network Corp.
(i)
:
2.38%
,
03/15/24 ................. 26 24,230
3.38%
,
08/15/26 ................. 38 36,223
Entercom Media Corp., 6.50%, 05/01/27
(c)
.. 30 30,488
GCI LLC, 4.75%, 10/15/28
(c)
.......... 14 14,932
Lamar Media Corp., 4.00%, 02/15/30 ..... 7 7,262
Liberty Broadband Corp.
(c)(i)
:
1.25%
,
09/30/50 ................. 22 22,209
2.75%
,
09/30/50 ................. 70 74,884
Meredith Corp., 6.88%, 02/01/26 ....... 4 3,900
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 16,720
Outfront Media Capital LLC, 5.00%, 08/15/27
(c)
23 23,403
Radiate Holdco LLC
(c)
:
4.50%
,
09/15/26 ................. 51 52,594
6.50%
,
09/15/28 ................. 114 120,127
Scripps Escrow II, Inc.
(c)
:
3.88%
,
01/15/29 ................. 8 8,314
5.38%
,
01/15/31 ................. 14 14,595
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 57 58,324
Sirius XM Radio, Inc.
(c)
:
5.00%
,
08/01/27 ................. 14 14,875
5.50%
,
07/01/29 ................. 16 17,605
4.13%
,
07/01/30 ................. 17 18,095
TEGNA, Inc., 5.50%, 09/15/24
(c)
........ 4 4,065
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
. 72 79,380
Townsquare Media, Inc., 6.88%, 02/01/26
(c)
. 6 6,284
Univision Communications, Inc.
(c)
:
5.13%
,
02/15/25 ................. 11 11,083
6.63%
,
06/01/27 ................. 29 31,147
1,630,887
Metals & Mining — 2.9%
Allegheny Technologies, Inc., 7.88%,
08/15/23
(h)
.................... 6 6,566
Arconic Corp.
(c)
:
6.00%
,
05/15/25 ................. 15 16,013
6.13%
,
02/15/28 ................. 10 10,781
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 79 85,320
Constellium SE, 5.88%, 02/15/26
(c)
...... 250 257,500
Freeport-McMoRan, Inc.:
4.38%
,
08/01/28 ................. 12 12,750
4.63%
,
08/01/30 ................. 43 47,192
5.45%
,
03/15/43 ................. 117 145,665
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 15 16,988
Kaiser Aluminum Corp.
(c)
:
6.50%
,
05/01/25 ................. 11 11,770
4.63%
,
03/01/28 ................. 7 7,262
New Gold, Inc.
(c)
:
6.38%
,
05/15/25 ................. 6 6,270
7.50%
,
07/15/27 ................. 39 43,095
Novelis Corp.
(c)
:
5.88%
,
09/30/26 ................. 25 26,125

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.75%
,
01/30/30 ................. USD 87 $ 93,731
United States Steel Corp., 12.00%, 06/01/25
(c)
49 56,595
843,623
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 7 7,117
Multiline Retail — 0.3%
(c)
Macy's, Inc., 8.38%, 06/15/25 ......... 50 55,525
Nordstrom, Inc., 8.75%, 05/15/25 ....... 41 45,922
101,447
Oil, Gas & Consumable Fuels — 11.7%
Antero Midstream Partners LP, 7.88%,
05/15/26
(c)
.................... 27 27,880
Antero Resources Corp., 8.38%, 07/15/26
(c)
. 5 5,103
Apache Corp.:
4.88%
,
11/15/27 ................. 17 18,020
5.10%
,
09/01/40 ................. 19 20,259
5.25%
,
02/01/42 ................. 5 5,389
4.75%
,
04/15/43 ................. 26 26,959
4.25%
,
01/15/44 ................. 15 14,799
5.35%
,
07/01/49 ................. 6 6,156
Ascent Resources Utica Holdings LLC, 9.00%,
11/01/27
(c)
.................... 35 38,850
Baytex Energy Corp., 8.75%, 04/01/27
(c)
... 25 15,908
Blue Racer Midstream LLC, 7.63%, 12/15/25
(c)
14 14,910
Buckeye Partners LP:
4.13%
,
03/01/25
(c)
................ 14 14,175
3.95%
,
12/01/26 ................. 6 6,078
4.50%
,
03/01/28
(c)
................ 21 21,630
5.85%
,
11/15/43 ................. 14 13,775
5.60%
,
10/15/44 ................. 13 12,496
Cenovus Energy, Inc.:
3.00%
,
08/15/22 ................. 7 7,153
3.80%
,
09/15/23 ................. 5 5,193
5.38%
,
07/15/25 ................. 26 29,314
5.40%
,
06/15/47 ................. 11 12,913
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 22 15,785
Cheniere Energy Partners LP:
5.63%
,
10/01/26 ................. 23 23,920
4.50%
,
10/01/29 ................. 44 46,542
Cheniere Energy, Inc., 4.63%, 10/15/28
(c)
.. 106 111,300
CITGO Petroleum Corp., 7.00%, 06/15/25
(c)
. 25 24,937
CNX Resources Corp.
(c)
:
7.25%
,
03/14/27 ................. 25 26,750
6.00%
,
01/15/29 ................. 21 21,514
Comstock Resources, Inc.:
7.50%
,
05/15/25
(c)
................ 42 43,033
9.75%
,
08/15/26 ................. 48 51,685
Continental Resources, Inc.:
5.00%
,
09/15/22 ................. 36 36,054
4.50%
,
04/15/23 ................. 3 3,093
5.75%
,
01/15/31
(c)
................ 20 22,200
4.90%
,
06/01/44 ................. 22 21,758
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(c)
.................... 25 24,750
CrownRock LP, 5.63%, 10/15/25
(c)
....... 88 89,868
CVR Energy, Inc.
(c)
:
5.25%
,
02/15/25 ................. 13 12,545
5.75%
,
02/15/28 ................. 7 6,632
DCP Midstream Operating LP:
5.38%
,
07/15/25 ................. 12 13,186
5.63%
,
07/15/27 ................. 17 18,870
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.13%
,
05/15/29 ................. USD 11 $ 12,200
6.45%
,
11/03/36
(c)
................ 17 18,360
6.75%
,
09/15/37
(c)
................ 29 31,320
Diamondback Energy, Inc.:
4.75%
,
05/31/25 ................. 15 16,887
3.50%
,
12/01/29 ................. 22 23,503
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(c)
.................... 20 21,208
Endeavor Energy Resources LP
(c)
:
6.63%
,
07/15/25 ................. 16 17,120
5.50%
,
01/30/26 ................. 64 65,674
5.75%
,
01/30/28 ................. 30 32,361
Energy Transfer Operating LP:
6.50%
,
02/01/42 ................. 15 18,300
5.15%
,
03/15/45 ................. 4 4,335
6.13%
,
12/15/45 ................. 12 14,175
6.00%
,
06/15/48 ................. 9 10,605
5.00%
,
05/15/50 ................. 21 22,741
EnLink Midstream LLC:
5.63%
,
01/15/28
(c)
................ 14 14,283
5.38%
,
06/01/29 ................. 8 7,780
EnLink Midstream Partners LP:
4.40%
,
04/01/24 ................. 17 16,775
4.85%
,
07/15/26 ................. 2 1,953
5.60%
,
04/01/44 ................. 20 16,050
5.05%
,
04/01/45 ................. 5 3,984
EQM Midstream Partners LP:
6.00%
,
07/01/25
(c)
................ 17 18,615
4.13%
,
12/01/26 ................. 5 5,038
6.50%
,
07/01/27
(c)
................ 30 33,781
EQT Corp.:
3.90%
,
10/01/27 ................. 27 26,823
5.00%
,
01/15/29 ................. 12 12,652
8.75%
,
02/01/30
(h)
................ 17 20,825
Extraction Oil & Gas, Inc.
(a)(c)(d)
:
7.38%
,
05/15/24 ................. 46 8,280
5.63%
,
02/01/26 ................. 38 6,840
Genesis Energy LP:
5.63%
,
06/15/24 ................. 14 13,650
6.50%
,
10/01/25 ................. 4 3,890
8.00%
,
01/15/27 ................. 17 16,833
7.75%
,
02/01/28 ................. 12 11,490
Great Western Petroleum LLC, 9.00%,
09/30/21
(c)
.................... 49 28,420
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 24 25,530
Hess Midstream Operations LP
(c)
:
5.63%
,
02/15/26 ................. 10 10,400
5.13%
,
06/15/28 ................. 14 14,634
Holly Energy Partners LP, 5.00%, 02/01/28
(c)
19 19,143
Indigo Natural Resources LLC, 6.88%,
02/15/26
(c)
.................... 52 53,170
Kinder Morgan Energy Partners LP, 5.00%,
03/01/43 ..................... 10 11,748
Matador Resources Co., 5.88%, 09/15/26 .. 31 30,380
MEG Energy Corp.
(c)
:
7.00%
,
03/31/24 ................. 16 16,160
6.50%
,
01/15/25 ................. 25 25,751
7.13%
,
02/01/27 ................. 14 14,455
Murphy Oil Corp.:
5.75%
,
08/15/25 ................. 13 12,870
6.37%
,
12/01/42
(h)
................ 3 2,644
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
93 98,783

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... USD 25 $ 33,799
NuStar Logistics LP:
5.75%
,
10/01/25 ................. 12 12,780
6.00%
,
06/01/26 ................. 13 14,060
6.38%
,
10/01/30 ................. 2 2,265
Occidental Petroleum Corp.:
2.70%
,
08/15/22 ................. 27 27,034
2.70%
,
02/15/23 ................. 26 25,975
6.95%
,
07/01/24 ................. 6 6,480
2.90%
,
08/15/24 ................. 37 35,613
5.50%
,
12/01/25 ................. 11 11,469
3.40%
,
04/15/26 ................. 6 5,720
8.88%
,
07/15/30 ................. 2 2,348
6.13%
,
01/01/31 ................. 19 20,334
4.30%
,
08/15/39 ................. 43 36,357
6.20%
,
03/15/40 ................. 67 66,330
4.50%
,
07/15/44 ................. 17 14,408
4.63%
,
06/15/45 ................. 42 36,608
6.60%
,
03/15/46 ................. 2 2,029
4.40%
,
04/15/46 ................. 37 32,244
4.10%
,
02/15/47 ................. 3 2,452
4.20%
,
03/15/48 ................. 33 26,895
4.40%
,
08/15/49 ................. 7 5,900
Ovintiv Exploration, Inc., 5.75%, 01/30/22 .. 7 7,271
Parkland Corp., 5.88%, 07/15/27
(c)
...... 23 24,868
Parsley Energy LLC
(c)
:
5.38%
,
01/15/25 ................. 23 23,653
5.25%
,
08/15/25 ................. 6 6,249
5.63%
,
10/15/27 ................. 15 16,418
4.13%
,
02/15/28 ................. 22 23,100
PBF Holding Co. LLC, 9.25%, 05/15/25
(c)
.. 90 88,731
PDC Energy, Inc.:
1.13%
,
09/15/21
(i)
................ 20 19,431
6.13%
,
09/15/24 ................. 6 6,166
6.25%
,
12/01/25 ................. 4 3,950
5.75%
,
05/15/26 ................. 28 28,910
Plains All American Pipeline LP:
3.55%
,
12/15/29 ................. 4 4,186
4.30%
,
01/31/43 ................. 7 6,887
4.90%
,
02/15/45 ................. 13 13,797
QEP Resources, Inc.:
5.38%
,
10/01/22 ................. 41 42,691
5.25%
,
05/01/23 ................. 17 17,893
5.63%
,
03/01/26 ................. 15 16,448
Range Resources Corp.:
5.88%
,
07/01/22 ................. 3 3,000
5.00%
,
08/15/22 ................. 22 21,780
5.00%
,
03/15/23 ................. 2 1,950
4.88%
,
05/15/25 ................. 5 4,723
Rattler Midstream LP, 5.63%, 07/15/25
(c)
... 20 21,125
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(c)
.................... 33 39,114
SM Energy Co.:
6.13%
,
11/15/22 ................. 6 5,790
10.00%
,
01/15/25
(c)
............... 58 62,350
Southwestern Energy Co.:
4.10%
,
03/15/22 ................. 24 24,120
7.50%
,
04/01/26 ................. 4 4,196
8.38%
,
09/15/28 ................. 9 9,765
Sunoco Logistics Partners Operations LP:
5.30%
,
04/01/44 ................. 18 19,451
5.35%
,
05/15/45 ................. 8 8,813
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40%
,
10/01/47 ................. USD 28 $ 31,286
Sunoco LP:
5.50%
,
02/15/26 ................. 3 3,075
6.00%
,
04/15/27 ................. 6 6,378
5.88%
,
03/15/28 ................. 2 2,160
4.50%
,
05/15/29
(c)
................ 14 14,560
Tallgrass Energy Partners LP
(c)
:
5.50%
,
09/15/24 ................. 34 34,595
7.50%
,
10/01/25 ................. 11 11,875
6.00%
,
12/31/30 ................. 13 13,378
Targa Resources Partners LP:
5.13%
,
02/01/25 ................. 27 27,675
6.50%
,
07/15/27 ................. 15 16,275
5.00%
,
01/15/28 ................. 16 16,889
6.88%
,
01/15/29 ................. 10 11,263
5.50%
,
03/01/30 ................. 34 36,914
4.88%
,
02/01/31
(c)
................ 26 28,329
TerraForm Power Operating LLC
(c)
:
4.25%
,
01/31/23 ................. 7 7,236
4.75%
,
01/15/30 ................. 9 9,630
Viper Energy Partners LP, 5.38%, 11/01/27
(c)
20 20,900
Western Midstream Operating LP:
3.95%
,
06/01/25 ................. 14 14,280
4.75%
,
08/15/28 ................. 3 3,120
5.45%
,
04/01/44 ................. 29 29,327
5.30%
,
03/01/48 ................. 32 31,711
5.50%
,
08/15/48 ................. 5 4,908
6.25%
,
02/01/50
(h)
................ 57 62,700
Williams Cos., Inc. (The), 5.10%, 09/15/45 . 5 6,180
WPX Energy, Inc.:
8.25%
,
08/01/23 ................. 9 10,243
5.25%
,
09/15/24 ................. 9 9,804
5.75%
,
06/01/26 ................. 6 6,307
5.25%
,
10/15/27 ................. 7 7,417
5.88%
,
06/15/28 ................. 18 19,621
4.50%
,
01/15/30 ................. 32 33,920
3,373,683
Paper & Forest Products — 0.1%
(c)
Boise Cascade Co., 4.88%, 07/01/30 ..... 10 10,825
Norbord, Inc., 6.25%, 04/15/23 ......... 22 23,870
34,695
Personal Products — 0.1%
Edgewell Personal Care Co., 5.50%, 06/01/28
(c)
16 17,195
Pharmaceuticals — 1.5%
Bausch Health Americas, Inc., 9.25%,
04/01/26
(c)
.................... 13 14,495
Bausch Health Cos., Inc.
(c)
:
6.13%
,
04/15/25 ................. 5 5,153
9.00%
,
12/15/25 ................. 11 12,144
5.75%
,
08/15/27 ................. 20 21,450
7.00%
,
01/15/28 ................. 35 38,472
5.00%
,
01/30/28 ................. 21 21,641
5.00%
,
02/15/29 ................. 43 44,213
6.25%
,
02/15/29 ................. 47 51,054
7.25%
,
05/30/29 ................. 30 33,723
5.25%
,
01/30/30 ................. 26 27,300
5.25%
,
02/15/31 ................. 23 24,029
Elanco Animal Health, Inc., 5.90%, 08/28/28
(h)
6 7,080
Endo DAC, 9.50%, 07/31/27
(c)
......... 17 18,976
P&L Development LLC, 7.75%, 11/15/25
(c)
.. 12 12,900

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
USD 83 $ 90,055
422,685
Professional Services — 0.4%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 8,180
ASGN, Inc., 4.63%, 05/15/28 .......... 6 6,240
Dun & Bradstreet Corp. (The):
6.88%
,
08/15/26 ................. 18 19,350
10.25%
,
02/15/27 ................ 19 21,423
Jaguar Holding Co. II/PPD Development LP:
4.63%
,
06/15/25 ................. 15 15,819
5.00%
,
06/15/28 ................. 54 57,645
128,657
Real Estate Management & Development — 0.2%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 22 24,255
Five Point Operating Co. LP, 7.88%, 11/15/25 23 24,347
Howard Hughes Corp. (The):
5.38%
,
03/15/25 ................. 4 4,125
5.38%
,
08/01/28 ................. 8 8,604
Realogy Group LLC, 7.63%, 06/15/25 .... 12 13,028
74,359
Road & Rail — 0.5%
Uber Technologies, Inc.
(c)
:
7.50%
,
05/15/25 ................. 49 52,931
8.00%
,
11/01/26 ................. 47 51,294
7.50%
,
09/15/27 ................. 23 25,300
6.25%
,
01/15/28 ................. 17 18,488
148,013
Semiconductors & Semiconductor Equipment — 0.4%
(c)
Entegris, Inc., 4.38%, 04/15/28 ........ 16 17,060
Microchip Technology, Inc., 4.25%, 09/01/25 64 67,708
ON Semiconductor Corp., 3.88%, 09/01/28 . 22 22,770
Qorvo, Inc., 3.38%, 04/01/31 .......... 7 7,228
114,766
Software — 3.2%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 79 83,542
Ascend Learning LLC:
6.88%
,
08/01/25
(c)
................ 56 57,570
Boxer Parent Co., Inc.
(c)
:
7.13%
,
10/02/25 ................. 34 36,905
9.13%
,
03/01/26 ................. 53 56,975
BY Crown Parent LLC
(c)
:
7.38%
,
10/15/24 ................. 62 63,085
4.25%
,
01/31/26 ................. 45 46,125
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 25 26,094
Castle US Holding Corp., 9.50%, 02/15/28
(c)
27 27,000
CDK Global, Inc., 5.25%, 05/15/29
(c)
..... 7 7,755
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
.................... 62 63,240
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 5 5,262
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 13 13,756
Open Text Corp., 3.88%, 02/15/28
(c)
...... 4 4,160
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
11 11,702
PTC, Inc.
(c)
:
3.63%
,
02/15/25 ................. 4 4,112
4.00%
,
02/15/28 ................. 6 6,289
Solera LLC, 10.50%, 03/01/24
(c)
........ 204 211,395
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
105 112,142
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 78 80,048
917,157
Security
Par (000)
Par (000) Value
Specialty Retail — 1.6%
Asbury Automotive Group, Inc.:
4.50%
,
03/01/28 ................. USD 9 $ 9,382
4.75%
,
03/01/30 ................. 8 8,580
Gap, Inc. (The), 8.88%, 05/15/27
(c)
...... 15 17,400
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
13 13,400
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 11,440
L Brands, Inc.:
6.88%
,
07/01/25
(c)
................ 40 43,431
6.63%
,
10/01/30
(c)
................ 13 14,462
6.88%
,
11/01/35 ................. 49 55,003
6.75%
,
07/01/36 ................. 5 5,571
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 17 17,553
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 15,956
Penske Automotive Group, Inc.:
3.50%
,
09/01/25 ................. 6 6,098
5.50%
,
05/15/26 ................. 3 3,116
PetSmart, Inc.
(c)
:
7.13%
,
03/15/23 ................. 23 23,000
5.88%
,
06/01/25 ................. 50 51,375
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 29 30,732
SRS Distribution, Inc., 8.25%, 07/01/26
(c)
.. 39 41,438
Staples, Inc., 7.50%, 04/15/26
(c)
........ 51 53,258
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 33 35,186
456,381
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(c)
... 11 12,320
NCR Corp.
(c)
:
5.75%
,
09/01/27 ................. 7 7,437
5.00%
,
10/01/28 ................. 9 9,495
6.13%
,
09/01/29 ................. 13 14,397
5.25%
,
10/01/30 ................. 9 9,653
Seagate HDD Cayman, 4.13%, 01/15/31
(c)
. 10 10,663
Xerox Corp., 4.80%, 03/01/35 ......... 18 18,135
82,100
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 5.38%, 05/15/25
(c)
.... 4 4,232
Levi Strauss & Co., 5.00%, 05/01/25 ..... 4 4,100
William Carter Co. (The), 5.50%, 05/15/25
(c)
. 7 7,434
Wolverine World Wide, Inc., 6.38%, 05/15/25
(c)
7 7,455
23,221
Thrifts & Mortgage Finance — 0.5%
Freedom Mortgage Corp., 7.63%, 05/01/26
(c)
6 6,346
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(c)
.................... 50 54,125
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(c)
.................... 28 27,510
LD Holdings Group LLC, 6.50%, 11/01/25
(c)
. 5 5,263
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 17,120
Nationstar Mortgage Holdings, Inc.
(c)
:
6.00%
,
01/15/27 ................. 10 10,613
5.50%
,
08/15/28 ................. 21 22,050
5.13%
,
12/15/30 ................. 11 11,497
154,524
Trading Companies & Distributors — 0.6%
Brightstar Escrow Corp., 9.75%, 10/15/25
(c)
. 6 6,412
Fortress Transportation & Infrastructure
Investors LLC
(c)
:
6.50%
,
10/01/25 ................. 6 6,271
9.75%
,
08/01/27 ................. 5 5,731
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... 11 11,118

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... USD 22 $ 23,320
United Rentals North America, Inc., 4.00%,
07/15/30 ..................... 3 3,157
WESCO Distribution, Inc.
(c)
:
7.13%
,
06/15/25 ................. 46 50,592
7.25%
,
06/15/28 ................. 54 61,414
168,015
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 209 225,135
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(c)
.................... 16 17,132
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 3 3,311
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(c)(f)(g)
......... 148 139,673
Sprint Corp.:
7.13%
,
06/15/24 ................. 9 10,530
7.63%
,
03/01/26 ................. 22 27,306
423,087
Total Corporate Bonds — 85.4%
(Cost: $23,389,414) .............................. 24,684,997
Floating Rate Loan Interests — 9.7%
Aerospace & Defense — 0.1%
(f)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(b)
................ 19 19,129
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 14 14,105
33,234
Airlines — 0.1%
(f)
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 6 6,005
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 27 27,954
33,959
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 04/30/26
(f)
23 23,349
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(f)
..... 7 6,866
Building Products — 0.1%
(f)
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 . 6 6,007
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 . 2 2,003
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 05/05/24 9 8,655
16,665
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.19%
,
 06/03/26
(f)
10 10,389
Chemicals — 0.6%
(f)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ..... 82 82,117
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
5.25%), 6.25%
,
 08/27/26 ........... 39 38,609
Security
Par (000)
Par (000) Value
Chemicals (continued)
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 .... USD 27 $ 26,921
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.90%
,
 03/30/26 5 4,552
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/15/24 ........... 7 7,386
159,585
Commercial Services & Supplies — 0.8%
(f)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(j)
.............. 157 152,524
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.21%
,
 09/06/24 ..... 42 40,934
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 05/30/25 8 8,111
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 . 2 2,366
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(b)
................ 13 13,000
216,935
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan:
(f)
(LIBOR USD 1 Month + 3.00%),
3.15%, 05/23/25 ............... 29 28,915
(LIBOR USD 1 Month + 4.25%),
4.40%, 05/23/25 ............... 13 12,821
41,736
Construction Materials — 0.0%
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23
(f)
... 7 6,513
Containers & Packaging — 0.1%
(f)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%
,
 04/03/24 ..... 19 17,839
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 ................. 8 7,838
25,677
Diversified Consumer Services — 0.2%
(f)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 01/29/27 ........... 7 6,939
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 16 16,630
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ..... 11 11,111
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 14 13,538
48,218
Diversified Financial Services — 0.6%
(f)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 .... 46 46,551
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 34 33,945
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(j)
...................... 4 3,848
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(j)
.............. 1 855
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/28/24
(b)
1 1,014

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. USD 40 $ 39,933
White Cap Buyer LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 10/19/27 43 42,946
WP CPP Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 04/30/25 ................. 6 5,470
174,562
Diversified Telecommunication Services — 0.3%
(f)
Altice Financing SA, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.91%
,
 07/15/25 ..... 3 2,880
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 .... 14 14,108
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. 25 25,078
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.65%
,
 04/30/27 ................. 18 18,443
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/09/27 26 25,639
86,148
Entertainment — 0.1%
(f)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(b)
................ 33 33,165
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 ................. 1 626
33,791
Health Care Equipment & Supplies — 0.1%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%
,
 12/11/26
(f)
................ 35 35,031
Health Care Providers & Services — 0.5%
(f)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 14 13,566
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.71%
,
 07/24/26 ................. 14 13,589
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25 60 49,996
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%
,
 07/02/25 ................. 14 13,618
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/16/25 ................. 10 9,767
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 06/30/25 ................. 14 13,426
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%
,
 04/29/25 .... 17 16,945
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%
,
 09/03/24 ................. 2 2,032
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. USD 18 $ 17,940
150,879
Hotels, Restaurants & Leisure — 0.3%
(f)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.65%
,
 07/21/25 ................. 17 16,700
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
............... 5 5,350
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 ................. 32 30,865
IRB Holding Corp., Term Loan, 12/15/27
(j)
.. 32 32,010
84,925
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 08/12/26
(f)
..... 2 1,485
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(f)
................ 26 16,337
Insurance — 0.5%
(f)
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%
,
 08/04/25 43 43,482
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 12/23/26 ..... 4 3,826
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27 17 16,894
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ............... 31 30,610
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ............... 23 22,556
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 14 14,017
131,385
Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(f)
................ 11 10,990
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(f)
................ 19 18,967
IT Services — 1.2%
(f)
Airbnb, Inc., 1st Lien Term Loan, (LIBOR USD
3 Month + 7.50%), 8.50%
,
 04/17/25 .... 7 7,531
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 10/02/25 26 26,126
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 4 3,512
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 8 8,325

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 USD 22 $ 22,125
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 0.03%), 0.00% -
3.40%
,
 11/29/24 ................. 11 11,081
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 12/01/25 ................. 10 9,650
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.48%
,
 08/01/25 ................. 7 4,381
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ........... 16 14,777
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............ 12 12,010
Sabre GLBL, Inc., Term Loan B, 12/17/27
(j)
.. 8 8,010
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 53 53,038
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ..... 76 75,503
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 94 93,314
349,383
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 09/27/24
(f)
22 21,598
Machinery — 0.4%
(f)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.15%
,
 09/21/26 ..... 38 37,566
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 .... 82 79,836
117,402
Media — 1.5%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(f)
... 8 8,093
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(f)
................ 67 64,291
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(f)
................ 73 74,530
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(f)
................ 15 15,557
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(f)
................ 33 33,077
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(k)
................ 164 166,941
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(f)
................ 7 6,270
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(f)
3 2,989
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 12/17/26
(f)
14 13,612
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%
,
 12/31/28
(f)
................ 40 39,853
425,213
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.5%
(f)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(j)
.......... USD 94 $ 102,180
Chesapeake Energy Corp., Term Loan
A, (LIBOR USD 1 Month + 8.00%),
0.00%
,
 06/24/24
(a)(b)(d)
.............. 61 50,564
152,744
Pharmaceuticals — 0.2%
(f)
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/29/24 ................. 44 43,589
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 19 19,177
62,766
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/06/26
(f)
................ 39 38,652
Software — 0.7%
(f)
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28 ................. 11 11,112
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 5 5,002
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.00%
,
 01/29/27 19 18,486
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 ................. 23 22,908
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25 39 39,614
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27 ..... 19 18,681
Omnitracs LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 8.00%), 8.15%
,
 10/23/28 5 4,925
Planview Parent, Inc., 2nd Lien Term Loan,
12/18/28
(b)(j)
..................... 13 12,870
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25 17 16,661
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 08/01/25 ................. 9 8,699
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28 ................. 26 26,216
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ............... 10 9,659
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ............... 17 17,033
211,866
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22
(f)
..... 58 57,779
Total Floating Rate Loan Interests — 9.7%
(Cost: $2,798,133) .............................. 2,805,029

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(l)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(b)(d)
............... USD 140 $ 1,568
Total Other Interests — 0.0% ......................... 1,568
Par (000)
Pa r (000)
Capital Trusts — 2.6%
Banks — 2.3%
(e)(f)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 66 73,231
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 45 51,412
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 116 131,434
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 10 11,675
CIT Group, Inc., Series A, (LIBOR USD 3
Month + 3.97%), 5.80% ............ 26 26,520
Citigroup, Inc., Series Q, (LIBOR USD 3 Month
+ 4.10%), 4.32% ................. 23 22,885
JPMorgan Chase & Co.:
Series V, (LIBOR USD 3 Month + 3.32%),
3.55% ...................... 71 69,753
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 15 14,969
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 20 20,651
Series R, (LIBOR USD 3 Month + 3.30%),
6.00% ...................... 5 5,300
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ...................... 7 7,630
Series FF, (SOFR + 3.38%), 5.00% .... 71 74,694
Series X, (LIBOR USD 3 Month + 3.33%),
6.10% ...................... 78 85,548
Series HH, (SOFR + 3.13%), 4.60% .... 26 26,845
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., Series U, (LIBOR USD 3
Month + 3.99%), 5.87% ............ USD 36 $ 40,815
663,362
Capital Markets — 0.3%
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85%
(e)(f)
.......... 85 84,388
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(e)
(f)
............................ 10 11,025
Total Capital Trusts — 2.6%
(Cost: $720,019) ................................ 758,775
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/exercisable 06/17/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(a)
................ 1,904 11,633
Total Warrants — 0.0% ............................. 11,633
Total Long-Term Investments — 99.0%
(Cost: $27,239,964) .............................. 28,630,687
Short-Term Securities — 0.6%
(m)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
................... 171,880 171,880
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 13,662 13,662
Total Short-Term Securities — 0.6%
(Cost: $185,542) ................................ 185,542
Total Investments — 99.6%
(Cost: $27,425,506 ) .............................. 28,816,229
Other Assets Less Liabilities — 0.4% ................... 102,699
Net Assets — 100.0% .............................. $ 28,918,928
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)
Convertible security.
(j)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Fixed rate.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Annualized 7-day yield as of period end.

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 226,951 $ — $ (55,071) $ — $ — $ 171,880 171,880 $ 1,605 $ —
(a)
Represents net amount purchased (sold).

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 292,000 USD 354,168 Bank of Montreal 01/06/21 $ 2,564
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 4 $ 276 $ 949 $ (673)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (192) $ (364) $ 172
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (425) (712) 287
$ (617) $ (1,076) $ 459
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ 949 $ (1,076) $ 459 $ (673)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 2,564 $ — $ — $ 2,564
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,408 — — — — 1,408
$ — $ 1,408 $ — $ 2,564 $ — $ — $ 3,972
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,749 — — — — 1,749

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (39,733) $ — $ (7,448) $ — $ (47,181)
Forward foreign currency exchange contracts .... — — — 31,273 — — 31,273
Options purchased
(a)
.................... — — 18,424 — (9,609) — 8,815
Options written ........................ — — (8,452) — 1,090 — (7,362)
Swaps .............................. — (18,420) — — — — (18,420)
$ — $ (18,420) $ (29,761) $ 31,273 $ (15,967) $ — $ (32,875)
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — 2,976 — — 2,976
Options purchased
(b)
.................... — — — — 294 — 294
Options written ........................ — — — — 27 — 27
Swaps .............................. — 8,331 — — — — 8,331
$ — $ 8,331 $ — $ 2,976 $ 321 $ — $ 11,628
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ —
(a)
Average notional value of contracts — short ................................................................................. 34,793
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 2,910
Average amounts sold — in USD ........................................................................................ 257,418
Options:
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Average notional value of swaption contracts purchased ......................................................................... 272,500
Average notional value of swaption contracts written ........................................................................... 272,500
Credit default swaps:
Average notional value — buy protection ................................................................................... 3,341
Average notional value — sell protection ................................................................................... 150,650
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 2,564 $ —
Swaps — OTC
(a)
.................................................................................... 1,408 1,749
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,972 $ 1,749
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,972 $ 1,749
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(continued)
December 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of Montreal ................................ $ 2,564 $ — $ — $ — $ 2,564
Barclays Bank plc ................................ 1,408 (1,408) — — —
$ 3,972 $ (1,408) $ — $ — $ 2,564
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Barclays Bank plc ................................ $ 1,749 $ (1,408) $ — $ — $ 341
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components ...................................... $ 6,997 $ — $ — $ 6,997
Building Products ....................................... 654 — — 654
Chemicals ............................................ 53,846 — — 53,846
Diversified Telecommunication Services ........................ 12,694 — — 12,694
Energy Equipment & Services .............................. — — 3,262 3,262
Entertainment ......................................... 21,236 — — 21,236
Equity Real Estate Investment Trusts (REITs) .................... 134,350 — — 134,350
Life Sciences Tools & Services .............................. 3,901 — — 3,901
Media ............................................... 14,168 — — 14,168
Metals & Mining ........................................ 70,174 — — 70,174
Pharmaceuticals ....................................... 47,403 — — 47,403
Corporate Bonds:
Aerospace & Defense .................................... — 992,029 — 992,029
Airlines .............................................. — 340,160 — 340,160
Auto Components ...................................... — 511,309 — 511,309
Automobiles .......................................... — 188,586 — 188,586
Banks ............................................... — 29,501 — 29,501
Biotechnology ......................................... — 7,248 — 7,248
Building Products ....................................... — 315,217 — 315,217
Capital Markets ........................................ — 291,194 — 291,194
Chemicals ............................................ — 399,498 — 399,498
Commercial Services & Supplies ............................. — 781,157 — 781,157
Communications Equipment ................................ — 229,063 — 229,063
Construction & Engineering ................................ — 98,821 — 98,821
Consumer Finance ...................................... — 407,478 — 407,478
Containers & Packaging .................................. — 370,957 — 370,957
Distributors ........................................... — 185,252 — 185,252
Diversified Consumer Services .............................. — 28,773 — 28,773
Diversified Financial Services ............................... — 566,415 — 566,415
Diversified Telecommunication Services ........................ — 2,051,683 — 2,051,683
Electric Utilities ........................................ — 263,838 — 263,838
Electrical Equipment ..................................... — 10,058 — 10,058
Electronic Equipment, Instruments & Components ................. — 79,742 — 79,742
Energy Equipment & Services .............................. — 152,961 39,382 192,343
Entertainment ......................................... — 290,512 — 290,512
Equity Real Estate Investment Trusts (REITs) .................... — 971,480 — 971,480
Food & Staples Retailing .................................. — 134,553 — 134,553
Food Products ......................................... — 614,681 — 614,681
Gas Utilities ........................................... — 25,427 — 25,427
Health Care Equipment & Supplies ........................... — 310,804 — 310,804
Health Care Providers & Services ............................ — 1,305,643 — 1,305,643
Hotels, Restaurants & Leisure .............................. — 1,427,757 — 1,427,757
Household Durables ..................................... — 321,023 — 321,023
Household Products ..................................... — 60,296 — 60,296
Independent Power and Renewable Electricity Producers ............ — 200,960 — 200,960
Insurance ............................................ — 485,086 — 485,086
Interactive Media & Services ............................... — 36,670 — 36,670
Internet & Direct Marketing Retail ............................ — 135,770 — 135,770
IT Services ........................................... — 451,041 — 451,041
Leisure Products ....................................... — 103,905 — 103,905
Life Sciences Tools & Services .............................. — 48,580 — 48,580
Machinery ............................................ — 298,875 — 298,875
Media ............................................... — 1,630,887 — 1,630,887
Metals & Mining ........................................ — 843,623 — 843,623

2020
BlackRock Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Mortgage Real Estate Investment Trusts (REITs) .................. $ — $ 7,117 $ — $ 7,117
Multiline Retail ......................................... — 101,447 — 101,447
Oil, Gas & Consumable Fuels ............................... — 3,373,683 — 3,373,683
Paper & Forest Products .................................. — 34,695 — 34,695
Personal Products ...................................... — 17,195 — 17,195
Pharmaceuticals ....................................... — 422,685 — 422,685
Professional Services .................................... — 128,657 — 128,657
Real Estate Management & Development ....................... — 74,359 — 74,359
Road & Rail ........................................... — 148,013 — 148,013
Semiconductors & Semiconductor Equipment .................... — 114,766 — 114,766
Software ............................................. — 917,157 — 917,157
Specialty Retail ........................................ — 456,381 — 456,381
Technology Hardware, Storage & Peripherals .................... — 82,100 — 82,100
Textiles, Apparel & Luxury Goods ............................ — 23,221 — 23,221
Thrifts & Mortgage Finance ................................ — 154,524 — 154,524
Trading Companies & Distributors ............................ — 168,015 — 168,015
Wireless Telecommunication Services ......................... — 423,087 — 423,087
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 14,105 19,129 33,234
Airlines .............................................. — 33,959 — 33,959
Auto Components ...................................... — 23,349 — 23,349
Automobiles .......................................... — 6,866 — 6,866
Building Products ....................................... — 16,665 — 16,665
Capital Markets ........................................ — 10,389 — 10,389
Chemicals ............................................ — 159,585 — 159,585
Commercial Services & Supplies ............................. — 203,935 13,000 216,935
Construction & Engineering ................................ — 41,736 — 41,736
Construction Materials .................................... — 6,513 — 6,513
Containers & Packaging .................................. — 25,677 — 25,677
Diversified Consumer Services .............................. — 48,218 — 48,218
Diversified Financial Services ............................... — 173,548 1,014 174,562
Diversified Telecommunication Services ........................ — 86,148 — 86,148
Entertainment ......................................... — 626 33,165 33,791
Health Care Equipment & Supplies ........................... — 35,031 — 35,031
Health Care Providers & Services ............................ — 150,879 — 150,879
Hotels, Restaurants & Leisure .............................. — 79,575 5,350 84,925
Independent Power and Renewable Electricity Producers ............ — 1,485 — 1,485
Industrial Conglomerates .................................. — 16,337 — 16,337
Insurance ............................................ — 131,385 — 131,385
Interactive Media & Services ............................... — 10,990 — 10,990
Internet & Direct Marketing Retail ............................ — 18,967 — 18,967
IT Services ........................................... — 349,383 — 349,383
Life Sciences Tools & Services .............................. — 21,598 — 21,598
Machinery ............................................ — 117,402 — 117,402
Media ............................................... — 425,213 — 425,213
Oil, Gas & Consumable Fuels ............................... — 102,180 50,564 152,744
Pharmaceuticals ....................................... — 62,766 — 62,766
Professional Services .................................... — 38,652 — 38,652
Software ............................................. — 198,996 12,870 211,866
Specialty Retail ........................................ — 57,779 — 57,779
Other Interests .......................................... — — 1,568 1,568
Capital Trusts ........................................... — 758,775 — 758,775
Warrants .............................................. — 11,633 — 11,633
Short-Term Securities ....................................... 185,542 — — 185,542
$ 550,965 $ 28,085,960 $ 179,304 $ 28,816,229
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 459 $ — $ 459
Foreign currency exchange contracts ............................ — 2,564 — 2,564
Liabilities:
Credit contracts ........................................... — (673) — (673)
$ — $ 2,350 $ — $ 2,350

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.8%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.42%, 08/15/30
(b)
.......... USD 500 $ 497,835
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ........... 99 100,556
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(b)
..................... 396 392,716
Total Asset-Backed Securities — 1.8%
(Cost: $995,204) ................................ 991,107
Foreign Government Obligations — 3.9%
China — 3.6%
People's Republic of China:
1.99%
,
04/09/25 ................. CNY 6,920 1,022,117
2.68%
,
05/21/30 ................. 6,350 935,709
1,957,826
Colombia — 0.0%
Republic of Colombia, 6.25%
,
11/26/25 .... COP 20,300 6,506
Mexico — 0.1%
United Mexican States:
7.75%
,
11/23/34 ................. MXN 2 11,801
10.00%
,
11/20/36 ................ 2 14,021
8.50%
,
11/18/38 ................. 2 13,014
38,836
Peru — 0.0%
Peru Government Bond:
2.78%
,
12/01/60 ................. USD 3 3,019
3.23%
,
07/28/21 ................. 3 2,999
6,018
Russia — 0.2%
Russian Federation:
7.75%
,
09/16/26 ................. RUB 2,055 30,833
8.15%
,
02/03/27 ................. 928 14,217
6.00%
,
10/06/27 ................. 515 7,082
6.90%
,
05/23/29 ................. 1,060 15,383
8.50%
,
09/17/31 ................. 2,362 38,251
105,766
Total Foreign Government Obligations — 3.9%
(Cost: $2,023,577) .............................. 2,114,952
Non-Agency Mortgage-Backed Securities — 6.3%
Commercial Mortgage-Backed Securities — 5.6%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 1.04%, 09/15/34
(a)(b)
......... USD 121 120,999
BANK
(b)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 .................... 11 12,279
Series 2020-BN26, Class B, 2.91%,
03/15/63 .................... 164 174,606
Benchmark Mortgage Trust, Series 2020-B20,
Class B, 2.53%, 10/15/53 ........... 37 37,921
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.31%, 10/15/35
(a)(b)
128 128,360
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.08%, 10/15/36
(b)
.. USD 95 $ 95,107
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.61%, 10/15/36
(b)
.. 285 284,700
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.51%, 11/15/32
(b)
.. 134 134,296
Series 2020-VIV4, Class A, 2.84%, 03/09/44 160 167,931
BX Trust, Series 2019-OC11, Class A, 3.20%,
12/09/41
(a)
..................... 275 301,135
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 140 141,778
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.24%, 12/10/49
(b)
50 53,370
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
................... 130 135,201
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 19 21,705
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 350 366,853
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
..................... 100 103,583
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 80 86,842
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.16%, 11/15/37
(a)(b)
........ 170 170,332
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 108,298
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.53%,
10/15/33
(a)(b)
.................... 100 99,999
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.20%, 03/15/37
(a)(b)
............... 33 32,783
Morgan Stanley Capital I Trust:
Series 2018-H3, Class B, 4.62%, 07/15/51
(b)
34 39,722
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.06%, 07/15/35
(a)(b)
. 130 128,044
Series 2020-HR8, Class AS, 2.30%,
07/15/53 .................... 16 16,572
Series 2020-HR8, Class B, 2.70%, 07/15/53 19 19,691
2,982,107
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.63%, 10/15/53 .......... 1,019 116,283
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.57%, 06/15/52 .. 1,544 161,682
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ...... 991 99,737
377,702
Total Non-Agency Mortgage-Backed Securities — 6.3%
(Cost: $3,313,211) .............................. 3,359,809
U.S. Government Sponsored Agency Securities — 63.5%
Agency Obligations — 0.9%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 495,760

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 0.5%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... USD 142 $ 153,946
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
............. 80 93,300
247,246
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 198 212,425
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 152 163,385
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 . 21 22,723
398,533
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association:
Series 2020-146, Class DI, 2.50%, 10/20/50 182 20,304
Series 2020-162, Class TI, 2.50%, 10/20/50 374 40,190
Series 2020-175, Class DI, 2.50%, 11/20/50 100 11,102
71,596
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
16,371 9,682
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2002-83, 0.00%, 10/16/42 ...... 380 —
Series 2003-17, 0.00%, 03/16/43 ...... 205 2
Series 2003-109, 0.00%, 11/16/43 ..... 402 16
Series 2016-22, 0.79%, 11/16/55 ...... 1,545 59,262
Series 2016-45, 0.94%, 02/16/58 ...... 849 46,585
Series 2016-92, 0.87%, 04/16/58 ...... 264 13,810
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 ......... 1,018 72,564
Series 2016-151, 1.06%, 06/16/58 ..... 802 51,649
Series 2017-30, 0.65%, 08/16/58 ...... 395 16,769
Series 2017-44, 0.67%, 04/17/51 ...... 394 17,326
Series 2017-53, 0.66%, 11/16/56 ...... 3,228 145,526
Series 2017-61, 0.75%, 05/16/59 ...... 347 19,873
Series 2017-64, 0.75%, 11/16/57 ...... 255 14,433
Series 2017-72, 0.66%, 04/16/57 ...... 777 39,204
Series 2020-178, 1.43%, 10/16/60 ..... 224 23,143
529,844
Mortgage-Backed Securities — 60.3%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 135 143,213
3.00%, 09/01/27 - 12/01/46 .......... 288 309,488
3.50%, 04/01/31 - 01/01/48 .......... 305 335,577
4.00%, 08/01/40 - 12/01/45 .......... 45 49,673
4.50%, 02/01/39 - 07/01/47 .......... 169 188,369
5.00%, 11/01/41 ................. 72 83,372
5.50%, 06/01/41 ................. 73 85,727
8.00%, 03/01/30 - 06/01/31 .......... 10 10,536
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 138 149,243
4.00%, 01/01/41 ................. 5 4,929
Government National Mortgage Association:
2.00%, 01/15/51 - 02/15/51
(c)
......... 3,864 4,037,093
2.50%, 01/15/51
(c)
................ 748 791,828
3.00%, 02/15/45 - 09/20/50 .......... 1,481 1,566,017
3.00%, 01/15/51
(c)
................ 122 127,053
3.50%, 01/15/42 - 10/20/46 .......... 1,600 1,733,156
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00%, 10/20/40 - 01/15/48 .......... USD 514 $ 556,839
4.00%, 01/15/51
(c)
................ 179 190,845
4.50%, 12/20/39 - 08/20/50 .......... 659 730,170
5.00%, 07/15/39 - 07/20/44 .......... 51 58,355
5.00%, 01/15/51
(c)
................ 126 137,552
Uniform Mortgage-Backed Securities:
1.50%, 01/25/51
(c)
................ 210 212,174
2.00%, 10/01/31 - 03/01/32 .......... 86 90,614
2.00%, 01/25/36 - 02/25/51
(c)
......... 1,798 1,872,655
2.50%, 04/01/30 - 12/01/50 .......... 1,423 1,515,739
2.50%, 01/25/51 - 02/25/51
(c)
......... 5,022 5,289,879
3.00%, 04/01/29 - 09/01/50 .......... 3,325 3,559,697
3.00%, 01/25/36
(c)
................ 38 39,879
3.50%, 04/01/29 - 08/01/50 .......... 2,124 2,316,462
3.50%, 01/25/51 - 02/25/51
(c)
......... 1,549 1,639,510
4.00%, 09/01/33 - 06/01/50 .......... 1,556 1,715,224
4.00%, 01/25/51 - 02/25/51
(c)
......... 1,247 1,332,514
4.50%, 06/01/26 - 08/01/48 .......... 782 869,208
4.50%, 01/25/51
(c)
................ 12 13,005
5.00%, 02/01/35 - 12/01/43 .......... 160 184,501
5.00%, 01/25/51
(c)
................ 4 4,427
5.50%, 11/01/21 - 09/01/39 .......... 203 235,520
6.00%, 04/01/35 - 09/01/40 .......... 152 179,220
6.50%, 05/01/40 ................. 33 39,614
32,398,877
Total U.S. Government Sponsored Agency Securities — 63.5%
(Cost: $33,789,469) .............................. 34,141,856
U.S. Treasury Obligations — 45.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 ................. 160 237,438
4.50%, 08/15/39 ................. 160 244,800
4.38%, 11/15/39 ................. 160 241,963
3.13%, 02/15/43 ................. 610 800,077
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,524,967
3.63%, 08/15/43 ................. 610 861,482
3.75%, 11/15/43 ................. 610 878,019
3.00%, 02/15/48 ................. 590 774,513
2.25%, 08/15/49 ................. 727 831,989
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 ................. 373 444,000
U.S. Treasury Notes:
1.13%, 07/31/21 ................. 2,650 2,665,527
1.75%, 07/31/21 - 07/31/24 .......... 3,695 3,833,016
1.50%, 01/31/22 - 08/15/26 .......... 4,050 4,184,957
2.75%, 05/31/23 ................. 380 403,809
2.13%, 07/31/24 - 05/15/25 .......... 2,470 2,652,911
2.00%, 02/15/25 ................. 1,470 1,573,876
2.25%, 08/15/27 ................. 1,180 1,308,417
2.88%, 08/15/28 ................. 350 406,561
3.13%, 11/15/28 ................. 350 414,394
1.63%, 08/15/29 ................. 125 133,721
Total U.S. Treasury Obligations — 45.4%
(Cost: $22,719,304) .............................. 24,416,437
Total Long-Term Investments — 120.9%
(Cost: $62,840,765) .............................. 65,024,161

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 10.1%
Certificates of Deposit — 2.1%
Yankee — 2.1%
(d)
Credit Suisse AG, New York, 0.30%, 09/01/21 USD 1,100 $ 1,100,126
Total Certificates of Deposit — 2.1%
(Cost: $1,100,000) .............................. 1,100,126
U.S. Government Sponsored Agency Securities — 8.0%
Federal Home Loan Bank Discount Notes,
0.08%, 01/15/21
(e)
............... 4,300 4,299,908
Total U.S. Government Sponsored Agency Securities — 8.0%
(Cost: $4,299,875) .............................. 4,299,908
Total Short-Term Securities — 10.1%
(Cost: $5,399,875) .............................. 5,400,034
Total Options Purchased — 0.1%
(Cost: $70,567) ................................ 75,624
Total Investments Before TBA Sale Commitments — 131.1%
(Cost: $68,311,207 ) .............................. 70,499,819
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (27.5)%
(c)
Mortgage-Backed Securities — (27.5)%
Government National Mortgage Association:
2.00% ,  01/15/51 ................. USD 1,473 $ (1,540,378)
3.00% ,  01/15/51 ................. 61 (63,788)
3.50% ,  01/15/51 ................. 238 (251,832)
4.00% ,  01/15/51 ................. 26 (27,720)
4.50% ,  01/15/51 ................. 119 (127,423)
Uniform Mortgage-Backed Securities:
2.50% ,  01/25/36 - 03/25/51 .......... 8,385 (8,822,335)
3.00% ,  01/25/36 - 01/25/51 .......... 1,078 (1,129,550)
3.50% ,  01/25/36 - 01/25/51 .......... 1,109 (1,172,887)
4.00% ,  01/25/36 - 01/25/51 .......... 625 (666,641)
1.50% ,  01/25/51 - 02/25/51 .......... 536 (541,415)
2.00% ,  01/25/51 ................. 285 (296,408)
4.50% ,  01/25/51 ................. 121 (131,134)
Total TBA Sale Commitments — (27.5)%
(Proceeds: $14,695,693) .......................... (14,771,511)
Total Investments Net of TBA Sale Commitments — 103.6%
(Cost: $53,615,514 ) .............................. 55,728,308
Liabilities in Excess of Other Assets — (3.6)% ............ (1,953,091)
Net Assets — 100.0% .............................. $ 53,775,217
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
Issuer is a U.S. branch of a foreign domiciled bank.
(e)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)(b)
$ 1,217,840 $ — $ (1,217,840) $ — $ — $ — — $ 6,798 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 48 03/31/21 $ 10,607 $ 7,071
U.S. Treasury 5 Year Note .................................................... 42 03/31/21 5,299 14,269
21,340
Short Contracts
Euro-Bund .............................................................. 8 03/08/21 1,736 606
U.S. Treasury 10 Year Note ................................................... 7 03/22/21 967 (1,783)
U.S. Treasury 10 Year Ultra Note ............................................... 2 03/22/21 313 162
U.S. Treasury Long Bond .................................................... 5 03/22/21 866 (2,988)
U.S. Treasury Ultra Bond .................................................... 2 03/22/21 427 2,335
90-day Eurodollar ......................................................... 1 12/19/22 249 (184)
(1,852)
$ 19,488
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 109,733 USD 150,000 Bank of America NA 01/05/21 $ 60
MXN 1,010,500 USD 50,000 Citibank NA 01/05/21 780
MXN 2,022,520 USD 100,000 HSBC Bank plc 01/05/21 1,637
USD 150,000 ZAR 2,203,312 BNP Paribas SA 01/05/21 64
ZAR 748,900 USD 50,000 BNP Paribas SA 01/05/21 963
ZAR 1,554,555 USD 100,000 Deutsche Bank AG 01/05/21 5,788
IDR 1,420,800,000 USD 100,000 Bank of America NA 01/06/21 1,259
IDR 709,400,000 USD 50,000 JPMorgan Chase Bank NA 01/06/21 558
INR 7,425,000 USD 100,000 Bank of America NA 01/06/21 1,614
INR 3,685,250 USD 50,000 JPMorgan Chase Bank NA 01/06/21 434
AUD 10,000 USD 7,571 Natwest Markets plc 01/08/21 139
BRL 52,069 USD 10,000 Goldman Sachs International 01/08/21 25
CNY 65,403 USD 10,000 Natwest Markets plc 01/08/21 56
IDR 283,770,000 USD 20,000 Barclays Bank plc 01/08/21 278
INR 739,135 USD 10,000 UBS AG 01/08/21 115
JPY 1,040,267 USD 10,000 State Street Bank and Trust Co. 01/08/21 75
KRW 10,917,350 USD 10,000 Morgan Stanley & Co. International plc 01/08/21 44
MXN 200,264 USD 10,000 JPMorgan Chase Bank NA 01/08/21 60
MXN 202,473 USD 10,000 State Street Bank and Trust Co. 01/08/21 171
USD 10,000 BRL 51,669 Deutsche Bank AG 01/08/21 52
USD 10,000 PLN 36,672 Citibank NA 01/08/21 183
USD 10,000 TWD 280,850 Goldman Sachs International 01/08/21 1
RUB 7,680,190 USD 100,000 Citibank NA 01/12/21 3,774
KZT 579,348 USD 1,320 Citibank NA 01/20/21 53
MXN 2,998,425 USD 150,000 Citibank NA 02/02/21 188
USD 150,000 EUR 122,511 Bank of America NA 02/02/21 229
USD 150,000 JPY 15,481,530 Bank of America NA 02/02/21 12
USD 150,000 SEK 1,231,482 Bank of America NA 02/02/21 270
COP 50,006,611 USD 14,400 JPMorgan Chase Bank NA 02/24/21 230
MXN 1,069,000 USD 52,963 Citibank NA 02/26/21 441
19,553
EUR 122,594 USD 150,000 Bank of America NA 01/05/21 (233)
JPY 15,486,750 USD 150,000 Bank of America NA 01/05/21 (15)
SEK 1,231,883 USD 150,000 Bank of America NA 01/05/21 (274)
USD 100,000 EUR 83,500 Bank of America NA 01/05/21 (2,008)
USD 50,000 EUR 41,182 JPMorgan Chase Bank NA 01/05/21 (310)

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 150,000 GBP 112,242 Deutsche Bank AG 01/05/21 $ (3,490)
USD 50,000 JPY 5,193,790 Bank of America NA 01/05/21 (301)
USD 100,000 JPY 10,418,750 Citibank NA 01/05/21 (903)
USD 150,000 MXN 2,988,825 Citibank NA 01/05/21 (196)
USD 50,000 SEK 420,015 Bank of America NA 01/05/21 (1,050)
USD 100,000 SEK 854,194 JPMorgan Chase Bank NA 01/05/21 (3,821)
USD 100,000 CLP 75,010,000 Citibank NA 01/06/21 (5,572)
USD 50,000 CLP 38,354,000 JPMorgan Chase Bank NA 01/06/21 (3,981)
BRL 51,303 USD 10,000 Citibank NA 01/08/21 (122)
MXN 198,851 USD 10,000 Citibank NA 01/08/21 (11)
PLN 36,557 USD 10,000 UBS AG 01/08/21 (214)
USD 10,000 CAD 12,782 JPMorgan Chase Bank NA 01/08/21 (42)
USD 10,000 CLP 7,304,000 Morgan Stanley & Co. International plc 01/08/21 (279)
USD 10,000 COP 34,370,900 Goldman Sachs International 01/08/21 (63)
USD 12,171 EUR 10,000 Barclays Bank plc 01/08/21 (47)
USD 20,000 ZAR 303,793 Goldman Sachs International 01/08/21 (662)
RUB 3,694,500 USD 50,000 Bank of America NA 01/12/21 (80)
RUB 1,464,916 USD 20,000 Barclays Bank plc 01/12/21 (206)
USD 20,000 RUB 1,510,682 HSBC Bank plc 01/12/21 (412)
RUB 11,133,000 USD 150,000 JPMorgan Chase Bank NA 02/02/21 (46)
USD 150,000 GBP 109,709 Bank of America NA 02/02/21 (61)
ZAR 2,211,937 USD 150,000 BNP Paribas SA 02/02/21 (84)
INR 10,985,550 USD 150,000 Citibank NA 02/03/21 (28)
USD 24,294 COP 88,439,198 Deutsche Bank AG 02/24/21 (1,580)
USD 115,036 RUB 8,786,205 Citibank NA 02/24/21 (3,008)
USD 70,225 MXN 1,423,813 Barclays Bank plc 02/26/21 (905)
USD 25,560 MXN 517,000 Deutsche Bank AG 02/26/21 (267)
USD 1,008,553 CNY 6,628,209 Standard Chartered Bank 03/17/21 (5,913)
(36,184)
$ (16,631)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 67 06/11/21 USD 99.25 USD 16,750 $ 13,819
90-day Eurodollar September 2021 Futures .......... 74 09/10/21 USD 99.38 USD 18,500 11,563
90-day Eurodollar September 2021 Futures .......... 94 09/10/21 USD 99.63 USD 23,500 5,875
$ 31,257
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/28/21 1.15 % USD 1,400 $ 12,673
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 USD 1,150 31,694
$ 44,367
(a)
Forward settling swaption.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 1,220 $ 432 $ — $ 432
3 month BA Semi-Annual 0.76% Semi-Annual 10/07/22
(a)
10/07/23 CAD 2,930 558 (61) 619
3 month BA Semi-Annual 0.75% Semi-Annual 10/24/22
(a)
10/24/23 CAD 2,168 37 — 37
3 month BA Semi-Annual 0.74% Semi-Annual 10/26/22
(a)
10/26/23 CAD 1,630 (124) — (124)
3 month BA Semi-Annual 0.83% Semi-Annual 11/09/22
(a)
11/09/23 CAD 1,477 805 — 805
3 month BA Semi-Annual 0.85% Semi-Annual 12/01/22
(a)
12/01/23 CAD 1,700 876 — 876
0.80% Semi-Annual 3 month BA Semi-Annual 12/12/22
(a)
12/12/23 CAD 1,768 (54) — (54)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 470 1,754 — 1,754
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 404 1,540 — 1,540
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 296 1,107 — 1,107
28 day MXIBTIIE Monthly 5.04% Monthly N/A 11/12/25 MXN 1,295 996 — 996
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 200 (32,967) — (32,967)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 (28,019) — (28,019)
$ (53,059) $ (61) $ (52,998)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 195 $ 1,586 $ — $ 1,586
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 195 1,463 — 1,463
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 240 2,588 — 2,588
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 210 3,767 — 3,767
1.01% At Termination 1 month HICPXT At Termination 12/15/25 EUR 45 5 — 5
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 68 (91) — (91)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 68 (85) — (85)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 195 (2,355) — (2,355)
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 195 (1,940) — (1,940)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 240 (4,374) — (4,374)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 210 (6,315) — (6,315)
1 month HICPXT At Termination 1.13% At Termination 12/15/30 EUR 45 (42) — (42)
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 68 67 — 67
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 68 13 — 13
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 60 456 — 456
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 60 1,946 — 1,946
$ (3,311) $ — $ (3,311)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day
MXIBTIIE Monthly 6.32% Monthly
Goldman Sachs
International 08/06/25 MXN 511 $ 1,797 $ — $ 1,797

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(continued)
December 31, 2020
i
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20%
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ (61) $ 20,057 $ (76,366)
OTC Swaps ................................................................... — — 1,797 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instru ments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 24,443 $ — $ 24,443
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 19,553 — — 19,553
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 75,624 — 75,624
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 8,166 11,891 20,057
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 1,797 — 1,797
$ — $ — $ — $ 19,553 $ 110,030 $ 11,891 $ 141,474
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 4,955 — 4,955
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 36,184 — — 36,184
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 61,164 15,202 76,366
$ — $ — $ — $ 36,184 $ 66,119 $ 15,202 $ 117,505
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 66,519 $ — $ 66,519
Forward foreign currency exchange contracts .... — — — (10,036) — — (10,036)
Options purchased
(a)
.................... — — — (27,195) (105,558) — (132,753)
Options written ........................ — — — 10,304 97,634 — 107,938
Swaps .............................. — 1,291 — — (464,822) 42,406 (421,125)
$ — $ 1,291 $ — $ (26,927) $ (406,227) $ 42,406 $ (389,457)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (4,872) — (4,872)
Forward foreign currency exchange contracts .... — — — (55,062) — — (55,062)
Options purchased
(b)
.................... — — — (1,343) 36,884 — 35,541
Options written ........................ — — — 487 (13,151) — (12,664)
Swaps .............................. — 989 — — 99,367 (3,311) 97,045
$ — $ 989 $ — $ (55,918) $ 118,228 $ (3,311) $ 59,988
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 14,320,487
Average notional value of contracts — short ................................................................................. 2,694,200
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,873,625
Average amounts sold — in USD ........................................................................................ 992,100
Options:
Average value of option contracts purchased ................................................................................ 17,458
Average value of option contracts written ................................................................................... 33,758
Average notional value of swaption contracts purchased ......................................................................... 1,930,750
Average notional value of swaption contracts written ........................................................................... 3,375,000
Credit default swaps:
Average notional value — buy protection ................................................................................... —
(a)
Average notional value — sell protection ................................................................................... —
(a)
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 7,204,063
Average notional value — receives fixed rate ................................................................................ 9,079,708
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 1,619,335
Average notional value — receives fixed rate ................................................................................ 1,660,360
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

2020
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 3,093 $ 4,350
Forward foreign currency exchange contracts ................................................................. 19,553 36,184
Options
(a)(b)
........................................................................................ 75,624 —
Swaps — Centrally cleared ............................................................................. — 666
Swaps — OTC
(c)
.................................................................................... 1,797 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 100,067 $ 41,200
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(34,350) (5,016)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 65,717 $ 36,184
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 16,117 $ (4,022) $ — $ — $ 12,095
Barclays Bank plc ................................ 31,972 (1,158) — — 30,814
BNP Paribas SA ................................. 1,027 (84) — — 943
Citibank NA .................................... 5,419 (5,419) — — —
Deutsche Bank AG ............................... 5,840 (5,337) — — 503
Goldman Sachs International ........................ 1,823 (725) — — 1,098
HSBC Bank plc .................................. 1,637 (412) — — 1,225
JPMorgan Chase Bank NA .......................... 1,282 (1,282) — — —
Morgan Stanley & Co. International plc .................. 44 (44) — — —
Natwest Markets plc .............................. 195 — — — 195
State Street Bank and Trust Co. ...................... 246 — — — 246
UBS AG ...................................... 115 (115) — — —
$ 65,717 $ (18,598) $ — $ — $ 47,119
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 4,022 $ (4,022) $ — $ — $ —
Barclays Bank plc ................................ 1,158 (1,158) — — —
BNP Paribas SA ................................. 84 (84) — — —
Citibank NA .................................... 9,840 (5,419) — — 4,421
Deutsche Bank AG ............................... 5,337 (5,337) — — —
Goldman Sachs International ........................ 725 (725) — — —
HSBC Bank plc .................................. 412 (412) — — —
JPMorgan Chase Bank NA .......................... 8,200 (1,282) — — 6,918
Morgan Stanley & Co. International plc .................. 279 (44) — — 235
Standard Chartered Bank ........................... 5,913 — — — 5,913
UBS AG ...................................... 214 (115) — — 99
$ 36,184 $ (18,598) $ — $ — $ 17,586
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 65,024,161 $ — $ 65,024,161
Short-Term Securities ....................................... — 5,400,034 — 5,400,034
Options Purchased:
Interest rate contracts ...................................... 31,257 44,367 — 75,624
Liabilities:
Investments:
TBA Sale Commitments .................................... — (14,771,511) — (14,771,511)
$ 31,257 $ 55,697,051 $ — $ 55,728,308
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 19,553 $ — $ 19,553
Interest rate contracts ....................................... 24,443 9,963 — 34,406
Other contracts ........................................... — 11,891 — 11,891
Liabilities:
Foreign currency exchange contracts ............................ — (36,184) — (36,184)
Interest rate contracts ....................................... (4,955) (61,164) — (66,119)
Other contracts ........................................... — (15,202) — (15,202)
$ 19,488 $ (71,143) $ — $ (51,655)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
ASSETS
Investments at value — unaffiliated
(b) (c)
......................................... $ 190,046,958 $ 527,377,553 $ 246,624,651 $ 191,479,579
Investments at value — affiliated
(d)
............................................ 7,472,752 44,172,366 6,150,530 15,578,078
Cash   ............................................................... — — — 1,406,613
Cash pledged:
Collateral — OTC derivatives .............................................. — — — 60,000
Futures contracts ...................................................... 367,000 1,305,000 — 1,480,000
Centrally cleared swaps .................................................. — 233,182 — 408,000
Foreign currency at value
(e)
................................................. — 1,202,733 5 93,618
Receivables: – – – –
Investments sold ...................................................... 1,067,718 45,769,868 122,911 175,510
Securities lending income — affiliated ........................................ 5,431 9,242 774 2,673
TBA sale commitments .................................................. — 49,124,594 — —
Dividends — affiliated ................................................... 124 34,409 8 14
Dividends — unaffiliated ................................................. 131,186 214,397 11,308 93,387
Interest — unaffiliated ................................................... — 1,149,337 — 264,652
From the Manager ..................................................... — — — 316
Variation margin on futures contracts ......................................... 40,588 193,739 — 23,848
Swap premiums paid ..................................................... — 117,284 — 9,571
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 225,332 — 600,827
OTC swaps .......................................................... — 8,728 — 78,656
Prepaid expenses ....................................................... 1,584 4,365 1,742 1,642
Other assets ........................................................... — 1,123 — —
Total assets ...........................................................
199,133,341 671,143,252 252,911,929 211,756,984
LIABILITIES
Investments sold short at value
(f)
............................................. — 104,867 — 1,135,442
Bank overdraft .......................................................... — 5,678 — —
Borrowed bonds at value
(g)
................................................. — 3,893,821 — —
Collateral on securities loaned at value ......................................... 1,966,337 8,025,262 4,994,550 6,399,328
Options written at value
(h)
.................................................. — 92,259 — 1,088,861
TBA sale commitments at value
(i)
............................................. — 49,362,896 — —
Payables: – – – –
Investments purchased .................................................. 769,144 84,854,073 447,420 1,656,707
Swaps   ............................................................ — — — 5,404
Accounting services fees ................................................. 22,098 37,196 18,735 50,151
Capital shares redeemed ................................................. 6,866 106,392 12,166 14,041
Custodian fees ........................................................ 22,848 51,428 8,810 221,304
Deferred foreign capital gain tax ............................................ — — — 29,799
Interest expense ...................................................... — 5,497 — —
Investment advisory fees ................................................. 59,490 158,390 75,145 16,285
Directors' and Officer's fees ............................................... 2,205 2,546 2,232 2,206
Other affiliate fees ..................................................... 1,553 4,267 1,717 1,561
Printing and postage fees ................................................ 14,292 13,982 3,776 5,206
Professional fees ...................................................... 30,790 34,713 26,713 34,968
Transfer agent fees .................................................... 65,506 182,193 80,812 64,574
Other accrued expenses ................................................. 6,154 4,946 — 14,694
Variation margin on futures contracts ......................................... — 10,255 — 131,316
Variation margin on centrally cleared swaps .................................... — 1,579 — 9,804
Swap premiums received .................................................. — 2,932 — 4,468
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 313,215 — 317,747
OTC swaps .......................................................... — 103,980 — 11,729
Total liabilities ..........................................................
2,967,283 147,372,367 5,672,076 11,215,595
NET ASSETS ..........................................................
$ 196,166,058 $ 523,770,885 $ 247,239,853 $ 200,541,389

Statements of Assets and Liabilities
(continued)
December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 157,189,238 $ 457,689,476 $ 124,565,263 $ 16 2 , 562 , 890
Accumulated earnings .................................................... 38,976,820 66,081,409 122,674,590 3 7 , 978 , 499
NET ASSETS ..........................................................
$ 196,166,058 $ 523,770,885 $ 247,239,853 $ 200,541,389
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments at cost — unaffiliated ........................................... $ 154,996,423 $ 466,892,068 $ 130,449,260 $ 151,935,583
(c)
  Securities loaned at value ................................................ $ 1,909,044 $ 7,827,928 $ 4,879,339 $ 6,280,458
(d)
  Investments at cost — affiliated ............................................ $ 7,472,752 $ 44,074,449 $ 6,150,530 $ 15,164,048
(e)
  Foreign currency at cost ................................................. $ — $ 1,154,726 $ 5 $ 135,286
(f)
  Proceeds received from investments sold short at value — unaffiliated .................. $ — $ 104,869 $ — $ 1,176,657
(g)
  Proceeds received from borrowed bonds ...................................... $ — $ 4,010,744 $ — $ —
(h)
  Premiums received .................................................... $ — $ 91,615 $ — $ 1,133,871
(i)
  Proceeds from TBA sale commitments ........................................ $ — $ 49,124,594 $ — $ —

Statements of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage Large
Cap Core Portfolio
BlackRock Balanced
Capital Portfolio
BlackRock Capital
Appreciation
Portfolio
BlackRock Global
Allocation Portfolio
(a)
NET ASSET VALUE
Net assets .....................................................
$ 196,166,058 $ 523,770,885 $ 247,239,853 $ 200,541,389
Shares outstanding ..............................................
7,504,885 31,204,029 4,391,506 11,163,812
Net asset value .................................................
$ 26.14 $ 16.79 $ 56.30 $ 17.96
Shares authorized ...............................................
100 million 300 million 100 million 100 million
Par value .....................................................
$ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(continued)
December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments at value — unaffiliated
(a)
.......................................................... $ 79,312,461 $ 28,644,349 $ 70,499,819
Investments at value — affiliated
(b)
............................................................ — 171,880 —
Cash   ............................................................................... 3,839,920 616 —
Cash pledged:
Futures contracts ...................................................................... — — 66,540
Centrally cleared swaps .................................................................. — — 69,000
Foreign currency at value
(c)
................................................................. — 996 168,062
Repurchase agreements at value — unaffiliated
(d)
.................................................. 25,900,000 — —
Receivables: – – –
Investments sold ...................................................................... — 5,963 9,875,882
TBA sale commitments .................................................................. — — 14,695,693
Capital shares sold ..................................................................... 7,203 — 91
Dividends — affiliated ................................................................... — 7 66
Dividends — unaffiliated ................................................................. — 1,814 28,167
Interest — unaffiliated ................................................................... 11,333 414,902 262,682
From the Manager ..................................................................... — 4,527 —
Investment adviser ..................................................................... 11,099 — —
Variation margin on futures contracts ......................................................... — — 3,093
Swap premiums paid ..................................................................... — 949 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 2,564 19,553
OTC swaps .......................................................................... — 459 1,797
Prepaid expenses ....................................................................... 1,092 536 1,025
Other assets ........................................................................... — 351 3,136
Total assets ...........................................................................
109,083,108 29,249,913 95,694,606
LIABILITIES
Bank overdraft .......................................................................... — — 1,357,554
TBA sale commitments at value
(e)
............................................................ — — 14,771,511
Payables: – – –
Investments purchased .................................................................. — 100,197 25,552,440
Accounting services fees ................................................................. 13,039 33,358 22,249
Capital shares redeemed ................................................................. 51,123 1,810 1,684
Custodian fees ........................................................................ 6,062 14,209 13,339
Income dividend distributions .............................................................. — 120,777 56,839
Investment advisory fees ................................................................. — — 7,581
Directors' and Officer's fees ............................................................... 2,131 3,828 2,746
Other affiliate fees ..................................................................... 1,044 252 506
Printing and postage fees ................................................................ 5,051 8,676 9,979
Professional fees ...................................................................... 27,320 34,601 59,667
Registration fees ...................................................................... 2,933 — 229
Transfer agent fees .................................................................... 59,012 10,664 12,861
Other accrued expenses ................................................................. 472 864 9,004
Variation margin on futures contracts ......................................................... — — 4,350
Variation margin on centrally cleared swaps .................................................... — — 666
Swap premiums received .................................................................. — 1,076 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 36,184
OTC swaps .......................................................................... — 673 —
Total liabilities ..........................................................................
168,187 330,985 41,919,389
NET ASSETS ..........................................................................
$ 108,914,921 $ 28,918,928 $ 53,775,217

Statements of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 108,909,625 $ 29,829,996 $ 52,874,507
Accumulated earnings (loss) ................................................................ 5,296 (911,068) 900,710
NET ASSETS ..........................................................................
$ 108,914,921 $ 28,918,928 $ 53,775,217
(a)
  Investments at cost — unaffiliated ........................................................... $ 79,312,461 $ 27,253,626 $ 68,311,207
(b)
  Investments at cost — affiliated ............................................................ $ — $ 171,880 $ —
(c)
  Foreign currency at cost ................................................................. $ — $ 955 $ 161,796
(d)
  Repurchase agreements at cost — unaffiliated .................................................. $ 25,900,000 $ — $ —
(e)
  Proceeds from TBA sale commitments ....................................................... $ — $ — $ 14,695,693

Statements of Assets and Liabilities
(continued)
December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Government Money
Market Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government Bond
Portfolio
NET ASSET VALUE
Net assets ......................................................................
$ 108,914,921 $ 28,918,928 $ 53,775,217
Shares outstanding ...............................................................
108,909,631 5,219,521 4,672,900
Net asset value ..................................................................
$ 1.00 $ 5.54 $ 11.51
Shares authorized ................................................................
2 billion 100 million 100 million
Par value ......................................................................
$ 0.10 $ 0.10 $ 0.10

Statements of Operations

Year Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 8,456 $ 326,639 $ 3,255 $ 113,641
Dividends — unaffiliated ................................................. 2,949,361 4,873,574 1,024,997 1,829,025
Interest — unaffiliated ................................................... — 4,683,576 — 1,083,297
Securities lending income — affiliated — net ................................... 33,506 55,782 16,808 31,948
Foreign taxes withheld .................................................. (1,036) (12,089) (12,121) (78,603)
Total investment income ...................................................
2,990,287 9,927,482 1,032,939 2,979,308
EXPENSES
Investment advisory .................................................... 661,458 1,794,281 790,116 664,373
Transfer agent ........................................................ 247,231 690,445 301,345 268,713
Accounting services .................................................... 51,559 120,788 57,927 139,989
Professional ......................................................... 50,729 73,859 68,526 82,945
Custodian ........................................................... 30,809 109,293 16,161 298,621
Directors and Officer ................................................... 4,993 13,081 12,606 12,508
Printing and postage ................................................... — 23,577 6,415 5,961
Miscellaneous ........................................................ 3,198 38,613 4,033 10,992
Total expenses excluding dividend expense and interest expense .......................
1,049,977 2,863,937 1,257,129 1,484,102
Dividend expense — affiliated ............................................... — — — 3,311
Dividend expense — unaffiliated ............................................. — — — 7,947
Interest expense ........................................................ — 82,828 — —
Total expenses .........................................................
1,049,977 2,946,765 1,257,129 1,495,360
Less: – – – –
Transfer agent fees reimbursed ............................................ (173,943) (498,632) (210,892) (263,634)
Fees waived and/or reimbursed by the Manager ................................. (3,360) (13,431) (499) (196,790)
Total expenses after fees waived and/or reimbursed ................................
872,674 2,434,702 1,045,738 1,034,936
Net investment income (loss) ................................................
2,117,613 7,492,780 (12,799) 1,944,372
REALIZED AND UNREALIZED GAIN (LOSS) $ 31,092,881 $ 64,081,144 $ 74,235,108 $ 33,334,823
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (7,449) $ 102,175 $ 3,008 $ 44,647
Investments — unaffiliated
(b)
............................................ 15,878,272 37,141,712 22,957,622 8,167,431
Borrowed bonds .................................................... — 119,121 — —
Capital gain distributions from underlying funds — affiliated ........................ — 2,380 — —
Forward foreign currency exchange contracts ................................. — (200,867) — (447,696)
Foreign currency transactions ........................................... — 216,704 13,089 11,373
Futures contracts .................................................... 1,440,221 2,827,254 — 192,532
Options written ..................................................... — 161,459 — 1,901,258
Short sales — unaffiliated .............................................. — (132,548) — 109,932
Swaps   .......................................................... — 459,192 — 100,881
17,311,044 40,696,582 22,973,719 10,080,358
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... — 110,033 (20) 392,500
Investments — unaffiliated
(c)
............................................ 13,656,831 22,894,976 51,261,303 23,446,130
Borrowed bonds .................................................... — 108,138 — —
Forward foreign currency exchange contracts ................................. — (179,339) — (4,664)
Foreign currency translations ............................................ — 44,492 106 (43,657)
Futures contracts .................................................... 125,006 438,287 — (427,710)
Options written ..................................................... — (47,030) — (94,387)
Short sales — unaffiliated .............................................. — 2 — 47,154
Swaps   .......................................................... — 15,002 — (60,902)
13,781,837 23,384,561 51,261,389 23,254,464
Net realized and unrealized gain .............................................
31,092,881 64,081,143 74,235,108 33,334,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 33,210,494 $ 71,573,923 $ 74,222,309 $ 35,279,194
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax .............................................. $ — $ — $ — $ (11,901)
(c)
  Net of foreign capital gain tax ..............................................
$ — $ — $ — $ 16,341

Statements of Operations
(continued)
Year Ended December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ — $ 1,605 $ 6,798
Dividends — unaffiliated ................................................................. — 7,362 119
Interest — unaffiliated ................................................................... 670,664 1,655,385 1,274,626
Foreign taxes withheld .................................................................. — — (72)
Total investment income ...................................................................
670,664 1,664,352 1,281,471
EXPENSES
Investment advisory .................................................................... 408,279 102,930 206,458
Transfer agent ........................................................................ 156,676 42,666 85,459
Professional ......................................................................... 51,253 63,921 91,595
Accounting services .................................................................... 39,404 105,496 78,873
Directors and Officer ................................................................... 12,137 — —
Custodian ........................................................................... 11,936 29,657 29,583
Printing and postage ................................................................... 1,157 4,906 5,171
Miscellaneous ........................................................................ 4,159 3,750 23,617
Total expenses excluding interest expense .......................................................
685,001 353,326 520,756
Interest expense ........................................................................ — — 49,779
Total expenses .........................................................................
685,001 353,326 570,535
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (172,845) (176,535) (161,493)
Transfer agent fees reimbursed ............................................................ (145,039) (37,665) (80,446)
Total expenses after fees waived and/or reimbursed ................................................
367,117 139,126 328,596
Net investment income ....................................................................
303,547 1,525,226 952,875
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,978 $ 528,300 $ 2,599,403
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 1,978 $ 129,089 $ 1,946,954
Forward foreign currency exchange contracts ................................................. — 31,273 (10,036)
Foreign currency transactions ........................................................... — (7,283) 24,929
Futures contracts .................................................................... — (47,181) 66,519
Options written ..................................................................... — (7,362) 107,938
Short sales — unaffiliated .............................................................. — (674) —
Swaps   .......................................................................... — (18,420) (421,125)
1,978 79,442 1,715,179
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. — 439,120 853,706
Forward foreign currency exchange contracts ................................................. — 2,976 (55,062)
Foreign currency translations ............................................................ — 32 6,071
Futures contracts .................................................................... — — (4,872)
Options written ..................................................................... — 27 (12,664)
Swaps   .......................................................................... — 8,331 97,045
Unfunded floating rate loan interests ....................................................... — (1,628) —
— 448,858 884,224
Net realized and unrealized gain .............................................................
1,978 528,300 2,599,403
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 305,525 $ 2,053,526 $ 3,552,278

Statements of Changes in Net Assets

2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage Large Cap Core
Portfolio BlackRock Balanced Capital Portfolio
Year Ended December 31, Year Ended December 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 2,117,613 $ 2,732,108 $ 7,492,780 $ 10,124,182
Net realized gain ........................................................ 17,311,044 12,780,256 40,696,582 30,371,439
Net change in unrealized appreciation (depreciation) ................................ 13,781,837 29,596,853 23,384,561 55,618,922
Net increase in net assets resulting from operations ...................................
33,210,494 45,109,217 71,573,923 96,114,543
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(17,311,283) (11,852,191) (44,587,034) (34,979,827)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(8,640,098) (5,763,171) (3,838,260) (13,542,103)
NET ASSETS
Total increase in net assets ................................................... 7,259,113 27,493,855 23,148,629 47,592,613
Beginning of year ..........................................................
188,906,945 161,413,090 500,622,256 453,029,643
End of year ..............................................................
$ 196,166,058 $ 188,906,945 $ 523,770,885 $ 500,622,256
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Capital Appreciation Portfolio BlackRock Global Allocation Portfolio
(a)
Year Ended December 31, Year Ended December 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ (12,799) $ 238,649 $ 1,944,372 $ 3,114,587
Net realized gain ........................................................ 22,973,719 21,358,788 10,080,358 5,624,417
Net change in unrealized appreciation (depreciation) ................................ 51,261,389 29,740,883 23,254,464 21,197,382
Net increase in net assets resulting from operations ...................................
74,222,309 51,338,320 35,279,194 29,936,386
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .........................
(18,235,911) (21,012,661) (14,667,909) (8,154,274)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(4,684,476) 2,746,206 (5,652,210) (10,182,860)
NET ASSETS
Total increase in net assets ................................................... 51,301,922 33,071,865 14,959,075 11,599,252
Beginning of year ..........................................................
195,937,931 162,866,066 185,582,314 173,983,062
End of year ..............................................................
$ 247,239,853 $ 195,937,931 $ 200,541,389 $ 185,582,314
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Government Money Market
Portfolio BlackRock High Yield Portfolio
Year Ended December 31, Year Ended December 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 303,547 $ 2,123,664 $ 1,525,226 $ 1,735,796
Net realized gain (loss) .................................................... 1,978 2,436 79,442 (376,917)
Net change in unrealized appreciation (depreciation) ................................ — — 448,858 2,822,804
Net increase in net assets resulting from operations ...................................
305,525 2,126,100 2,053,526 4,181,683
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(303,547) (2,123,664) (1,531,302) (1,741,887)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(3,541,319) (18,908,774) (2,276,026) 1,165,075
NET ASSETS
Total increase (decrease) in net assets ........................................... (3,539,341) (18,906,338) (1,753,802) 3,604,871
Beginning of year ..........................................................
112,454,262 131,360,600 30,672,730 27,067,859
End of year ..............................................................
$ 108,914,921 $ 112,454,262 $ 28,918,928 $ 30,672,730
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Year Ended December 31,
2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 952,875 $ 1,349,560
Net realized gain ...................................................................................... 1,715,179 585,109
Net change in unrealized appreciation (depreciation) .............................................................. 884,224 1,640,341
Net increase in net assets resulting from operations .................................................................
3,552,278 3,575,010
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(1,114,751) (1,423,246)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(2,995,397) (1,759,775)
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (557,870) 391,989
Beginning of year ........................................................................................
54,333,087 53,941,098
End of year ............................................................................................
$ 53,775,217 $ 54,333,087
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year .............................
$ 23.90 $ 19.76 $ 24.31 $ 27.15 $ 26.53
Net investment income
(a)
....................................
0.28 0.35 0.38
(b)
0.40 0.36
Net realized and unrealized gain (loss) ..........................
4.43 5.38 (1.62) 5.58 2.47
Net increase (decrease) from investment operations ...................
4.71 5.73 (1.24) 5.98 2.83
Distributions
(c)
– – – – –
From net investment income .................................
(0.34) (0.34) (0.39) (0.41) (0.37)
From net realized gain ......................................
(2.13) (1.25) (2.92) (8.41) (1.84)
Total distributions ..........................................
(2.47) (1.59) (3.31) (8.82) (2.21)
Net asset value, end of year ..................................
$ 26.14 $ 23.90 $ 19.76 $ 24.31 $ 27.15
Total Return
(d)
19.99% 29.09% (5.11)% — —
Based on net asset value .....................................
19.99% 29.09% (5.11)% 22.24% 10.69%
Ratios to Average Net Assets
Total expenses ............................................
0.59% 0.60% 0.63% 0.63% 0.60%
Total expenses after fees waived and/or reimbursed ...................
0.49% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
1.18% 1.52% 1.51%
(b)
1.35% 1.36%
Supplemental Data
Net assets, end of year (000) ...................................
$ 196,166 $ 188,907 $ 161,413 $ 187,538 $ 167,987
Portfolio turnover rate .......................................
124% 131% 151% 154% 48%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Balanced Capital Portfolio
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year .............................
$ 15.86 $ 13.97 $ 15.81 $ 16.87 $ 16.74
Net investment income
(a)
....................................
0.25 0.33 0.32 0.31 0.29
Net realized and unrealized gain (loss) ..........................
2.23 2.75 (0.73) 2.14 1.16
Net increase (decrease) from investment operations ...................
2.48 3.08 (0.41) 2.45 1.45
Distributions
(b)
– – – – –
From net investment income .................................
(0.29) (0.33) (0.31) (0.34) (0.30)
From net realized gain ......................................
(1.26) (0.86) (1.12) (3.17) (1.02)
Total distributions ..........................................
(1.55) (1.19) (1.43) (3.51) (1.32)
Net asset value, end of year ..................................
$ 16.79 $ 15.86 $ 13.97 $ 15.81 $ 16.87
Total Return
(c)
15.75% 22.06% (2.66)% — —
Based on net asset value .....................................
15.75% 22.06% (2.66)% 14.59% 8.65%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.61% 0.63% 0.64% 0.66% 0.62%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.52% 0.52% 0.53% 0.52%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.48% 0.49% 0.49% 0.49% 0.49%
Net investment income ......................................
1.56% 2.08% 1.98% 1.75% 1.72%
Supplemental Data
Net assets, end of year (000) ...................................
$ 523,771 $ 500,622 $ 453,030 $ 511,193 $ 490,442
Portfolio turnover rate
(e)
......................................
345% 320% 280% 332% 264%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% —% 0.02% 0.01% 0.01%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 238% 228% 211% 248% 188%

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Capital Appreciation Portfolio
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year .............................
$ 43.39 $ 36.63 $ 40.56 $ 33.61 $ 34.32
Net investment income (loss)
(a)
................................
(0.00)
(b)
0.06 0.15
(c)
0.12
(d)
0.07
(e)
Net realized and unrealized gain ..............................
17.32 11.86 0.83 11.11 0.07
Net increase from investment operations ...........................
17.32 11.92 0.98 11.23 0.14
Distributions
(f)
– – – – –
From net investment income .................................
(0.01) (0.05) (0.14) (0.12) (0.08)
From net realized gain ......................................
(4.40) (5.11) (4.77) (4.16) (0.77)
Total distributions ..........................................
(4.41) (5.16) (4.91) (4.28) (0.85)
Net asset value, end of year ..................................
$ 56.30 $ 43.39 $ 36.63 $ 40.56 $ 33.61
Total Return
(g)
40.16% 32.79% — — —
Based on net asset value .....................................
40.16% 32.79% 2.42% 33.62% 0.40%
Ratios to Average Net Assets
Total expenses ............................................
0.59% 0.58% 0.59%
(h)
0.60% 0.62%
Total expenses after fees waived and/or reimbursed ...................
0.49% 0.48% 0.49%
(h)
0.51% 0.53%
Net investment income (loss) ..................................
(0.01)% 0.13% 0.33%
(c)(h)
0.29%
(d)
0.21%
(e)
Supplemental Data
Net assets, end of year (000) ...................................
$ 247,240 $ 195,938 $ 162,866 $ 170,830 $ 139,019
Portfolio turnover rate .......................................
38% 42% 45% 48% 86%
(a)
Based on average shares outstanding.
(b)
Amount is greater that $(0.005) per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.22%, respectively, resulting from a non-recurring dividend.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.08%, respectively, resulting from a non-recurring dividend.
(f)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 158%.
BlackRock Global Allocation Portfolio
(a)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year .............................
$ 16.03 $ 14.20 $ 16.42 $ 14.60 $ 14.25
Net investment income
(b)
....................................
0.18 0.27 0.27 0.25 0.23
Net realized and unrealized gain (loss) ..........................
3.15 2.28 (1.44) 1.80 0.37
Net increase (decrease) from investment operations ...................
3.33 2.55 (1.17) 2.05 0.60
Distributions
(c)
– – – – –
From net investment income .................................
(0.26) (0.24) (0.24) (0.23) (0.25)
From net realized gain ......................................
(1.14) (0.48) (0.81) — —
Total distributions ..........................................
(1.40) (0.72) (1.05) (0.23) (0.25)
Net asset value, end of year ..................................
$ 17.96 $ 16.03 $ 14.20 $ 16.42 $ 14.60
Total Return
(d)
20.95% 18.05% (7.27)% — —
Based on net asset value .....................................
20.95% 18.05% (7.27)% 14.05% 4.17%
Ratios to Average Net Assets
(e)
Total expenses ............................................
0.83% 0.79% 0.78% 0.79% 0.83%
Total expenses after fees waived and/or reimbursed ...................
0.58% 0.57% 0.58% 0.58% 0.58%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, broker fees and expenses on short sales, interest expense and stock loan fees ...............................................
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ......................................
1.08% 1.72% 1.67% 1.56% 1.62%
Supplemental Data
Net assets, end of year (000) ...................................
$ 200,541 $ 185,582 $ 173,983 $ 211,555 $ 206,525
Portfolio turnover rate .......................................
159%
(f)
207% 145% 129% 134%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.02% 0.01% —%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Government Money Market Portfolio
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year .............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income .....................................
0.0026 0.0177 0.0139 0.0044 0.0000
(a)
Net realized gain .........................................
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0000
(a)
Net increase from investment operations ...........................
0.0026 0.0177 0.0139 0.0044 0.0000
Distributions
(b)
– – – – –
From net investment income .................................
(0.0026) (0.0177) (0.0139) (0.0044) (0.0000)
(c)
From net realized gain ......................................
(0.0000)
(c)
(0.0000)
(c)
— (0.0000)
(c)
(0.0000)
(c)
Total distributions ..........................................
(0.0026) (0.0177) (0.0139) (0.0044) (0.0000)
Net asset value, end of year ..................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.26% 1.78% 1.41% — —
Based on net asset value .....................................
0.26% 1.78% 1.41% 0.45% 0.00%
Ratios to Average Net Assets
Total expenses ............................................
0.62% 0.62% 0.64% 0.70% 0.54%
Total expenses after fees waived and/or reimbursed ...................
0.33% 0.50% 0.50% 0.50% 0.42%
Net investment income ......................................
0.28% 1.77% 1.41% 0.44% 0.00%
Supplemental Data
Net assets, end of year (000) ...................................
$ 108,915 $ 112,454 $ 131,361 $ 107,299 $ 122,057
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock High Yield Portfolio
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year .............................
$ 5.43 $ 5.00 $ 5.42 $ 5.31 $ 4.91
Net investment income
(a)
....................................
0.29 0.31 0.30 0.30 0.29
Net realized and unrealized gain (loss) ..........................
0.11 0.43 (0.42) 0.12 0.40
Net increase (decrease) from investment operations ...................
0.40 0.74 (0.12) 0.42 0.69
Distributions
(b)
– – – – –
From net investment income .................................
(0.29) (0.31) (0.30) (0.31) (0.29)
From return of capital ......................................
— — (0.00)
(c)
— —
Total distributions ..........................................
(0.29) (0.31) (0.30) (0.31) (0.29)
Net asset value, end of year ..................................
$ 5.54 $ 5.43 $ 5.00 $ 5.42 $ 5.31
Total Return
(d)
7.80% 15.04% (2.31)% — —
Based on net asset value .....................................
7.80% 15.04% (2.31)%
(e)
7.95% 14.43%
Ratios to Average Net Assets
Total expenses ............................................
1.27% 1.15% 1.98% 1.34% 0.99%
(f)
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.50% 0.50% 0.50% 0.50%
(f)
Net investment income ......................................
5.48% 5.76% 5.66% 5.53% 5.64%
(f)
Supplemental Data
Net assets, end of year (000) ...................................
$ 28,919 $ 30,673 $ 27,068 $ 32,005 $ 33,794
Portfolio turnover rate .......................................
89% 74% 67% 73% 101%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year .............................
$ 11.01 $ 10.58 $ 10.80 $ 10.86 $ 10.90
Net investment income
(a)
....................................
0.20 0.27 0.25 0.21 0.17
Net realized and unrealized gain (loss) ..........................
0.53 0.44 (0.17) (0.02) 0.00
(b)
Net increase from investment operations ...........................
0.73 0.71 0.08 0.19 0.17
Distributions from net investment income
(c)
.........................
(0.23) (0.28) (0.30) (0.25) (0.21)
Net asset value, end of year ..................................
$ 11.51 $ 11.01 $ 10.58 $ 10.80 $ 10.86
Total Return
(d)
6.64% 6.78% 0.77% — —
Based on net asset value .....................................
6.64% 6.78% 0.77% 1.72% 1.54%
Ratios to Average Net Assets
(e)
Total expenses ............................................
1.02% 1.47% 1.69% 1.15% 0.94%
Total expenses after fees waived and/or reimbursed ...................
0.59% 1.02% 0.86% 0.63% 0.59%
Total expenses after fees waived and/or reimbursed and/or reimbursed and excluding interest expense ...................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
1.71% 2.45% 2.39% 1.89% 1.50%
Supplemental Data
Net assets, end of year (000) ...................................
$ 53,775 $ 54,333 $ 53,941 $ 54,580 $ 60,506
Portfolio turnover rate
(f)
......................................
629% 658% 728% 1,058% 1,004%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.01% —%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 386% 425% 434% 694% 631%

Notes to Financial Statements

Notes to Financial Statements
ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of
2 separate portfolios. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Balanced Capital, Capital Appreciation, Global Allocation and Government Money Market, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
High Yield and U.S. Government Bond, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation  include the accounts of BlackRock Cayman Global Allocation Portfolio I,
Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of Global Allocation  and primarily invests in commodity-related instruments and other derivatives . The Subsidiary enables  Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation  may invest up to
25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $6,860,083 , which is 3.4%  of Global Allocation's  consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  Global
Allocation , except that the Subsidiary may invest without limitation in commodity-related instruments.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Balanced Capital Portfolio .......................... Series Fund Balanced Capital Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock U.S. Government Bond Portfolio ...................... Series Fund II U.S. Government Bond Diversified

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statements of Assets and Liabilities.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities”
for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions:  For Government Money Market, High Yield and U.S. Government Bond, distributions from net investment income are declared daily and paid monthly. For
Advantage Large Cap Core, Balanced Capital, Capital Appreciation and Global Allocation, distributions from net investment income are declared and paid at least annually.
For each Fund, distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Global Allocation’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II ,  the directors who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield and U.S. Government Bond, as applicable.
Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the
Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Global Allocation has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Global Allocation may incur charges on overdrafts, subject to certain conditions.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Boards of Directors of the Companies (each, a "Board" and together, the “Boards”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by each Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is
the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market's investments are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign

Notes to Financial Statements
(continued)

Notes to Financial Statements
exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published NAV.
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company,
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an

Notes to Financial Statements
(continued)

Notes to Financial Statements
inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The p ayments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets . Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fu nd to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender,

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Global Allocation had the following unfunded floating rate loan interests:
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate Global Allocation to make future cash payments. As of December 31, 2020, Global Allocation had outstanding commitments of $174,150.
These commitments are not included in the net assets of the Global Allocation as of December 31, 2020.
Forward Commitments, When-Issued and Delayed Delivery Securities : Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A
Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund  realizes gai ns and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the
MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Opendoor , Term Loan ............................................... $ 120,933 $ 120,933 $ 120,933 $ –

Notes to Financial Statements
(continued)

Notes to Financial Statements
at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2020, the average amount of reverse repurchase agreements and the daily weighted average interest rate for the Funds were as follows:
Borrowed bond agreements are entered into by a fund under MRAs, which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction.
Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of a Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $5,497 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions (Borrowed Bonds): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security.
When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which
Balanced Capital
U.S. Government
Bond
Average Borrowings .............................................................................. $ 6,026,967 $ 7,672,822
Daily Weighted Average Interest Rate .................................................................. 0.45% 0.48%
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-cash
Collateral
Received
Cash Collateral
Received
Non-cash
Collateral
Pledged
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Balanced Capital
Bank of America Securities, Inc. ..... $ 3,891,754 $ (3,899,318) $ (7,564) $ — $ — $ — $ — $ — $ (7,564)
...........................................

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Short Sale Transactions (Equities): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks/preferred stocks/affiliated and unaffiliated investment companies in the Funds’
Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value –
unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations.
Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Advantage Large Cap Core
Citigroup Global Markets, Inc. ......................................... $ 246,440 $ (246,440) $ —
Credit Suisse Securities (USA) LLC ..................................... 361,614 (361,614) —
Deutsche Bank Securities, Inc. ........................................ 101,790 (101,790) —
JP Morgan Securities LLC ........................................... 6,738 (6,738) —
Morgan Stanley & Co. LLC ........................................... 147,370 (147,370) —
SG Americas Securities LLC .......................................... 1,045,092 (1,045,092) —
$ 1,909,044 $ (1,909,044) $ —
Balanced Capital
Citigroup Global Markets, Inc. ......................................... 131,900 (131,900) —
Credit Suisse Securities (USA) LLC ..................................... 1,372,980 (1,372,980) —
Goldman Sachs & Co. .............................................. 252,779 (252,779) —
JP Morgan Securities LLC ........................................... 2,101,688 (2,101,688) —
Morgan Stanley & Co. LLC ........................................... 360,569 (360,569) —
National Financial Services LLC ........................................ 221,853 (221,853) —
SG Americas Securities LLC .......................................... 3,386,159 (3,386,159) —
$ 7,827,928 $ (7,827,928) $ —
Capital Appreciation
Citigroup Global Markets, Inc. ......................................... 1,400 (1,400) —
JP Morgan Securities LLC ........................................... 2,108,878 (2,108,878) —
National Financial Services LLC ........................................ 437,180 (437,180) —
SG Americas Securities LLC .......................................... 2,331,881 (2,331,881) —
$ 4,879,339 $ (4,879,339) $ —
Global Allocation
BofA Securities, Inc. ................................................ 1,106,254 (1,106,254) —
Citigroup Global Markets, Inc. ......................................... 361,933 (361,933) —
Credit Suisse Securities (USA) LLC ..................................... 2,736,797 (2,736,797) —
Goldman Sachs & Co. .............................................. 1,335,307 (1,335,307) —
JP Morgan Securities LLC ........................................... 466,947 (466,947) —
State Street Bank & Trust Co. ......................................... 23,055 (23,055) —
UBS Securities LLC ................................................ 250,165 (250,165) —
$ 6,280,458 $ (6,280,458) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – Certain Funds purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – Certain Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – Certain Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps

Notes to Financial Statements
(continued)

Notes to Financial Statements
in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — Certain Funds enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the seven combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the seven combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the seven combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Subsidiary of Global Allocation. The Manager does not receive separate compensation from the
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.
With respect to each of High Yield and U.S. Government Bond, the Manager entered into separate sub-advisory agreements, effective March 2, 2020 and May 19, 2020 respectively, with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which
BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
With respect to Balanced Capital, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Balanced Capital for which BIL or BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Balanced Capital to the Manager.
For the year ended December 31, 2020, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of
Operations. The reimbursements were as follows:
Average Daily Net Assets of the Seven Combined Funds
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.50%
$250 Million - $300 Million ................................................................................................. 0.45
$300 Million - $400 Million ................................................................................................. 0.40
$400 Million - $800 Million ................................................................................................. 0.35
Greater than $800 Million ................................................................................................. 0.30
Advantage Large Cap Core .................................................................................................. $ 2,050
Balanced Capital ......................................................................................................... 5,603
Capital Appreciation ....................................................................................................... 2,285
Global Allocation ......................................................................................................... 2,028
Government Money Market .................................................................................................. 1,301
High Yield .............................................................................................................. 327
U.S. Government Bond ..................................................................................................... 670

Notes to Financial Statements
(continued)

Notes to Financial Statements
Distribution Fees: Each Company, on behalf of its respective Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager.
Transfer Agent: On behalf of the Funds, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the year ended December 31, 2020 , the Funds did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 1, 2020, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2020, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's (other than Government Money Market) assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through April 30, 2021.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2020, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed in the
Statements of Operations. For the year ended December 31, 2020, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Advantage Large Cap Core ...................................................................................................... $ 3,110
Balanced Capital ............................................................................................................. 11,522
Capital Appreciation ........................................................................................................... 499
Global Allocation ............................................................................................................. 567
High Yield .................................................................................................................. 320
U.S. Government Bond ......................................................................................................... 2,549
Balanced Capital ............................................................................................................. $ 1,724
Global Allocation ............................................................................................................. 8,604
Advantage Large Cap Core .................................................................................................. 0.04%
Balanced Capital ......................................................................................................... 0.04
Capital Appreciation ....................................................................................................... 0.04
Global Allocation ......................................................................................................... 0.04
Government Money Market .................................................................................................. 0.02
High Yield .............................................................................................................. 0.05
U.S. Government Bond ..................................................................................................... 0.05
Advantage Large Cap Core .................................................................................................. $ 170,639
Balanced Capital ......................................................................................................... 491,359
Capital Appreciation ....................................................................................................... 210,892
Global Allocation ......................................................................................................... 191,8 0 3
Government Money Market .................................................................................................. 1 2 9 ,6 1 9
High Yield .............................................................................................................. 23,752
U.S. Government Bond ..................................................................................................... 52,566
Advantage Large Cap Core ................................................................................................... 0.50%
Balanced Capital .......................................................................................................... 0.50
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.50
High Yield ............................................................................................................... 0.50
U.S. Government Bond ...................................................................................................... 0.50

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2020, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed in the Statements of
Operations:
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended December 31, 2020, fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed under this agreement were $159,705 and $13,035, respectively, for Government Money
Market.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Large Cap Core, Balanced Capital and Capital Appreciation retain 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Large Cap Core, Balanced Capital and Capital Appreciation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Allocation, Government Money Market, High Yield and U.S. Government Bond retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset or Fixed-Income
Complexes, as applicable, in a calendar year exceeds a specified threshold, Global Allocation, Government Money Market, High Yield and U.S. Government Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income
(which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Fees Waived
and/or reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 250
Balanced Capital ......................................................................................................... 185
Global Allocation ......................................................................................................... 187,619
Government Money Market .................................................................................................. 13,140
High Yield .............................................................................................................. 176,215
U.S. Government Bond ..................................................................................................... 158,944
Transfer agent
fees reimbursed
Advantage Large Cap Core .................................................................................................. $ 3,304
Balanced Capital ......................................................................................................... 7,273
Global Allocation ......................................................................................................... 71,831
Government Money Market .................................................................................................. 2 ,385
High Yield .............................................................................................................. 13,913
U.S. Government Bond ..................................................................................................... 27,880

Notes to Financial Statements
(continued)

Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
December 31, 2020, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from th e SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Boards.
During the year ended December 31, 2020, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Companies' Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
For the year ended December 31, 2020, purchases and sales related to mortgage dollar rolls were as follows:
RULE-ABOVE
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Advantage Large Cap Core .................................................................................................. $ 9,587
Balanced Capital ......................................................................................................... 15,967
Capital Appreciation ....................................................................................................... 4,842
Global Allocation ......................................................................................................... 6,443
Purchases  Sales
Net Realized
Gain
Balanced Capital ................................................................... $ 280,510 $ 106,665 $ 2,399
Global Allocation ................................................................... 92,910 112,420 2,590
High Yield ........................................................................ 239,181 358,451 6,785
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 215,477,681 $ 242,346,352
Balanced Capital ...................................................... 44,862,350 54,299,804 1,634,552,091 1,721,030,457
Capital Appreciation .................................................... — — 80,254,010 103,635,354
Global Allocation ...................................................... 21,633,971 33,871,341 238,901,165 229,388,30 6
Government Money Market ............................................... — — — —
High Yield ........................................................... — — 24,387,082 26,779,912
U.S. Government Bond .................................................. 30,620,091 37,216,304 349,120,726 359,746,838
Purchases Sales
Balanced Capital ...................................................................................... $ 520,827,308 $ 520,793,712
Global Allocation ...................................................................................... 1,849,696 1,851,164
U.S. Government Bond .................................................................................. 146,781,898 146,776,108

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences, attributable to investments in wholly owned subsidiaries, were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
Amount available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency exchange contracts, the timing and recognition of partnership income, the accounting for swap agreements, and the classification of investments.
During the year ended December 31, 2020, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Global Allocation
Paid-in capital ........................................................................................................... $ (130,310)
Accumulated earnings (loss) ................................................................................................. 130,3 10
Ordinary Income
Long-Term Capital
Gains Total
Advantage Large Cap Core
12/31/20 ............................................................................ $ 6,948,236 $ 10,363,047 $ 17,311,283
12/31/19 ............................................................................ 3,492,185 8,360,006 11,852,191
Balanced Capital
12/31/20 ............................................................................ 24,420,865 20,166,169 44,587,034
12/31/19 ............................................................................ 18,152,149 16,827,678 34,979,827
Capital Appreciation
12/31/20 ............................................................................ 64,020 18,171,891 18,235,911
12/31/19 ............................................................................ 184,784 20,827,877 21,012,661
Global Allocation
12/31/20 ............................................................................ 11,619,570 3,048,339 14,667,909
12/31/19 ............................................................................ 6,673,519 1,480,755 8,154,274
Government Money Market
12/31/20 ............................................................................ 303,547 — 303,547
12/31/19 ............................................................................ 2,123,664 — 2,123,664
High Yield
12/31/20 ............................................................................ 1,531,302 — 1,531,302
12/31/19 ............................................................................ 1,741,887 — 1,741,887
U.S. Government Bond
12/31/20 ............................................................................ 1,114,751 — 1,114,751
12/31/19 ............................................................................ 1,423,246 — 1,423,246
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Advantage Large Cap Core .......................................
$ 3,462,525 $ 1,421,821 $ — $ 34,092,474 $ 38,976,820
Balanced Capital ..............................................
3,996,134 4,016,969 — 58,068,306 66,081,409
Capital Appreciation ............................................
70,585 6,458,103 — 116,145,902 122,674,590
Global Allocation ..............................................
2,761,808 — — 35,216,691 37,978,499
Government Money Market .......................................
5,296 — — — 5,296
High Yield ...................................................
— — (2,161,636) 1,250,568 (911,068)
U.S. Government Bond ..........................................
119,441 — (1,164,950) 1,946,219 900,710
High Yield
U.S.
Government
Bond
Amount utilized ................................................................................................. $ 44,917 $ 1,530,571

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Companies, on behalf of the Funds (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2020, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by Government Money Market have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. Government Money Market monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
Advantage Large
Cap Core Balanced Capital Capital Appreciation Global Allocation High Yield
U.S. Government
Bond
Tax cost ...................................... $ 163,429,941 $ 512,918,490 $ 136,631,823 $ 168,156,138 $ 27,474,133 $ 68,352,462
Gross unrealized appreciation ....................... $ 35,559,749 $ 62,676,551 $ 116,228,594 $ 41,458,285 $ 1,696,704 $ 2,592,932
Gross unrealized depreciation ....................... (1,469,980) (4,230,456) (85,236) (4,878,265) (353,984) (565,572)
Net unrealized appreciation (depreciation) ............... $ 34,089,769 $ 58,446,095 $ 116,143,358 $ 36,580,020 $ 1,342,720 $ 2,027,360

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 38,859 $ 929,548 66,878 $ 1,469,715
Shares issued in reinvestment of distributions ........................ 674,929 17,311,283 501,554 11,852,191
Shares redeemed (1,113,413) (26,880,929) (832,213) (19,085,077)
        Net decrease
(399,625) $ (8,640,098) (263,781) $ (5,763,171)
Balanced Capital
Shares sold 75,896 $ 1,210,797 132,621 $ 2,069,462
Shares issued in reinvestment of distributions ........................ 2,673,232 44,587,034 2,208,322 34,979,827
Shares redeemed (3,104,207) (49,636,091) (3,218,758) (50,591,392)
        Net decrease
(355,079) $ (3,838,260) (877,815) $ (13,542,103)
Capital Appreciation
Shares sold 43,811 $ 2,036,965 56,224 $ 2,303,761
Shares issued in reinvestment of distributions ........................ 328,864 18,235,911 490,562 21,012,661
Shares redeemed (496,857) (24,957,352) (476,802) (20,570,216)
        Net increase (decrease)
(124,182) $ (4,684,476) 69,984 $ 2,746,206
Global Allocation
Shares sold 166,377 $ 2,884,411 166,976 $ 2,557,633
Shares issued in reinvestment of distributions ........................ 827,991 14,667,909 511,283 8,154,274
Shares redeemed (1,404,651) (23,204,530) (1,352,496) (20,894,767)
        Net decrease
(410,283) $ (5,652,210) (674,237) $ (10,182,860)
Government Money Market
Shares sold 68,371,134 $ 68,371,134 53,468,807 $ 53,468,807
Shares issued in reinvestment of distributions ........................ 299,826 299,826 2,119,850 2,119,850
Shares redeemed (72,212,279) (72,212,279) (74,497,431) (74,497,431)
        Net decrease
(3,541,319) $ (3,541,319) (18,908,774) $ (18,908,774)
High Yield
Shares sold 957,994 $ 4,941,528 663,278 $ 3,476,409
Shares issued in reinvestment of distributions ........................ 295,863 1,544,021 327,898 1,733,975
Shares redeemed (1,679,992) (8,761,575) (761,839) (4,045,309)
        Net increase (decrease)
(426,135) $ (2,276,026) 229,337 $ 1,165,075
U.S. Government Bond
Shares sold 391,313 $ 4,487 , 037 463,896 $ 5,048,514
Shares issued in reinvestment of distributions ........................ 101,934 1,165,802 131,942 1,430,787
Shares redeemed (754,958) (8,648,236) (757,229) (8,239,076)
        Net decrease
(261,711) $ (2,995,397) (161,391) $ (1,759,775)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders

To the Shareholders of the BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock
Global Allocation Portfolio, BlackRock Government Money Market Portfolio, BlackRock High Yield Portfolio, and BlackRock U.S. Government Bond Portfolio, and the Board
of Directors of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc., including the consolidated schedule of investments, as of December 31, 2020, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying statements of assets and liabilities of BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced
Capital Portfolio, BlackRock Capital Appreciation Portfolio, and BlackRock Government Money Market Portfolio of BlackRock Series Fund, Inc., and of BlackRock High Yield
Portfolio and BlackRock U.S. Government Bond Portfolio of BlackRock Series Fund II, Inc., (collectively with BlackRock Global Allocation Portfolio, the “Funds”), including the schedules of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Series Fund, Inc. ("Series Fund") and BlackRock
Series Fund II, Inc. ("Series Fund II" and together with Series Fund, the "Companies" and each, a "Company") has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock
Global Allocation Portfolio, BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio (the “Funds”), each a series of the Series Fund and Series Fund
II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Series Fund, on behalf of BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital
Appreciation Portfolio and BlackRock Global Allocation Portfolio, met on November 10-11, 2020 and the Board of Series Fund II, on behalf of BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Boards previously appointed BlackRock Advisors,
LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable.
BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings, the Committee,
on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Boards stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2020
BlackRock Annual Report to Shareholders

BlackRock Series Fund, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
33 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Director
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
33 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019.
33 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006.
33 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
33 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Senior Lecturer, Harvard Business School, since 2008; Director,
Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/
Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
33 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
33 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Montpelier Re
Holdings, Ltd. (publicly
held property and casualty
reinsurance) from 2013
until 2015; WABCO
(commercial vehicle safety
systems); Sealed Air Corp.
(packaging)
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 33 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing)

Director and Officer Information
(continued)

Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Director
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee
and Chair of the Investment Committee, Cornell University
since 2004; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2018; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
33 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
33 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
33 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
33 RICs consisting of 159 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders

Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None

Director and Officer Information
(continued)

Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Director and Officer Information
2020
BlackRock Annual Report to Shareholders

BlackRock Series Fund II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Director
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
84 RICs consisting of 108 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Director
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
84 RICs consisting of 108 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Director
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
84 RICs consisting of 108 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
84 RICs consisting of 108 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year.
85 RICs consisting of 109 Portfolios None
R. Glenn Hubbard
1958
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
84 RICs consisting of 108 Portfolios ADP (data and information services); Metropolitan
Life Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
85 RICs consisting of 109 Portfolios None

Director and Officer Information
(continued)

Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company's by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
85 RICs consisting of 109 Portfolios None
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders

Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market Portfolio) file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com/prospectus/insurance ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Additional Information
(continued)
2020
BlackRock Annual Report to Shareholders

Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(c)
New York, NY 10179
Brown Brothers Harriman & Co.
(d)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(e)
New York, NY 10019
Willkie Farr & Gallagher LLP
(f)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Balanced Capital Portfolio, BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Balanced Capital Portfolio.
(c)
For all Funds except BlackRock Global Allocation Portfolio.
(d)
For BlackRock Global Allocation Portfolio.
(e)
For BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio and BlackRock
Government Money Market Portfolio.
(f)
For BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PEN Peruvian Sol
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency.
BlackRock Government Money Market Portfolio's sponsor has no legal obligation to provide financial support to the
Portfolio. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960. BlackRock Government
Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.
Series8-12/20-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –           Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield Portfolio	$30,192	$30,192	$0	$38	$9,800	$10,100	$0	$0
BlackRock U.S. Government Bond Portfolio	$39,474	$39,474	$0	$38	$14,900	$15,400	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield Portfolio	$9,800	$10,138
BlackRock U.S. Government Bond Portfolio	$14,900	$15,438

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: February 26, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund II, Inc.

Date: February 26, 2021